                                                     ---------------------------
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                                                     hours per response....21.09
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04550

                               The MainStay Funds
               (Exact name of registrant as specified in charter)

      51 Madison Avenue, New York,                                New York 10010
(Address of principal executive offices)                            (Zip Code)

      Marguerite E.H. Morrison, 169 Lackawanna Avenue, Parsippany, NJ 07054
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-576-7000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The schedule of investments for the period ended January 31, 2006 is filed herewith.

MAINSTAY CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS                            January 31, 2006 (unaudited)

                                                           SHARES       VALUE
                                                         ---------   -----------
    COMMON STOCKS (99.8%)                          +
    AEROSPACE & DEFENSE (4.0%)
    L-3 Communications Holdings, Inc.                      295,200   $23,917,104
    United Technologies Corp.                              467,300    27,276,301
                                                                     -----------
                                                                      51,193,405
                                                                     -----------
    AIR FREIGHT & LOGISTICS (2.0%)
    FedEx Corp.                                            243,900    24,670,485
                                                                     -----------
    AUTOMOBILES (1.7%)
    Harley-Davidson, Inc.                          (a)     398,800    21,347,764
                                                                     -----------
    BEVERAGES (0.9%)
    PepsiCo, Inc.                                          198,900    11,373,102
                                                                     -----------
    BIOTECHNOLOGY (5.5%)
    Amgen, Inc.                                    (b)     343,700    25,052,293
    Genentech, Inc.                                (b)     230,600    19,813,152
    Gilead Sciences, Inc.                          (a)(b)  404,600    24,628,002
                                                                     -----------
                                                                      69,493,447
                                                                     -----------
    CAPITAL MARKETS (0.3%)
    Ameriprise Financial, Inc.                              81,000     3,295,890
                                                                     -----------
    CHEMICALS (2.2%)
&   Praxair, Inc.                                          520,200    27,404,136
                                                                     -----------
    COMMUNICATIONS EQUIPMENT (6.5%)
    Comverse Technology, Inc.                      (b)     184,800     5,061,672
&   Corning, Inc.                                  (b)   1,395,000    33,968,250
    Motorola, Inc.                                       1,071,500    24,333,765
    QUALCOMM, Inc.                                         320,000    15,347,200
    Research In Motion, Ltd.                       (b)      58,300     3,935,250
                                                                     -----------
                                                                      82,646,137
                                                                     -----------
    COMPUTERS & PERIPHERALS (4.3%)
&   Apple Computer, Inc.                           (b)     377,700    28,520,127
    EMC Corp.                                      (b)   1,264,600    16,945,640
    International Business Machines Corp.                  105,700     8,593,410
                                                                     -----------
                                                                      54,059,177
                                                                     -----------
    CONSUMER FINANCE (3.4%)
    American Express Co.                                   401,000    21,032,450
    Capital One Financial Corp.                            263,300    21,932,890
                                                                     -----------
                                                                      42,965,340
                                                                     -----------
    ENERGY EQUIPMENT & SERVICES (10.9%)
&   Baker Hughes, Inc.                                     420,100    32,532,544

&   BJ Services Co.                               (a)      725,500    29,375,495
    ENSCO International, Inc.                              327,700    16,752,024
&   Transocean, Inc.                              (b)      336,800    27,331,320
&   Weatherford International, Ltd.               (b)      727,900    32,595,362
                                                                     -----------
                                                                     138,586,745
                                                                     -----------
    FOOD & STAPLES RETAILING (1.6%)
    Walgreen Co.                                           472,700    20,458,456
                                                                     -----------
    HEALTH CARE EQUIPMENT & SUPPLIES (1.9%)
    Fisher Scientific International, Inc.         (b)      358,900    23,999,643
                                                                     -----------
    HEALTH CARE PROVIDERS & SERVICES (11.4%)
    Caremark Rx, Inc.                             (b)      534,500    26,350,850
    Coventry Health Care, Inc.                    (b)      244,300    14,552,951
    Omnicare, Inc.                                         217,700    10,819,690
    Quest Diagnostics, Inc.                                441,800    21,838,174
&   UnitedHealth Group, Inc.                               644,600    38,302,131
&   WellPoint, Inc.                               (b)      423,800    32,547,840
                                                                     -----------
                                                                     144,411,636
                                                                     -----------
    HOTELS, RESTAURANTS & LEISURE (0.7%)
    Carnival Corp.                                         164,400     8,509,344
                                                                     -----------
    HOUSEHOLD DURABLES (7.2%)
    Centex Corp.                                  (a)      276,300    19,725,057
    D.R. Horton, Inc.                             (a)      712,733    26,599,196
    Harman International Industries, Inc.         (a)      175,300    19,283,000
    Lennar Corp. Class A                          (a)      409,500    25,618,320
                                                                     -----------
                                                                      91,225,573
                                                                     -----------
    INDUSTRIAL CONGLOMERATES (3.3%)
    3M Co.                                                 236,900    17,234,475
    General Electric Co.                                   758,900    24,853,975
                                                                     -----------
                                                                      42,088,450
                                                                     -----------
    INTERNET SOFTWARE & SERVICES (1.5%)
    eBay, Inc.                                    (b)      250,700    10,805,170
    Yahoo!, Inc.                                  (b)      222,300     7,633,782
                                                                     -----------
                                                                      18,438,952
                                                                     -----------
    LEISURE EQUIPMENT & PRODUCTS (0.7%)
    Brunswick Corp.                                        243,700     9,160,683
                                                                     -----------
    MACHINERY (3.5%)
    Danaher Corp.                                          412,300    23,352,672
    Illinois Tool Works, Inc.                     (a)      252,700    21,300,083
                                                                     -----------
                                                                      44,652,755
                                                                     -----------
    MEDIA (1.4%)
    Omnicom Group, Inc.                           (a)      221,900    18,149,201
                                                                     -----------
    MULTILINE RETAIL (3.3%)
    Kohl's Corp.                                  (a)(b)   442,900    19,660,331
    Target Corp.                                           411,200    22,513,200
                                                                     -----------
                                                                      42,173,531
                                                                     -----------

    OIL, GAS & CONSUMABLE FUELS (3.1%)
    Apache Corp.                                          175,700     13,270,621
    Peabody Energy Corp.                                  256,500     25,524,315
                                                                   -------------
                                                                      38,794,936
                                                                   -------------
    PHARMACEUTICALS (1.6%)
    Johnson & Johnson                                     361,700     20,812,218
                                                                   -------------
    ROAD & RAIL (1.2%)
    Norfolk Southern Corp.                                298,100     14,857,304
                                                                   -------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
       (4.7%)
    Intel Corp.                                           713,900     15,184,653
    Linear Technology Corp.                               400,500     14,902,605
    Maxim Integrated Products, Inc.                       235,000      9,644,400
    National Semiconductor Corp.                          716,000     20,198,360
                                                                   -------------
                                                                      59,930,018
                                                                   -------------
    SOFTWARE (1.8%)
    Microsoft Corp.                                       465,300     13,098,195
    Oracle Corp.                                   (a)(b) 795,100      9,994,407
                                                                   -------------
                                                                      23,092,602
                                                                   -------------
    SPECIALTY RETAIL (5.2%)
    Bed Bath & Beyond, Inc.                        (b)    514,000     19,228,740
    Best Buy Co., Inc.                                    456,650     23,133,889
    Lowe's Cos., Inc.                              (a)    375,800     23,882,090
                                                                   -------------
                                                                      66,244,719
                                                                   -------------
    TEXTILES, APPAREL & LUXURY GOODS (4.0%)
&   Coach, Inc.                                    (b)    815,400     29,313,630
    NIKE, Inc. Class B                                    267,800     21,678,410
                                                                   -------------
                                                                      50,992,040
                                                                   -------------
    Total Common Stocks
       (Cost $924,169,820)                                         1,265,027,689
                                                                   -------------

                                                          PRINCIPAL
                                                            AMOUNT
                                                          ----------
    SHORT-TERM INVESTMENTS (7.8%)
    CERTIFICATES OF DEPOSIT (0.2%)
    Skandinaviska Enskilda Banken AB
       4.52%, due 2/22/06                          (c)(d) $2,995,094   2,995,094
                                                                       ---------
    Total Certificates of Deposit
       (Cost $2,995,094)                                               2,995,094
                                                                       ---------
    COMMERCIAL PAPER (2.0%)
    Compass Securitization
       4.517%, due 2/22/06                         (c)     2,139,353   2,139,353
    Den Danske Bank
       4.409%, due 2/6/06                          (c)     3,191,249   3,191,249
    Fairway Finance
       4.449%, due 2/21/06                         (c)     2,977,192   2,977,192
    Falcon Asset Securitization Corp.
       4.441%, due 3/9/06                          (c)     1,915,653   1,915,653

    Greyhawk Funding
       4.397%, due 2/13/06                           (c) 1,711,482     1,711,482
    Liberty Street
       4.527%, due 3/15/06                           (c) 1,283,612     1,283,612
    Park Avenue Receivables Corp.
       4.506%, due 2/23/06                           (c) 2,567,224     2,567,224
    Prefco Enterprises, Inc.
       4.518%, due 2/27/06                           (c) 1,497,547     1,497,547
    Ranger Funding
       4.523%, due 3/7/06                            (c) 1,518,941     1,518,941
    Yorktown Capital LLC
       4.358%, due 2/2/06                            (c) 4,270,434     4,270,434
    UBS Finance Delaware LLC
       4.47%, due 2/1/06                                 1,750,000     1,750,000
                                                                     -----------
    Total Commercial Paper
       (Cost $24,822,687)                                             24,822,687
                                                                     -----------

                                                           SHARES
                                                         ----------
    INVESTMENT COMPANY (1.4%)
    BGI Institutional Money Market Fund              (c) 17,716,774   17,716,774
                                                                      ----------
    Total Investment Company
       (Cost $17,716,774)                                             17,716,774
                                                                      ----------

                                                          PRINCIPAL
                                                            AMOUNT
                                                          ---------
    REPURCHASE AGREEMENT (0.1%)
    Morgan Stanley & Co. 4.605%, dated 1/31/06
       due 2/1/06 Proceeds at Maturity $1,283,780
       (Collateralized by various bonds with
       a Principal Amount of $1,316,115
       and Market Value of $1,317,685)               (c)   $1,283,612  1,283,612
                                                                       ---------
    Total Repurchase Agreement
       (Cost $1,283,612)                                               1,283,612
                                                                       ---------
    TIME DEPOSITS (4.1%)
    Abbey National PLC
       4.40%, due 3/1/06                             (c)    4,706,576  4,706,576
    Bank of America
       4.52%, due 3/27/06                            (c)(d) 4,278,706  4,278,706
    Bank of Nova Scotia
       4.50%, due 3/24/06                            (c)    3,422,965  3,422,965
    Barclays
       4.425%, due 3/6/06                            (c)    4,278,706  4,278,706
    Credit Suisse First Boston Corp.
       4.50%, due 3/24/06                            (c)    2,995,094  2,995,094
    Deutsche Bank
       4.29%, due 2/1/06                             (c)    3,850,835  3,850,835
    Dexia Group
       4.52%, due 3/27/06                            (c)    3,422,965  3,422,965
    First Tennessee National Corp.
       4.39%, due 2/13/06                            (c)    4,278,706  4,278,706
    Fortis Bank
       4.35%, due 2/8/06                             (c)    4,278,706  4,278,706
    Fortis Bank
       4.50%, due 2/28/06                            (c)    4,278,706  4,278,706
    National Australia Bank

       4.46%, due 2/1/06                         (c) 4,278,706        4,278,706
    Societe Generale
       4.50%, due 2/6/06                         (c) 4,706,577        4,706,577
    Wells Fargo & Co.
       4.50%, due 3/20/06                        (c) 3,850,835        3,850,835
                                                                 --------------
    Total Time Deposits
       (Cost $52,628,083)                                            52,628,083
                                                                 --------------
    Total Short-Term Investments
       (Cost $99,446,250)                                            99,446,250
                                                                 --------------
    Total Investments
       (Cost $1,023,616,070)                     (e)     107.6%   1,364,473,939  (f)
    Liabilities in Excess of
       Cash and Other Assets                              (7.6)     (96,584,790)
                                                     ---------   --------------
    Net Assets                                           100.0%  $1,267,889,149
                                                     =========   ==============

+    Percentages indicated are based on Fund net assets.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Represents security, or a portion thereof, which is out on loan.

(b)  Non-income producing security.

(c) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)  Floating rate. Rate shown is the rate in effect at January 31, 2006.

(e)  The cost for federal income tax purposes is $1,024,514,878.

(f) At January 31, 2006 net unrealized appreciation was $339,959,061, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $361,187,424 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $21,228,363.

MAINSTAY COMMON STOCK FUND
PORTFOLIO OF INVESTMENTS                            January 31, 2006 (unaudited)

                                                             SHARES      VALUE
                                                            -------   ----------
    COMMON STOCKS (98.9%)                             +
    AEROSPACE & DEFENSE (2.4%)
    Boeing Co. (The)                                         29,410   $2,008,997
    Goodrich Corp.                                            1,825       71,850
    Honeywell International, Inc.                             6,321      242,853
    Lockheed Martin Corp.                                    17,785    1,203,155
    Precision Castparts Corp.                                 5,191      259,290
    Raytheon Co.                                             11,443      468,820
    Rockwell Collins, Inc.                                    2,549      119,599
                                                                      ----------
                                                                       4,374,564
                                                                      ----------
    AIR FREIGHT & LOGISTICS (0.3%)
    C.H. Robinson Worldwide, Inc.                             2,900      117,334
    FedEx Corp.                                               2,326      235,275
    Ryder System, Inc.                                        1,439       64,323
    United Parcel Service, Inc. Class B                       1,936      145,026
                                                                      ----------
                                                                         561,958
                                                                      ----------
    AIRLINES (0.1%)
    Alaska Air Group, Inc.                           (a)        396       12,644
    Southwest Airlines Co.                                   11,688      192,384
                                                                      ----------
                                                                         205,028
                                                                      ----------
    AUTO COMPONENTS (0.1%)
    ArvinMeritor, Inc.                                        1,117       19,492
    Dana Corp.                                                1,132        5,513
    Goodyear Tire & Rubber Co. (The)                 (a)(b)   8,415      131,611
    Lear Corp.                                       (b)        482       12,219
    Modine Manufacturing Co.                                    877       23,767
    Visteon Corp.                                    (a)        932        4,893
                                                                      ----------
                                                                         197,495
                                                                      ----------
    AUTOMOBILES (0.8%)
    Ford Motor Co.                                   (b)     89,404      767,086
    General Motors Corp.                             (b)      9,208      221,544
    Harley-Davidson, Inc.                            (b)      9,402      503,289
    Thor Industries, Inc.                                       294       12,539
                                                                      ----------
                                                                       1,504,458
                                                                      ----------
    BEVERAGES (1.1%)
    Brown-Forman Corp. Class B                                  737       52,268
    Coca-Cola Co. (The)                                      33,016    1,366,202
    Coca-Cola Enterprises, Inc.                               4,592       90,646
    Constellation Brands, Inc. Class A               (a)      1,451       38,727
    Pepsi Bottling Group, Inc. (The)                          5,329      154,541
    PepsiCo, Inc.                                             6,114      349,599
                                                                      ----------
                                                                       2,051,983
                                                                      ----------

    BIOTECHNOLOGY (1.3%)
    Amgen, Inc.                                      (a)     25,064    1,826,915
    Applera Corp.- Applied BioSystems Group          (b)      5,620      159,271
    Biogen Idec, Inc.                                (a)      5,938      265,726
    Chiron Corp.                                     (a)        906       41,314
    Techne Corp.                                     (a)      1,571       89,311
                                                                      ----------
                                                                       2,382,537
                                                                      ----------
    BUILDING PRODUCTS (0.3%)
    Masco Corp.                                              20,656      612,450
                                                                      ----------
    CAPITAL MARKETS (3.8%)
    A.G. Edwards, Inc.                                        1,162       55,276
    Ameriprise Financial, Inc.                                8,707      354,280
    Bank of New York Co., Inc. (The)                         19,751      628,279
    Charles Schwab Corp. (The)                               42,353      626,401
    E*TRADE Financial Corp.                          (a)     17,641      419,679
    Federated Investors, Inc. Class B                         3,454      133,359
    Franklin Resources, Inc.                                  4,785      471,323
    Goldman Sachs Group, Inc. (The)                           2,023      285,749
    Janus Capital Group, Inc.                                 8,917      186,276
    Jefferies Group, Inc.                                       926       50,439
    LaBranche & Co., Inc.                            (a)(b)   1,397       15,996
    Legg Mason, Inc.                                          5,469      709,329
    Lehman Brothers Holdings, Inc.                            6,700      941,015
    Merrill Lynch & Co., Inc.                                10,353      777,200
    Morgan Stanley                                           12,078      742,193
    Northern Trust Corp.                                      3,164      165,192
    Raymond James Financial, Inc.                             1,381       58,775
    State Street Corp.                                        2,492      150,666
    T. Rowe Price Group, Inc.                                 2,216      169,369
    Waddell & Reed Financial, Inc.
    Class A                                                   1,397       31,125
                                                                      ----------
                                                                       6,971,921
                                                                      ----------
    CHEMICALS (0.4%)
    Eastman Chemical Co.                                        540       26,033
    FMC Corp.                                        (a)        264       14,895
    Lyondell Chemical Co.                            (b)      5,254      126,149
    Monsanto Co.                                              4,669      395,044
    Olin Corp.                                                1,831       37,536
    Rohm & Haas Co.                                           1,184       60,266
    Scotts Miracle-Gro Co. (The) Class A                      1,109       54,896
    Sensient Technologies Corp.                               1,539       29,179
                                                                      ----------
                                                                         743,998
                                                                      ----------
    COMMERCIAL BANKS (4.2%)
&   Bank of America Corp.                                    81,063    3,585,416
    Bank of Hawaii Corp.                                        452       23,599
    BB&T Corp.                                               12,611      492,333
    City National Corp.                                         335       25,115
    Comerica, Inc.                                            8,063      447,255
    Compass Bancshares, Inc.                                  1,851       90,181
    Cullen/Frost Bankers, Inc.                                  789       42,401
    Huntington Bancshares, Inc.                      (b)      1,493       34,638
    KeyCorp                                                  11,457      405,463
    National City Corp.                                      27,308      933,387
    Regions Financial Corp.                          (b)      4,076      135,242

    SunTrust Banks, Inc.                                      3,503      250,289
    SVB Financial Group                              (a)        256       12,667
    Unizan Financial Corp.                                    1,779       47,659
    Wachovia Corp.                                            2,161      118,488
    Wells Fargo & Co.                                        16,151    1,007,176
    Wilmington Trust Corp.                                      495       20,543
                                                                      ----------
                                                                       7,671,852
                                                                      ----------
    COMMERCIAL SERVICES & SUPPLIES (1.2%)
    Adesa, Inc.                                                 657       16,819
    Allied Waste Industries, Inc.                    (a)(b)   5,204       47,304
    Apollo Group, Inc. Class A                       (a)      1,739       96,810
    Brink's Co. (The)                                           417       22,184
    Cendant Corp.                                            23,744      397,475
    Corporate Executive Board Co. (The)                         977       82,205
    Dun & Bradstreet Corp. (The)                     (a)      2,730      197,324
    Equifax, Inc.                                             3,979      152,475
    HNI Corp.                                                 1,224       70,625
    Korn/Ferry International                         (a)        145        2,865
    Monster Worldwide, Inc.                          (a)(b)   3,139      133,910
    Republic Services, Inc.                                   3,943      149,243
    Robert Half International, Inc.                           5,622      205,372
    Stericycle, Inc.                                 (a)        327       19,545
    Waste Management, Inc.                                   16,486      520,628
                                                                      ----------
                                                                       2,114,784
                                                                      ----------
    COMMUNICATIONS EQUIPMENT (3.3%)
    ADC Telecommunications, Inc.                     (a)        855       21,683
    ADTRAN, Inc.                                              1,571       46,077
&   Cisco Systems, Inc.                              (a)    162,028    3,008,860
    CommScope, Inc.                                  (a)        403        8,910
    Corning, Inc.                                    (a)     32,281      786,042
    Dycom Industries, Inc.                           (a)        920       22,687
    Harris Corp.                                              3,393      157,537
    Motorola, Inc.                                           74,897    1,700,911
    Powerwave Technologies, Inc.                     (a)(b)   2,485       36,306
    QUALCOMM, Inc.                                              570       27,337
    Scientific-Atlanta, Inc.                                  1,489       63,670
    Tellabs, Inc.                                    (a)      3,967       50,738
                                                                      ----------
                                                                       5,930,758
                                                                      ----------
    COMPUTERS & PERIPHERALS (4.8%)
    Apple Computer, Inc.                             (a)     13,013      982,612
    Dell, Inc.                                       (a)     57,270    1,678,584
&   Hewlett-Packard Co.                                      83,748    2,611,263
    Imation Corp.                                             1,330       60,289
&   International Business Machines Corp.                    37,272    3,030,214
    Lexmark International, Inc. Class A              (a)      3,027      147,021
    QLogic Corp.                                     (a)      2,028       80,451
    SanDisk Corp.                                    (a)      1,344       90,532
    Western Digital Corp.                            (a)      1,193       26,079
                                                                      ----------
                                                                       8,707,045
                                                                      ----------
    CONSTRUCTION & ENGINEERING (0.2%)
    Fluor Corp.                                               2,210      194,370
    Granite Construction, Inc.                                  760       30,765
    Quanta Services, Inc.                            (a)(b)   5,549       76,854

                                                                       ---------
                                                                         301,989
                                                                       ---------
    CONSTRUCTION MATERIALS (0.2%)
    Martin Marietta Materials, Inc.                            1,830     155,147
    Vulcan Materials Co.                                       3,950     283,926
                                                                       ---------
                                                                         439,073
                                                                       ---------
    CONSUMER FINANCE (1.7%)
    American Express Co.                                      40,579   2,128,369
    AmeriCredit Corp.                                  (a)     6,739     193,814
    Capital One Financial Corp.                                9,623     801,596
                                                                       ---------
                                                                       3,123,779
                                                                       ---------
    CONTAINERS & PACKAGING (0.1%)
    Longview Fibre Co.                                           376       7,163
    Pactiv Corp.                                       (a)(b)  5,822     129,481
                                                                       ---------
                                                                         136,644
                                                                       ---------
    DISTRIBUTORS (0.1%)
    Genuine Parts Co.                                          2,360     100,371
                                                                       ---------
    DIVERSIFIED CONSUMER SERVICES (0.1%)
    Career Education Corp.                             (a)     1,683      54,681
    Education Management Corp.                         (a)     2,214      67,793
    H&R Block, Inc.                                            2,372      58,019
    Sotheby's Holdings, Inc. Class A                   (a)       710      14,122
                                                                       ---------
                                                                         194,615
                                                                       ---------
    DIVERSIFIED FINANCIAL SERVICES (2.6%)
    CIT Group, Inc.                                            7,985     425,920
&   Citigroup, Inc.                                           55,636   2,591,525
    JPMorgan Chase & Co.                                      30,615   1,216,946
    Moody's Corp.                                              8,303     525,746
                                                                       ---------
                                                                       4,760,137
                                                                       ---------
    DIVERSIFIED TELECOMMUNICATION SERVICES (2.3%)
    AT&T, Inc.                                                76,240   1,978,428
    BellSouth Corp.                                            2,638      75,895
    CenturyTel, Inc.                                           6,275     208,958
    Cincinnati Bell, Inc.                              (a)    11,659      40,807
    Citizens Communications Co.                               13,763     168,872
    Qwest Communications International, Inc.           (a)(b) 64,100     385,882
    Verizon Communications, Inc.                              40,418   1,279,634
                                                                       ---------
                                                                       4,138,476
                                                                       ---------
    ELECTRIC UTILITIES (2.7%)
    Allegheny Energy, Inc.                             (a)     7,608     264,682
    American Electric Power Co., Inc.                         18,735     699,190
    Cinergy Corp.                                             27,711   1,204,043
    DPL, Inc.                                                  2,110      54,100
    Edison International                                      15,707     688,281
    Entergy Corp.                                              8,589     597,021
    FirstEnergy Corp.                                          9,047     453,255
    Great Plains Energy, Inc.                                    594      16,947
    Pepco Holdings, Inc.                                       3,064      70,503
    Pinnacle West Capital Corp.                                  679      28,932

    PPL Corp.                                                  3,276      98,706
    Sierra Pacific Resources                           (a)     3,155      41,646
    Southern Co. (The)                                        18,367     639,172
    Westar Energy, Inc.                                        1,479      30,467
                                                                       ---------
                                                                       4,886,945
                                                                       ---------
    ELECTRICAL EQUIPMENT (0.3%)
    Emerson Electric Co.                                       5,983     463,383
                                                                       ---------
    ELECTRONIC EQUIPMENT & INSTRUMENTS (0.7%)
    Agilent Technologies, Inc.                         (a)    18,656     632,625
    Arrow Electronics, Inc.                            (a)     5,719     196,505
    Avnet, Inc.                                        (a)     4,443     108,631
    CDW Corp.                                                  1,048      58,688
    Jabil Circuit, Inc.                                (a)       314      12,686
    Plexus Corp.                                       (a)     1,778      50,335
    Sanmina-SCI Corp.                                  (a)    16,424      69,145
    Solectron Corp.                                    (a)    45,898     175,330
    Tech Data Corp.                                    (a)       504      20,780
    Tektronix, Inc.                                              719      21,211
                                                                       ---------
                                                                       1,345,936
                                                                       ---------
    ENERGY EQUIPMENT & SERVICES (1.5%)
    BJ Services Co.                                            5,249     212,532
    Cooper Cameron Corp.                               (a)     4,413     213,545
    Grant Prideco, Inc.                                (a)     2,112     105,790
    Helmerich & Payne, Inc.                                    2,475     193,941
    Patterson-UTI Energy, Inc.                                 1,254      47,175
    Pride International, Inc.                          (a)     4,039     142,617
    Rowan Cos., Inc.                                             939      42,095
    Schlumberger, Ltd.                                 (b)     6,563     836,454
    Transocean, Inc.                                   (a)    10,765     873,580
                                                                       ---------
                                                                       2,667,729
                                                                       ---------
    FOOD & STAPLES RETAILING (1.1%)
    Albertson's, Inc.                                         12,706     319,556
    Kroger Co. (The)                                   (a)    18,142     333,813
    Safeway, Inc.                                             13,732     321,878
    SUPERVALU, Inc.                                            5,470     174,657
    Wal-Mart Stores, Inc.                                     16,521     761,783
    Whole Foods Market, Inc.                                     968      71,506
                                                                       ---------
                                                                       1,983,193
                                                                       ---------
    FOOD PRODUCTS (1.1%)
    Archer-Daniels-Midland Co.                                24,503     771,845
    ConAgra Foods, Inc.                                        2,036      42,206
    Dean Foods Co.                                     (a)     6,961     264,031
    General Mills, Inc.                                       11,291     548,856
    JM Smucker Co. (The)                                         432      18,792
    Kellogg Co.                                                1,060      45,474
    McCormick & Co., Inc.                                      5,440     164,342
    Tyson Foods, Inc. Class A                          (b)     5,708      81,796
                                                                       ---------
                                                                       1,937,342
                                                                       ---------
    GAS UTILITIES (0.3%)
    Equitable Resources, Inc.                                  5,846     215,717
    National Fuel Gas Co.                                      2,160      71,064

    Nicor, Inc.                                                2,123      86,831
    Questar Corp.                                              1,923     156,686
                                                                       ---------
                                                                         530,298
                                                                       ---------
    HEALTH CARE EQUIPMENT & SUPPLIES (1.0%)
    Bausch & Lomb, Inc.                                          342      23,102
    Baxter International, Inc.                                24,677     909,347
    Becton, Dickinson & Co.                                    2,693     174,506
    Cytyc Corp.                                        (a)       840      25,284
    Guidant Corp.                                                790      58,144
    Hospira, Inc.                                      (a)     4,895     219,051
    Intuitive Surgical, Inc.                           (a)       255      35,101
    PerkinElmer, Inc.                                          1,899      43,183
    Varian Medical Systems, Inc.                       (a)     5,341     321,582
    Varian, Inc.                                       (a)       547      20,988
    Waters Corp.                                       (a)     1,929      80,922
                                                                       ---------
                                                                       1,911,210
                                                                       ---------
    HEALTH CARE PROVIDERS & SERVICES (5.3%)
    Aetna, Inc.                                               13,918   1,347,262
    AmerisourceBergen Corp.                                   10,046     438,407
    Apria Healthcare Group, Inc.                       (a)       746      18,180
    Cardinal Health, Inc.                              (b)    20,644   1,487,194
    Caremark Rx, Inc.                                  (a)    13,489     665,008
    CIGNA Corp.                                                2,927     355,923
    Community Health Systems, Inc.                     (a)     1,183      43,049
    Coventry Health Care, Inc.                         (a)     5,372     320,010
    HCA, Inc.                                                  9,991     490,358
    Health Net, Inc.                                   (a)     5,477     270,399
    Humana, Inc.                                       (a)     7,828     436,568
    Lincare Holdings, Inc.                             (a)     2,455     103,748
    Manor Care, Inc.                                           3,224     126,058
    McKesson Corp.                                            14,764     782,492
    Omnicare, Inc.                                               776      38,567
    Tenet Healthcare Corp.                             (a)     3,541      25,743
    Triad Hospitals, Inc.                              (a)       637      26,155
    UnitedHealth Group, Inc.                                  41,051   2,439,250
    Universal Health Services, Inc. Class B                    2,667     126,709
    WellPoint, Inc.                                    (a)     2,356     180,941
                                                                       ---------
                                                                       9,722,021
                                                                       ---------
    HOTELS, RESTAURANTS & LEISURE (0.9%)
    Boyd Gaming Corp.                                            496      22,419
    Brinker International, Inc.                                2,772     112,820
    CBRL Group, Inc.                                           1,062      46,622
    Darden Restaurants, Inc.                                   6,461     262,704
    GTECH Holdings Corp.                                       2,727      91,136
    Hilton Hotels Corp.                                        2,628      65,516
    Marriott International, Inc. Class A                       1,312      87,432
    McDonald's Corp.                                           9,363     327,799
    Ruby Tuesday, Inc.                                           968      27,694
    Wendy's International, Inc.                                  852      50,225
    Yum! Brands, Inc.                                         11,589     573,308
                                                                       ---------
                                                                       1,667,675
                                                                       ---------
    HOUSEHOLD DURABLES (0.4%)
    American Greetings Corp. Class A                           3,237      66,067

    Black & Decker Corp. (The)                                  559       48,242
    Furniture Brands International, Inc.                      2,168       52,162
    Maytag Corp.                                              1,806       31,099
    Newell Rubbermaid, Inc.                                  13,269      313,679
    Toll Brothers, Inc.                              (a)(b)   4,090      139,060
    Tupperware Brands Corp.                                   2,624       58,253
    Whirlpool Corp.                                   (b)       537       43,325
                                                                      ----------
                                                                         751,887
                                                                      ----------
    HOUSEHOLD PRODUCTS (2.2%)
    Church & Dwight Co., Inc.                                 1,205       44,344
    Clorox Co. (The)                                          3,453      206,662
    Colgate-Palmolive Co.                                     4,655      255,513
    Energizer Holdings, Inc.                          (a)     2,148      116,228
    Kimberly-Clark Corp.                                     22,923    1,309,362
    Procter & Gamble Co. (The)                               34,897    2,066,949
                                                                      ----------
                                                                       3,999,058
                                                                      ----------
    INDEPENDENT POWER PRODUCERS &
       ENERGY TRADERS (1.0%)
    AES Corp. (The)                                   (a)     8,819      150,276
    Black Hills Corp.                                           253        9,007
    Constellation Energy Group, Inc.                         10,135      590,566
    TXU Corp.                                                22,821    1,155,655
                                                                      ----------
                                                                       1,905,504
                                                                      ----------
    INDUSTRIAL CONGLOMERATES (2.7%)
    3M Co.                                                    2,681      195,043
&   General Electric Co.                                    134,709    4,411,720
    Teleflex, Inc.                                            1,661      104,759
    Textron, Inc.                                             1,996      168,582
                                                                      ----------
                                                                       4,880,104
                                                                      ----------
    INSURANCE (8.2%)
    ACE, Ltd.                                                11,874      650,102
    AFLAC, Inc.                                              24,186    1,135,533
    Allstate Corp. (The)                                     16,425      854,921
    American Financial Group, Inc.                            1,985       74,676
    American International Group, Inc.                       32,861    2,151,081
    AmerUs Group Co.                                          1,015       62,291
    Aon Corp.                                                15,388      526,577
    Arthur J. Gallagher & Co.                                 2,431       70,888
    Chubb Corp. (The)                                         8,056      760,084
    Everest Re Group, Ltd.                                    1,025       99,066
    Fidelity National Financial, Inc.                         2,700      106,569
    First American Corp.                                      1,676       78,470
    Hartford Financial Services Group,
       Inc. (The)                                             1,298      106,735
    HCC Insurance Holdings, Inc.                              2,597       80,663
    Horace Mann Educators Corp.                                 690       13,517
    Lincoln National Corp.                                    4,420      241,023
    Loews Corp.                                               5,540      546,743
    MBIA, Inc.                                                1,013       62,360
    MetLife, Inc.                                            34,651    1,738,094
    Old Republic International Corp.                          4,002       85,843
    Principal Financial Group, Inc.                          13,588      640,810
    Progressive Corp. (The)                                   7,641      802,611
    Protective Life Corp.                                     3,354      150,762

    Prudential Financial, Inc.                               19,941    1,502,355
    SAFECO Corp.                                              1,456       76,076
    St. Paul Travelers Cos., Inc. (The)                      32,861    1,491,232
    StanCorp Financial Group, Inc.                              928       46,168
    Torchmark Corp.                                             838       47,012
    UnumProvident Corp.                              (b)     14,292      290,556
    W.R. Berkley Corp.                                        5,428      268,143
    XL Capital, Ltd. Class A                                  3,179      215,091
                                                                      ----------
                                                                      14,976,052
                                                                      ----------
    INTERNET SOFTWARE & SERVICES (0.2%)
    VeriSign, Inc.                                   (a)     12,078      286,853
                                                                      ----------
    IT SERVICES (1.5%)
    Acxiom Corp.                                              3,804       90,041
    Ceridian Corp.                                   (a)      4,859      119,920
    Cognizant Technology Solutions
       Corp. Class A                                 (a)        975       51,061
    Computer Sciences Corp.                          (a)      8,901      451,281
    CSG Systems International, Inc.                  (a)      2,292       52,189
    DST Systems, Inc.                                (a)(b)   2,724      154,342
    First Data Corp.                                         37,201    1,677,765
    Fiserv, Inc.                                     (a)      1,444       63,507
    MoneyGram International, Inc.                               761       20,212
    MPS Group, Inc.                                  (a)      2,596       36,889
    Sabre Holdings Corp. Class A                                991       24,280
    Unisys Corp.                                     (a)      2,049       13,708
                                                                      ----------
                                                                       2,755,195
                                                                      ----------
    LEISURE EQUIPMENT & PRODUCTS (0.1%)
    Brunswick Corp.                                             719       27,027
    Hasbro, Inc.                                              5,899      125,059
                                                                      ----------
                                                                         152,086
                                                                      ----------
    MACHINERY (0.7%)
    Crane Co.                                                   433       16,160
    Cummins, Inc.                                    (b)      1,869      181,854
    Eaton Corp.                                               1,114       73,747
    Federal Signal Corp.                                      1,190       21,099
    Illinois Tool Works, Inc.                        (b)      4,021      338,930
    Ingersoll-Rand Co. Class A                                3,210      126,057
    Joy Global, Inc.                                          3,970      214,539
    Navistar International Corp.                     (a)        441       11,995
    Nordson Corp.                                               851       38,652
    Parker-Hannifin Corp.                                     2,758      208,974
                                                                      ----------
                                                                       1,232,007
                                                                      ----------
    MARINE (0.0%)                                     @
    Alexander & Baldwin, Inc.                                   322       16,928
                                                                      ----------
    MEDIA (2.1%)
    Catalina Marketing Corp.                                    649       14,505
    CBS Corp. Class B                                        30,765      803,889
    Clear Channel Communications, Inc.                       19,030      557,008
    Emmis Communications Corp. Class A               (a)(b)   1,562       27,788
    Entercom Communications Corp.                    (a)        967       29,194
    Gannett Co., Inc.                                         5,554      343,237
    Knight-Ridder, Inc.                              (b)        512       31,872

    Live Nation, Inc.                                (a)      1,499       26,607
    McGraw-Hill Cos., Inc. (The)                              9,589      489,423
    Omnicom Group, Inc.                                       2,931      239,726
    Readers Digest Association, Inc.
       (The)                                                    718       11,409
    Scholastic Corp.                                 (a)        306        9,195
    Time Warner, Inc.                                         9,445      165,571
    Viacom, Inc. Class B                                     24,110    1,000,083
    Walt Disney Co. (The)                                       805       20,375
    Westwood One, Inc.                                        1,685       25,258
                                                                      ----------
                                                                       3,795,140
                                                                      ----------
    METALS & MINING (1.1%)
    Freeport-McMoRan Copper & Gold,
       Inc. Class B                                  (b)      8,671      557,112
    Newmont Mining Corp.                                      3,848      237,806
    Nucor Corp.                                      (b)      2,950      248,479
    Phelps Dodge Corp.                                        4,758      763,659
    Steel Dynamics, Inc.                                      1,275       59,186
    United States Steel Corp.                                 2,930      175,068
                                                                      ----------
                                                                       2,041,310
                                                                      ----------
    MULTILINE RETAIL (1.0%)
    Big Lots, Inc.                                   (a)        967       12,929
    Dillard's, Inc. Class A                                   1,453       37,633
    Dollar Tree Stores, Inc.                         (a)(b)   5,181      128,437
    Federated Department Stores, Inc.                         3,988      265,720
    J.C. Penney Co., Inc.                                     8,054      449,413
    Nordstrom, Inc.                                          10,777      449,616
    Saks, Inc.                                       (a)      4,325       83,516
    Sears Holdings Corp.                             (a)      1,647      200,012
    Target Corp.                                              5,213      285,412
                                                                      ----------
                                                                       1,912,688
                                                                      ----------
    MULTI-UTILITIES (1.4%)
    Alliant Energy Corp.                                      3,001       89,010
    Centerpoint Energy, Inc.                         (b)     14,686      187,687
    CMS Energy Corp.                                 (a)      1,316       19,043
    MDU Resources Group, Inc.                                 2,782      100,708
    PG&E Corp.                                               17,453      651,171
    Public Service Enterprise Group,
       Inc.                                                  17,422    1,212,920
    Puget Energy, Inc.                                          794       16,745
    SCANA Corp.                                               3,778      151,762
    Wisconsin Energy Corp.                                      883       36,653
    Xcel Energy, Inc.                                         4,490       87,196
                                                                      ----------
                                                                       2,552,895
                                                                      ----------
    OFFICE ELECTRONICS (0.1%)
    Xerox Corp.                                      (a)(b)   7,148      102,288
                                                                      ----------
    OIL, GAS & CONSUMABLE FUELS (10.5%)
    Amerada Hess Corp.                                        2,488      385,142
    Anadarko Petroleum Corp.                                  6,713      723,796
    Arch Coal, Inc.                                  (b)        575       49,864
    Burlington Resources, Inc.                               13,624    1,243,326
    Chevron Corp.                                            17,794    1,056,608
    ConocoPhillips                                           19,980    1,292,706
    Devon Energy Corp.                                       21,497    1,466,310
    EOG Resources, Inc.                              (b)      2,342      197,993

&   ExxonMobil Corp.                                       102,346     6,422,212
    Kerr-McGee Corp.                                         5,360       591,690
    Marathon Oil Corp.                                      11,363       873,474
    Newfield Exploration Co.                        (a)      2,329       122,040
    Occidental Petroleum Corp.                              15,525     1,516,948
    Overseas Shipholding Group, Inc.                           224        11,554
    Peabody Energy Corp.                                     2,174       216,335
    Pioneer Natural Resources Co.                            4,945       262,580
    Plains Exploration & Production Co.             (a)      1,160        52,014
    Pogo Producing Co.                                       1,910       114,581
    Southwestern Energy Co.                         (a)      2,508       108,195
    Sunoco, Inc.                                    (b)      6,569       625,369
    Valero Energy Corp.                                     28,261     1,764,334
    Williams Cos., Inc. (The)                                5,423       129,284
                                                                     -----------
                                                                      19,226,355
                                                                     -----------
    PAPER & FOREST PRODUCTS (0.3%)
    International Paper Co.                                  4,358       142,202
    Louisiana-Pacific Corp.                         (b)      3,559       104,813
    MeadWestvaco Corp.                                       5,743       153,281
    Potlatch Corp.                                             439        22,490
    Weyerhaeuser Co.                                         3,069       214,093
                                                                     -----------
                                                                         636,879
                                                                     -----------
    PHARMACEUTICALS (5.5%)
    Allergan, Inc.                                             965       112,326
    Forest Laboratories, Inc.                       (a)     16,168       748,255
    Johnson & Johnson                                       34,581     1,989,791
    King Pharmaceuticals, Inc.                      (a)     11,670       218,813
    Merck & Co., Inc.                                       72,251     2,492,660
    Mylan Laboratories, Inc.                                 3,816        75,175
&   Pfizer, Inc.                                           163,316     4,193,955
    Watson Pharmaceuticals, Inc.                    (a)      4,203       139,077
                                                                     -----------
                                                                       9,970,052
                                                                     -----------
    REAL ESTATE (0.2%)
    Apartment Investment & Management
       Co. Class A                                             705        29,977
    Equity Office Properties Trust                  (b)      3,285       104,529
    Highwoods Properties, Inc.                                 374        11,796
    New Plan Excel Realty Trust                              2,647        65,249
    Public Storage, Inc.                            (b)      2,802       203,341
    Rayonier, Inc.                                             604        25,821
                                                                     -----------
                                                                         440,713
                                                                     -----------
    ROAD & RAIL (1.0%)
    Burlington Northern Santa Fe Corp.                       9,815       786,378
    CNF, Inc.                                                  787        40,334
    CSX Corp.                                                1,607        86,023
    Norfolk Southern Corp.                                  16,269       810,847
    Swift Transportation Co., Inc.                  (a)      1,275        30,128
                                                                     -----------
                                                                       1,753,710
                                                                     -----------
    SEMICONDUCTORS & SEMICONDUCTOR
       EQUIPMENT (3.6%)
    Advanced Micro Devices, Inc.                    (a)      3,218       134,705
    Freescale Semiconductor, Inc. Class B           (a)     15,649       395,137

&   Intel Corp.                                            140,752     2,993,795
    Intersil Corp. Class A                                   3,950       114,787
    Lam Research Corp.                              (a)(b)   3,589       166,637
    LSI Logic Corp.                                 (a)     12,124       110,935
    MEMC Electronic Materials, Inc.                 (a)      1,201        34,325
    Micron Technology, Inc.                         (a)     19,115       280,608
    National Semiconductor Corp.                            16,497       465,380
    Novellus Systems, Inc.                          (a)      2,333        66,141
    NVIDIA Corp.                                    (a)      2,872       129,125
    Silicon Laboratories, Inc.                      (a)        457        22,498
    Texas Instruments, Inc.                                 59,635     1,743,131
                                                                     -----------
                                                                       6,657,204
                                                                     -----------
    SOFTWARE (4.0%)
    Activision, Inc.                                (a)      1,984        28,451
    Advent Software, Inc.                           (a)        274         7,195
    Autodesk, Inc.                                           5,347       217,035
    BMC Software, Inc.                              (a)     10,537       232,868
    Cadence Design Systems, Inc.                    (a)(b)   2,102        37,121
    Citrix Systems, Inc.                            (a)      4,154       128,109
    Computer Associates International, Inc.                  3,945       107,699
    Compuware Corp.                                 (a)     18,276       150,594
    Fair Isaac Corp.                                         2,659       117,847
    Intuit, Inc.                                    (a)      7,326       383,370
    McAfee, Inc.                                    (a)      7,970       184,824
    Mercury Interactive Corp.                       (a)        702        24,395
&   Microsoft Corp.                                        176,176     4,959,354
    Novell, Inc.                                    (a)     18,473       179,927
    Parametric Technology Corp.                     (a)      3,951        24,733
    Reynolds & Reynolds Co. (The) Class A                    1,278        36,295
    Siebel Systems, Inc.                                     5,605        59,469
    Sybase, Inc.                                    (a)      2,133        46,051
    Symantec Corp.                                  (a)     10,405       191,244
    Synopsys, Inc.                                  (a)      6,919       152,979
                                                                     -----------
                                                                       7,269,560
                                                                     -----------
    SPECIALTY RETAIL (2.2%)
    Abercrombie & Fitch Co. Class A                          1,970       130,788
    Advance Auto Parts, Inc.                        (a)        794        34,595
    Aeropostale, Inc.                               (a)        385        11,639
    American Eagle Outfitters, Inc.                          2,181        58,843
    AnnTaylor Stores Corp.                          (a)      2,394        79,768
    AutoNation, Inc.                                (a)(b)   5,965       132,960
    AutoZone, Inc.                                  (a)      2,749       268,715
    Barnes & Noble, Inc.                                     2,641       112,031
    Best Buy Co., Inc.                                       9,570       484,816
    Borders Group, Inc.                                      1,568        38,604
    Chico's FAS, Inc.                               (a)      1,335        58,153
    Circuit City Stores, Inc.                                3,989       100,563
    Claire's Stores, Inc.                                    3,278       103,781
    GameStop Corp. Class A                          (a)(b)     166         6,691
    Gap, Inc. (The)                                         23,436       423,957
    Home Depot, Inc. (The)                                  13,799       559,549
    Limited Brands, Inc.                                     8,418       199,170
    Michaels Stores, Inc.                                    2,069        69,580
    Office Depot, Inc.                              (a)     15,041       498,609
    OfficeMax, Inc.                                          1,081        30,884

    Pacific Sunwear of California, Inc.              (a)     1,697        41,593
    Payless ShoeSource, Inc.                         (a)     3,290        80,144
    RadioShack Corp.                                         2,022        44,888
    Rent-A-Center, Inc.                              (a)     3,478        71,299
    Ross Stores, Inc.                                        3,699       105,422
    Sherwin-Williams Co. (The)                               1,957       103,525
    Staples, Inc.                                            3,517        83,388
    Tiffany & Co.                                            1,174        44,260
    TJX Cos., Inc. (The)                                     3,290        83,994
                                                                     -----------
                                                                       4,062,209
                                                                     -----------
    TEXTILES, APPAREL & LUXURY GOODS
       (0.3%)
    Coach, Inc.                                      (a)     2,792       100,372
    Jones Apparel Group, Inc.                                3,895       121,836
    NIKE, Inc. Class B                                       1,594       129,034
    Polo Ralph Lauren Corp.                                    456        25,828
    Reebok International, Ltd.                       (b)       783        46,189
    Timberland Co. Class A                           (a)     1,380        48,245
                                                                     -----------
                                                                         471,504
                                                                     -----------
    THRIFTS & MORTGAGE FINANCE (1.2%)
    Fannie Mae                                              20,179     1,169,171
    Freddie Mac                                              2,457       166,732
    Independence Community Bank Corp.                        3,601       144,004
    PMI Group, Inc. (The)                                      693        29,958
    Radian Group, Inc.                                       2,648       151,545
    Washington Mutual, Inc.                                 12,292       520,197
                                                                     -----------
                                                                       2,181,607
                                                                     -----------
    TOBACCO (0.8%)
    Altria Group, Inc.                                      16,766     1,212,852
    Reynolds American, Inc.                          (b)     2,179       220,362
    UST, Inc.                                        (b)     2,865       111,563
                                                                     -----------
                                                                       1,544,777
                                                                     -----------
    TRADING COMPANIES & DISTRIBUTORS (0.1%)
    GATX Corp.                                               1,125        44,674
    MSC Industrial Direct Co. Class A                        1,009        45,334
    United Rentals, Inc.                             (a)(b)  1,508        44,199
                                                                     -----------
                                                                         134,207
                                                                     -----------
    WIRELESS TELECOMMUNICATION SERVICES (0.2%)
    Sprint Nextel Corp.                                     14,755       337,742
    Telephone & Data Systems, Inc.                             786        28,162
                                                                     -----------
                                                                         365,904
                                                                     -----------
    Total Common Stocks
       (Cost $165,570,169)                                           180,416,323
                                                                     -----------

                                                            SHARES
                                                           -------
    INVESTMENT COMPANIES (0.9%)
    DIAMONDS Trust Series I                          (c)     1,590       172,308
    S&P 500 Index - SPDR Trust Series 1              (c)    10,662     1,360,791
                                                                     -----------
    Total Investment Companies
       (Cost $1,531,740)                                               1,533,099
                                                                     -----------

                                                           PRINCIPAL
                                                             AMOUNT
                                                           ---------
    SHORT-TERM INVESTMENTS (4.2%)
    CERTIFICATE OF DEPOSIT (0.1%)
    Skandinaviska Enskilda Banken AB
       4.52%, due 2/22/06                         (d)(e)    $233,616     233,616
                                                                       ---------
    Total Certificate of Deposit
       (Cost $233,616)                                                   233,616
                                                                       ---------
    COMMERCIAL PAPER (1.0%)
    Compass Securitization
       4.517%, due 2/22/06                        (d)        166,869     166,869
    Den Danske Bank
       4.409%, due 2/6/06                         (d)        248,916     248,916
    Fairway Finance
       4.449%, due 2/21/06                        (d)        232,220     232,220
    Falcon Asset Securitization Corp.
       4.441%, due 3/9/06                         (d)        149,420     149,420
    Greyhawk Funding
       4.397%, due 2/13/06                        (d)        133,495     133,495
    Liberty Street
       4.527%, due 3/15/06                        (d)        100,121     100,121
    Park Avenue Receivables Corp.
       4.506%, due 2/23/06                        (d)        200,242     200,242
    Prefco Enterprises, Inc.
       4.518%, due 2/27/06                        (d)        116,808     116,808
    Ranger Funding
       4.523%, due 3/7/06                         (d)        118,477     118,477
    Yorktown Capital LLC
       4.358%, due 2/2/06                         (d)        333,092     333,092
                                                                       ---------
    Total Commercial Paper
       (Cost $1,799,660)                                               1,799,660
                                                                       ---------

                                                             SHARES
                                                           ---------
    INVESTMENT COMPANY (0.8%)
    BGI Institutional Money Market Fund           (d)      1,381,902   1,381,902
                                                                       ---------
    Total Investment Company
       (Cost $1,381,902)                                               1,381,902
                                                                       ---------

                                                        PRINCIPAL
                                                          AMOUNT
                                                        ---------
    REPURCHASE AGREEMENT (0.1%)
    Morgan Stanley & Co.
       4.605%, dated 1/31/06
       due 2/1/06 Proceeds at Maturity $100,134
       (Collateralized by various bonds with a
       Principal Amount of $102,657
       and Market Value of $102,779)              (d)    100,121         100,121
                                                                    ------------
    Total Repurchase Agreement
       (Cost $100,121)                                                   100,121
                                                                    ------------
    TIME DEPOSITS (2.2%)
    Abbey National PLC
       4.40%, due 3/1/06                          (d)    367,111         367,111

    Bank of America
       4.52%, due 3/27/06                       (d)(e)   333,738        333,738
    Bank of Nova Scotia
       4.50%, due 3/24/06                        (d)      266,990        266,990
    Barclays
       4.425%, due 3/6/06                        (d)      333,738        333,738
    Credit Suisse First Boston Corp.
       4.50%, due 3/24/06                        (d)      233,616        233,616
    Deutsche Bank
       4.29%, due 2/1/06                         (d)      300,364        300,364
    Dexia Group
       4.52%, due 3/27/06                        (d)      266,990        266,990
    First Tennessee National Corp.
       4.39%, due 2/13/06                        (d)      333,738        333,738
    Fortis Bank
       4.35%, due 2/8/06                         (d)      333,738        333,738
       4.50%, due 2/28/06                        (d)      333,738        333,738
    National Australia Bank
       4.46%, due 2/1/06                         (d)      333,738        333,738
    Societe Generale
       4.50%, due 2/6/06                         (d)      367,111        367,111
    Wells Fargo & Co.
       4.50%, due 3/20/06                        (d)      300,364        300,364
                                                                    ------------
    Total Time Deposits
       (Cost $4,104,974)                                               4,104,974
                                                                    ------------
    Total Short-Term Investments
       (Cost $7,620,273)                                               7,620,273
                                                                    ------------
    Total Investments
       (Cost $174,722,182)                       (f)        104.0%   189,569,695(g)
    Liabilities in Excess of
       Cash and Other Assets                                (4.0)     (7,210,095)
                                                         --------   ------------
    Net Assets                                              100.0%  $182,359,600
                                                         ========   ============

 +   Percentages indicated are based on Fund net assets.

 @   Less than one tenth of a percent.

 & Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents security, or a portion thereof, which is out on loan.

(c) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(d) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  Floating rate. Rate shown is the rate in effect at January 31, 2006.

(f)  The cost for federal income tax purposes is $175,653,497.

(g) At January 31, 2006 net unrealized appreciation was $13,916,198, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $17,853,672 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $3,937,474.

MAINSTAY CONVERTIBLE FUND
PORTFOLIO OF INVESTMENTS                            January 31, 2006 (unaudited)

                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                       -----------   -----------
    CONVERTIBLE SECURITIES (88.9%)               +
    CONVERTIBLE BONDS (70.6%)
    AEROSPACE & DEFENSE (1.3%)
    L-3 Communications Corp.
       3.00%, due 8/1/35                        (a)    $ 6,455,000   $ 6,664,787
                                                                     -----------
    BIOTECHNOLOGY (4.3%)
    Amgen, Inc.
       (zero coupon), due 3/1/32                         6,720,000     5,157,600
    Genzyme Corp.
       1.25%, due 12/1/23                       (a)      3,100,000     3,530,125
       1.25%, due 12/1/23                       (b)      5,410,000     6,160,637
    Invitrogen Corp.
       1.50%, due 2/15/24                       (b)      6,375,000     5,538,281
    Vertex Pharmaceuticals, Inc.
       5.75%, due 2/15/11                                  925,000     2,280,125
                                                                     -----------
                                                                      22,666,768
                                                                     -----------
    COMPUTERS (0.4%)
    M-Systems Finance NV
       1.00%, due 3/15/35                       (b)      1,905,000     2,247,900
                                                                     -----------
    DISTRIBUTION & WHOLESALE (2.6%)
    Costco Wholesale Corp.
       (zero coupon), due 8/19/17               (b)      9,150,000    10,408,125
    WESCO International, Inc.
       2.625%, due 10/15/25                     (a)      2,410,000     3,142,037
                                                                     -----------
                                                                      13,550,162
                                                                     -----------
    DIVERSIFIED FINANCIAL SERVICES (10.3%)
    Affiliated Managers Group, Inc.
       (zero coupon), due 5/7/21                         4,140,000     6,717,150
    American Express Co.
&      1.85%, due 12/1/33                               10,190,000    11,005,200
       (zero coupon), beginning 12/1/06
    Citigroup Funding, Inc.
       0.50%, due 2/3/11                                10,600,000    10,600,000
    Merrill Lynch & Co., Inc.
&      (zero coupon), due 3/13/32                       14,590,000    16,234,293
    SLM Corp.
       4.573%, due 7/25/35                      (c)     10,265,000    10,482,618
                                                                     -----------
                                                                      55,039,261
                                                                     -----------
    ELECTRIC (0.6%)
    PG&E Corp.
       9.50%, due 6/30/10                                1,185,000     3,326,887
                                                                     -----------
    ELECTRONICS (4.4%)

    Cymer, Inc.
       3.50%, due 2/15/09                                2,625,000     2,651,250
    Fisher Scientific International, Inc.
       2.50%, due 10/1/23                                3,315,000     4,931,062
       3.25%, due 3/1/24                         (b)     4,635,000     4,895,719
    Flextronics International, Ltd.
       1.00%, due 8/1/10                         (b)     4,000,000     3,705,000
    Flir Systems, Inc.
       3.00%, due 6/1/23                                 1,375,000     1,706,719
    Vishay Intertechnology, Inc.
       3.625%, due 8/1/23                        (b)     5,500,000     5,685,625
                                                                     -----------
                                                                      23,575,375
                                                                     -----------
    ENERGY - ALTERNATE SOURCES (0.6%)
    Evergreen Solar, Inc.
       4.375%, due 7/1/12                        (b)     1,540,000     3,207,050
                                                                     -----------
    ENVIRONMENTAL CONTROL (0.6%)
    Waste Connections, Inc.
       4.752%, due 5/1/22                        (c)     2,765,000     3,060,302
                                                                     -----------
    FOOD (3.2%)
    Lehman Brothers Holdings, Inc.
       Series WFMI (Whole Foods Market, Inc.)
&      1.25%, due 8/5/12                         (d)    16,030,000    17,015,845
                                                                     -----------
    FOREST PRODUCTS & PAPER (0.7%)
    International Paper Co.
       (zero coupon), due 6/20/21                        6,705,000     3,754,800
                                                                     -----------
    HEALTH CARE-PRODUCTS (3.3%)
    Medtronic, Inc., Series B
       1.25%, due 9/15/21                                6,935,000     7,030,356
    St. Jude Medical, Inc.
       2.80%, due 12/15/35                       (b)    10,435,000    10,461,087
                                                                     -----------
                                                                      17,491,443
                                                                     -----------
    HEALTH CARE-SERVICES (0.9%)
    Health Management Associates, Inc.
       1.50%, due 8/1/23                                 4,935,000     4,965,844
                                                                     -----------
    INSURANCE (1.2%)
    Aon Corp.
       3.50%, due 11/15/12                               3,935,000     6,374,700
                                                                     -----------
    INTERNET (2.2%)
    Amazon.com, Inc.
       4.75%, due 2/1/09                                 5,415,000     5,259,319
    At Home Corp.
       4.75%, due 12/15/06                      (e)(f)   9,147,056           915
    WebMD Corp.
       1.75%, due 6/15/23                        (b)     1,745,000     1,487,612
    Yahoo!, Inc.
       (zero coupon), due 4/1/08                         3,000,000     5,088,750
                                                                     -----------
                                                                      11,836,596
                                                                     -----------
    LEISURE TIME (0.9%)

    Carnival Corp.
       1.132%, due 4/29/33                      (b)      6,320,000     4,795,300
       (zero coupon), beginning 4/29/08
                                                                     -----------
    LODGING (3.1%)
    Hilton Hotels Corp.
&      3.375%, due 4/15/23                              13,100,000    16,194,875
                                                                     -----------
    MEDIA (4.2%)
    Liberty Media Corp.
       0.75%, due 3/30/23                       (a)      2,460,000     2,653,725
       0.75%, due 3/30/23                                2,085,000     2,249,194
       3.50%, due 1/15/31                                8,740,000     9,089,600
    Sirius Satellite Radio, Inc.
       2.50%, due 2/15/09                       (b)      2,440,000     3,422,100
    Walt Disney Co. (The)
       2.125%, due 4/15/23                               4,835,000     4,967,962
                                                                     -----------
                                                                      22,382,581
                                                                     -----------
    OIL & GAS (5.9%)
    Diamond Offshore Drilling, Inc.
&      1.50%, due 4/15/31                                7,165,000    12,413,362
    Pride International, Inc.
&      3.25%, due 5/1/33                                13,035,000    19,161,450
                                                                     -----------
                                                                      31,574,812
                                                                     -----------
    OIL & GAS SERVICES (8.4%)
    Cooper Cameron Corp.
&      1.50%, due 5/15/24                       (b)      7,835,000    11,889,612
    Halliburton Co.
       3.125%, due 7/15/23                      (a)      2,875,000     6,227,969
       3.125%, due 7/15/23                               4,290,000     9,293,213
    Schlumberger, Ltd.
&      1.50%, due 6/1/23                        (b)      9,790,000    17,438,438
                                                                     -----------
                                                                      44,849,232
                                                                     -----------
    PHARMACEUTICALS (5.7%)
    ALZA Corp.
       (zero coupon), due 7/28/20               (b)      7,025,000     5,584,875
    Teva Pharmaceutical Finance Co. BV,
       Series D
       1.75%, due 2/1/26                                 4,735,000     4,806,025
    Teva Pharmaceutical Finance LLC,
       Series B
       0.25%, due 2/1/24                                 3,730,000     4,667,163
    Teva Pharmaceutical Finance NV
       0.375%, due 11/15/22                     (b)      3,770,000     7,492,875
    Wyeth
       4.239%, due 1/15/24                      (c)      7,580,000     7,856,670
                                                                     -----------
                                                                      30,407,608
                                                                     -----------
    SEMICONDUCTORS (1.4%)
    Intel Corp.
       2.95%, due 12/15/35                      (a)(b)   5,250,000     4,797,188
    ON Semiconductor Corp.
       1.875%, due 12/15/25                     (a)      2,260,000     2,782,625
                                                                     -----------
                                                                       7,579,813
                                                                     -----------
    TELECOMMUNICATIONS (4.4%)

    AudioCodes, Ltd.
       2.00%, due 11/9/24                      (a)        1,385,000     1,310,556
       2.00%, due 11/9/24                      (b)        1,605,000     1,510,706
    CIENA Corp.
       3.75%, due 2/1/08                                  3,035,000     2,860,488
    NII Holdings, Inc.
&      2.75%, due 8/15/25                      (a)       10,470,000    12,341,513
    Verizon Global Funding Corp.
       0.183%, due 5/15/21                     (b)        8,485,000     5,409,188
                                                                      -----------
                                                                       23,432,451
                                                                      -----------
    Total Convertible Bonds
       (Cost $336,816,632)                                            375,994,392
                                                                      -----------

                                                             SHARES
                                                            --------
    CONVERTIBLE PREFERRED STOCK (17.1%)
    AIRLINES (0.4%)
    Continental Airlines Finance Trust II
       6.00%                                                  62,800    1,844,750
                                                                       ----------
    AUTO MANUFACTURERS (1.2%)
    Ford Motor Co. Capital Trust II
       6.50%                                                 121,000    3,890,150
    General Motors Corp. Class A
       5.25%                                                 147,500    2,436,700
                                                                       ----------
                                                                        6,326,850
                                                                       ----------
    BUILDING MATERIALS (0.2%)
    Owens Corning Capital LLC
       6.50%                                   (a)(e)(g)      58,200    1,251,300
                                                                       ----------
    CHEMICALS (0.8%)
    Huntsman Corp.
       5.00%                                   (b)            89,200    4,096,956
                                                                       ----------
    DIVERSIFIED FINANCIAL SERVICES (2.1%)
    Citigroup Funding, Inc. (zero coupon)      (h)           176,700    5,581,953
    Credit Suisse First Boston Corp.
       5.50%                                                  51,500    2,343,250
    Lehman Brothers Holdings, Inc.
       6.25%                                   (b)           126,700    3,286,598
                                                                       ----------
                                                                       11,211,801
                                                                       ----------
    ELECTRIC (2.4%)
    FPL Group, Inc.
       8.00%                                   (i)            78,800    4,901,360
    NRG Energy, Inc.
       5.75%                                                  31,700    7,909,150
                                                                       ----------
                                                                       12,810,510
                                                                       ----------
    INSURANCE (5.4%)
    Aspen Insurance Holdings, Ltd.
       5.625%                                  (g)            83,900    4,184,513
    Conseco, Inc.
       5.50%                                                 295,800    8,687,646

    Hartford Financial Services Group, Inc.
       7.00%                                        (j)      76,100    5,596,394
    MetLife, Inc.
       6.375%                                               255,400    7,023,500
    Platinum Underwriters Holdings,
    Ltd. Series A
       6.00%                                                103,100    3,169,294
                                                                      ----------
                                                                      28,661,347
                                                                      ----------
    MINING (0.7%)
    Freeport-McMoRan Copper & Gold, Inc.
       5.50%                                                  2,825    3,833,172
                                                                      ----------
    OIL & GAS (3.3%)
&   Chesapeake Energy Corp.
       4.50%                                                173,400   17,686,800
                                                                      ----------
    TELECOMMUNICATIONS (0.6%)
    Lucent Technologies Capital Trust I
       7.75%                                                  3,307    3,155,291
                                                                      ----------
    Total Convertible Preferred Stock
       (Cost $89,341,785)                                             90,878,777
                                                                      ----------

                                                         PRINCIPAL
                                                          AMOUNT
                                                        ----------
    YANKEE BOND (1.2%)                              (k)
    MINING (1.2%)
    Inco, Ltd.
       1.00%, due 3/14/23                               $3,805,000     6,249,713
                                                                     -----------
    Total Yankee Bond
       (Cost $5,279,753)                                               6,249,713
                                                                     -----------
    Total Convertible Securities
       (Cost $431,438,170)                                           473,122,882
                                                                     -----------

                                                              SHARES
                                                             -------
    COMMON STOCKS (5.9%)
    COMPUTERS (0.2%)
    M-Systems Flash Disk Pioneers, Ltd.             (b)(g)    29,600     857,808
                                                                       ---------
    DIVERSIFIED FINANCIAL SERVICES (0.8%)
    Citigroup, Inc.                                           87,670   4,083,668
                                                                       ---------
    ELECTRIC (0.6%)
    AES Corp. (The)                                 (g)      199,300   3,396,072
                                                                       ---------
    ENGINEERING & CONSTRUCTION (0.6%)
    McDermott International, Inc.                   (g)       58,900   3,062,800
                                                                       ---------
    HOTELS, RESTAURANTS & LEISURE (0.0%)             @
    FHC Delaware, Inc.                              (g)(f)    54,216         542
                                                                       ---------
    MEDIA (0.5%)
    Sirius Satellite Radio, Inc.                    (b)(g)   442,900   2,511,243
                                                                       ---------

    OIL & GAS (0.5%)
    Rowan Cos., Inc.                            61,900     2,774,977
                                                          ----------
    OIL & GAS SERVICES (1.8%)
    BJ Services Co.                             52,200     2,113,578
    Grant Prideco, Inc.                 (g)     45,900     2,299,131
    Input/Output, Inc.                  (b)(g)  84,700       666,589
    Tidewater, Inc.                     (b)     81,800     4,778,756
                                                          ----------
                                                           9,858,054
                                                          ----------
    PHARMACEUTICALS (0.2%)
    IVAX Corp.                          (g)     32,017       994,128
    IVAX Corp.                          (a)(g)   4,893       151,928
                                                          ----------
                                                           1,146,056
                                                          ----------
    SOFTWARE (0.7%)
    Microsoft Corp.                            130,300     3,667,945
                                                          ----------
    Total Common Stocks
       (Cost $23,133,772)                                 31,359,165
                                                          ----------

    INVESTMENT COMPANIES (1.1%)
    S&P 500 Index - SPDR Trust Series 1 (l)     47,600     6,075,188
                                                           ---------
    Total Investment Companies
       (Cost $5,182,252)                                   6,075,188
                                                           ---------

                                                PRINCIPAL
                                                 AMOUNT
                                               ----------
    SHORT-TERM INVESTMENTS (20.4%)
    CERTIFICATES OF DEPOSIT (0.4%)
    Skandinaviska Enskilda Banken AB
       4.52%, due 2/22/06               (c)(m) $2,165,598  2,165,598
                                                           ---------
    Total Certificates of Deposit
       (Cost $2,165,598)                                   2,165,598
                                                           ---------
    COMMERCIAL PAPER (8.4%)
    Compass Securitization
       4.517%, due 2/22/06              (m)     1,546,856  1,546,856
    Den Danske Bank
       4.409%, due 2/6/06               (m)     2,307,428  2,307,428
    Fairway Finance
       4.449%, due 2/21/06              (m)     2,152,655  2,152,655
    Falcon Asset Securitization Corp.
       4.441%, due 3/9/06               (m)     1,385,110  1,385,110
    Goldman Sachs Group, Inc.
       4.43%, due 2/1/06                        4,000,000  4,000,000
       4.49%, due 2/9/06                        9,740,000  9,730,282
    Greyhawk Funding
       4.397%, due 2/13/06              (m)     1,237,485  1,237,485
    Liberty Street
       4.527%, due 3/15/06              (m)       928,114    928,114
    MetLife Funding, Inc.
       4.37%, due 2/17/06                       5,000,000  4,990,289

    Park Avenue Receivables Corp.
       4.506%, due 2/23/06                            (m) 1,856,227    1,856,227
    Prefco Enterprises, Inc.
       4.518%, due 2/27/06                            (m) 1,082,799    1,082,799
    Ranger Funding
       4.523%, due 3/7/06                             (m) 1,098,268    1,098,268
    Toyota Motor Credit Corp.
       4.22%, due 2/1/06                                  4,600,000    4,600,000
    UBS Finance Delaware LLC
       4.47%, due 2/1/06                                  4,630,000    4,630,000
    Yorktown Capital LLC
       4.358%, due 2/2/06                             (m) 3,087,731    3,087,731
                                                                      ----------
    Total Commercial Paper
       (Cost $44,633,244)                                             44,633,244
                                                                      ----------
    FEDERAL AGENCY (0.9%)
    Federal Home Loan Bank
      (Discount Note)
       4.26%, due 2/10/06                                 5,000,000    4,994,675
                                                                      ----------
    Total Federal Agency
       (Cost $4,994,675)                                               4,994,675
                                                                      ----------

                                                           SHARES
                                                         ----------
    INVESTMENT COMPANIES (3.4%)
    BGI Institutional Money Market Fund              (m) 12,810,087   12,810,087
    Merrill Lynch Funds - Premier
       Institutional Money Market Fund                    5,130,000    5,130,000
                                                                      ----------
    Total Investment Companies
       (Cost $17,940,087)                                             17,940,087
                                                                      ----------

                                                           PRINCIPAL
                                                            AMOUNT
                                                          ----------
    REPURCHASE AGREEMENT (0.2%)
    Morgan Stanley & Co.
       4.605%, dated 1/31/06
       due 2/1/06 Proceeds at Maturity $928,233
       (Collateralized by various bonds with a
       Principal Amount of $951,615
       and Market Value of $952,750)                (m)     $928,114     928,114
                                                                       ---------
    Total Repurchase Agreement
       (Cost $928,114)                                                   928,114
                                                                       ---------
    TIME DEPOSITS (7.1%)
    Abbey National PLC
       4.40%, due 3/1/06                            (m)    3,403,083   3,403,083
    Bank of America
       4.52%, due 3/27/06                           (c)(m) 3,093,712   3,093,712
    Bank of Nova Scotia
       4.50%, due 3/24/06                           (m)    2,474,970   2,474,970
    Barclays
       4.425%, due 3/6/06                           (m)    3,093,712   3,093,712
    Credit Suisse First Boston Corp.
       4.50%, due 3/24/06                           (m)    2,165,598   2,165,598
    Deutsche Bank
       4.29%, due 2/1/06                            (m)    2,784,341   2,784,341

    Dexia Group
       4.52%, due 3/27/06                         (m)   2,474,970      2,474,970
    First Tennessee National Corp.
       4.39%, due 2/13/06                         (m)   3,093,712      3,093,712
    Fortis Bank
       4.35%, due 2/8/06                          (m)   3,093,712      3,093,712
    Fortis Bank
       4.50%, due 2/28/06                         (m)   3,093,712      3,093,712
    National Australia Bank
       4.46%, due 2/1/06                          (m)   3,093,712      3,093,712
    Societe Generale
       4.50%, due 2/6/06                          (m)   3,403,083      3,403,083
    Wells Fargo & Co.
       4.50%, due 3/20/06                         (m)   2,784,341      2,784,341
                                                                    ------------
    Total Time Deposits
       (Cost $38,052,658)                                             38,052,658
                                                                    ------------
    Total Short-Term Investments
       (Cost $108,714,376)                                           108,714,376
                                                                    ------------
    Total Investments
       (Cost $568,468,570)                        (o)       116.3%   619,271,611(p)
    Liabilities in Excess of
       Cash and Other Assets                                (16.3)   (86,778,188)
                                                        ---------   ------------
    Net Assets                                              100.0%  $532,493,423
                                                        =========   ============

 +   Percentages indicated are based on Fund net assets.

 @   Less than one tenth of a percent.

 & Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  May be sold to institutional investors only.

(b)  Represents security, or a portion thereof, which is out on loan.

(c)  Floating rate. Rate shown is the rate in effect at January 31, 2006.

(d) Synthetic Convertible - An equity-linked security issued by an entity other than the issuer of the underlying equity instrument.

(e)  Issue in default.

(f) Fair valued security. The total market value of these securities at January 31, 2006 is $1,457, which reflects 0.0% of the Fund's net assets.

(g)  Non-income producing security.

(h) Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par.

(i) Equity Units - each unit reflects 1 Senior Note plus 1 purchase contract to acquire shares of common stock at $50.00 by February 16, 2006.

(j) Equity Units - each unit reflects 1 Senior Note plus 1 purchase contract to acquire shares of common stock at $50.00 by August 16, 2006.

(k) Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.

(l) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(m) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)  The cost for federal income tax purposes is $570,354,698.

(p) At January 31, 2006 net unrealized appreciation was $48,916,913, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $58,489,203 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $9,572,290.

MAINSTAY DIVERSIFIED INCOME FUND
PORTFOLIO OF INVESTMENTS                            January 31, 2006 (unaudited)

                                                           PRINCIPAL
                                                             AMOUNT      VALUE
                                                           ---------   ---------
    LONG-TERM BONDS (93.5%)                          +
    ASSET-BACKED SECURITIES (1.1%)
    CONSUMER FINANCE (0.4%)
    Harley-Davidson Motorcycle Trust
       Series 2004-1, Class A2
       2.53%, due 11/15/11                                  $430,000    $415,421
    Volkswagen Auto Loan Enhanced Trust
       Series 2003-2, Class A3
       2.27%, due 10/22/07                                   139,385     138,387
                                                                       ---------
                                                                         553,808
                                                                       ---------
    CONSUMER LOANS (0.1%)
    Atlantic City Electric Transition Funding LLC
       Series 2002-1, Class A4
       5.55%, due 10/20/23                                    75,000      77,426
                                                                       ---------
    DIVERSIFIED FINANCIAL SERVICES (0.1%)
    Capital One Master Trust
       Series 2001-5, Class A
       5.30%, due 6/15/09                                     70,000      70,113
                                                                       ---------
    ELECTRIC (0.4%)
    AES Eastern Energy, L.P.
       Series 1999-A
       9.00%, due 1/2/17                                     335,454     378,225
    Public Service New Hampshire Funding LLC
       Pass-Through Certificates
       Series 2002-1, Class A
       4.58%, due 2/1/10                                     116,320     115,881
                                                                       ---------
                                                                         494,106
                                                                       ---------
    ENTERTAINMENT (0.1%)
    United Artists Theatre Circuit, Inc.
       Series 1995-A
       9.30%, due 7/1/15                                     110,274     109,171
                                                                       ---------
    THRIFTS & MORTGAGE FINANCE (0.0%)                @
    Vanderbilt Mortgage Finance
       Series 1999-B, Class 1A4
       6.545%, due 4/7/18                                      3,822       3,826
                                                                       ---------
    Total Asset-Backed Securities
       (Cost $1,258,538)                                               1,308,450
                                                                       ---------
    CONVERTIBLE BONDS (5.6%)
    BIOTECHNOLOGY (0.3%)
    Amgen, Inc.
       (zero coupon), due 3/1/32                             560,000     429,800
                                                                       ---------
    DISTRIBUTION & WHOLESALE (0.4%)
    Costco Wholesale Corp.
       (zero coupon), due 8/19/17                    (a)     410,000     466,375
                                                                       ---------
    DIVERSIFIED FINANCIAL SERVICES (0.4%)
    American Express Co.
       1.85%, due 12/1/33
       (zero coupon), beginning 12/1/06                      435,000     469,800
                                                                       ---------
    HEALTH CARE-SERVICES (0.4%)
    Laboratory Corp. of America Holdings
       (zero coupon), due 9/11/21                    (b)     455,000     370,256
    Lincare Holdings, Inc.
       3.00%, due 6/15/33                            (c)      55,000      55,687

       3.00%, due 6/15/33                                   125,000     126,562
                                                                      ---------
                                                                        552,505
                                                                      ---------
    INSURANCE (0.1%)
    Conseco, Inc.
       3.50%, due 9/30/35
       (zero coupon), beginning 9/30/10       (a)(c)         70,000      77,612
                                                                      ---------
    INTERNET (0.1%)
    At Home Corp.
       4.75%, due 12/15/06                    (d)(e)(f)(g)  504,238          50
    Riverstone Networks, Inc.
       3.75%, due 12/1/06                     (c)(e)        102,000      95,880
                                                                      ---------
                                                                         95,930
                                                                      ---------
    LODGING (0.4%)
    Hilton Hotels Corp.
       3.375%, due 4/15/23                                  410,000     506,862
                                                                      ---------
    MEDIA (0.5%)
    Adelphia Communications Corp.
       6.00%, due 2/15/06                     (e)            80,000       2,400
    Liberty Media Corp.
       3.50%, due 1/15/31                     (r)           450,000     468,000
    UnitedGlobalCom, Inc.
       1.75%, due 4/15/24                     (c)           E90,000      97,607
                                                                      ---------
                                                                        568,007
                                                                      ---------
    OIL & GAS (0.3%)
    Pride International, Inc.
       3.25%, due 5/1/33                                   $215,000     316,050
                                                                      ---------
    OIL & GAS SERVICES (1.2%)
    Cooper Cameron Corp.
       1.50%, due 5/15/24                                   285,000     432,487
    Halliburton Co.
       3.125%, due 7/15/23                                  235,000     509,069
    Schlumberger, Ltd.
       1.50%, due 6/1/23                                    280,000     498,750
                                                                      ---------
                                                                      1,440,306
                                                                      ---------
    PHARMACEUTICALS (0.8%)
    Teva Pharmaceutical Finance BV
       0.375%, due 11/15/22                   (a)           185,000     367,687
    Teva Pharmaceutical Finance LLC Series C
       0.25%, due 2/1/26                                    140,000     143,500
    Wyeth
       4.239%, due 1/15/24                    (h)           430,000     445,695
                                                                      ---------
                                                                        956,882
                                                                      ---------
    TELECOMMUNICATIONS (0.7%)
    Lucent Technologies, Inc.
       8.00%, due 8/1/31                      (a)            95,000      96,425
    NII Holdings, Inc.
       2.75%, due 8/15/25                     (c)           500,000     589,375
    Nortel Networks Corp.
       4.25%, due 9/1/08                      (a)           240,000     227,700
                                                                      ---------
                                                                        913,500
                                                                      ---------
    Total Convertible Bonds
       (Cost $6,398,276)                                              6,793,629
                                                                      ---------
    CORPORATE BONDS (25.3%)
    ADVERTISING (0.1%)
    Vertis, Inc.
       9.75%, due 4/1/09                                    130,000     134,550
                                                                      ---------
    AEROSPACE & DEFENSE (0.2%)
    Sequa Corp.
       8.875%, due 4/1/08                                   207,000     219,420
                                                                      ---------

    AGRICULTURE (0.2%)
    Cargill, Inc.
       4.375%, due 6/1/13                            (c)      100,000     94,204
       5.00%, due 11/15/13                           (c)      135,000    131,929
                                                                         -------
                                                                         226,133
                                                                         -------
    AIRLINES (0.5%)
    Delta Air Lines, Inc.
       8.30%, due 12/15/29                           (e)      671,000    161,879
       9.75%, due 5/15/21                            (e)        5,000      1,194
       10.00%, due 8/15/08                           (e)       35,000      8,269
       10.375%, due 12/15/22                         (e)       10,000      2,387
    Northwest Airlines, Inc.
       7.875%, due 3/15/08                           (e)       15,000      5,625
       8.70%, due 3/15/07                            (e)        5,000      1,875
       8.97%, due 7/2/16                             (e)       16,939      3,981
       9.875%, due 3/15/07                           (e)      175,000     65,625
       10.00%, due 2/1/09                            (e)      279,000    100,440
    Southwest Airlines Co.
       5.125%, due 3/1/17                                     235,000    219,741
                                                                         -------
                                                                         571,016
                                                                         -------
    AUTO MANUFACTURERS (0.2%)
    DaimlerChrysler N.A. Holding Corp.
       6.50%, due 11/15/13                                    285,000    295,877
                                                                         -------
    AUTO PARTS & EQUIPMENT (0.6%)
    Collins & Aikman Products Co.
       10.75%, due 12/31/11                          (e)       50,000     14,750
       12.875%, due 8/15/12                          (c)(e)   350,000     22,750
    Dana Corp.
       6.50%, due 3/15/08                                      10,000      8,150
       7.00%, due 3/1/29                             (a)       70,000     48,125
    Goodyear Tire & Rubber Co. (The)
       11.25%, due 3/1/11                                     360,000    402,300
    Johnson Controls, Inc.
       5.50%, due 1/15/16                                     250,000    247,169
                                                                         -------
                                                                         743,244
                                                                         -------
    BANKS (0.4%)
    Fremont General Corp. Series B
       7.875%, due 3/17/09                                    255,000    255,000
    Wachovia Capital Trust III
       5.80%, due 3/29/49                            (h)      140,000    140,284
    Wachovia Corp.
       5.50%, due 8/1/35                                      110,000    105,214
                                                                         -------
                                                                         500,498
                                                                         -------
    BUILDING MATERIALS (0.5%)
    Compression Polymers Corp.
       10.50%, due 7/1/13                            (c)      100,000     98,750
    Dayton Superior Corp.
       10.75%, due 9/15/08                                    145,000    142,825
    Goodman Global Holding Co., Inc.
       7.491%, due 6/15/12                           (c)(h)    40,000     40,150
    Interline Brands, Inc.
       11.50%, due 5/15/11                                    121,000    134,310
    MMI Products, Inc. Series B
       11.25%, due 4/15/07                                     70,000     65,100
    Panolam Industries International, Inc.
       10.75%, due 10/1/13                           (a)(c)    75,000     71,062
                                                                         -------
                                                                         552,197
                                                                         -------
    CHEMICALS (0.9%)
    Equistar Chemicals, L.P.
       10.625%, due 5/1/11                                    275,000    302,500
    Lyondell Chemical Co.
       10.50%, due 6/1/13                                     215,000    242,412
    Millennium America, Inc.
       7.625%, due 11/15/26                                   149,000    142,295

    Terra Capital, Inc.
       12.875%, due 10/15/08                                 372,000     427,800
                                                                       ---------
                                                                       1,115,007
                                                                       ---------
    COMMERCIAL SERVICES (0.6%)
    Cardtronics, Inc.
       9.25%, due 8/15/13                          (c)        20,000      20,050
    Great Lakes Dredge & Dock Corp.
       7.75%, due 12/15/13                         (a)       100,000      89,125
    Language Line, Inc.
       11.125%, due 6/15/12                        (a)       125,000     112,500
    Phoenix Color Corp.
       11.00%, due 2/1/09                                    113,000     106,220
    Protection One Alarm Monitoring, Inc.
       Series B
       8.125%, due 1/15/09                                    65,000      62,400
    Quintiles Transnational Corp.
       10.00%, due 10/1/13                                   220,000     244,200
    Williams Scotsman, Inc.
       8.50%, due 10/1/15                                     90,000      93,150
                                                                       ---------
                                                                         727,645
                                                                       ---------
    COMPUTERS (0.5%)
    SunGard Data Systems, Inc.
       3.75%, due 1/15/09                                    140,000     128,100
       4.875%, due 1/15/14                                    25,000      21,750
       8.525%, due 8/15/13                         (c)(h)     50,000      51,875
       9.125%, due 8/15/13                         (c)       130,000     135,200
       10.25%, due 8/15/15                         (c)       210,000     211,050
                                                                       ---------
                                                                         547,975
                                                                       ---------
    DISTRIBUTION & WHOLESALE (0.0%)                 @
    Intcomex, Inc.
       11.75%, due 1/15/11                         (c)        60,000      58,500
                                                                       ---------
    DIVERSIFIED FINANCIAL SERVICES (3.8%)
    American Real Estate Partners, L.P.
       8.125%, due 6/1/12                                    270,000     282,150
    Bear Stearns Cos., Inc. (The)
       4.00%, due 1/31/08                                    230,000     225,819
    Dollar Financial Group, Inc.
       9.75%, due 11/15/11                                    80,000      82,700
    Galaxy Entertainment Finance Co., Ltd.
       9.875%, due 12/15/12                        (c)       325,000     333,125
    General Motors Acceptance Corp.
       5.625%, due 5/15/09                                    90,000      84,324
       6.15%, due 4/5/07                                      65,000      63,680
       6.75%, due 12/1/14                          (a)       210,000     199,026
       8.00%, due 11/1/31                          (a)       610,000     621,976
    Goldman Sachs Group, Inc.
       5.125%, due 4/24/13                                  E170,000     223,194
    HSBC Finance Corp.
       4.75%, due 4/15/10                                   $200,000     196,433
       7.25%, due 5/15/06                                    400,000     402,626
    JPMorgan Chase Capital XVII
       5.85%, due 8/1/35                                     100,000      98,126
    LaBranche & Co., Inc.
       9.50%, due 5/15/09                                    100,000     106,500
       11.00%, due 5/15/12                                   160,000     177,600
    Morgan Stanley
       3.625%, due 4/1/08                                    265,000     257,701
    OMX Timber Finance Investments LLC
       Series 1
       5.42%, due 1/29/20                          (c)       100,000      99,336
    Rainbow National Services LLC
       8.75%, due 9/1/12                           (c)        90,000      96,412
       10.375%, due 9/1/14                         (c)       260,000     291,200
    Residential Capital Corp.
       6.375%, due 6/30/10                                   170,000     174,262
    Telcordia Technologies, Inc.
       10.00%, due 3/15/13                         (c)       200,000     183,000
    Ucar Finance, Inc.
       10.25%, due 2/15/12                                   205,000     218,581

    Vanguard Health Holding Co. II LLC
       9.00%, due 10/1/14                                    175,000     184,625
                                                                       ---------
                                                                       4,602,396
                                                                       ---------
    ELECTRIC (1.4%)
    AES Corp. (The)
       9.00%, due 5/15/15                          (c)       400,000     438,000
    Calpine Corp.
       8.50%, due 7/15/10                          (c)(e)    361,000     322,644
       9.875%, due 12/1/11                         (c)(e)     29,000      25,665
    Kiowa Power Partners LLC
       Series B
       5.737%, due 3/30/21                         (c)       115,000     111,465
    NiSource Finance Corp.
       5.45%, due 9/15/20                                    105,000     100,495
    NRG Energy, Inc.
       7.25%, due 2/1/14                                      70,000      70,962
       7.375%, due 2/1/16                                    135,000     137,362
    PSE&G Energy Holdings LLC
       8.625%, due 2/15/08                                   350,000     368,375
    Tenaska Virginia Partners, L.P.
       6.119%, due 3/30/24                         (c)       106,526     107,857
                                                                       ---------
                                                                       1,682,825
                                                                       ---------
    ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
    Emerson Electric Co.
       6.00%, due 8/15/32                                     50,000      53,032
    Spectrum Brands, Inc.
       8.50%, due 10/1/13                                     50,000      42,875
                                                                       ---------
                                                                          95,907
                                                                       ---------
    ENERGY EQUIPMENT & SERVICES (0.0%)              @
    Whiting Petroleum Corp.
       7.00%, due 2/1/14                           (c)        60,000      60,300
                                                                       ---------
    ENTERTAINMENT (0.2%)
    Chukchansi Economic Development Authority
       8.00%, due 11/15/13                         (c)        45,000      46,350
    President Casinos, Inc.
       12.00%, due 9/15/06                         (c)(e)(g)  21,387      17,110
       13.00%, due 9/15/06                         (e)        47,658      37,173
    Warner Music Group
       7.375%, due 4/15/14                                    95,000      94,762
                                                                       ---------
                                                                         195,395
                                                                       ---------
    ENVIRONMENTAL CONTROL (0.2%)
    Geo Sub Corp.
       11.00%, due 5/15/12                                   235,000     226,775
                                                                       ---------
    FOOD (0.5%)
    Chiquita Brands International, Inc.
       7.50%, due 11/1/14                                     35,000      30,800
    Doane Pet Care Co.
       10.625%, due 11/15/15                       (c)        35,000      36,575
    Pinnacle Foods Holding Corp.
       8.25%, due 12/1/13                                    200,000     192,500
    Safeway, Inc.
       6.50%, due 3/1/11                                      70,000      72,526
    Swift & Co.
       10.125%, due 10/1/09                                   60,000      60,900
       12.50%, due 1/1/10                                    165,000     158,400
                                                                       ---------
                                                                         551,701
                                                                       ---------
    FOREST PRODUCTS & PAPER (0.3%)
    Georgia-Pacific Corp.
       7.75%, due 11/15/29                                    40,000      37,500
       8.00%, due 1/15/24                                     70,000      68,250
       8.875%, due 5/15/31                                   160,000     164,800
    Pope & Talbot, Inc.
       8.375%, due 6/1/13                                    212,000     142,040
                                                                       ---------
                                                                         412,590
                                                                       ---------

    HAND & MACHINE TOOLS (0.1%)
    Thermadyne Holdings Corp.
       9.25%, due 2/1/14                                     100,000      88,000
                                                                       ---------
    HEALTH CARE-SERVICES (0.7%)
    Ameripath, Inc.
       10.50%, due 4/1/13                                    190,000     200,450
    Highmark, Inc.
       6.80%, due 8/15/13                          (c)       245,000     262,922
    National Nephrology Associates, Inc.
       9.00%, due 11/1/11                          (c)        75,000      83,197
    Quest Diagnostics, Inc.
       5.45%, due 11/1/15                          (c)        75,000      74,769
       6.75%, due 7/12/06                                    220,000     221,565
    Skilled Healthcare Group, Inc.
       11.00%, due 1/15/14                         (c)        40,000      41,400
                                                                       ---------
                                                                         884,303
                                                                       ---------
    HOLDING COMPANIES - DIVERSIFIED (0.1%)
    Pharma Services Intermediate Holding Corp.
       (zero coupon), due 4/1/14
       11.50%, beginning 4/1/09                              225,000     169,875
                                                                       ---------
    HOME BUILDERS (0.4%)
    Beazer Homes USA, Inc.
       6.875%, due 7/15/15                                   170,000     165,750
    K Hovnanian Enterprises, Inc.
       6.25%, due 1/15/16                                    385,000     361,155
                                                                       ---------
                                                                         526,905
                                                                       ---------
    HOME FURNISHINGS (0.0%)                         @
    Fedders North America, Inc.
       9.875%, due 3/1/14                                     50,000      30,500
                                                                       ---------
    HOUSEHOLD DURABLES (0.2%)
    KB Home
       6.25%, due 6/15/15                                    250,000     241,249
                                                                       ---------
    HOUSEHOLD PRODUCTS & WARES (0.2%)
    ACCO Brands Corp.
       7.625%, due 8/15/15                                    85,000      81,069
    Spectrum Brands, Inc.
       7.375%, due 2/1/15                                    190,000     156,275
                                                                       ---------
                                                                         237,344
                                                                       ---------
    INSURANCE (0.5%)
    Ambac Financial Group, Inc.
       5.95%, due 12/5/35                                    125,000     126,036
    Crum & Forster Holdings Corp.
       10.375%, due 6/15/13                                  220,000     232,650
    First Mercury Financial Corp.
       12.33%, due 8/15/12                         (c)(h)     80,000      81,286
    Fund American Cos., Inc.
       5.875%, due 5/15/13                                   190,000     190,116
    Lumbermens Mutual Casualty
       8.45%, due 12/1/97                          (c)(e)     35,000         175
       9.15%, due 7/1/26                           (c)(e)    535,000       2,675
                                                                       ---------
                                                                         632,938
                                                                       ---------
    INTERNET (0.0%)                                 @
    Globix Corp.
       11.00%, due 5/1/08                          (c)(i)     48,788      45,373
                                                                       ---------
    IRON & STEEL (0.3%)
    Allegheny Ludlum Corp.
       6.95%, due 12/15/25                                    20,000      20,200
    Allegheny Technologies, Inc.
       8.375%, due 12/15/11                                  185,000     201,650
    United States Steel LLC
       10.75%, due 8/1/08                                    150,000     166,500
                                                                       ---------
                                                                         388,350
                                                                       ---------
    LODGING (0.2%)
    Caesars Entertainment, Inc.

       8.875%, due 9/15/08                                    35,000      37,887
       9.375%, due 2/15/07                                    45,000      46,744
    Starwood Hotel & Resorts
       7.375%, due 11/15/15                                  172,000     186,620
                                                                       ---------
                                                                         271,251
                                                                       ---------
    MEDIA (1.9%)
    Clear Channel Communications, Inc.
       5.50%, due 12/15/16                                   145,000     132,450
    Comcast Cable Communications Holdings,
       Inc.
       9.455%, due 11/15/22                                  200,000     258,205
    Houghton Mifflin Co.
       7.20%, due 3/15/11                                    470,000     487,625
    MediaNews Group, Inc.
       6.875%, due 10/1/13                                    65,000      61,100
    Morris Publishing Group LLC
       7.00%, due 8/1/13                                     220,000     205,150
    Paxson Communications Corp.
       7.777%, due 1/15/12                            (c)(h) 165,000     164,175
       10.777%, due 1/15/13                           (c)(h) 135,000     129,600
    Reed Elsevier Capital, Inc.
       4.625%, due 6/15/12                                   120,000     114,010
    Time Warner Entertainment Co., L.P.
       10.15%, due 5/1/12                                    415,000     502,829
    Ziff Davis Media, Inc.
       10.25%, due 5/1/12                              (h)   135,000     120,150
       Series B
       13.00%, due 8/12/09                             (i)   187,004     166,434
                                                                       ---------
                                                                       2,341,728
                                                                       ---------
    METAL FABRICATE & HARDWARE (0.2%)
    Metals USA, Inc.
       11.125%, due 12/1/15                            (c)    75,000      79,875
    Mueller Group, Inc.
       10.00%, due 5/1/12                                    140,000     148,400
                                                                       ---------
                                                                         228,275
                                                                       ---------
    MINING (0.2%)
    Southern Copper Corp.
       7.50%, due 7/27/35                                    300,000     300,490
                                                                       ---------
    MISCELLANEOUS - MANUFACTURING (0.3%)
    Mark IV Industries, Inc.
       7.50%, due 9/1/07                                     414,000     385,020
                                                                       ---------
    OIL & GAS (1.1%)
    Belden & Blake Corp.
       8.75%, due 7/15/12                                     10,000      10,275
    Chaparral Energy, Inc.
       8.50%, due 12/1/15                              (c)    65,000      68,575
    Chesapeake Energy Corp.
       6.875%, due 11/15/20                            (c)    25,000      25,500
    Enterprise Products Operating, L.P.
       Series B
       6.65%, due 10/15/34                                   255,000     262,954
    Forest Oil Corp.
       8.00%, due 6/15/08                                    210,000     219,450
    Hilcorp Energy I, L.P./Hilcorp Finance Co.
       10.50%, due 9/1/10                              (c)     7,000       7,753
    Mission Resources Corp.
       9.875%, due 4/1/11                                    190,000     201,400
    Newfield Exploration Co.
       7.625%, due 3/1/11                                     15,000      16,200
       8.375%, due 8/15/12                                    15,000      16,125
    Parker Drilling Co.
       9.625%, due 10/1/13                                    80,000      89,800
    Plains Exploration & Production Co.
       8.75%, due 7/1/12                                     100,000     107,750
    Venoco, Inc.
       8.75%, due 12/15/11                                    80,000      82,600
    Vintage Petroleum, Inc.
       8.25%, due 5/1/12                                     220,000     235,675
                                                                       ---------
                                                                       1,344,057
                                                                       ---------

    OIL & GAS SERVICES (0.1%)
    Lone Star Technologies, Inc.
       9.00%, due 6/1/11                                     125,000     131,719
                                                                       ---------
    PACKAGING & CONTAINERS (0.7%)
    Owens-Brockway Glass Container, Inc.
       8.75%, due 11/15/12                                    10,000      10,750
       8.875%, due 2/15/09                                   145,000     151,344
    Owens-Illinois, Inc.
       7.80%, due 5/15/18                                    383,000     386,830
       8.10%, due 5/15/07                                    260,000     265,200
                                                                       ---------
                                                                         814,124
                                                                       ---------
    PHARMACEUTICALS (0.5%)
    Medco Health Solutions, Inc.
       7.25%, due 8/15/13                                    240,000     262,060
    Teva Pharmaceutical Finance LLC
       5.55%, due 2/1/16                                     125,000     124,725
       6.15%, due 2/1/36                                     100,000     100,464
    Wyeth
       6.00%, due 2/15/36                             (c)     80,000      81,346
                                                                       ---------
                                                                         568,595
                                                                       ---------
    PIPELINES (1.2%)
    ANR Pipeline Co.
       9.625%, due 11/1/21                                   155,000     195,040
    Dynegy Holdings, Inc.
       9.875%, due 7/15/10                            (c)    225,000     246,375
    El Paso Natural Gas Co.
       7.50%, due 11/15/26                                    25,000      26,479
       7.625%, due 8/1/10                                    205,000     215,898
    El Paso Production Holding Co.
       7.75%, due 6/1/13                                     485,000     512,888
    Kern River Funding Corp.
       4.893%, due 4/30/18                            (c)    243,100     236,459
    Pacific Energy Partners, L.P.
       7.125%, due 6/15/14                                    60,000      62,400
                                                                       ---------
                                                                       1,495,539
                                                                       ---------
    REAL ESTATE (1.0%)
    CB Richard Ellis Services, Inc.
       9.75%, due 5/15/10                                     73,000      79,205
       11.25%, due 6/15/11                                   244,000     262,300
    Crescent Real Estate Equities, L.P.
       7.50%, due 9/15/07                                    310,000     313,875
    Omega Healthcare Investors, Inc.
       7.00%, due 4/1/14                                     255,000     258,825
    Trustreet Properties, Inc.
       7.50%, due 4/1/15                                     250,000     251,250
                                                                       ---------
                                                                       1,165,455
                                                                       ---------
    RETAIL (1.1%)
    CVS Corp.
       5.789%, due 1/10/26                            (c)    104,384     105,153
    Dayton Hudson Co.
       8.60%, due 1/15/12                                    125,000     146,804
    Duane Reade, Inc.
       8.991%, due 12/15/10                           (a)(h)  45,000      43,425
    Harry & David Holdings, Inc.
       9.00%, due 3/1/13                                      55,000      55,825
    Kohl's Corp.
       6.00%, due 1/15/33                                    285,000     274,324
    Star Gas Partners, L.P./Star Gas Finance
    Co.
       10.25%, due 2/15/13                                   165,000     164,175
    Toys "R" Us, Inc.
       7.625%, due 8/1/11                                    395,000     327,850
       8.75%, due 9/1/21                                     190,000     178,600
                                                                       ---------
                                                                       1,296,156
                                                                       ---------
    SEMICONDUCTORS (0.2%)
    Amkor Technology, Inc.
       7.125%, due 3/15/11                            (a)     85,000      75,225

    MagnaChip Semiconductor S.A.
       7.741%, due 12/15/11                         (h)      95,000       95,713
       8.00%, due 12/15/14                                  125,000      120,938
                                                                      ----------
                                                                         291,876
                                                                      ----------
    SOFTWARE (0.2%)
    Computer Associates International, Inc.
       5.25%, due 12/1/09                           (c)     120,000      117,058
    SS&C Technologies, Inc.
       11.75%, due 12/1/13                          (c)      90,000       94,050
                                                                      ----------
                                                                         211,108
                                                                      ----------
    TELECOMMUNICATIONS (2.5%)
    AT&T Corp., Reg S
       6.00%, due 11/21/06                                 E120,000      149,084
    Citizens Communications Co.
       9.25%, due 5/15/11                                  $295,000      324,500
    Dobson Cellular Systems
       8.375%, due 11/1/11                                   40,000       42,600
       9.00%, due 11/1/11                           (h)      70,000       72,800
       9.875%, due 11/1/12                                   75,000       82,500
    Lucent Technologies, Inc.
       7.25%, due 7/15/06                           (a)     172,000      173,075
    New Cingular Wireless Services, Inc.
       8.75%, due 3/1/31                                    150,000      196,563
    PanAmSat Corp.
       9.00%, due 8/15/14                                    92,000       96,715
    Qwest Communications International, Inc.
       7.25%, due 2/15/11                                   250,000      251,250
       7.50%, due 2/15/14                           (a)      65,000       65,650
       7.50%, due 2/15/14                           (a)(c)  200,000      202,000
    Qwest Corp.
       5.625%, due 11/15/08                                  15,000       14,775
       7.50%, due 6/15/23                                   195,000      191,344
       8.875%, due 3/15/12                                  100,000      110,750
       8.875%, due 6/1/31                                   180,000      188,100
    SBC Communications, Inc.
       4.125%, due 9/15/09                                  115,000      110,757
    Triton PCS, Inc.
       8.50%, due 6/1/13                            (a)     175,000      165,375
    Verizon Florida, Inc.
       Series F
       6.125%, due 1/15/13                                  155,000      156,265
    Verizon Virginia, Inc.
       Series A
       4.625%, due 3/15/13                                  465,000      432,737
                                                                      ----------
                                                                       3,026,840
                                                                      ----------
    TEXTILES (0.2%)
    Mohawk Industries, Inc.
       6.125%, due 1/15/16                                  250,000      251,379
                                                                      ----------
    Total Corporate Bonds
       (Cost $31,035,054)                                             30,888,400
                                                                      ----------
    CORPORATE BONDS - FOREIGN (9.4%)
    ARGENTINA (0.3%)
    Argentine Beverages Financial Trust
       7.375%, due 3/22/12                          (a)(c)  250,000      252,500
    Telecom Personal S.A.
       9.25%, due 12/22/10                          (c)     100,000      101,500
                                                                      ----------
                                                                         354,000
                                                                      ----------
    BAHAMAS (0.1%)
    Ultrapetrol, Ltd.
       9.00%, due 11/24/14                                  100,000       91,000
                                                                      ----------
    BERMUDA (0.6%)
    AES China Generating Co., Ltd.
       8.25%, due 6/26/10                                   230,000      232,229
    Hopson Development Holdings, Ltd.

       8.125%, due 11/9/12                         (c)      150,000      156,375
    Intelsat Bermuda, Ltd.
       8.25%, due 1/15/13                          (c)      135,000      134,663
       9.614%, due 1/15/12                         (c)(h)   160,000      162,800
                                                                      ----------
                                                                         686,067
                                                                      ----------
    BRAZIL (0.5%)
    Caue Finance, Ltd.
       8.875%, due 8/1/15                          (c)      200,000      220,500
    CIA Brasileira de Bebidas
       10.50%, due 12/15/11                                 365,000      448,950
                                                                      ----------
                                                                         669,450
                                                                      ----------
    CANADA (1.0%)
    Ainsworth Lumber Co., Ltd.
       7.25%, due 10/1/12                                    40,000       36,400
    CanWest Media, Inc.
       8.00%, due 9/15/12                                   202,611      205,144
    Hollinger, Inc.
       11.875%, due 3/1/11                         (c)       40,000       40,000
       12.875%, due 3/1/11                         (c)      133,000      139,983
    Lindsey Morden Group, Inc.
    Series B
       7.00%, due 6/16/08                                 C$ 20,000       16,681
    Nova Chemicals Corp.
       7.561%, due 11/15/13                        (c)(h)  $ 65,000       65,813
    Quebecor Media, Inc.
       7.75%, due 3/15/16                          (c)       80,000       81,600
    Rogers Cable, Inc.
       7.875%, due 5/1/12                                   245,000      262,763
    Shaw Communications, Inc.
       7.50%, due 11/20/13                                C$225,000      214,076
    Sun Media Corp.
       7.625%, due 2/15/13                                 $210,000      216,825
                                                                      ----------
                                                                       1,279,285
                                                                      ----------
    CAYMAN ISLANDS (0.4%)
    CSN Islands VIII Corp.
       9.75%, due 12/16/13                         (c)      200,000      224,500
    Vale Overseas, Ltd.
       6.25%, due 1/11/16                                   200,000      200,000
    Votorantim Overseas III
       7.875%, due 1/23/14                         (c)      100,000      107,750
                                                                      ----------
                                                                         532,250
                                                                      ----------
    CHILE (0.4%)
    AES Gener S.A.
       7.50%, due 3/25/14                                   250,000      255,468
    Corporacion Nacional del Cobre-Codelco,
    Inc.
       5.50%, due 10/15/13                         (c)       55,000       55,618
    Empresa Nacional de Petroleo
       6.75%, due 11/15/12                         (c)      200,000      214,804
                                                                      ----------
                                                                         525,890
                                                                      ----------
    COLOMBIA (0.2%)
    Bavaria S.A.
       8.875%, due 11/1/10                         (c)      215,000      234,081
                                                                      ----------
    GERMANY (1.4%)
    Aries Vermoegensverwaltungs
    Series Reg S
       9.60%, due 10/25/14                                  250,000      320,025
    Citigroup Global Markets (Severstal)
    Deutschland
       9.25%, due 4/19/14                          (c)      190,000      206,150
    Kreditanstalt fuer Wiederaufbau
       4.75%, due 8/18/06                                  E724,000      889,136
    Kyivstar GSM
       10.375%, due 8/17/09                        (c)     $275,000      303,875
                                                                      ----------
                                                                       1,719,186
                                                                      ----------
    JAPAN (0.2%)
    Nippon Life Insurance Co.
       4.875%, due 8/9/10                          (c)      250,000      245,641
                                                                      ----------

    LUXEMBOURG (1.0%)
    Evraz Group S.A.
       8.25%, due 11/10/15                         (c)      100,000      101,000
    Gazprom International S.A.
       7.201%, due 2/1/20                          (c)      200,000      212,625
    Millicom International Cellular S.A.
       10.00%, due 12/1/13                                  300,000      330,000
    Mobile Telesystems Finance
       9.75%, due 1/30/08                          (c)      150,000      159,000
    Norilsk Nickel Finance Luxemburg S.A.
       7.125%, due 9/30/09                                  200,000      205,580
    Tengizchevroil Finance Co. S.A.R.L.
       6.124%, due 11/15/14                        (c)      100,000      100,750
    Wimm-Bill-Dann Foods OJSC
       8.50%, due 5/21/08                          (c)      100,000      101,500
                                                                      ----------
                                                                       1,210,455
                                                                      ----------
    MEXICO (0.4%)
    Controladora Mabe S.A. de C.V.
       6.50%, due 12/15/15                         (c)       50,000       49,003
    Grupo Transportacion Ferroviaria Mexicana
       S.A. de C.V.
       12.50%, due 6/15/12                                   50,000       56,750
    Innova S de RL
       9.375%, due 9/19/13                                  100,000      110,875
    Telefonos de Mexico S.A. de C.V.
       4.50%, due 11/19/08                                  180,000      175,973
       5.50%, due 1/27/15                                   110,000      107,488
                                                                      ----------
                                                                         500,089
                                                                      ----------
    NETHERLANDS (0.5%)
    Coca-Cola HBC Finance BV
       5.125%, due 9/17/13                                   50,000       49,608
    Excelcomindo Finance Co. BV
       7.125%, due 1/18/13                         (c)      100,000      100,250
    Kazkommerts International BV
       8.50%, due 4/16/13                          (c)      400,000      435,000
                                                                      ----------
                                                                         584,858
                                                                      ----------
    RUSSIA (0.5%)
    OAO Gazprom
       9.625%, due 3/1/13                          (c)      160,000      192,000
    Siberian Oil Co.
    Series Reg S
       10.75%, due 1/15/09                                  100,000      112,930
    Tyumen Oil Co.
       11.00%, due 11/6/07                         (c)      250,000      271,250
                                                                      ----------
                                                                         576,180
                                                                      ----------
    SINGAPORE (0.1%)
    SP PowerAssets, Ltd.
       5.00%, due 10/22/13                         (c)      175,000      173,343
                                                                      ----------
    SOUTH KOREA (0.2%)
    C&M Finance, Ltd.
       8.10%, due 2/1/16                           (c)      100,000      100,890
    LG Electronics, Inc.
       5.00%, due 6/17/10                          (c)      100,000       97,567
                                                                      ----------
                                                                         198,457
                                                                      ----------
    SUPRANATIONAL (0.3%)
    Invista
       9.25%, due 5/1/12                           (c)      205,000      218,325
    Jafra Cosmetics International,
       Inc./Distribuidora
       Comerical Jafra S.A. de C.V.
       10.75%, due 5/15/11                                  118,000      128,620
                                                                      ----------
                                                                         346,945
                                                                      ----------
    SWEDEN (0.2%)
    Stena AB
       9.625%, due 12/1/12                                  200,000      218,000
                                                                      ----------
    UNITED KINGDOM (1.1%)
    BSKYB Finance UK PLC

       5.625%, due 10/15/15                      (c)            190,000     186,865
       6.50%, due 10/15/35                       (c)             95,000      93,685
    Independent News & Media Finance, Ltd.
       5.75%, due 5/17/09                                      E300,000     377,304
    Inmarsat Finance PLC
       (zero coupon), due 11/15/12                             $250,000     208,438
       10.375, beginning 11/15/08
    Navigator Gas Transport PLC
        10.50%, due 6/30/07                      (c)(e)(j)      362,000     416,753
                                                                         ----------
                                                                          1,283,045
                                                                         ----------
    Total Corporate Bonds - Foreign
       (Cost $10,579,787)                                                11,428,222
                                                                         ----------
    FOREIGN GOVERNMENT BONDS (23.4%)
    ARGENTINA (0.2%)
    Argentine Republic
       (zero coupon), due 12/15/35               (h)       ARS1,424,332      27,637
       5.83%, due 12/31/33                       (h)            509,856     208,665
                                                                         ----------
                                                                            236,302
                                                                         ----------
    AUSTRALIA (0.4%)
    Commonwealth of Australia
       7.50%, due 9/15/09                                     A$570,000     463,178
                                                                         ----------
    AUSTRIA (0.7%)
    Republic of Austria
       4.65%, due 1/15/18                                      E643,000     864,735
                                                                         ----------
    BELGIUM (0.4%)
    Kingdom of Belgium
       5.00%, due 9/28/11                                       400,000     529,251
                                                                         ----------
    BRAZIL (2.4%)
    Republic of Brazil
       4.75%, due 4/10/07                                   Y25,000,000     219,726
       7.125%, due 1/20/37                                     $150,000     147,750
       11.00%, due 8/17/40                                    1,000,000   1,291,500
       14.50%, due 10/15/09                                   1,000,000   1,300,500
                                                                         ----------
                                                                          2,959,476
                                                                         ----------
    CANADA (1.5%)
    Canada Government
       5.25%, due 6/1/12                                      C$344,000     320,954
       5.75%, due 6/1/33                                        400,000     434,397
    Canada Housing Trust No 1
       3.55%, due 9/15/10                                       510,000     436,199
       3.70%, due 9/15/08                        (c)            575,000     500,496
    Province of Quebec
       5.00%, due 7/17/09                                       $80,000      80,391
                                                                         ----------
                                                                          1,772,437
                                                                         ----------
    COLOMBIA (0.6%)
    Republic of Colombia
       8.125%, due 5/21/24                                      300,000     333,000
       12.00%, due 10/22/15                               CP629,000,000     333,284
                                                                         ----------
                                                                            666,284
                                                                         ----------
    DOMINICAN REPUBLIC (0.1%)
       9.04%, due 1/23/18                                      $106,885     115,703
                                                                         ----------
    ECUADOR (0.4%)
    Republic of Ecuador
    Series Reg S
       9.00%, due 8/15/30
       10.00%, beginning 8/1/06                                 495,000     477,675
                                                                         ----------
    EL SALVADOR (0.2%)
    Republic of El Salvador
       7.75%, due 1/24/23                        (c)            250,000     279,375
                                                                         ----------

    GERMANY (4.0%)
    Republic of Germany
&      3.75%, due 1/4/09                                  E1,110,000   1,373,888
&      5.00%, due 7/4/11                                   1,405,000   1,852,649
       5.25%, due 1/4/08                                     379,000     479,669
       5.375%, due 1/4/10                                    450,000     590,696
       6.25%, due 1/4/30                                     350,000     592,930
                                                                       ---------
                                                                       4,889,832
                                                                       ---------
    GREECE (1.8%)
    Hellenic Republic
&      4.50%, due 5/20/14                                  1,200,000   1,549,418
       5.90%, due 10/22/22                                   406,000     610,395
                                                                       ---------
                                                                       2,159,813
                                                                       ---------
    INDONESIA (0.2%)
    Republic of Indonesia
       7.25%, due 4/20/15                           (c)     $180,000     184,950
                                                                       ---------
    ITALY (1.2%)
    Italian Republic
       5.50%, due 11/1/10                                   E600,000     799,490
       6.50%, due 11/1/27                                    372,000     615,294
                                                                       ---------
                                                                       1,414,784
                                                                       ---------
    LEBANON (0.2%)
    Republic of Lebanon
    Series Reg S
       11.625%, due 5/11/16                                 $150,000     192,000
                                                                       ---------
    MEXICO (1.2%)
    United Mexican States
    Series A
&      6.75%, due 9/27/34                           (a)    1,300,000   1,391,000
       8.125%, due 12/30/19                                   90,000     109,800
                                                                       ---------
                                                                       1,500,800
                                                                       ---------
    NETHERLANDS (0.6%)
    Kingdom of the Netherlands
       3.75%, due 7/15/09                                   E634,000     786,010
                                                                       ---------
    NORWAY (0.6%)
    Kingdom of Norway
       6.75%, due 1/15/07                                NK4,865,000     758,205
                                                                       ---------
    PANAMA (0.3%)
    Republic of Panama
       8.875%, due 9/30/27                                  $325,000     400,563
                                                                       ---------
    PHILIPPINES (0.6%)
    Republic of Philippines
       7.75%, due 1/14/31                                    200,000     197,250
       9.50%, due 2/2/30                                     250,000     292,188
       9.875%, due 1/15/19                                   200,000     237,750
                                                                       ---------
                                                                         727,188
                                                                       ---------
    POLAND (0.7%)
    Republic of Poland
       6.00%, due 5/24/09                                PZ2,500,000     825,325
                                                                       ---------
    RUSSIA (0.8%)
    Russian Federation
    Series Reg S
       5.00%, due 3/31/30
       7.50%, beginning 3/31/07                             $892,000     996,721
                                                                       ---------
    SOUTH AFRICA (0.1%)
    Republic of South Africa
       7.00%, due 4/10/08                                   E100,000     130,422
                                                                       ---------
    TURKEY (0.6%)
    Republic of Turkey
       7.375%, due 2/5/25                                   $470,000     484,100

       15.00%, due 2/10/10                               TRY250,000      217,626
                                                                      ----------
                                                                         701,726
                                                                      ----------
    UKRAINE (0.1%)
    Ukraine Government
       6.875%, due 3/4/11                           (c)    $175,000      177,406
                                                                      ----------
    UNITED KINGDOM (3.1%)
    United Kingdom Treasury Bond
       4.00%, due 3/7/09                                    L97,000      170,988
       4.25%, due 6/7/32                                    300,000      566,576
       5.00%, due 3/7/12                                    615,000    1,139,161
       6.00%, due 12/7/28                                   285,000      663,692
       6.25%, due 11/25/10                                  465,000      898,661
       8.00%, due 6/7/21                                    140,000      358,460
                                                                      ----------
                                                                       3,797,538
                                                                      ----------
    VENEZUELA (0.4%)
    Republic of Venezuela
    Series Reg S
       5.614%, due 4/20/11                          (h)    $200,000      197,600
       13.625%, due 8/15/18                                 181,000      277,835
                                                                      ----------
                                                                         475,435
                                                                      ----------
    Total Foreign Government Bonds
       (Cost $26,108,763)                                             28,483,134
                                                                      ----------
    LOAN ASSIGNMENTS & PARTICIPATIONS (0.8%)        (k)
    AUTO PARTS & EQUIPMENT (0.2%)
    Goodyear Tire & Rubber Co. (The)
       7.06%, due 4/30/10                           (h)     250,000      252,344
                                                                      ----------
    MEDIA (0.4%)
    Fidelity National Information Solutions,
    Inc.
       Series B
       5.685%, due 3/9/13                                   440,000      442,383
                                                                      ----------
    RETAIL (0.1%)
    Neiman Marcus Group, Inc. (The)
       6.475%, due 3/31/06                                  142,405      143,802
                                                                      ----------
    SOFTWARE (0.1%)
    SunGard Data Systems, Inc.
       Series B
       6.28%, due 12/13/12                                  169,150      170,771
                                                                      ----------
    Total Loan Assignments & Participations
       (Cost $1,001,344)                                               1,009,300
                                                                      ----------
    MORTGAGE-BACKED SECURITIES (2.3%)
    COMMERCIAL MORTGAGE LOANS (COLLATERALIZED
    MORTGAGE OBLIGATIONS) (2.3%)
    Banc of America Commercial Mortgage, Inc.
       Series 2001-PB1, Class A1
       4.907%, due 5/11/35                                   40,069       40,003
       Series 2005-5, Class A2
       5.001%, due 10/10/45                                 295,000      292,543
    Citigroup Commercial Mortgage Trust
       Series 2004-C2, Class A5
       4.733%, due 10/15/41                                 220,000      212,113
    Citigroup/Deutsche Bank Commercial
    Mortgage Trust
       Series 2005-CD1, Class A4
       5.225%, due 7/15/44                          (h)     440,000      441,075
    Fannie Mae Grantor Trust
       Series 1998-M6, Class A2
       6.32%, due 8/15/08                                   131,688      134,801
    LB-UBS Commercial Mortgage Trust
       Series 2004-C2, Class A2

       3.246%, due 3/15/29                                   425,000     404,066
       Series 2004-C7, Class A1
       3.625%, due 10/15/29                                  240,302     233,902
       Series 2005-C7, Class A4
       5.197%, due 11/15/30                         (h)      235,000     233,919
    Merrill Lynch Mortgage Trust
       Series 2004-MKB1, Class A1
       3.563%, due 2/12/42                                   216,430     210,568
       Series 2004-BPC1, Class A5
       4.855%, due 10/12/41                         (h)      555,000     538,807
    Morgan Stanley Capital I
       Series 2003-IQ5, Class A1
       3.02%, due 4/15/38                                     22,374      22,207
    Wachovia Bank Commercial Mortgage Trust
       Series 2004-C14, Class A1
       3.477%, due 8/15/41                                    82,323      80,088
                                                                       ---------
    Total Mortgage-Backed Securities
       (Cost $2,904,713)                                               2,844,092
                                                                       ---------
    MUNICIPAL BOND (0.1%)
    TEXAS (0.1%)
    Harris County Texas Industrial Development
       Corp. Solid Waste Deer Park
       5.683%, due 3/1/23                            (h)     120,000     121,792
                                                                       ---------
    Total Municipal Bond
       (Cost $120,371)                                                   121,792
                                                                       ---------

    U.S. GOVERNMENT & FEDERAL AGENCIES (25.0%)
    FEDERAL HOME LOAN MORTGAGE CORPORATION
    (0.6%)
    4.75%, due 11/17/15                                      740,000     730,929
                                                                       ---------
    FEDERAL HOME LOAN MORTGAGE CORPORATION
    (MORTGAGE PASS-THROUGH SECURITIES)
    (4.3%)
    3.00%, due 8/1/10                                (m)      97,763      92,400
    4.329%, due 3/1/35                               (h)(m)  148,413     145,817
    5.00%, due 6/1/33                                (m)     379,297     367,656
    5.00%, due 8/1/33                                (m)     742,084     719,222
    5.50%, due 2/1/33                                (m)     214,076     212,449
    5.50%, due 11/1/35                               (m)     541,523     536,240
    5.50%, due 2/1/36                            TBA (n)   3,245,000   3,211,538
                                                                       ---------
                                                                       5,285,322
                                                                       ---------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION
    (7.3%)
    4.00%, due 9/2/08                                (a)   4,095,000   4,007,494
    4.625%, due 5/1/13                               (m)     135,000     130,747
    4.75%, due 1/2/07                                (m)     580,000     579,098
    5.125%, due 1/2/14                               (m)     150,000     149,752
    5.25%, due 8/1/12                                (m)   2,300,000   2,315,725
    5.50%, due 5/2/06                                (m)     635,000     636,280
    6.25%, due 2/1/11                                (m)     185,000     194,785
    6.625%, due 9/15/09                              (m)     825,000     874,526
                                                                       ---------
                                                                       8,888,407
                                                                       ---------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION
    (MORTGAGE PASS-THROUGH SECURITIES)
    (9.5%)
    4.50%, due 4/1/18                                (m)     124,432     121,132
    4.50%, due 7/1/18                                (m)     431,006     419,574
    4.50%, due 11/1/18                               (m)     464,766     452,438
    5.00%, due 9/1/17                                (m)     423,970     419,816
    5.00%, due 2/1/36                            TBA (n)   3,365,000   3,250,381
    5.50%, due 2/1/21                            TBA (n)   2,725,000   2,741,181
    5.50%, due 6/1/33                                (m)     280,508     278,104
    5.50%, due 11/1/33                               (m)   1,433,729   1,421,445
    5.50%, due 12/1/33                               (m)     602,165     597,006
    6.00%, due 1/1/33                                (m)     144,237     145,901
    6.00%, due 3/1/33                                (m)     194,186     196,297
    6.00%, due 9/1/34                                (m)     115,299     116,495

        6.00%, due 9/1/35                               (m)    462,319     467,344
        6.00%, due 10/1/35                              (m)    252,740     255,312
        6.00%, due 2/1/36                           TBA (n)    635,000     641,152
        6.50%, due 6/1/31                               (m)     36,730      37,734
        6.50%, due 8/1/31                               (m)     27,625      28,380
        6.50%, due 10/1/31                              (m)     18,287      18,787
        6 6.50%, due 6/1/32                             (m)     94,977      97,554
                                                                       -----------
                                                                        11,706,033
                                                                       -----------
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
 (MORTGAGE PASS-THROUGH SECURITIES) (0.2%)
        6.00%, due 4/15/29                              (m)     73,344      75,311
        6.00%, due 8/15/32                              (m)    128,121     131,483
                                                                       -----------
                                                                           206,794
                                                                       -----------
 OVERSEAS PRIVATE INVESTMENT CORP. (1.0%)
        5.142%, due 12/15/23                            (l)  1,200,000   1,217,544
                                                                       -----------
 UNITED STATES TREASURY BONDS (2.1%)
        6.00%, due 2/15/26                              (m)    195,000     226,314
        6.25%, due 8/15/23                              (m)    370,000     435,560
        6.25%, due 5/15/30                              (m)  1,160,000   1,414,611
        6.875%, due 8/15/25                             (m)    305,000     387,004
                                                                       -----------
                                                                         2,463,489
                                                                       -----------
 Total U.S. Government & Federal Agencies
        (Cost $30,572,507)                                              30,498,518
                                                                       -----------
 YANKEE BONDS (0.5%)                                (o)
 FOREST PRODUCTS & PAPER (0.2%)
 Abitibi-Consolidated, Inc.
       8.85%, due 8/1/30                                    60,000          51,300
 Smurfit Capital Funding PLC
       7.50%, due 11/20/25                                 185,000         165,575
                                                                       -----------
                                                                           216,875
                                                                       -----------
 INSURANCE (0.1%)
 Fairfax Financial Holdings, Ltd.
       7.375%, due 4/15/18                          (a)     15,000          12,469
       7.75%, due 4/26/12                           (a)     95,000          89,775
       7.75%, due 7/15/37                                   35,000          27,992
       8.25%, due 10/1/15                                    5,000           4,557
       8.30%, due 4/15/26                           (a)     15,000          12,670
                                                                       -----------
                                                                           147,463
                                                                       -----------
 OIL & GAS (0.0%)                                    @
 YPF Sociedad Anonima
       9.125%, due 2/24/09                                  60,000          64,800
                                                                       -----------
 REGIONAL GOVERNMENT (0.2%)
 Financement-Quebec
       5.00%, due 10/25/12                                 190,000         190,211
                                                                       -----------
 Total Yankee Bonds
    (Cost $631,189)                                                        619,349
                                                                       -----------
 Total Long-Term Bonds
    (Cost $110,610,542)                                                113,994,886
                                                                       -----------

                                                                  SHARES
                                                                  ------
 COMMON STOCKS (0.3%)
 INTERNET (0.1%)
 Globix Corp.                                       (d)(g)(j)(p)  43,415    51,664
                                                                           -------
 MACHINERY - DIVERSIFIED (0.0%)                      @
 MMH Holdings, Inc.                                 (d)(g)(j)(p)      88     4,664
                                                                           -------
 METAL FABRICATE & HARDWARE (0.1%)
 ACP Holding Co.                                    (c)(d)(j)     42,447    72,160
                                                                           -------
 PAPER & FOREST PRODUCTS (0.0%)                      @
 Ainsworth Lumber Co., Ltd.                         (d)            1,100    22,451
                                                                           -------

    SOFTWARE (0.0%)                                   @
    QuadraMed Corp.                                  (d)        27,137    40,705
                                                                         -------
    TELECOMMUNICATIONS (0.1%)
    Loral Space & Communications, Ltd.               (d)         5,185   137,817
                                                                         -------
    TOBACCO (0.0%)                                    @
    North Atlantic Trading Co., Inc.                 (d)(g)(j)     522         5
                                                                         -------
    Total Common Stocks
       (Cost $246,496)                                                   329,466
                                                                         -------
    CONVERTIBLE PREFERRED STOCK (0.5%)
    AUTO MANUFACTURERS (0.0%)                         @
    General Motors Corp. Series C
       6.25%                                                       300     5,457
                                                                         -------
    INSURANCE (0.4%)
    MetLife, Inc.
       6.375%                                                   17,200   473,000
                                                                         -------
    INTERNET (0.0%)                                   @
    Globix Corp.
       6.00%                                         (d)(g)(j)   5,076     6,472
                                                                         -------
    SOFTWARE (0.1%)
    QuadraMed Corp.
       5.50%                                         (c)(d)      9,500   173,375
                                                                         -------
    Total Convertible Preferred Stock
       (Cost $728,138)                                                   658,304
                                                                         -------
    PREFERRED STOCKS (0.6%)
    MEDIA (0.2%)
    Haights Cross Communications, Inc.
       16.00%                                        (j)         3,700   177,600
    Paxson Communications Corp.
       14.25%                                        (i)(j)          2    17,200
    Ziff Davis Holdings, Inc.
       10.00%                                        (d)(j)         48    21,600
                                                                         -------
                                                                         216,400
                                                                         -------
    REAL ESTATE (0.4%)
    Sovereign Real Estate Investment Corp.
       12.00%                                        (c)           358   523,575
                                                                         -------
    TELECOMMUNICATIONS (0.0%)                         @
    Loral Skynet Corp.
       12.00%                                        (d)           327    61,149
                                                                         -------
    TRANSPORTATION (0.0%)                             @
    Pacific & Atlantic Holdings, Inc.
       7.50%                                         (g)(j)        166         2
                                                                         -------
    Total Preferred Stocks
       (Cost $583,564)                                                   801,126
                                                                         -------

                                                                NO. OF
                                                               WARRANTS
                                                               --------
    WARRANTS (0.1%)
    MEDIA (0.0%)                                      @
    Haights Cross Communications, Inc.
       Strike price $0.001
       Expire 12/10/11                               (d)(g)(j)   3,350        34
       Strike price $0.001
       Expire 12/10/11                               (d)(g)(j)       6         0
    Ziff Davis Holdings, Inc.
       Strike price $0.01

       Expire 8/12/12                              (d)           8,954       895
                                                                          ------
                                                                             929
                                                                          ------
    METAL FABRICATE & HARDWARE (0.1%)
    ACP Holding Co.
      Strike price $0.01
      Expire 9/13/13                               (c)(d)(j)    42,051    71,487
                                                                          ------
    SEMICONDUCTORS (0.0%)                          @
    ASAT Finance LLC
       Strike price $18.60
       Expire 11/01/06                             (c)(d)(g)       175         2
                                                                          ------
    TELECOMMUNICATIONS (0.0%)                      @
    UbiquiTel, Inc.
       Strike price $22.74
       Expire 4/15/10                              (c)(d)(j)       225         2
                                                                          ------
    Total Warrants
       (Cost $44,528)                                                     72,420
                                                                          ------

                                                          PRINCIPAL
                                                           AMOUNT
                                                         ----------
    SHORT-TERM INVESTMENTS (19.3%)
    CERTIFICATE OF DEPOSIT (0.2%)
    Skandinaviska Enskilda Banken AB
       4.52%, due 2/22/06                         (h)(q)   $244,567      244,567
                                                                      ----------
    Total Certificate of Deposit
       (Cost $244,567)                                                   244,567
                                                                      ----------
    COMMERCIAL PAPER (8.5%)
    Compass Securitization
       4.517%, due 2/22/06                        (q)       174,691      174,691
    Den Danske Bank
       4.409%, due 2/6/06                         (q)       260,585      260,585
    Dexia Delaware LLC
       4.32%, due 2/9/06                          (m)     1,500,000    1,498,560
    Fairway Finance
       4.449%, due 2/21/06                        (q)       243,105      243,105
    Falcon Asset Securitization Corp.
       4.441%, due 3/9/06                         (q)       156,425      156,425
    General Electric Capital Corp.
       4.34%, due 2/9/06                          (m)     2,285,000    2,282,796
    Goldman Sachs Group, Inc.
       4.34%, due 2/10/06                         (m)     1,025,000    1,023,888
    Greyhawk Funding
       4.397%, due 2/13/06                        (q)       139,753      139,753
    Liberty Street
       4.527%, due 3/15/06                        (q)       104,814      104,814
    MetLife Funding, Inc.
       4.37%, due 2/17/06                         (m)     1,990,000    1,986,135
    Park Avenue Receivables Corp.
       4.506%, due 2/23/06                        (q)       209,629      209,629
    Prefco Enterprises, Inc.
       4.518%, due 2/27/06                        (q)       122,284      122,284
    Ranger Funding LLC
       4.523%, due 3/7/06                         (q)       124,030      124,030
    UBS Finance Delaware LLC
       4.47%, due 2/1/06                          (m)     1,630,000    1,630,000
    Yorktown Capital LLC
       4.358%, due 2/2/06                         (q)       348,706      348,706
                                                                      ----------
    Total Commercial Paper
       (Cost $10,305,401)                                             10,305,401
                                                                      ----------
    FEDERAL AGENCIES (5.8%)
    Federal Home Loan Bank
        (Discount Notes)
       4.13%, due 2/1/06                          (m)       550,000      550,000

       4.26%, due 2/10/06                        (m)       2,465,000   2,462,371
                                                                       ---------
                                                                       3,012,371
                                                                       ---------
    Federal Home Loan Mortgage Corporation
       (Discount Note)
       4.26%, due 2/14/06                        (m)       1,500,000   1,497,692
                                                                       ---------
    Federal National Mortgage Association
       (Discount Note)
       4.18%, due 2/8/06                         (m)       2,600,000   2,597,887
                                                                       ---------
    Total Federal Agencies
       (Cost $7,107,950)                                               7,107,950
                                                                       ---------

                                                             SHARES
                                                           ---------
    INVESTMENT COMPANY (1.2%)
    BGI Institutional Money Market Fund         (q)        1,446,680   1,446,680
                                                                       ---------
    Total Investment Company
       (Cost $1,446,680)                                               1,446,680
                                                                       ---------

                                                       PRINCIPAL
                                                         AMOUNT
                                                       ---------
    REPURCHASE AGREEMENT (0.1%)
    Morgan Stanley & Co.
       4.605% dated 1/31/06
       due 2/1/06 Proceeds at Maturity $104,828
       (Collateralized by various bonds with a
       Principal Amount of $107,469
       and Market Value of $107,597)            (q)     $104,815         104,815
                                                                    ------------
    Total Repurchase Agreement
       (Cost $104,815)                                                   104,815
                                                                    ------------
    TIME DEPOSITS (3.5%)
    Abbey National PLC
       4.40%, due 3/1/06                        (q)      384,320         384,320
    Bank of America
       4.52%, due 3/27/06                       (h)(q)   349,382         349,382
    Bank of Nova Scotia
       4.50%, due 3/24/06                       (q)      279,506         279,506
    Barclays
       4.425%, due 3/6/06                       (q)      349,382         349,382
    Credit Suisse First Boston Corp.
       4.50%, due 3/24/06                       (q)      244,567         244,567
    Deutsche Bank
       4.29%, due 2/1/06                        (q)      314,444         314,444
    Dexia Group
       4.52%, due 3/27/06                       (q)      279,505         279,505
    First Tennessee National Corp.
       4.39%, due 2/13/06                       (q)      349,382         349,382
    Fortis Bank
       4.35%, due 2/8/06                        (q)      349,382         349,382
       4.50%, due 2/28/06                       (q)      349,382         349,382
    National Australia Bank
       4.46%, due 2/1/06                        (q)      349,382         349,382
    Societe Generale
       4.50%, due 2/6/06                        (q)      384,320         384,320
    Wells Fargo & Co.
       4.50%, due 3/20/06                       (q)      314,444         314,444
                                                                    ------------
    Total Time Deposits
       (Cost $4,297,398)                                               4,297,398
                                                                    ------------
    Total Short-Term Investments
       (Cost $23,506,811)                                             23,506,811
                                                                    ------------
    Total Investments
       (Cost $135,720,079)                      (s)        114.3%    139,363,013 (t)
    Liabilities in Excess of
       Cash and Other Assets                               (14.3)    (17,477,812)
                                                           -----    ------------
    Net Assets                                             100.0%   $121,885,201
                                                           =====    ============

+    Percentages indicated are based on Fund net assets.

@    Less than one tenth of a percent.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Represents security, or a portion thereof, which is out on loan.

(b) LYON - Liquid Yield Option Note: callable, zero-coupon securities priced at a deep discount from par. They include a "put" feature that enables holders to redeem them at a specific date, at a specific price. Put prices reflect fixed interest rates, and therefore increase over time.

(c)  May be sold to institutional investors only.

(d)  Non-income producing security.

(e)  Issue in default.

(f)  Issuer in bankruptcy.

(g) Fair valued security. The total market value of these securities at January 31, 2006 is $117,176, which reflects 0.1% of the Fund's net assets.

(h)  Floating rate. Rate shown is the rate in effect at January 31, 2006.

(i) PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.

(j)  Illiquid security.

(k) Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at January 31, 2006. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(l)  United States Government Guaranteed Security.

(m)  Segregated as collateral for TBAs.

(n) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at January 31, 2006 is $9,844,252.

(o) Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.

(p)  Restricted security.

(q) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(r) Synthetic Convertible - An equity-linked security issued by an entity other than the issuer of the underlying equity instrument. The underlying equity investment represents a basket of securities comprised of Motorola and Freescale Semiconductor.

(s)  The cost for federal income tax purposes is $138,899,596.

(t) At January 31, 2006, net unrealized appreciation was $463,417 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $2,574,089 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,110,672.

The following abbreviations are used in the above portfolio:

ARS - Argentinian Peso
A$  - Australian Dollar
C$  - Canadian Dollar
CP  - Colombian Peso
 E  - Euro Dollar
 L  - British Pound Sterling
 Y  - Japanese Yen
NK  - Norwegian Krone
PZ  - Polish Zloty
TRY - New Turkish Lira

Foreign Currency forward contracts open at January 31, 2006:

                                                    Contract        Unrealized
                                   Contract          Amount        Appreciaton/
                                  Amount Sold      Purchased      (Depreciation)
                                 ------------   ---------------   --------------
Foreign Currency Sale
   Contracts
Euro vs. U.S. Dollar,
   expiring 2/6/06                 $6,077,749        E5,070,904        $85,652
Indonesian Rupiah vs. U.S.
   Dollar, expiring 3/7/06           $300,000   Rp3,030,000,000         23,372
U.S. Dollar vs. Canadian
   Dollar, expiring 2/17/06         C$567,765          $488,568        (10,122)
U.S. Dollar vs. Euro,
   expiring 2/6/06                 E3,354,088         4,039,060        (37,647)
U.S. Dollar vs. Euro,
   expiring 2/17/06                E4,000,000         4,818,000        (47,014)
U.S. Dollar vs. Euro,
   expiring 4/6/06                    E75,430            91,916            (80)

U.S. Dollar vs. Pound
Sterling, expiring 2/17/06         L2,118,992    $    3,731,654        (38,123)
                                                                        ------
Unrealized appreciation on
foreign Currency forward
contracts                                                             ($23,962)
                                                                       =======

Restricted securities held at Janaury 31, 2006:

                                                                      PERCENTAGE
                    DATE(S) OF                            1/31/2006       OF
SECURITY           ACQUISITION        SHARES      COST      VALUE     NET ASSETS
--------        -----------------   ---------   -------   ---------   ----------
Globix Corp.
Common Stock             10/15/02     43,415    $29,954    $51,664       0.1
                         --------     ------    -------    -------       ---
MMH Holdings,
   Inc.
Common Stock    12/20/01-10/17/02         88      1,410      4,664       0.0(a)
                -----------------     ------    -------    -------       ---
                                                $31,364    $56,328       0.1%
                                                =======    =======       ===

(a)  Less than one tenth of a percent.

MAINSTAY EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS                            January 31, 2006 (unaudited)

                                                            SHARES      VALUE
                                                           -------   -----------
    COMMON STOCKS (98.6%)                            +
    AEROSPACE & DEFENSE (2.2%)
    Boeing Co. (The)                                        37,671   $ 2,573,306
    General Dynamics Corp.                                   9,385     1,092,039
    Goodrich Corp.                                           5,727       225,472
    Honeywell International, Inc.                           39,896     1,532,804
    L-3 Communications Holdings, Inc.                        5,530       448,041
    Lockheed Martin Corp.                                   16,743     1,132,664
    Northrop Grumman Corp.                                  16,634     1,033,470
    Raytheon Co.                                            20,831       853,446
    Rockwell Collins, Inc.                                   8,188       384,181
    United Technologies Corp.                               47,549     2,775,435
                                                                     -----------
                                                                      12,050,858
                                                                     -----------
    AIR FREIGHT & LOGISTICS (1.0%)
    FedEx Corp.                                             14,180     1,434,307
    Ryder System, Inc.                              (a)      2,966       132,580
    United Parcel Service, Inc. Class B                     51,576     3,863,558
                                                                     -----------
                                                                       5,430,445
                                                                     -----------
    AIRLINES (0.1%)
    Southwest Airlines Co.                                  32,344       532,382
                                                                     -----------
    AUTO COMPONENTS (0.2%)
    Cooper Tire & Rubber Co.                        (a)      2,955        44,295
    Dana Corp.                                               6,883        33,520
    Goodyear Tire & Rubber Co. (The)                (a)(b)   8,061       126,074
    Johnson Controls, Inc.                                   9,014       624,129
                                                                     -----------
                                                                         828,018
                                                                     -----------
    AUTOMOBILES (0.4%)
    Ford Motor Co.                                  (a)     86,806       744,795
    General Motors Corp.                            (a)     26,440       636,146
    Harley-Davidson, Inc.                                   12,871       688,985
                                                                     -----------
                                                                       2,069,926
                                                                     -----------
    BEVERAGES (2.0%)
    Anheuser-Busch Cos., Inc.                               36,232     1,501,454
    Brown-Forman Corp. Class B                               3,860       273,751
    Coca-Cola Co. (The)                             (c)     96,733     4,002,812
    Coca-Cola Enterprises, Inc.                             14,079       277,919
    Constellation Brands, Inc. Class A              (b)      8,964       239,249
    Molson Coors Brewing Co. Class B                         2,722       170,125
    Pepsi Bottling Group, Inc. (The)                         6,506       188,674
    PepsiCo, Inc.                                           77,465     4,429,449
                                                                     -----------
                                                                      11,083,433
                                                                     -----------
    BIOTECHNOLOGY (1.5%)
    Amgen, Inc.                                     (b)     57,681     4,204,368
    Applera Corp.-Applied BioSystems Group                   9,026       255,797

    Biogen Idec, Inc.                               (b)     15,856       709,556
    Chiron Corp.                                    (b)      5,145       234,612
    Genzyme Corp.                                   (b)     12,092       857,806
    Gilead Sciences, Inc.                           (b)     21,466     1,306,635
    MedImmune, Inc.                                 (b)     11,464       391,152
                                                                     -----------
                                                                       7,959,926
                                                                     -----------
    BUILDING PRODUCTS (0.2%)
    American Standard Cos., Inc.                             8,542       307,512
    Masco Corp.                                             19,888       589,679
                                                                     -----------
                                                                         897,191
                                                                     -----------
    CAPITAL MARKETS (3.3%)
    Ameriprise Financial, Inc.                              11,632       473,306
    Bank of New York Co., Inc. (The)                        36,313     1,155,117
    Bear Stearns Cos., Inc. (The)                            5,342       675,549
    Charles Schwab Corp. (The)                              48,482       717,049
    E*TRADE Financial Corp.                         (b)     19,000       452,010
    Federated Investors, Inc. Class B                        3,953       152,625
    Franklin Resources, Inc.                                 6,982       687,727
    Goldman Sachs Group, Inc. (The)                         21,043     2,972,324
    Janus Capital Group, Inc.                               10,919       228,098
    Lehman Brothers Holdings, Inc.                          12,534     1,760,400
    Mellon Financial Corp.                                  19,524       688,611
    Merrill Lynch & Co., Inc.                               42,956     3,224,707
    Morgan Stanley                                          50,356     3,094,376
    Northern Trust Corp.                                     8,663       452,295
    State Street Corp.                                      15,335       927,154
    T. Rowe Price Group, Inc.                                6,130       468,516
                                                                     -----------
                                                                      18,129,864
                                                                     -----------
    CHEMICALS (1.5%)
    Air Products & Chemicals, Inc.                          10,347       638,306
    Ashland, Inc.                                            3,391       223,535
    Dow Chemical Co. (The)                                  45,151     1,909,887
    E.I. du Pont de Nemours & Co.                           42,937     1,680,984
    Eastman Chemical Co.                                     3,751       180,836
    Ecolab, Inc.                                             8,573       306,999
    Engelhard Corp.                                          5,611       226,123
    Hercules, Inc.                                  (b)      5,117        59,920
    International Flavors & Fragrances, Inc.                 4,060       133,818
    Monsanto Co.                                            12,512     1,058,640
    PPG Industries, Inc.                                     7,914       470,883
    Praxair, Inc.                                           15,133       797,206
    Rohm & Haas Co.                                          6,776       344,898
    Sigma-Aldrich Corp.                                      3,185       206,643
                                                                     -----------
                                                                       8,238,678
                                                                     -----------
    COMMERCIAL BANKS (5.7%)
    AmSouth Bancorporation                          (a)     16,352       451,479
&   Bank of America Corp.                                  216,944     9,595,433
    BB&T Corp.                                              25,408       991,928
    Comerica, Inc.                                           7,820       433,775
    Compass Bancshares, Inc.                                 5,779       281,553
    Fifth Third Bancorp                             (a)     25,999       976,782
    First Horizon National Corp.                             5,600       212,072
    Huntington Bancshares, Inc.                     (a)     10,562       245,038

    KeyCorp                                         (a)     19,143       677,471
    M&T Bank Corp.                                           3,728       403,742
    Marshall & Ilsley Corp.                                  9,774       409,922
    National City Corp.                                     25,751       880,169
    North Fork Bancorporation, Inc.                         22,325       574,199
    PNC Financial Services Group, Inc.                      13,686       887,674
    Regions Financial Corp.                         (a)     21,325       707,563
    SunTrust Banks, Inc.                                    16,878     1,205,933
    Synovus Financial Corp.                                 14,177       392,278
    U.S. Bancorp                                            84,925     2,540,107
    Wachovia Corp.                                          72,684     3,985,264
    Wells Fargo & Co.                                       78,066     4,868,196
    Zions Bancorporation                                     4,913       388,471
                                                                     -----------
                                                                      31,109,049
                                                                     -----------
    COMMERCIAL SERVICES & SUPPLIES (0.7%)
    Allied Waste Industries, Inc.                   (a)(b)  10,206        92,773
    Avery Dennison Corp.                                     5,194       310,290
    Cendant Corp.                                           48,527       812,342
    Cintas Corp.                                             6,463       275,324
    Equifax, Inc.                                            6,218       238,274
    Monster Worldwide, Inc.                         (a)(b)   5,456       232,753
    Pitney Bowes, Inc.                                      10,566       451,591
    R.R. Donnelley & Sons Co.                               10,144       330,694
    Robert Half International, Inc.                          7,898       288,514
    Waste Management, Inc.                                  25,846       816,217
                                                                     -----------
                                                                       3,848,772
                                                                     -----------
    COMMUNICATIONS EQUIPMENT (2.8%)
    ADC Telecommunications, Inc.                    (b)      5,255       133,267
    Andrew Corp.                                    (b)      7,304        94,733
    Avaya, Inc.                                     (b)     19,855       209,470
    CIENA Corp.                                     (b)     26,098       104,392
    Cisco Systems, Inc.                             (b)    287,206     5,333,415
    Comverse Technology, Inc.                       (b)      9,063       248,236
    Corning, Inc.                                   (b)     71,236     1,734,597
    JDS Uniphase Corp.                              (b)     76,789       240,350
    Lucent Technologies, Inc.                       (b)    207,801       548,595
    Motorola, Inc.                                         116,459     2,644,784
    QUALCOMM, Inc.                                          76,773     3,682,033
    Scientific-Atlanta, Inc.                                 7,230       309,155
    Tellabs, Inc.                                   (b)     21,166       270,713
                                                                     -----------
                                                                      15,553,740
                                                                     -----------
    COMPUTERS & PERIPHERALS (3.6%)
    Apple Computer, Inc.                            (b)     39,377     2,973,357
    Dell, Inc.                                      (b)    110,100     3,227,031
    EMC Corp.                                       (b)    112,509     1,507,621
    Gateway, Inc.                                   (b)     13,902        37,813
    Hewlett-Packard Co.                                    133,741     4,170,044
    International Business Machines Corp.                   73,757     5,996,444
    Lexmark International, Inc. Class A             (b)      5,465       265,435
    NCR Corp.                                       (b)      8,581       318,784
    Network Appliance, Inc.                         (b)     17,450       544,440
    QLogic Corp.                                    (b)      3,718       147,493
    Sun Microsystems, Inc.                          (b)    159,069       715,810
                                                                     -----------
                                                                      19,904,272
                                                                     -----------

    CONSTRUCTION & ENGINEERING (0.1%)
    Fluor Corp.                                               4,064      357,429
                                                                      ----------
    CONSTRUCTION MATERIALS (0.1%)
    Vulcan Materials Co.                                      4,832      347,324
                                                                      ----------
    CONSUMER FINANCE (1.0%)
    American Express Co.                                     57,860    3,034,757
    Capital One Financial Corp.                              14,007    1,166,783
    SLM Corp.                                                19,497    1,091,052
                                                                      ----------
                                                                       5,292,592
                                                                      ----------
    CONTAINERS & PACKAGING (0.2%)
    Ball Corp.                                                5,110      206,955
    Bemis Co., Inc.                                           4,930      150,464
    Pactiv Corp.                                     (b)      6,863      152,633
    Sealed Air Corp.                                 (a)(b)   3,848      212,679
    Temple-Inland, Inc.                                       5,366      251,665
                                                                      ----------
                                                                         974,396
                                                                      ----------
    DISTRIBUTORS (0.1%)
    Genuine Parts Co.                                         7,963      338,666
                                                                      ----------
    DIVERSIFIED CONSUMER SERVICES (0.1%)
    Apollo Group, Inc. Class A                       (b)      6,819      379,614
    H&R Block, Inc.                                          15,222      372,330
                                                                      ----------
                                                                         751,944
                                                                      ----------
    DIVERSIFIED FINANCIAL SERVICES (3.4%)
    CIT Group, Inc.                                           9,397      501,236
&   Citigroup, Inc.                                         236,265   11,005,224
    JPMorgan Chase & Co.                                    163,397    6,495,031
    Moody's Corp.                                            11,785      746,226
                                                                      ----------
                                                                      18,747,717
                                                                      ----------
    DIVERSIFIED TELECOMMUNICATION SERVICES (2.3%)
    AT&T, Inc.                                              183,068    4,750,615
    BellSouth Corp.                                  (a)     85,392    2,456,728
    CenturyTel, Inc.                                          6,163      205,228
    Citizens Communications Co.                              15,428      189,302
    Qwest Communications International, Inc.         (a)(b)  71,071      427,847
    Verizon Communications, Inc.                            136,518    4,322,160
                                                                      ----------
                                                                      12,351,880
                                                                      ----------
    ELECTRIC UTILITIES (1.5%)
    Allegheny Energy, Inc.                           (b)      7,548      262,595
    American Electric Power Co., Inc.                        18,367      685,456
    Cinergy Corp.                                             9,372      407,213
    Edison International                                     15,295      670,227
    Entergy Corp.                                             9,722      675,776
    Exelon Corp.                                     (a)     31,162    1,789,322
    FirstEnergy Corp.                                        15,407      771,891
    FPL Group, Inc.                                          18,462      771,527
    Pinnacle West Capital Corp.                               4,411      187,953
    PPL Corp.                                        (a)     17,678      532,638
    Progress Energy, Inc.                            (a)     11,630      507,301

    Southern Co. (The)                               (a)     34,925    1,215,390
                                                                      ----------
                                                                       8,477,289
                                                                      ----------
    ELECTRICAL EQUIPMENT (0.5%)
    American Power Conversion Corp.                           8,290      196,473
    Cooper Industries, Ltd. Class A                           4,212      343,910
    Emerson Electric Co.                                     19,324    1,496,644
    Rockwell Automation, Inc.                                 8,426      556,706
                                                                      ----------
                                                                       2,593,733
                                                                      ----------
    ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
    Agilent Technologies, Inc.                       (b)     19,261      653,140
    Jabil Circuit, Inc.                              (b)      8,443      341,097
    Molex, Inc.                                      (a)      6,806      205,881
    Sanmina-SCI Corp.                                (b)     23,997      101,027
    Solectron Corp.                                  (b)     44,653      170,574
    Symbol Technologies, Inc.                                12,289      151,769
    Tektronix, Inc.                                           4,078      120,301
                                                                      ----------
                                                                       1,743,789
                                                                      ----------
    ENERGY EQUIPMENT & SERVICES (2.0%)
    Baker Hughes, Inc.                                       15,849    1,227,347
    BJ Services Co.                                          15,079      610,549
    Halliburton Co.                                  (a)     24,023    1,911,030
    Nabors Industries, Ltd.                          (b)      7,305      593,531
    National-Oilwell Varco, Inc.                     (b)      8,078      614,493
    Noble Corp.                                               6,332      509,346
    Rowan Cos., Inc.                                          4,864      218,053
    Schlumberger, Ltd.                               (a)     27,517    3,507,042
    Transocean, Inc.                                 (b)     15,403    1,249,953
    Weatherford International, Ltd.                  (b)     16,184      724,720
                                                                      ----------
                                                                      11,166,064
                                                                      ----------
    FOOD & STAPLES RETAILING (2.3%)
    Albertson's, Inc.                                (a)     16,834      423,375
    Costco Wholesale Corp.                           (a)     22,378    1,116,438
    CVS Corp.                                                37,919    1,052,631
    Kroger Co. (The)                                 (b)     33,648      619,123
    Safeway, Inc.                                    (a)     20,547      481,622
    SUPERVALU, Inc.                                           6,184      197,455
    Sysco Corp.                                              29,198      895,795
    Walgreen Co.                                             47,410    2,051,905
    Wal-Mart Stores, Inc.                                   116,753    5,383,481
    Whole Foods Market, Inc.                                  6,400      472,768
                                                                      ----------
                                                                      12,694,593
                                                                      ----------
    FOOD PRODUCTS (1.0%)
    Archer-Daniels-Midland Co.                               30,318      955,017
    Campbell Soup Co.                                         8,644      258,715
    ConAgra Foods, Inc.                                      24,219      502,060
    General Mills, Inc.                                      16,756      814,509
    H.J. Heinz Co.                                           15,733      533,978
    Hershey Co. (The)                                         8,559      438,221
    Kellogg Co.                                              11,964      513,256
    McCormick & Co., Inc.                                     6,243      188,601
    Sara Lee Corp.                                           36,210      661,919
    Tyson Foods, Inc. Class A                                11,440      163,935

    Wm. Wrigley Jr. Co.                                       8,380      535,985
                                                                      ----------
                                                                       5,566,196
                                                                      ----------
    GAS UTILITIES (0.0%)                              @
    Nicor, Inc.                                      (a)      2,017       82,495
    Peoples Energy Corp.                                      1,729       64,353
                                                                      ----------
                                                                         146,848
                                                                      ----------
    HEALTH CARE EQUIPMENT & SUPPLIES (2.1%)
    Bausch & Lomb, Inc.                                       2,456      165,903
    Baxter International, Inc.                               29,177    1,075,172
    Becton, Dickinson & Co.                                  11,737      760,558
    Biomet, Inc.                                             11,581      437,878
    Boston Scientific Corp.                          (a)(b)  27,579      603,153
    C.R. Bard, Inc.                                           4,879      309,426
    Fisher Scientific International, Inc.            (b)      5,638      377,013
    Guidant Corp.                                            15,508    1,141,389
    Hospira, Inc.                                    (b)      7,477      334,596
    Medtronic, Inc.                                          56,442    3,187,280
    Millipore Corp.                                  (a)(b)   2,245      154,411
    PerkinElmer, Inc.                                         5,905      134,280
    St. Jude Medical, Inc.                           (b)     17,010      835,701
    Stryker Corp.                                            13,682      682,732
    Thermo Electron Corp.                            (b)      7,496      252,165
    Waters Corp.                                     (b)      5,206      218,392
    Zimmer Holdings, Inc.                            (b)     11,518      794,166
                                                                      ----------
                                                                      11,464,215
                                                                      ----------
    HEALTH CARE PROVIDERS & SERVICES (3.1%)
    Aetna, Inc.                                              13,579    1,314,447
    AmerisourceBergen Corp.                                   9,580      418,071
    Cardinal Health, Inc.                                    19,876    1,431,867
    Caremark Rx, Inc.                                (b)     20,988    1,034,708
    CIGNA Corp.                                               5,856      712,090
    Coventry Health Care, Inc.                       (b)      7,544      449,396
    Express Scripts, Inc.                            (b)      9,400      858,126
    HCA, Inc.                                                19,750      969,330
    Health Management Associates, Inc. Class A               11,149      234,352
    Humana, Inc.                                     (b)      7,583      422,904
    IMS Health, Inc.                                 (a)     10,669      262,457
    Laboratory Corp. of America Holdings             (a)(b)   6,166      361,636
    Manor Care, Inc.                                          3,988      155,931
    McKesson Corp.                                           14,354      760,762
    Medco Health Solutions, Inc.                     (b)     14,409      779,527
    Patterson Cos., Inc.                             (b)      6,400      220,992
    Quest Diagnostics, Inc.                                   7,733      382,242
    Tenet Healthcare Corp.                           (b)     21,432      155,811
    UnitedHealth Group, Inc.                                 63,712    3,785,767
    WellPoint, Inc.                                  (b)     30,832    2,367,898
                                                                      ----------
                                                                      17,078,314
                                                                      ----------
    HOTELS, RESTAURANTS & LEISURE (1.5%)
    Carnival Corp.                                           20,058    1,038,202
    Darden Restaurants, Inc.                                  6,224      253,068
    Harrah's Entertainment, Inc.                              8,614      633,990
    Hilton Hotels Corp.                                      15,273      380,756
    International Game Technology                            15,845      566,934

    Marriott International, Inc. Class A                      7,614      507,397
    McDonald's Corp.                                         58,372    2,043,604
    Starbucks Corp.                                  (b)     35,794    1,134,670
    Starwood Hotels & Resorts Worldwide, Inc.                10,207      620,688
    Wendy's International, Inc.                               5,386      317,505
    Yum! Brands, Inc.                                        13,417      663,739
                                                                      ----------
                                                                       8,160,553
                                                                      ----------
    HOUSEHOLD DURABLES (0.7%)
    Black & Decker Corp. (The)                                3,626      312,924
    Centex Corp.                                              5,990      427,626
    D.R. Horton, Inc.                                        12,693      473,703
    Fortune Brands, Inc.                                      6,855      513,851
    Harman International Industries, Inc.                     1,500      165,000
    KB HOME                                                   3,611      275,158
    Leggett & Platt, Inc.                                     8,793      216,484
    Lennar Corp. Class A                             (a)      6,400      400,384
    Maytag Corp.                                              3,612       62,199
    Newell Rubbermaid, Inc.                                  12,599      297,840
    Pulte Homes, Inc.                                        10,027      400,077
    Snap-on, Inc.                                    (a)      2,679      107,508
    Stanley Works (The)                                       3,459      169,629
    Whirlpool Corp.                                  (a)      3,142      253,497
                                                                      ----------
                                                                       4,075,880
                                                                      ----------
    HOUSEHOLD PRODUCTS (2.2%)
    Clorox Co. (The)                                          7,128      426,611
    Colgate-Palmolive Co.                                    24,086    1,322,081
    Kimberly-Clark Corp.                                     21,891    1,250,414
&   Procter & Gamble Co. (The)                              156,543    9,272,042
                                                                      ----------
                                                                      12,271,148
                                                                      ----------
    INDEPENDENT POWER PRODUCERS & ENERGY
      TRADERS (0.6%)
    AES Corp. (The)                                  (b)     30,441      518,715
    Constellation Energy Group, Inc.                          8,357      486,962
    Duke Energy Corp.                                (a)     43,067    1,220,949
    Dynegy, Inc. Class A                             (a)(b)  15,344       84,392
    TXU Corp.                                                22,524    1,140,615
                                                                      ----------
                                                                       3,451,633
                                                                      ----------
    INDUSTRIAL CONGLOMERATES (4.0%)
    3M Co.                                                   35,537    2,585,317
&   General Electric Co.                             (c)    493,485   16,161,632
    Textron, Inc.                                             6,147      519,176
    Tyco International, Ltd.                         (a)     94,318    2,456,984
                                                                      ----------
                                                                      21,723,109
                                                                      ----------
    INSURANCE (4.7%)
    ACE, Ltd.                                                15,026      822,673
    AFLAC, Inc.                                              23,442    1,100,602
    Allstate Corp. (The)                                     30,319    1,578,104
    Ambac Financial Group, Inc.                               4,925      378,289
&   American International Group, Inc.                      121,236    7,936,109
    Aon Corp.                                                14,946      511,452
    Chubb Corp. (The)                                         9,381      885,097
    Cincinnati Financial Corp.                                8,165      371,834
    Genworth Financial, Inc. Class A                         17,600      576,576

    Hartford Financial Services Group, Inc. (The)            13,993    1,150,644
    Jefferson-Pilot Corp.                                     6,269      365,671
    Lincoln National Corp.                                    8,036      438,203
    Loews Corp.                                               6,320      623,721
    Marsh & McLennan Cos., Inc.                              25,509      775,219
    MBIA, Inc.                                                6,309      388,382
    MetLife, Inc.                                            35,394    1,775,363
    Principal Financial Group, Inc.                          13,085      617,089
    Progressive Corp. (The)                                   9,114      957,335
    Prudential Financial, Inc.                               23,593    1,777,497
    SAFECO Corp.                                              5,874      306,916
    St. Paul Travelers Cos., Inc. (The)                      32,393    1,469,994
    Torchmark Corp.                                           5,016      281,398
    UnumProvident Corp.                                      13,569      275,858
    XL Capital, Ltd. Class A                                  8,175      553,120
                                                                      ----------
                                                                      25,917,146
                                                                      ----------
    INTERNET & CATALOG RETAIL (0.1%)
    Amazon.com, Inc.                               (a)(b)    14,300      640,926
                                                                      ----------
    INTERNET SOFTWARE & SERVICES (0.8%)
    eBay, Inc.                                        (b)    53,513    2,306,410
    VeriSign, Inc.                                    (b)     6,800      161,500
    Yahoo!, Inc.                                      (b)    59,007    2,026,300
                                                                      ----------
                                                                       4,494,210
                                                                      ----------
    IT SERVICES (1.0%)
    Affiliated Computer Services, Inc. Class A     (a)(b)     5,843      365,772
    Automatic Data Processing, Inc.                          27,099    1,190,730
    Computer Sciences Corp.                           (b)     8,728      442,510
    Convergys Corp.                                   (b)     6,536      112,419
    Electronic Data Systems Corp.                            24,361      613,654
    First Data Corp.                                         35,717    1,610,837
    Fiserv, Inc.                                   (a)(b)     8,611      378,712
    Paychex, Inc.                                            15,562      565,679
    Sabre Holdings Corp. Class A                      (a)     6,054      148,323
    Unisys Corp.                                      (b)    15,411      103,100
                                                                      ----------
                                                                       5,531,736
                                                                      ----------
    LEISURE EQUIPMENT & PRODUCTS (0.2%)
    Brunswick Corp.                                           4,449      167,238
    Eastman Kodak Co.                                 (a)    13,163      330,391
    Hasbro, Inc.                                              8,311      176,193
    Mattel, Inc.                                             19,046      314,259
                                                                      ----------
                                                                         988,081
                                                                      ----------
    MACHINERY (1.4%)
    Caterpillar, Inc.                                        31,793    2,158,745
    Cummins, Inc.                                     (a)     2,203      214,352
    Danaher Corp.                                            11,128      630,290
    Deere & Co.                                              11,291      810,242
    Dover Corp.                                               9,547      438,494
    Eaton Corp.                                               7,060      467,372
    Illinois Tool Works, Inc.                                 9,496      800,418
    Ingersoll-Rand Co. Class A                               15,475      607,703
    ITT Industries, Inc.                                      4,312      441,980
    Navistar International Corp.                      (b)     3,085       83,912

    PACCAR, Inc.                                              7,939      552,554
    Pall Corp.                                                5,666      163,181
    Parker-Hannifin Corp.                                     5,460      413,704
                                                                      ----------
                                                                       7,782,947
                                                                      ----------
    MEDIA (3.3%)
    CBS Corp. Class B                                 (b)    36,143      944,417
    Clear Channel Communications, Inc.                       25,344      741,819
    Comcast Corp. Class A                          (a)(b)   101,515    2,824,147
    Dow Jones & Co., Inc.                             (a)     2,820      107,188
    E.W. Scripps Co. (The) Class A                    (a)     4,000      193,360
    Gannett Co., Inc.                                        11,264      696,115
    Interpublic Group of Cos., Inc. (The)          (a)(b)    19,240      194,324
    Knight-Ridder, Inc.                               (a)     3,178      197,830
    McGraw-Hill Cos., Inc. (The)                             17,536      895,037
    Meredith Corp.                                            2,118      115,982
    New York Times Co. (The) Class A                  (a)     6,708      189,836
    News Corp. Class A                                      114,310    1,801,526
    Omnicom Group, Inc.                                       8,586      702,249
    Time Warner, Inc.                                       217,973    3,821,067
    Tribune Co.                                              12,330      357,693
    Univision Communications, Inc. Class A            (b)    10,476      333,556
    Viacom Inc. Class B                                      36,143    1,499,212
    Walt Disney Co. (The)                                    89,959    2,276,862
                                                                      ----------
                                                                      17,892,220
                                                                      ----------
    METALS & MINING (0.9%)
    Alcoa, Inc.                                              40,748    1,283,562
    Allegheny Technologies, Inc.                              3,987      206,726
    Freeport-McMoRan Copper & Gold, Inc. Class B              8,660      556,405
    Newmont Mining Corp.                                     20,849    1,288,468
    Nucor Corp.                                               7,374      621,112
    Phelps Dodge Corp.                                (a)     4,799      770,239
    United States Steel Corp.                                 5,150      307,712
                                                                      ----------
                                                                       5,034,224
                                                                      ----------
    MULTILINE RETAIL (1.1%)
    Big Lots, Inc.                                    (b)     5,093       68,093
    Dillard's, Inc. Class A                                   3,345       86,635
    Dollar General Corp.                                     15,028      253,973
    Family Dollar Stores, Inc.                                7,742      185,421
    Federated Department Stores, Inc.                        12,744      849,133
    J.C. Penney Co., Inc.                                    10,890      607,662
    Kohl's Corp.                                      (b)    16,106      714,945
    Nordstrom, Inc.                                          10,306      429,966
    Sears Holdings Corp.                              (b)     4,707      571,618
    Target Corp.                                             41,060    2,248,035
                                                                      ----------
                                                                       6,015,481
                                                                      ----------
    MULTI-UTILITIES (1.1%)
    Ameren Corp.                                              9,450      479,682
    Centerpoint Energy, Inc.                          (a)    14,452      184,697
    CMS Energy Corp.                                (a)(b)    9,829      142,226
    Consolidated Edison, Inc.                         (a)    11,431      537,371
    Dominion Resources, Inc.                          (a)    16,222    1,225,248
    DTE Energy Co.                                            8,308      350,598
    KeySpan Corp.                                     (a)     8,159      293,071

    NiSource, Inc.                                           12,450      255,598
    PG&E Corp.                                               15,883      592,595
    Public Service Enterprise Group, Inc.                    11,648      810,934
    Sempra Energy                                            11,974      575,351
    TECO Energy, Inc.                                         9,474      161,816
    Xcel Energy, Inc.                                        18,291      355,211
                                                                      ----------
                                                                       5,964,398
                                                                      ----------
    OFFICE ELECTRONICS (0.1%)
    Xerox Corp.                                        (b)   44,928      642,920
                                                                      ----------
    OIL, GAS & CONSUMABLE FUELS (8.1%)
    Amerada Hess Corp.                                        3,702      573,070
    Anadarko Petroleum Corp.                                 11,000    1,186,020
    Apache Corp.                                             15,394    1,162,709
    Burlington Resources, Inc.                               17,708    1,616,032
    Chevron Corp.                                           104,875    6,227,477
    ConocoPhillips                                           64,816    4,193,595
    Devon Energy Corp.                                       20,764    1,416,312
    El Paso Corp.                                            30,693      413,128
    EOG Resources, Inc.                                      11,359      960,290
&   ExxonMobil Corp.                                        290,647   18,238,099
    Kerr-McGee Corp.                                          5,370      592,794
    Kinder Morgan, Inc.                                       4,983      479,614
    Marathon Oil Corp.                                       17,087    1,313,478
    Murphy Oil Corp.                                          7,735      440,895
    Occidental Petroleum Corp.                               18,811    1,838,023
    Sunoco, Inc.                                       (a)    6,361      605,567
    Valero Energy Corp.                                      28,812    1,798,733
    Williams Cos., Inc. (The)                                26,762      638,006
    XTO Energy, Inc.                                         17,034      836,029
                                                                      ----------
                                                                      44,529,871
                                                                      ----------
    PAPER & FOREST PRODUCTS (0.3%)
    International Paper Co.                                  22,876      746,444
    Louisiana-Pacific Corp.                            (a)    5,064      149,135
    MeadWestvaco Corp.                                        8,474      226,171
    Weyerhaeuser Co.                                   (a)   11,428      797,217
                                                                      ----------
                                                                       1,918,967
                                                                      ----------
    PERSONAL PRODUCTS (0.2%)
    Alberto-Culver Co.                                 (a)    3,439      152,348
    Avon Products, Inc.                                      21,715      614,969
    Estee Lauder Cos., Inc. (The) Class A                     5,600      204,232
                                                                      ----------
                                                                         971,549
                                                                      ----------
    PHARMACEUTICALS (6.3%)
    Abbott Laboratories                                      72,510    3,128,806
    Allergan, Inc.                                            6,191      720,632
    Bristol-Myers Squibb Co.                                 91,403    2,083,074
    Eli Lilly & Co.                                          53,067    3,004,654
    Forest Laboratories, Inc.                          (b)   15,698      726,503
&   Johnson & Johnson                                       138,985    7,997,197
    King Pharmaceuticals, Inc.                         (b)   11,083      207,806
    Merck & Co., Inc.                                       102,126    3,523,347
    Mylan Laboratories, Inc.                                 10,001      197,020
&   Pfizer, Inc.                                            344,626    8,849,996

    Schering-Plough Corp.                                    68,807    1,317,654
    Watson Pharmaceuticals, Inc.                       (b)    5,039      166,741
    Wyeth                                                    62,652    2,897,655
                                                                      ----------
                                                                      34,821,085
                                                                      ----------
    REAL ESTATE (0.8%)
    Apartment Investment & Management Co.
      Class A                                                 4,400      187,088
    Archstone-Smith Trust                                     9,861      462,086
    Equity Office Properties Trust                     (a)   19,187      610,530
    Equity Residential                                       13,469      571,220
    Plum Creek Timber Co., Inc.                               8,639      319,125
    ProLogis                                           (a)   11,610      594,664
    Public Storage, Inc.                                      3,866      280,556
    Simon Property Group, Inc.                                8,699      720,625
    Vornado Realty Trust                               (a)    5,438      480,393
                                                                      ----------
                                                                       4,226,287
                                                                      ----------
    ROAD & RAIL (0.7%)
    Burlington Northern Santa Fe Corp.                       17,455    1,398,495
    CSX Corp.                                                 9,825      525,932
    Norfolk Southern Corp.                                   18,861      940,032
    Union Pacific Corp.                                      12,370    1,094,250
                                                                      ----------
                                                                       3,958,709
                                                                      ----------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.1%)
    Advanced Micro Devices, Inc.                       (b)   18,870      789,898
    Altera Corp.                                       (b)   17,147      331,109
    Analog Devices, Inc.                                     17,196      683,885
    Applied Materials, Inc.                                  75,668    1,441,475
    Applied Micro Circuits Corp.                       (b)   14,098       46,382
    Broadcom Corp. Class A                             (b)   13,373      912,039
    Freescale Semiconductor, Inc. Class B              (b)   19,240      485,810
    Intel Corp.                                             281,904    5,996,098
    KLA-Tencor Corp.                                          9,318      484,350
    Linear Technology Corp.                                  14,271      531,024
    LSI Logic Corp.                                    (b)   17,477      159,915
    Maxim Integrated Products, Inc.                          15,315      628,528
    Micron Technology, Inc.                            (b)   27,968      410,570
    National Semiconductor Corp.                             16,284      459,372
    Novellus Systems, Inc.                             (b)    6,472      183,481
    NVIDIA Corp.                                       (b)    8,001      359,725
    PMC-Sierra, Inc.                                   (b)    8,263       78,168
    Teradyne, Inc.                                     (b)    8,807      153,418
    Texas Instruments, Inc.                                  75,608    2,210,022
    Xilinx, Inc.                                             15,876      447,068
                                                                      ----------
                                                                      16,792,337
                                                                      ----------
    SOFTWARE (3.6%)
    Adobe Systems, Inc.                                      28,104    1,116,291
    Autodesk, Inc.                                           10,769      437,114
    BMC Software, Inc.                                 (b)   10,167      224,691
    Citrix Systems, Inc.                               (b)    8,258      254,677
    Computer Associates International,
     Inc.                                              (a)   21,988      600,272
    Compuware Corp.                                    (b)   17,638      145,337
    Electronic Arts, Inc.                              (b)   13,984      763,247
    Intuit, Inc.                                       (b)    8,505      445,067

&   Microsoft Corp.                                         427,580   12,036,377
    Novell, Inc.                                     (a)(b)  17,404      169,515
    Oracle Corp.                                     (a)(b) 175,853    2,210,472
    Parametric Technology Corp.                      (b)     12,382       77,511
    Siebel Systems, Inc.                                     24,733      262,417
    Symantec Corp.                                   (b)     50,473      927,694
                                                                      ----------
                                                                      19,670,682
                                                                      ----------
    SPECIALTY RETAIL (2.2%)
    AutoNation, Inc.                                 (a)(b)   8,396      187,147
    AutoZone, Inc.                                   (b)      2,654      259,428
    Bed Bath & Beyond, Inc.                          (b)     13,838      517,680
    Best Buy Co., Inc.                                       19,101      967,657
    Circuit City Stores, Inc.                                 7,777      196,058
    Gap, Inc. (The)                                          27,060      489,515
    Home Depot, Inc. (The)                                   99,229    4,023,736
    Limited Brands, Inc.                                     16,280      385,185
    Lowe's Cos., Inc.                                        36,607    2,326,375
    Office Depot, Inc.                               (b)     14,752      489,029
    OfficeMax, Inc.                                           3,135       89,567
    RadioShack Corp.                                          6,312      140,126
    Sherwin-Williams Co. (The)                                5,342      282,592
    Staples, Inc.                                            34,156      809,839
    Tiffany & Co.                                             6,651      250,743
    TJX Cos., Inc. (The)                                     22,166      565,898
                                                                      ----------
                                                                      11,980,575
                                                                      ----------
    TEXTILES, APPAREL & LUXURY GOODS (0.4%)
    Coach, Inc.                                      (b)     17,795      639,730
    Jones Apparel Group, Inc.                                 5,602      175,231
    Liz Claiborne, Inc.                              (a)      5,029      174,607
    NIKE, Inc. Class B                                        8,864      717,541
    Reebok International, Ltd.                       (a)      2,581      152,253
    VF Corp.                                                  4,152      230,353
                                                                      ----------
                                                                       2,089,715
                                                                      ----------
    THRIFTS & MORTGAGE FINANCE (1.7%)
    Countrywide Financial Corp.                              27,732      927,358
    Fannie Mae                                               45,328    2,626,304
    Freddie Mac                                              32,316    2,192,964
    Golden West Financial Corp.                              11,861      837,624
    MGIC Investment Corp.                            (a)      4,453      293,943
    Sovereign Bancorp, Inc.                                  17,282      376,748
    Washington Mutual, Inc.                                  46,109    1,951,333
                                                                      ----------
                                                                       9,206,274
                                                                      ----------
    TOBACCO (1.4%)
&   Altria Group, Inc.                                       97,393    7,045,410
    Reynolds American, Inc.                          (a)      3,940      398,452
    UST, Inc.                                        (a)      7,579      295,126
                                                                      ----------
                                                                       7,738,988
                                                                      ----------
    TRADING COMPANIES & DISTRIBUTORS (0.0%)           @
    W.W. Grainger, Inc.                                      3,540      251,092
                                                                      ----------
    WIRELESS TELECOMMUNICATION SERVICES (0.8%)
    ALLTEL Corp.                                             17,785    1,067,634

    Sprint Nextel Corp.                                    137,954     3,157,767
                                                                     -----------
                                                                       4,225,401
                                                                     -----------
    Total Common Stocks
       (Cost $333,150,587)                                           540,697,687 (i)
                                                                     -----------

                                                           PRINCIPAL
                                                            AMOUNT
                                                          ----------
    SHORT-TERM INVESTMENTS (8.3%)
    CERTIFICATE OF DEPOSIT (0.2%)
    Skandinaviska Enskilda Banken AB
       4.52%, due 2/22/06                          (d)(e) $1,144,348   1,144,348
                                                                       ---------
    Total Certificate of Deposit
       (Cost $1,144,348)                                               1,144,348
                                                                       ---------
    COMMERCIAL PAPER (1.6%)
    Compass Securitization
       4.517%, due 2/22/06                         (d)       817,392     817,392
    Den Danske Bank
       4.409%, due 2/6/06                          (d)     1,219,294   1,219,294
    Fairway Finance
       4.449%, due 2/21/06                         (d)     1,137,509   1,137,509
    Falcon Asset Securitization Corp.
       4.441%, due 3/9/06                          (d)       731,922     731,922
    Greyhawk Funding
       4.397%, due 2/13/06                         (d)       653,913     653,913
    Liberty Street
       4.527%, due 3/15/06                         (d)       490,435     490,435
    Park Avenue Receivables Corp.
       4.506%, due 2/23/06                         (d)       980,870     980,870
    Prefco Enterprises, Inc.
       4.518%, due 2/27/06                         (d)       572,174     572,174
    Ranger Funding
       4.523%, due 3/7/06                          (d)       580,348     580,348
    Yorktown Capital LLC
       4.358%, due 2/2/06                          (d)     1,631,623   1,631,623
                                                                       ---------
    Total Commercial Paper
       (Cost $8,815,480)                                               8,815,480
                                                                       ---------

                                                             SHARES
                                                           ---------
    INVESTMENT COMPANY (1.2%)
    BGI Institutional Money Market Fund            (d)     6,769,124   6,769,124
                                                                       ---------
    Total Investment Company
       (Cost $6,769,124)                                               6,769,124
                                                                       ---------

                                                          PRINCIPAL
                                                           AMOUNT
                                                         ----------
    REPURCHASE AGREEMENT (0.1%)
    Morgan Stanley & Co.
      4.605%, dated 1/31/06
      due 2/1/06 Proceeds at Maturity $490,498
      (Collateralized by various bonds with a
      Principal Amount of $502,854
      and Market Value of $503,454)               (d)    $  490,435      490,435
                                                                      ----------

    Total Repurchase Agreement
       (Cost $490,435)                                                   490,435
                                                                      ----------
    TIME DEPOSITS (3.6%)
    Abbey National PLC
       4.40%, due 3/1/06                          (d)     1,798,262    1,798,262
    Bank of America
       4.52%, due 3/27/06                         (d)(e)  1,634,784    1,634,784
    Bank of Nova Scotia
       4.50%, due 3/24/06                         (d)     1,307,827    1,307,827
    Barclays
       4.425%, due 3/6/06                         (d)     1,634,784    1,634,784
    Credit Suisse First Boston Corp.
       4.50%, due 3/24/06                         (d)     1,144,348    1,144,348
    Deutsche Bank
       4.29%, due 2/1/06                          (d)     1,471,305    1,471,305
    Dexia Group
       4.52%, due 3/27/06                         (d)     1,307,827    1,307,827
    First Tennessee National Corp.
       4.39%, due 2/13/06                         (d)     1,634,784    1,634,784
    Fortis Bank
       4.35%, due 2/8/06                          (d)     1,634,784    1,634,784
       4.50%, due 2/28/06                         (d)     1,634,783    1,634,783
    National Australia Bank
       4.46%, due 2/1/06                          (d)     1,634,784    1,634,784
    Societe Generale
       4.50%, due 2/6/06                          (d)     1,798,262    1,798,262
    Wells Fargo & Co.
       4.50%, due 3/20/06                         (d)     1,471,305    1,471,305
                                                                      ----------
    Total Time Deposits
       (Cost $20,107,839)                                             20,107,839
                                                                      ----------

    U.S. GOVERNMENT (1.6%)
    U.S. Treasury Bills
       3.80%, due 2/9/06                           (c)    7,800,000    7,793,314
       3.974%, due 2/16/06                         (c)      800,000      798,682
                                                                    ------------
    Total U.S. Government
          (Cost $8,591,996)                                            8,591,996
                                                                    ------------
    Total Short-Term Investments
          (Cost $45,919,222)                                          45,919,222
                                                                    ------------
    Total Investments
       (Cost $379,069,809)                         (f)        106.9%  586,616,909(g)
    Liabilities in Excess of
       Cash and Other Assets                                   (6.9)  (38,059,172)
                                                           ---------  ------------
    Net Assets                                                100.0% $548,557,737
                                                           =========  ============

                                                        CONTRACTS     UNREALIZED
                                                           LONG     APPRECIATION (h)
                                                        ---------   ----------------
    FUTURES CONTRACTS (0.0%)                        @
    Standard & Poor's 500 Index
       March 2006                                           26        $53,794
       Mini March 2006                                       4            284
                                                                     --------
    Total Futures Contracts
       (Settlement Value $8,600,120)                (i)               $54,078
                                                                     ========

+    Percentages indicated are based on Fund net assets.

@    Less than one tenth of a percent.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Represents security, or a portion thereof, which is out on loan.

(b)  Non-income producing security.

(c) Segregated, partially segregated or designated as collateral for futures contracts.

(d) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  Floating rate. Rate shown is the rate in effect at January 31, 2006.

(f)  The cost for federal income tax purposes is $389,469,859.

(g) At January 31, 2006 net unrealized appreciation was $197,147,050, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $225,045,523 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $27,898,473.

(h) Represents the difference between the value of the contracts at the time they were opened and the value at January 31, 2006.

(i) The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 100.1% of net assets.

MAINSTAY GLOBAL HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS                            January 31, 2006 (unaudited)

                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ----------   ----------
    LONG-TERM BONDS (94.7%)                        +
    BRADY BONDS (3.6%)                            (b)
    BRAZIL (1.3%)
    Republic of Brazil
       Series 11BR
       5.25%, due 4/15/12                         (a)    $1,395,614   $1,389,473
       Series 18 year
       5.25%, due 4/15/12                         (a)     1,024,724    1,020,211
                                                                      ----------
                                                                       2,409,684
                                                                      ----------
    NIGERIA (0.7%)
    Central Bank of Nigeria
       Series WW
       6.25%, due 11/15/20                                1,250,000    1,250,000
                                                                      ----------
    PERU (1.4%)
    Republic of Peru
       Series 20 year
       5.00%, due 3/7/17                          (c)     2,832,200    2,704,751
                                                                      ----------
    VIETNAM (0.2%)
    Socialist Republic of Vietnam
       Series 30 year
       3.75%, due 3/12/28                                   500,000      383,350
       4.00%, beginning 3/1/07
                                                                      ----------
    Total Brady Bonds
       (Cost $5,545,148)                                               6,747,785
                                                                      ----------
    CORPORATE BONDS (19.6%)
    ARGENTINA (0.8%)
    Argentine Beverages Financial Trust
       7.375%, due 3/22/12                        (d)       250,000      252,500
    Telecom Personal S.A.
       9.25%, due 12/22/10                        (d)     1,250,000    1,268,750
                                                                      ----------
                                                                       1,521,250
                                                                      ----------
    BAHAMAS (0.2%)
    Ultrapetrol, Ltd.
       9.00%, due 11/24/14                                  450,000      409,500
                                                                      ----------
    BERMUDA (1.0%)
    AES China Generating Co., Ltd.
       8.25%, due 6/26/10                                   550,000      555,330
    Asia Aluminum Holdings, Ltd.
       8.00%, due 12/23/11                        (d)       500,000      493,750
       Series Reg S
       8.00%, due 12/23/11                                  485,000      478,331
    Hopson Development Holdings, Ltd.
       8.125%, due 11/9/12                        (d)       400,000      417,000
                                                                      ----------
                                                                       1,944,411
                                                                      ----------
    BRAZIL (0.9%)
    Braskem S.A.
       9.375%, due 6/1/15                         (d)       150,000      168,000

       Series Reg S
       9.375%, due 6/1/15                                   500,000      561,250
    Caue Finance, Ltd.
       8.875%, due 8/1/15                         (d)       750,000      826,875
    CIA Brasileira de Bebidas
       10.50%, due 12/15/11                                 125,000      153,750
                                                                      ----------
                                                                       1,709,875
                                                                      ----------
    CAYMAN ISLANDS (1.1%)
    Banco Mercantil del Norte S.A.
       Series Reg S
       5.875%, due 2/17/14                                  400,000      400,000
    CSN Islands VIII Corp.
       9.75%, due 12/16/13                        (d)(e)    750,000      841,875
    Vale Overseas, Ltd.
       6.25%, due 1/11/16                                   650,000      650,000
    Votorantim Overseas III
       7.875%, due 1/23/14                        (d)       200,000      215,500
                                                                      ----------
                                                                       2,107,375
                                                                      ----------
    CHILE (0.4%)
    AES Gener S.A.
       7.50%, due 3/25/14                         (e)       550,000      562,030
    Empresa Nacional de Petroleo
       6.75%, due 11/15/12                        (d)       100,000      107,402
                                                                      ----------
                                                                         669,432
                                                                      ----------
    COLOMBIA (1.2%)
    AES Chivor S.A. E.S.P.
       9.75%, due 12/30/14                        (d)       500,000      550,000
    Bavaria S.A.
       8.875%, due 11/1/10                        (d)     1,085,000    1,181,294
       Series Reg S
       8.875%, due 11/1/10                                  500,000      542,500
                                                                      ----------
                                                                       2,273,794
                                                                      ----------
    GERMANY (0.8%)
    Citigroup Global Markets (Severstal)
       Deutschland
       9.25%, due 4/19/14                         (d)       460,000      499,100
    Kyivstar GSM
       7.75%, due 4/27/12                         (d)       400,000      403,440
       10.375%, due 8/17/09                       (d)       580,000      640,900
                                                                      ----------
                                                                       1,543,440
                                                                      ----------
    HONG KONG (0.3%)
    Panva Gas Holdings, Ltd.
       8.25%, due 9/23/11                                   500,000      518,757
                                                                      ----------
    LUXEMBOURG (3.1%)
    Evraz Group S.A.
       8.25%, due 11/10/15                        (d)       865,000      873,650
    Gazprom International S.A.
       7.201%, due 2/1/20                         (d)     1,695,000    1,801,997
    Mobile Telesystems Finance
       9.75%, due 1/30/08                         (d)       750,000      795,000
    Norilsk Nickel Finance Luxemburg S.A.
       7.125%, due 9/30/09                                  700,000      719,530
    Sistema Finance S.A.
       10.25%, due 4/14/08                                  500,000      533,750
    Tengizchevroil Finance Co. S.A.R.L.
       6.124%, due 11/15/14                       (d)       320,000      322,400
    Vimpel Communications
       8.375%, due 10/22/11                       (d)(e)    200,000      208,500
    Wimm-Bill-Dann Foods OJSC

       8.50%, due 5/21/08                   (d)             600,000      609,000
                                                                      ----------
                                                                       5,863,827
                                                                      ----------
    MAURITIUS (0.2%)
    Antam Finance, Ltd.
       7.375%, due 9/30/10                                  300,000      300,006
                                                                      ----------
    MEXICO (0.6%)
    Controladora Mabe S.A. de C.V.
       6.50%, due 12/15/15                  (d)             250,000      245,014
    Desarrolladora Homex S.A. de C.V.
       7.50%, due 9/28/15                   (d)             100,000       98,000
    Grupo Transportacion Ferroviaria
       Mexicana S.A. de C.V.
       12.50%, due 6/15/12                                  540,000      612,900
    Innova S de RL
       9.375%, due 9/19/13                                  100,000      110,875
                                                                      ----------
                                                                       1,066,789
                                                                      ----------
    NETHERLANDS (1.3%)
    Excelcomindo Finance Co. BV
       7.125%, due 1/18/13                  (d)             300,000      300,750
    Intergas Finance BV
       6.875%, due 11/4/11                  (d)             570,000      587,100
    Kazkommerts International BV
       7.00%, due 11/3/09                   (d)             500,000      511,875
    Paiton Energy Funding BV
       9.34%, due 2/15/14                   (d)             500,000      532,500
       Series Reg S
       9.34%, due 2/15/14                                   550,000      587,125
                                                                      ----------
                                                                       2,519,350
                                                                      ----------
    PHILIPPINES (0.4%)
    Philippine Long Distance Telephone Co.
       8.35%, due 3/6/17                                     70,000       75,775
       11.375%, due 5/15/12                                 550,000      682,000
                                                                      ----------
                                                                         757,775
                                                                      ----------
    RUSSIA (2.5%)
    OAO Gazprom
       9.625%, due 3/1/13                   (d)           1,720,000    2,064,000
    Siberian Oil Co.
       Series Reg S
       10.75%, due 1/15/09                                1,195,000    1,349,513
    Tyumen Oil Co.
       11.00%, due 11/6/07                  (d)           1,250,000    1,356,250
                                                                      ----------
                                                                       4,769,763
                                                                      ----------
    SOUTH KOREA (0.3%)
    C&M Finance, Ltd.
       8.10%, due 2/1/16                    (d)             500,000      504,452
    LG Electronics, Inc.
       5.00%, due 6/17/10                   (d)             150,000      146,350
                                                                      ----------
                                                                         650,802
                                                                      ----------
    UNITED STATES (4.5%)
    Galaxy Entertainment Finance Co., Ltd.
       9.875%, due 12/15/12                 (d)           1,000,000    1,025,000
    General Motors Acceptance Corp.
       8.00%, due 11/1/31                   (e)             850,000      866,687
    Indosat Tbk PT
       7.125%, due 6/22/12                  (d)             250,000      251,875
    PEMEX Project Funding Master Trust
       Series Reg S
       5.75%, due 12/15/15                                2,000,000    1,977,000

&      7.375%, due 12/15/14                               2,960,000    3,267,840
    Southern Copper Corp.
       7.50%, due 7/27/35                                 1,100,000    1,101,798
                                                                      ----------
                                                                       8,490,200
                                                                      ----------
    Total Corporate Bonds
       (Cost $35,823,723)                                             37,116,346
                                                                      ----------
    GOVERNMENTS & FEDERAL AGENCIES (70.9%)
    ALGERIA (0.1%)
    Republic of Algeria
       0.938%, due 3/4/10                   (a)         Y16,578,950      140,625
                                                                      ----------
    ARGENTINA (3.2%)
    Argentine Republic
       (zero coupon), due 12/15/35          (a)          $6,969,323      482,277
       (zero coupon), due 12/15/35          (a)        ARS8,961,424      173,881
       4.005%, due 8/3/12                   (a)(f)       $2,030,000    1,811,024
       5.83%, due 12/31/33                             ARS3,207,847    1,312,848
       8.28%, due 12/31/33                               $2,557,754    2,281,517
                                                                      ----------
                                                                       6,061,547
                                                                      ----------
    BRAZIL (16.0%)
    Republic of Brazil
       7.125%, due 1/20/37                                1,050,000    1,034,250
&      8.00%, due 1/15/18                                 4,951,000    5,413,918
&      8.25%, due 1/20/34                                 3,000,000    3,321,000
       Series B
       8.875%, due 4/15/24                                1,475,000    1,697,725
       9.25%, due 10/22/10                                1,160,000    1,322,400
       9.375%, due 4/7/08                                 2,425,000    2,633,550
       10.125%, due 5/15/27                               1,500,000    1,943,250
       10.50%, due 7/14/14                                1,230,000    1,537,500
       11.00%, due 1/11/12                                2,500,000    3,093,750
&      11.00%, due 8/17/40                                2,765,000    3,570,997
       11.50%, due 3/12/08                                1,560,000    1,754,220
       12.25%, due 3/6/30                                 1,140,000    1,712,850
       14.50%, due 10/15/09                                 900,000    1,170,450
                                                                      ----------
                                                                      30,205,860
                                                                      ----------
    COLOMBIA (4.5%)
    Republic of Colombia
       8.125%, due 5/21/24                                1,650,000    1,831,500
       10.00%, due 1/23/12                                1,960,000    2,347,100
       10.375%, due 1/28/33                                 500,000      680,000
       10.50%, due 7/9/10                                 1,170,000    1,380,600
       11.75%, due 2/25/20                                  430,000      613,825
       12.00%, due 10/22/15                        COP3,151,000,000    1,669,599
                                                                      ----------
                                                                       8,522,624
                                                                      ----------
    COSTA RICA (0.3%)
    Republic of Costa Rica
       Series Reg S
       8.11%, due 2/1/12                                   $500,000      542,250
                                                                      ----------
    DOMINICAN REPUBLIC (0.7%)
    Dominican Republic
       9.04%, due 1/23/18                   (d)             641,319      691,021
       9.04%, due 1/23/18                                   534,411      578,500
                                                                      ----------
                                                                       1,269,521
                                                                      ----------
    ECUADOR (2.0%)
    Republic of Ecuador

       Series Reg S
       9.00%, due 8/15/30                                1,730,000     1,669,450
       10.00%, beginning 8/1/06
       Series Reg S
       12.00%, due 11/15/12                     (d)      1,055,000     1,086,650
       12.00%, due 11/15/12                                960,000       991,200
                                                                     -----------
                                                                       3,747,300
                                                                     -----------
    EGYPT (0.4%)
    Arab Republic of Egypt
       Series Reg S
       8.75%, due 7/11/11                                  610,000       719,800
                                                                     -----------
    EL SALVADOR (0.3%)
    Republic of El Salvador
       7.75%, due 1/24/23                       (d)        100,000       111,750
       Series Reg S
       7.75%, due 1/24/23                                  100,000       111,850
       8.25%, due 4/10/32                       (d)        250,000       283,125
                                                                     -----------
                                                                         506,725
                                                                     -----------
    GERMANY (2.0%)
    Aries Vermoegensverwaltungs
       9.60%, due 10/25/14                      (d)      2,250,000     2,880,000
       Series Reg S
       9.60%, due 10/25/14                                 750,000       960,075
                                                                     -----------
                                                                       3,840,075
                                                                     -----------
    INDONESIA (0.6%)
    Republic of Indonesia
       7.25%, due 4/20/15                       (d)        550,000       565,125
       Series Reg S
       7.25%, due 4/20/15                                  500,000       513,384
                                                                     -----------
                                                                       1,078,509
                                                                     -----------
    LEBANON (1.1%)
    Republic of Lebanon
       Series Reg S
       11.625%, due 5/11/16                              1,650,000     2,112,000
                                                                     -----------
    MEXICO (4.1%)
    United Mexican States
       7.50%, due 1/14/12                                  800,000       889,600
&      8.125%, due 12/30/19                              4,650,000     5,673,000
       10.00%, due 12/5/24                           MXN11,000,000     1,211,428
                                                                     -----------
                                                                       7,774,028
                                                                     -----------
    PANAMA (2.6%)
    Republic of Panama
       6.70%, due 1/26/36                                 $295,000       293,230
       7.125%, due 1/29/26                                 425,000       448,375
       8.875%, due 9/30/27                                 920,000     1,133,900
       9.375%, due 7/23/12                                 350,000       413,875
       9.375%, due 4/1/29                                1,635,000     2,117,325
       9.625%, due 2/8/11                                  462,000       542,850
                                                                     -----------
                                                                       4,949,555
                                                                     -----------
    PERU (2.3%)
    Republic of Peru
       7.35%, due 7/21/25                                  935,000       967,725
&      9.125%, due 2/21/12                               3,000,000     3,465,000
                                                                     -----------
                                                                       4,432,725
                                                                     -----------
    PHILIPPINES (6.0%)

    Republic of Philippines
       7.75%, due 1/14/31                                  700,000       690,375
       8.00%, due 1/15/16                                  650,000       684,125
       9.375%, due 1/18/17                                 830,000       953,462
&      9.50%, due 2/2/30                                 4,660,000     5,446,375
       9.875%, due 1/15/19                               1,670,000     1,985,213
       10.625%, due 3/16/25                     (e)      1,290,000     1,636,688
                                                                     -----------
                                                                      11,396,238
                                                                     -----------
    RUSSIA (8.1%)
    Russian Federation
       5.00%, due 3/31/30                       (d)         28,205        31,449
       7.50%, beginning 3/31/07
       Series Reg S
&      5.00%, due 3/31/30
       7.50%, beginning 3/31/07                          9,699,750    10,838,501
       Series Reg S
&      11.00%, due 7/24/18                               3,010,000     4,419,282
                                                                     -----------
                                                                      15,289,232
                                                                     -----------
    SOUTH AFRICA (0.6%)
    Republic of South Africa
       7.375%, due 4/25/12                                 950,000     1,052,125
                                                                     -----------
    TURKEY (6.8%)
    Republic of Turkey
       7.00%, due 6/5/20                                   300,000       303,000
       7.25%, due 3/15/15                                1,510,000     1,581,725
       7.375%, due 2/5/25                                2,980,000     3,069,400
       9.00%, due 6/30/11                                1,000,000     1,132,500
       9.875%, due 3/19/08                                 380,000       412,680
       11.00%, due 1/14/13                                 550,000       697,125
       11.75%, due 6/15/10                                 700,000       853,125
       11.875%, due 1/15/30                              1,160,000     1,773,350
       12.375%, due 6/15/09                              1,470,000     1,764,000
       15.00%, due 2/10/10                            TRY1,563,745     1,361,246
                                                                     -----------
                                                                      12,948,151
                                                                     -----------
    UKRAINE (0.9%)
    Ukraine Government
       6.875%, due 3/4/11                       (d)       $350,000       354,813
       7.65%, due 6/11/13                       (d)        900,000       955,125
       Series Reg S
       11.00%, due 3/15/07                                 306,062       315,733
                                                                     -----------
                                                                       1,625,671
                                                                     -----------
    URUGUAY (1.6%)
    Republic of Uruguay
       7.50%, due 3/15/15                                  960,000     1,008,000
       7.875%, due 1/15/33                      (g)      1,804,200     1,876,368
       9.25%, due 5/17/17                                  130,000       151,268
                                                                     -----------
                                                                       3,035,636
                                                                     -----------
    VENEZUELA (6.7%)
    Republic of Venezuela
       Series Reg S
       5.614%, due 4/20/11                      (a)        500,000       494,000
       Series Reg S
       7.00%, due 12/1/18                                1,000,000     1,005,000
       8.50%, due 10/8/14                                2,170,000     2,431,485
&      9.25%, due 9/15/27                                3,938,000     4,914,624
       9.375%, due 1/13/34                               2,215,000     2,768,750
       10.75%, due 9/19/13                                 680,000       846,600
       13.625%, due 8/15/18                                200,000       307,000
                                                                     -----------

                                                                      12,767,459
                                                                     -----------
    Total Governments & Federal Agencies
       (Cost $114,491,127)                                           134,017,656
                                                                     -----------
    LOAN PARTICIPATIONS (0.1%)
    ALGERIA (0.1%)
    Republic of Algeria
       Tranche 1
       2.813%, due 9/4/06                          (a)      38,462        38,365
       Tranche 3
       4.813%, due 3/4/10                          (a)     150,000       149,250
                                                                     -----------
                                                                         187,615
    MOROCCO (0.0%)                                  @                -----------
    Kingdom of Morocco
       Tranche A
       2.563%, due 1/1/09                          (a)      64,750        64,669
                                                                     -----------
    Total Loan Participations
       (Cost $237,851)                                                   252,284
    YANKEE BOND (0.5%)                             (h)               -----------
    ARGENTINA (0.5%)
    YPF Sociedad Anonima
       9.125%, due 2/24/09                                 880,000       950,400
    Total Yankee Bond                                                -----------
       (Cost $856,344)                                                   950,400
                                                                     -----------
    Total Long-Term Bonds
       (Cost $156,954,193)                                           179,084,471
                                                                     -----------

                                                           PRINCIPAL
                                                            AMOUNT
                                                          ----------
    SHORT-TERM INVESTMENTS (5.7%)
    CERTIFICATES OF DEPOSITS (0.0%)                 @
    Skandinaviska Enskilda Banken AB
       4.52%, due 2/22/06                          (a)(i)    $84,465      84,465
                                                                       ---------
    Total Certificate of Deposit
       (Cost $84,465)                                                     84,465
    COMMERCIAL PAPER (3.3%)                                            ---------
    Compass Securitization
       4.517%, due 2/22/06                         (i)        60,332      60,332
    Den Danske Bank
       4.409%, due 2/6/06                          (i)        89,997      89,997
    Goldman Sachs Group, Inc.
       4.43%, due 2/1/06                                   5,000,000   5,000,000
    Fairway Finance
       4.449%, due 2/21/06                         (i)        83,960      83,960
    Falcon Asset Securitization Corp.
       4.441%, due 3/9/06                          (i)        54,023      54,023
    Greyhawk Funding
       4.397%, due 2/13/06                         (i)        48,266      48,266
    Liberty Street
       4.527%, due 3/15/06                         (i)        36,199      36,199
    Park Avenue Receivables Corp.
       4.506%, due 2/23/06                         (i)        72,398      72,398
    Prefco Enterprises, Inc.
       4.518%, due 2/27/06                         (i)        42,232      42,232
    Ranger Funding LLC

       4.523%, due 3/7/06                        (i)       42,836         42,836
    UBS Finance Delaware LLC
       4.47%, due 2/1/06                                  540,000        540,000
    Yorktown Capital LLC
       4.358%, due 2/2/06                        (i)      120,431        120,431
    Total Commercial Paper
                                                                       ---------
       (Cost $6,190,674)                                               6,190,674
                                                                       ---------

                                                          SHARES
                                                        ---------
    INVESTMENT COMPANIES (1.6%)
    BGI Institutional Money Market Fund          (i)      499,632        499,632
    Merrill Lynch Funds - Premier
       Institutional Money Market Fund                  2,427,478      2,427,478
    Total Investment Companies
                                                                       ---------
       (Cost $2,927,110)                                               2,927,110
                                                                       ---------

                                                        PRINCIPAL
                                                          AMOUNT
                                                        ---------
    REPURCHASE AGREEMENT (0.0%)                   @
    Morgan Stanley & Co.
       4.605%, dated 1/31/06
       due 2/1/06 Proceeds at Maturity $36,204
       (Collateralized by various bonds with a
       Principal Amount of $37,116
       and Market Value of $37,160)              (i)      $36,199         36,199
    Total Repurchase Agreement
                                                                    ------------
       (Cost $36,199)                                                     36,199
                                                                    ------------
    TIME DEPOSITS (0.8%)
    Abbey National PLC
       4.40%, due 3/1/06                         (i)      132,731        132,731
    Bank of America
       4.52%, due 3/27/06                        (a)(i)   120,664        120,664
    Bank of Nova Scotia
       4.50%, due 3/24/06                        (i)       96,531         96,531
    Barclays
       4.425%, due 3/6/06                        (i)      120,664        120,664
    Credit Suisse First Boston Corp.
       4.50%, due 3/24/06                        (i)       84,465         84,465
    Deutsche Bank
       4.29%, due 2/1/06                         (i)      108,598        108,598
    Dexia Group
       4.52%, due 3/27/06                        (i)       96,531         96,531
    First Tennessee National Corp.
       4.39%, due 2/13/06                        (i)      120,664        120,664
    Fortis Bank
       4.35%, due 2/8/06                         (i)      120,664        120,664
       4.50%, due 2/28/06                        (i)      120,664        120,664
    National Australia Bank
       4.46%, due 2/1/06                         (i)      120,664        120,664
    Societe Generale
       4.50%, due 2/6/06                         (i)      132,731        132,731
    Wells Fargo & Co.
       4.50%, due 3/20/06                        (i)      108,598        108,598
    Total Time Deposits
                                                                    ------------
       (Cost $1,484,169)                                               1,484,169
                                                                    ------------
    Total Short-Term Investments
       (Cost $10,722,617)                                             10,722,617
                                                                    ------------
    Total Investments
      (Cost $167,676,810)                        (j)        100.4%   189,807,088 (k)
    Liabilities in Excess of

    Cash and Other Assets                                    (0.4)     (728,703)
                                                             -----  ------------
    Net Assets                                              100.0%  $189,078,385
                                                            =====   ============


+    Percentages indicated are based on Fund net assets.

@    Less than one tenth of a percent.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Floating rate. Rate shown is the rate in effect at January 31, 2006.

(b)  Brady bond - U.S. dollar-denominated bonds of developing countries.

(c) FLIRB (Floating Loaded Interest Rate Bond) carries a fixed, below market interest rate which rises incrementally over the initial 5 to 7 years of the life of the bond, and is then replaced by a floating rate coupon for the remaining life of the bond.

(d)  May be sold to institutional investors only.

(e)  Represents security, or a portion thereof, which is out on loan.

(f) Fair valued security. The total market value of these securities at January 31, 2006 is $1,811,024, which reflects 1.0% of the Fund's net assets.

(g) CIK ("Cash in Kind") - Interest payment is made with cash or additional securities.

(h) Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.

(i) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(j)  The cost for federal income tax purposes is $167,990,752.

(k) At January 31, 2006 net unrealized appreciation for securities was $21,816,336, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $22,022,269 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $205,933.

The following abbreviations are used in the above portfolio:

ARS - Argentinian Peso
COP - Colombian Peso
Y   - Japanese Yen
MXN - Mexican Peso
TRY - New Turkish Lira

Foreign currency forward contracts open at January 31, 2006:

                                                         CONTRACT        CONTRACT      UNREALIZED
                                                          AMOUNT          AMOUNT      APPRECIATION/
FOREIGN CURRENCY BUY CONTRACTS                           PURCHASED         SOLD      (DEPRECIATION)
------------------------------                       ----------------   ----------   --------------
Brazilian Real vs. U.S. Dollar, expiring 3/9/06          BRL1,974,400     $800,000       $84,444
Indonesian Rupiah vs. U.S. Dollar, expiring 3/7/06   IDR9,090,000,000      900,000        70,117
Korean Won vs. U.S. Dollar, expiring 4/19/06           KRW914,887,500      930,000        19,629
Philippine Peso vs. U.S. Dollar, expiring 6/16/06       PHP48,402,000      900,000        21,414
Turkish Lira vs. U.S. Dollar, expiring 3/14/06           TRY1,404,500    1,000,000        52,975

                                                       CONTRACT          CONTRACT
                                                        AMOUNT            AMOUNT
FOREIGN CURRENCY SALE CONTRACTS                          SOLD           PURCHASED
-------------------------------                      ------------       ---------
Turkish Lira vs. U.S. Dollar, expiring 3/14/06       TRY1,404,500        $998,578        (54,397)
                                                                                        ---------
Net Unrealized appreciation on foreign currency
   forward contracts                                                                    $194,182
                                                                                        ---------

MAINSTAY GOVERNMENT FUND
PORTFOLIO OF INVESTMENTS                            January 31, 2006 (unaudited)

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
    LONG-TERM BONDS (99.8%)                     +
    ASSET-BACKED SECURITIES (4.3%)
    CONSUMER FINANCE (1.1%)
    Harley-Davidson Motorcycle Trust
       Series 2002-1, Class A2
       4.50%, due 1/15/10                             $ 3,178,053   $  3,172,566
    Volkswagen Auto Loan Enhanced Trust
       Series 2003-2, Class A3
       2.27%, due 10/22/07                                864,657        858,469
                                                                    ------------
                                                                       4,031,035
                                                                    ------------
    CONSUMER LOANS (0.7%)
    Atlantic City Electric Transition
       Funding LLC
       Series 2002-1, Class A4
       5.55%, due 10/20/23                              2,275,000      2,348,597
                                                                    ------------
    DIVERSIFIED FINANCIAL SERVICES (2.4%)
    Capital One Master Trust
       Series 2001-5, Class A
       5.30%, due 6/15/09                               1,620,000      1,622,604
    Massachusetts RRB Special Purpose
       Trust
       Series 2001-1, Class A
       6.53%, due 6/1/15                                6,374,595      6,733,094
                                                                    ------------
                                                                       8,355,698
                                                                    ------------
    THRIFTS & MORTGAGE FINANCE (0.1%)
    Vanderbilt Mortgage Finance
       Series 1999-B, Class 1A4
       6.545%, due 4/7/18                                 242,726        242,978
                                                                    ------------
    Total Asset-Backed Securities
       (Cost $14,603,360)                                             14,978,308
                                                                    ------------
    CORPORATE BONDS (1.5%)
    ELECTRIC (0.6%)
    Kiowa Power Partners LLC
      Series B
      5.737%, due 3/30/21                       (a)     2,000,000      1,938,520
                                                                    ------------
    INSURANCE (0.5%)
    Fund American Cos., Inc.
      5.875%, due 5/15/13                               1,780,000      1,781,084
                                                                    ------------
    MEDIA (0.4%)
    TCI Communications, Inc.
      8.75%, due 8/1/15                                 1,075,000      1,287,491
                                                                    ------------

    Total Corporate Bonds
       (Cost $5,160,435)                                               5,007,095
                                                                    ------------

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
    MORTGAGE-BACKED SECURITIES (2.5%)
    COMMERCIAL MORTGAGE LOANS
       (COLLATERALIZED MORTGAGE
       OBLIGATIONS) (2.5%)
    Banc of America Commercial Mortgage,
       Inc.
       Series 2005-5, Class A2
       5.001%, due 10/10/45                             2,060,000      2,042,846
    Citigroup Commercial Mortgage Trust
       Series 2005-EMG, Class A1
       4.154%, due 9/20/51                     (a)      2,162,226      2,122,219
       Series 2004-C2, Class A5
       4.733%, due 10/15/41                             2,000,000      1,928,296
    GS Mortgage Securities Corp. II
       Series 2001-ROCK, Class A1
       6.22%, due 5/3/18                       (a)      2,585,763      2,662,237
                                                                    ------------
    Total Mortgage-Backed Securities
       (Cost $8,944,031)                                               8,755,598
                                                                    ------------
    MUNICIPAL BOND (0.5%)
    TEXAS (0.5%)
    Harris County Texas Industrial
       Development Corp.
       Solid Waste Deer Park
       5.683%, due 3/1/23                      (b)      1,720,000      1,745,680
                                                                    ------------
    Total Municipal Bond
       (Cost $1,750,075)                                               1,745,680
                                                                    ------------
    U.S. GOVERNMENT & FEDERAL AGENCIES (91.0%)
    FANNIE MAE GRANTOR TRUST
       (COLLATERALIZED MORTGAGE
       OBLIGATIONS) (3.1%)
       Series 2003-T1, Class B
       4.491%, due 11/25/12                             3,865,000      3,762,505
       Series 1998-M6, Class A2
       6.32%, due 8/15/08                               6,682,400      6,840,386
                                                                    ------------
                                                                      10,602,891
                                                                    ------------
    FEDERAL HOME LOAN MORTGAGE
       CORPORATION (5.2%)
       4.75%, due 11/17/15                             1,615,000      1,595,203

       5.00%, due 3/1/36                          TBA (c)       5,645,000      5,443,897
&      5.25%, due 11/5/12                                      10,900,000     10,733,219
                                                                            ------------
                                                                              17,772,319
    FEDERAL HOME LOAN MORTGAGE CORPORATION
       (COLLATERALIZED MORTGAGE
       OBLIGATIONS) (0.1%)
       Series 231, Class IO
       5.50%, due 8/1/35                                        1,544,936        369,061
                                                                            ------------
    FEDERAL HOME LOAN MORTGAGE
       CORPORATION (MORTGAGE PASS-THROUGH
       SECURITIES) (7.3%)
       3.00%, due 8/1/10                              (d)       5,264,174      4,975,391
       5.00%, due 6/1/33                              (d)       6,659,512      6,455,135
       5.00%, due 8/1/33                              (d)       4,741,095      4,595,032
       5.50%, due 11/1/35                             (d)       2,568,506      2,543,451
       5.50%, due 2/1/36                          TBA (c)       6,880,000      6,809,053
                                                                            ------------
                                                                              25,378,062
                                                                            ------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (24.1%)
       2.80%, due 3/1/19
&      6.90%, beginning 3/1/06                        (d)       1,750,000      1,746,614
       4.00%, due 9/2/08                              (e)      31,405,000     30,733,906
       4.375%, due 7/17/13                                      5,140,000      4,947,851
       5.25%, due 1/15/09                             (d)       5,700,000      5,774,322
       5.25%, due 8/1/12                              (d)       3,805,000      3,831,015
       5.50%, due 5/2/06                              (d)       1,775,000      1,778,578
       6.25%, due 2/1/11                              (d)       1,875,000      1,974,173
&      6.625%, due 9/15/09                            (d)      16,975,000     17,994,043
&      6.625%, due 11/15/30                           (d)      11,895,000     14,468,281
                                                                            ------------
                                                                              83,248,783
                                                                            ------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION
       (COLLATERALIZED MORTGAGE
       OBLIGATIONS) (0.1%)
       Series 360, Class 2
       5.00%, due 8/1/35                                        1,821,876        439,888
                                                                            ------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION
        (MORTGAGE PASS-THROUGH SECURITIES)(41.2%)

        3.347%, due 4/1/34                            (b)(d)    4,938,355      4,875,246
&       4.50%, due 7/1/18                             (d)      19,719,355     19,196,312
&       4.50%, due 11/1/18                            (d)      11,645,177     11,336,296
        5.00%, due 9/1/17                             (d)       7,708,760      7,633,223
        5.00%, due 2/1/36                         TBA (c)      10,405,000     10,050,585
        5.50%, due 1/1/17                             (d)         554,988        558,833
&       5.50%, due 2/1/17                             (d)      12,749,423     12,839,506
&       5.50%, due 2/1/21                         TBA (c)      19,180,000     19,293,891
&       5.50%, due 6/1/33                             (d)      13,653,967     13,536,974
        5.50%, due 11/1/33                            (d)       6,222,294      6,168,979
        5.50%, due 12/1/33                            (d)       6,798,311      6,740,061
        6.00%, due 12/1/16                            (d)       1,284,073      1,312,565
        6.00%, due 11/1/32                            (d)       3,412,328      3,452,619
        6.00%, due 1/1/33                             (d)       2,327,948      2,354,803
        6.00%, due 3/1/33                             (d)       3,153,515      3,187,788
        6.00%, due 9/1/34                             (d)         688,501        695,642
        6.00%, due 9/1/35                             (d)       5,771,023      5,831,701
        6.00%, due 10/1/35                            (d)       1,531,333      1,546,918
&       6.00%, due 2/1/36                         TBA (c)      10,195,000     10,293,769
        6.50%, due 10/1/31                            (d)       1,688,068      1,734,188
                                                                            ------------
                                                                             142,639,899
                                                                            ------------
    GOVERNMENT NATIONAL MORTGAGE
       ASSOCIATION (MORTGAGE PASS-THROUGH
       SECURITIES) (2.6%)
       6.00%, due 8/15/32                             (d)       2,978,208      3,056,365
       6.00%, due 12/15/32                            (d)       2,122,280      2,178,287
       6.50%, due 8/15/28                             (d)       1,010,094      1,059,173
       6.50%, due 4/15/31                             (d)       2,598,777      2,722,869
                                                                            ------------
                                                                               9,016,694
                                                                            ------------
    HVIDE VAN OMMEREN TANKERS LLC (1.8%)
       Series II

       7.54%, due 12/14/23                    (f)      5,712,000      5,930,884
                                                                   ------------
    OVERSEAS PRIVATE INVESTMENT CORP.
       (1.1%)
       5.142%, due 12/15/23                   (f)      3,700,000      3,754,094
                                                                   ------------
    TENNESSEE VALLEY AUTHORITY (1.5%)
       4.65%, due 6/15/35                              5,605,000      5,250,332
                                                                   ------------
    UNITED STATES TREASURY BONDS (1.7%)
       6.25%, due 8/15/23                     (d)        515,000        606,252
       6.875%, due 8/15/25                    (d)      1,410,000      1,789,102
       8.75%, due 8/15/20                     (e)      2,355,000      3,343,733
                                                                   ------------
                                                                      5,739,087
                                                                   ------------
    UNITED STATES TREASURY NOTE (1.2%)
       2.00%, due 7/15/14 T.I.P.              (g)      4,194,280      4,201,654
                                                                   ------------
    Total U.S. Government & Federal
       Agencies
       (Cost $316,716,628)                                          314,343,648
                                                                   ------------
    Total Long-Term Bonds
       (Cost $347,174,529)                                          344,830,329
                                                                   ------------

                                                      PRINCIPAL
                                                        AMOUNT
                                                     -----------
    SHORT-TERM INVESTMENTS (21.3%)
    CERTIFICATE OF DEPOSIT (0.2%)
    Skandinaviska Enskilda Banken AB
       4.52%, due 2/22/06                     (b)(h)     671,708        671,708
                                                                   ------------
    Total Certificate of Deposit
       (Cost $671,708)                                                  671,708
                                                                   ------------
    COMMERCIAL PAPER (1.5%)
    Compass Securitization
       4.517%, due 2/22/06                    (h)        479,792        479,792
    Den Danske Bank
       4.409%, due 2/6/06                     (h)        715,700        715,700
    Fairway Finance
       4.449%, due 2/21/06                    (h)        667,693        667,693
    Falcon Asset Securitization Corp.
       4.441%, due 3/9/06                     (h)        429,623        429,623
    Greyhawk Funding
       4.397%, due 2/13/06                    (h)        383,833        383,833
    Liberty Street
       4.527%, due 3/15/06                    (h)        287,875        287,875
    Park Avenue Receivables Corp.
       4.506%, due 2/23/06                    (h)        575,750        575,750
    Prefco Enterprises, Inc.
       4.518%, due 2/27/06                    (h)        335,854        335,854
    Ranger Funding LLC
       4.523%, due 3/7/06                     (h)        340,652        340,652
    Yorktown Capital LLC
       4.358%, due 2/2/06                     (h)        957,728        957,728
                                                                   ------------
    Total Commercial Paper
       (Cost $5,174,500)                                              5,174,500
                                                                   ------------

    FEDERAL AGENCIES (14.9%)
    Federal Home Loan Bank
       (Discount Notes)
       4.18%, due 2/3/06                      (d)      5,595,000      5,593,701
       4.23%, due 2/8/06                      (d)      8,730,000      8,722,820
       4.25%, due 2/2/06                      (d)      7,560,000      7,559,108
       4.26%, due 2/10/06                     (d)      6,350,000      6,343,237
       4.37%, due 2/21/06                     (d)        390,000        389,053
       4.38%, due 2/22/06                     (d)      6,030,000      6,014,593
       4.38%, due 2/6/06                      (d)      7,000,000      6,995,742
                                                                   ------------
                                                                     41,618,254
                                                                   ------------
    Federal National Mortgage
       Association
       (Discount Notes)
       4.19%, due 2/1/06                      (d)     10,000,000     10,000,000
    Total Federal Agencies                                         ------------
       (Cost $51,618,254)                                            51,618,254
                                                                   ------------

                                                        SHARES
                                                     -----------
    INVESTMENT COMPANY (1.2%)
    BGI Institutional Money Market Fund       (h)      3,973,331      3,973,331
                                                                   ------------
    Total Investment Company
       (Cost $3,973,331)                                              3,973,331
                                                                   ------------

                                                      PRINCIPAL
                                                        AMOUNT
                                                     -----------
    REPURCHASE AGREEMENT (0.1%)
    Morgan Stanley & Co.
      4.605%, dated 1/31/06
      due 2/1/06 Proceeds at Maturity $287,912
      (Collateralized by various bonds with a
      Principal Amount of $295,164
      and Market Value of $295,517)           (h)       $287,875        287,875
                                                                   ------------
    Total Repurchase Agreement
       (Cost $287,875)                                                  287,875
                                                                   ------------
    TIME DEPOSITS (3.4%)
    Abbey National PLC
       4.40%, due 3/1/06                      (h)      1,055,541      1,055,541
    Bank of America
       4.52%, due 3/27/06                     (b)(h)     959,583        959,583
    Bank of Nova Scotia
       4.50%, due 3/24/06                     (h)        767,666        767,666
    Barclays
       4.425%, due 3/6/06                     (h)        959,583        959,583
    Credit Suisse First Boston Corp.
       4.50%, due 3/24/06                     (h)        671,708        671,708
    Deutsche Bank
       4.29%, due 2/1/06                      (h)        863,625        863,625
    Dexia Group
       4.52%, due 3/27/06                     (h)        767,666        767,666
    First Tennessee National Corp.
       4.39%, due 2/13/06                     (h)        959,583        959,583
    Fortis Bank
       4.35%, due 2/8/06                      (h)        959,583        959,583

       4.50%, due 2/28/06                     (h)        959,583        959,583
    National Australia Bank
       4.46%, due 2/1/06                      (h)        959,583        959,583
    Societe Generale
       4.50%, due 2/6/06                      (h)      1,055,541      1,055,541
    Wells Fargo & Co.
       4.50%, due 3/20/06                     (h)        863,625        863,625
                                                                   ------------
    Total Time Deposits
       (Cost $11,802,870)                                            11,802,870
                                                                   ------------

    Total Short-Term Investments
       (Cost $73,528,538)                                            73,528,538
                                                                   ------------
    Total Investments
       (Cost $420,703,067)                    (i)          121.1%   418,358,867 (j)
    Liabilities in Excess of
       Cash and Other Assets                               (21.1)   (72,814,591)
                                                     -----------   ------------
    Net Assets                                             100.0%  $345,544,276
                                                     ===========   ============

+    Percentages indicated are based on Fund net assets.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  May be sold to institutional investors only.

(b)  Floating rate. Rate shown is the rate in effect at January 31, 2006.

(c) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at January 31, 2006 is $51,891,195.

(d)  Segregated as collateral for TBAs.

(e)  Represents security, or a portion thereof, which is out on loan.

(f)  United States Government Guaranteed Security.

(g) Treasury Inflation Indexed Security-Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.

(h) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(i)  The cost for federal income tax purposes is $420,761,776.

(j) At January 31, 2006, net unrealized depreciation was $2,402,909 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized depreciation for all investments on which there was an excess of market value over cost of $1,918,036 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $4,320,945.

MainStay High Yield Corporate Bond Fund
PORTFOLIO OF INVESTMENTS                            January 31, 2006 (unaudited)

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
    LONG-TERM BONDS (81.5%)                   +
    ASSET-BACKED SECURITIES (1.0%)
    ELECTRIC (0.9%)
    AES Eastern Energy, L.P.
       Series 1999-A
       9.00%, due 1/2/17                               $17,700,963   $19,957,836
       Series 1999-B
       9.67%, due 1/2/29                                16,820,000    20,856,800
                                                                     -----------
                                                                      40,814,636
                                                                     -----------
    ENTERTAINMENT (0.1%)
    United Artists Theatre Circuit, Inc.
       Series 1995-A
       9.30%, due 7/1/15                                 2,708,395     2,681,311
                                                                     -----------
    Total Asset-Backed Securities
       (Cost $36,528,342)                                             43,495,947
                                                                     -----------
    CONVERTIBLE BONDS (4.3%)
    AIRLINES (0.1%)
    Delta Air Lines, Inc.
       8.00%, due 6/3/23                     (a)(b)     11,530,000     2,796,025
                                                                     -----------
    HEALTH CARE-SERVICES (1.2%)
    Laboratory Corp. of America Holdings
       (zero coupon), due 9/11/21                       43,980,000    35,788,725
    Lincare Holdings, Inc.
       3.00%, due 6/15/33                    (a)         5,400,000     5,467,500
       3.00%, due 6/15/33                    (c)        13,390,000    13,557,375
                                                                     -----------
                                                                      54,813,600
                                                                     -----------
    INSURANCE (0.2%)
    Conseco, Inc.
       3.50%, due 9/30/35
       (zero coupon), beginning 10/01/10     (a)(c)      9,680,000    10,732,700
                                                                     -----------
    INTERNET (0.2%)
    At Home Corp.
       4.75%, due 12/15/06                   (b)(e)(f)  61,533,853         6,153
    Riverstone Networks, Inc.
       3.75%, due 12/1/06                    (a)(b)(c)   8,430,000     7,924,200
                                                                     -----------
                                                                       7,930,353
                                                                     -----------
    MEDIA (0.5%)
    Adelphia Communications Corp.
       6.00%, due 2/15/06                    (b)        12,365,000       370,950
    UnitedGlobalCom, Inc.
       1.75%, due 4/15/24                    (a)        20,480,000    22,210,998
                                                                     -----------
                                                                      22,581,948
                                                                     -----------
    SEMICONDUCTORS (0.2%)
    LSI Logic Corp.
       4.00%, due 11/1/06                                6,725,000     6,691,375
                                                                     -----------
    TELECOMMUNICATIONS (1.9%)
    CIENA Corp.
       3.75%, due 2/1/08                                41,105,000    38,741,462
    Lucent Technologies, Inc.
       8.00%, due 8/1/31                     (c)        12,800,000    12,992,000

    Nortel Networks Corp.
       4.25%, due 9/1/08                                33,670,000    31,944,412
                                                                     -----------
                                                                      83,677,874
                                                                     -----------
    Total Convertible Bonds
       (Cost $198,593,042)                                           189,223,875
                                                                     -----------
    CORPORATE BONDS (62.0%)
    ADVERTISING (0.6%)
    R.H. Donnelley, Inc.
       10.875%, due 12/15/12                             7,810,000     8,786,250
    Vertis, Inc.
       9.75%, due 4/1/09                                17,690,000    18,309,150
                                                                     -----------
                                                                      27,095,400
                                                                     -----------
    AEROSPACE & DEFENSE (0.6%)
    BE Aerospace, Inc.
       8.50%, due 10/1/10                                1,965,000     2,117,287
       8.875%, due 5/1/11                                1,405,000     1,477,006
    Sequa Corp.
       8.875%, due 4/1/08                                5,580,000     5,914,800
       9.00%, due 8/1/09                                14,815,000    16,074,275
                                                                     -----------
                                                                      25,583,368
                                                                     -----------
    AIRLINES (1.0%)
    Delta Air Lines, Inc.
       8.30%, due 12/15/29                   (b)        50,361,000    12,149,591
       Series B
       9.25%, due 12/27/07                   (b)         5,175,000     1,216,125
       9.25%, due 3/15/22                    (b)         9,000,000     2,148,750
       9.75%, due 5/15/21                    (b)         2,115,000       504,956
       10.00%, due 8/15/08                   (b)         7,040,000     1,663,200
       10.375%, due 2/1/11                   (b)         3,895,000       915,325
       10.375%, due 12/15/22                 (b)        13,960,000     3,332,950
    Northwest Airlines, Inc.
       7.875%, due 3/15/08                   (b)         1,790,000       671,250
       8.70%, due 3/15/07                    (b)           445,000       166,875
       8.97%, due 7/2/16                     (b)         1,725,305       405,447
       9.875%, due 3/15/07                   (b)        29,140,000    10,927,500
       10.00%, due 2/1/09                    (b)        27,301,500     9,828,540
                                                                     -----------
                                                                      43,930,509
                                                                     -----------
    AUTO PARTS & EQUIPMENT (2.2%)
    Collins & Aikman Products Co.
       10.75%, due 12/31/11                  (b)         6,430,000     1,896,850
       12.875%, due 8/15/12                  (a)(b)     33,645,000     2,186,925
    Dana Corp.
       6.50%, due 3/15/08                                1,220,000       994,300
       7.00%, due 3/1/29                     (c)         4,685,000     3,220,937
       9.00%, due 8/15/11                    (c)         8,355,000     6,266,250
    Goodyear Tire & Rubber Co. (The)
       6.375%, due 3/15/08                   (c)         5,845,000     5,771,937
       6.625%, due 12/1/06                               7,469,000     7,469,000
       8.50%, due 3/15/07                    (c)         4,605,000     4,685,587
&      11.25%, due 3/1/11                               40,235,000    44,962,612
    Tenneco Automotive, Inc.
       8.625%, due 11/15/14                  (c)        11,285,000    11,341,425
       10.25%, due 7/15/13                               7,625,000     8,540,000
                                                                     -----------
                                                                      97,335,823
                                                                     -----------
    BANKS (0.3%)
    Fremont General Corp.
       Series B
       7.875%, due 3/17/09                              13,080,000    13,080,000
                                                                     -----------
    BUILDING MATERIALS (1.3%)
    Compression Polymers Corp.
       10.50%, due 7/1/13                    (a)        13,620,000    13,449,750

    Dayton Superior Corp.
       10.75%, due 9/15/08                              18,355,000    18,079,675
    Goodman Global Holding Co., Inc.
       7.491%, due 6/15/12                     (a)(g)    3,710,000     3,723,912
    Interline Brands, Inc.
       11.50%, due 5/15/11                               6,734,000     7,474,740
    MMI Products, Inc.
       Series B
       11.25%, due 4/15/07                               6,965,000     6,477,450
    Panolam Industries International, Inc.
      10.75%, due 10/1/13                      (a)(c)   10,630,000    10,071,925
                                                                     -----------
                                                                      59,277,452
                                                                     -----------
    CHEMICALS (2.7%)
    Crompton Corp.
       9.875%, due 8/1/12                               12,740,000    14,364,350
    Equistar Chemicals, L.P.
       7.55%, due 2/15/26                               11,985,000    11,385,750
       10.125%, due 9/1/08                               8,097,000     8,825,730
       10.625%, due 5/1/11                              12,905,000    14,195,500
    Lyondell Chemical Co.
       9.50%, due 12/15/08                     (c)       4,692,000     4,920,735
       10.50%, due 6/1/13                               14,310,000    16,134,525
    Millennium America, Inc.
       7.625%, due 11/15/26                              8,115,000     7,749,825
    Terra Capital, Inc.
       12.875%, due 10/15/08                            33,760,000    38,824,000
                                                                     -----------
                                                                     116,400,415
                                                                     -----------
    COMMERCIAL SERVICES (3.2%)
    American Color Graphics, Inc.
       10.00%, due 6/15/10                               4,745,000     3,440,125
    Cardtronics, Inc.
       9.25%, due 8/15/13                      (a)       7,185,000     7,202,962
    Chemed Corp.
       8.75%, due 2/24/11                               11,290,000    12,009,737
    El Comandante Capital Corp.
       11.75%, due 12/15/06                    (b)      17,186,051    18,088,319
    Great Lakes Dredge & Dock Corp.
       7.75%, due 12/15/13                     (c)       9,240,000     8,235,150
    Language Line, Inc.
       11.125%, due 6/15/12                    (c)       8,695,000     7,825,500
    Phoenix Color Corp.
       11.00%, due 2/1/09                                7,935,000     7,458,900
    Protection One Alarm Monitoring,
       Inc.
       Series B
       8.125%, due 1/15/09                               5,470,000     5,251,200
    Quintiles Transnational Corp.
       10.00%, due 10/1/13                              31,635,000    35,114,850
    Rent-Way, Inc.
       11.875%, due 6/15/10                              9,210,000     9,716,550
    Vertrue, Inc.
       9.25%, due 4/1/14                                12,670,000    13,050,100
    Williams Scotsman, Inc.
       8.50%, due 10/1/15                               12,260,000    12,689,100
                                                                     -----------
                                                                     140,082,493
                                                                     -----------
    COMPUTERS (1.7%)
    Activant Solutions, Inc.
       10.53%, due 4/1/10                      (a)(g)    7,305,000     7,451,100
    SunGard Data Systems, Inc.
       4.875%, due 1/15/14                              10,695,000     9,304,650
       8.525%, due 8/15/13                     (a)(g)    7,020,000     7,283,250
       9.125%, due 8/15/13                     (a)      19,335,000    20,108,400
       10.25%, due 8/15/15                     (a)      29,075,000    29,220,375
                                                                     -----------
                                                                      73,367,775
                                                                     -----------
    CONSTRUCTION & ENGINEERING (0.1%)
    Amsted Industries, Inc.
       10.25%, due 10/15/11                    (a)       3,200,000     3,440,000
                                                                     -----------

    DISTRIBUTION & WHOLESALE (0.2%)
    Intcomex, Inc.
       11.75%, due 1/15/11                 (a)         8,395,000     8,185,125
                                                                   -----------
    DIVERSIFIED FINANCIAL SERVICES (9.4%)
    Alamosa Delaware, Inc.
       11.00%, due 7/31/10                            13,335,000    14,935,200
    American Real Estate Partners, L.P.
       8.125%, due 6/1/12                             23,940,000    25,017,300
    American Real Estate Partners,
       LP/American Real Estate Finance
       Corp.
       7.125%, due 2/15/13                            21,155,000    21,419,437
&   Cedar Brakes I LLC
       9.875%, due 9/1/13                  (a)        35,467,402    40,215,069
    Dollar Financial Group, Inc.
       9.75%, due 11/15/11                            14,200,000    14,679,250
    Galaxy Entertainment Finance Co., Ltd.
       9.875%, due 12/15/12                (a)(c)     17,400,000    17,835,000
    General Motors Acceptance Corp.
       5.625%, due 5/15/09                             8,795,000     8,240,361
       6.15%, due 4/5/07                               8,270,000     8,102,036
       6.75%, due 12/1/14                  (c)        20,465,000    19,395,581
&      8.00%, due 11/1/31                  (c)        89,265,000    91,017,450
    LaBranche & Co., Inc.
       9.50%, due 5/15/09                             11,720,000    12,481,800
       11.00%, due 5/15/12                            15,820,000    17,560,200
    Rainbow National Services LLC
       8.75%, due 9/1/12                   (a)        10,205,000    10,932,106
       10.375%, due 9/1/14                 (a)        35,590,000    39,860,800
    Telcordia Technologies, Inc.
       10.00%, due 3/15/13                 (a)        19,310,000    17,668,650
    Ucar Finance, Inc.
       10.25%, due 2/15/12                            20,290,000    21,634,212
    UGS Corp.
       10.00%, due 6/1/12                              8,270,000     9,097,000
    Vanguard Health Holding Co. I LLC
       (zero coupon), due 10/1/15                     11,070,000     8,081,100
       11.25%, beginning 10/1/09
    Vanguard Health Holding Co. II LLC
       9.00%, due 10/1/14                             15,350,000    16,194,250
                                                                   -----------
                                                                   414,366,802
                                                                   -----------
    ELECTRIC (3.8%)
    AES Corp. (The)
       9.00%, due 5/15/15                  (a)        28,070,000    30,736,650
    Calpine Corp.
&      8.50%, due 7/15/10                  (a)(b)(c)  70,400,000    62,920,000
       9.875%, due 12/1/11                 (a)(b)     10,730,000     9,496,050
    NRG Energy, Inc.
       7.25%, due 2/1/14                              10,200,000    10,340,250
       7.375%, due 2/1/16                             18,935,000    19,266,362
       8.00%, due 12/15/13                            17,679,000    19,712,085
    PSE&G Energy Holdings LLC
       8.625%, due 2/15/08                            13,674,000    14,391,885
    Western Resources, Inc.
       7.125%, due 8/1/09                                 50,000        52,307
                                                                   -----------
                                                                   166,915,589
                                                                   -----------
    ELECTRICAL COMPONENTS & EQUIPMENT
       (0.1%)
    Spectrum Brands, Inc.
       8.50%, due 10/1/13                              4,565,000     3,914,488
                                                                   -----------
    ELECTRONICS (0.2%)
    Dresser, Inc.
       9.375%, due 4/15/11                               974,000     1,025,135
    Fisher Scientific International, Inc.
       6.125%, due 7/1/15                  (a)         9,505,000     9,516,881
                                                                   -----------
                                                                    10,542,016
                                                                   -----------
    ENERGY - ALTERNATE SOURCES (0.0%)       @

    Salton Sea Funding
       Series E
       8.30%, due 5/30/11                                   21,381        23,046
                                                                     -----------
    ENTERTAINMENT (1.6%)
    Gaylord Entertainment Co.
       8.00%, due 11/15/13                               4,475,000     4,654,000
    Isle of Capri Casinos, Inc.
       9.00%, due 3/15/12                                2,550,000     2,703,000
    Jacobs Entertainment Co.
       11.875%, due 2/1/09                              15,620,000    16,557,200
    Mohegan Tribal Gaming Authority
       6.375%, due 7/15/09                               3,650,000     3,686,500
       7.125%, due 8/15/14                                 200,000       206,500
    President Casinos, Inc.
       12.00%, due 9/15/06                   (a)(b)(f)   5,057,352     4,045,882
       13.00%, due 9/15/06                      (b)(f)  10,771,312     8,401,624
    Six Flags, Inc.
       9.625%, due 6/1/14                               11,050,000    11,243,375
       9.75%, due 4/15/13                               11,110,000    11,373,863
    Warner Music Group
       7.375%, due 4/15/14                               5,620,000     5,605,950
                                                                     -----------
                                                                      68,477,894
                                                                     -----------
    ENVIRONMENTAL CONTROL (0.4%)
    Geo Sub Corp.
       11.00%, due 5/15/12                              16,855,000    16,265,075
                                                                     -----------
    FOOD (1.3%)
    Chiquita Brands International, Inc.
       7.50%, due 11/1/14                                4,615,000     4,061,200
       8.875%, due 12/1/15                                 750,000       695,625
    Doane Pet Care Co.
       10.625%, due 11/15/15                   (a)       4,450,000     4,650,250
    Pinnacle Foods Holding Corp.
       8.25%, due 12/1/13                               22,280,000    21,444,500
    Swift & Co.
       10.125%, due 10/1/09                             10,105,000    10,256,575
       12.50%, due 1/1/10                      (c)      16,418,000    15,761,280
                                                                     -----------
                                                                      56,869,430
                                                                     -----------
    FOREST PRODUCTS & PAPER (1.9%)
    Georgia-Pacific Corp.
       7.75%, due 11/15/29                              14,115,000    13,232,813
       8.00%, due 1/15/24                               22,355,000    21,796,125
       8.875%, due 5/15/31                              33,490,000    34,494,700
    Georgia-Pacific Corp./Timber Group
       7.25%, due 6/1/28                                 2,370,000     2,133,000
    Pope & Talbot, Inc.
       8.375%, due 6/1/13                               18,875,000    12,646,250
                                                                     -----------
                                                                      84,302,888
                                                                     -----------
    HAND & MACHINE TOOLS (0.2%)
    Thermadyne Holdings Corp.
       9.25%, due 2/1/14                       (c)      10,320,000     9,081,600
                                                                     -----------
    HEALTH CARE-SERVICES (1.6%)
    Ameripath, Inc.
       10.50%, due 4/1/13                               23,005,000    24,270,275
    HCA, Inc.
       7.50%, due 11/15/95                              37,124,000    34,217,414
       8.36%, due 4/15/24                                  100,000       108,071
    National Nephrology Associates, Inc.
       9.00%, due 11/1/11                      (a)       6,455,000     7,160,467
    Skilled Healthcare Group, Inc.
       11.00%, due 1/15/14                     (a)       6,195,000     6,411,825
                                                                     -----------
                                                                      72,168,052
                                                                     -----------
    HOLDING COMPANIES - DIVERSIFIED (0.8%)
    Esi Tractebel Acquisition Corp.
       Class B

       7.99%, due 12/30/11                              13,295,000    13,877,946
    Pharma Services Intermediate Holding Corp.
       (zero coupon), due 4/1/14                        27,335,000    20,637,925
       11.50%, beginning 4/1/09
                                                                     -----------
                                                                      34,515,871
                                                                     -----------
    HOME FURNISHINGS (0.1%)
    Fedders North America, Inc.
       9.875%, due 3/1/14                                4,825,000     2,943,250
                                                                     -----------
    HOUSEHOLD PRODUCTS & WARES (0.8%)
    ACCO Brands Corp.
       7.625%, due 8/15/15                              18,860,000    17,987,725
    Spectrum Brands, Inc.
       7.375%, due 2/1/15                        (c)    20,880,000    17,173,800
                                                                     -----------
                                                                      35,161,525
                                                                     -----------
    INSURANCE (0.7%)
    Crum & Forster Holdings Corp.
       10.375%, due 6/15/13                             19,730,000    20,864,475
    First Mercury Financial Corp.
       12.33%, due 8/15/12                       (a)(g) 11,065,000    11,242,815
    Lumbermens Mutual Casualty
       8.30%, due 12/1/37                        (a)(b)  8,525,000        42,625
       8.45%, due 12/1/97                        (a)(b)  2,575,000        12,875
       9.15%, due 7/1/26                         (a)(b) 42,123,000       210,615
                                                                     -----------
                                                                      32,373,405
                                                                     -----------
    INTERNET (0.1%)
    Globix Corp.
       11.00%, due 5/1/08                        (a)(h)  5,600,314     5,208,292
                                                                     -----------
    IRON & STEEL (0.7%)
    Allegheny Ludlum Corp.
       6.95%, due 12/15/25                              14,390,000    14,533,900
    Allegheny Technologies, Inc.
       8.375%, due 12/15/11                              3,510,000     3,825,900
    United States Steel LLC
       10.75%, due 8/1/08                                9,425,000    10,461,750
                                                                     -----------
                                                                      28,821,550
                                                                     -----------
    LODGING (0.8%)
    Caesars Entertainment, Inc.
       8.875%, due 9/15/08                                  70,000        75,775
    Mandalay Resort Group
       10.25%, due 8/1/07                                2,020,000     2,151,300
    MGM Mirage, Inc.
       6.75%, due 9/1/12                                 4,180,000     4,253,150
       9.75%, due 6/1/07                                 6,480,000     6,804,000
    Park Place Entertainment
       8.125%, due 5/15/11                                  20,000        22,050
    San Pasqual Casino
       8.00%, due 9/15/13                        (a)       250,000       253,125
    Starwood Hotel & Resorts
       7.375%, due 11/15/15                             18,475,000    20,045,375
       7.75%, due 11/15/25                                  10,000        10,200
    Trump Entertainment Resorts, Inc.
       8.50%, due 6/1/15                         (c)     2,904,120     2,856,928
                                                                     -----------
                                                                      36,471,903
                                                                     -----------
    MEDIA (2.5%)
    Dex Media East LLC
       12.125%, due 11/15/12                             5,513,000     6,381,298
    Houghton Mifflin Co.
       7.20%, due 3/15/11                                9,530,000     9,887,375
    MediaNews Group, Inc.
       6.875%, due 10/1/13                               6,935,000     6,518,900
    Morris Publishing Group LLC
       7.00%, due 8/1/13                                19,795,000    18,458,838
    Paxson Communications Corp.

       7.777%, due 1/15/12                      (a)(g)  23,235,000    23,118,825
       10.777%, due 1/15/13                     (a)(g)  18,755,000    18,004,800
    Ziff Davis Media, Inc.
       10.25%, due 5/1/12                       (g)     12,615,000    11,227,350
       Series B
       14.00%, due 8/12/09                      (h)     16,261,269    14,472,529
                                                                     -----------
                                                                     108,069,915
                                                                     -----------

    METAL FABRICATE & HARDWARE (0.5%)
    Metals USA, Inc.
       11.125%, due 12/1/15                     (a)     10,330,000    11,001,450
    Mueller Group, Inc.
       10.00%, due 5/1/12                               11,965,000    12,682,900
                                                                     -----------
                                                                      23,684,350
                                                                     -----------
    MISCELLANEOUS - MANUFACTURING (1.1%)
    Clarke American Corp.
       11.75%, due 12/15/13                     (a)     14,715,000    14,788,575
    Mark IV Industries, Inc.
       7.50%, due 9/1/07                                36,245,000    33,707,850
                                                                     -----------
                                                                      48,496,425
                                                                     -----------
    OIL & GAS (2.5%)
    Belden & Blake Corp.
       8.75%, due 7/15/12                                1,450,000     1,489,875
    Chaparral Energy, Inc.
       8.50%, due 12/1/15                       (a)      9,405,000     9,922,275
    Chesapeake Energy Corp.
       6.875%, due 11/15/20                     (a)      3,400,000     3,468,000
    Forest Oil Corp.
       8.00%, due 6/15/08                                7,488,000     7,824,960
    Hilcorp Energy I, L.P./Hilcorp Finance Co.
       10.50%, due 9/1/10                       (a)      5,114,000     5,663,755
    Mission Resources Corp.
       9.875%, due 4/1/11                               12,242,000    12,976,520
    Newfield Exploration Co.
       7.625%, due 3/1/11                                1,785,000     1,927,800
       8.375%, due 8/15/12                               1,665,000     1,789,875
    Parker Drilling Co.
       9.625%, due 10/1/13                      (a)      9,710,000    10,899,475
    Plains Exploration & Production Co.
       8.75%, due 7/1/12                        (c)      6,030,000     6,497,325
    Venoco, Inc.
       8.75%, due 12/15/11                              10,795,000    11,145,838
    Vintage Petroleum, Inc.
       7.875%, due 5/15/11                                  25,000        26,125
       8.25%, due 5/1/12                                25,580,000    27,402,575
    Whiting Petroleum Corp.
       7.25%, due 5/1/13                                 9,750,000     9,908,438
                                                                     -----------
                                                                     110,942,836
                                                                     -----------
    OIL & GAS SERVICES (0.0%)                   @
    Lone Star Technologies, Inc.
       9.00%, due 6/1/11                                 1,710,000     1,801,913
                                                                     -----------
    PACKAGING & CONTAINERS (2.2%)
    Owens-Brockway Glass Container, Inc.
       7.75%, due 5/15/11                                   45,000        47,025
       8.25%, due 5/15/13                                5,710,000     6,009,775
       8.75%, due 11/15/12                              10,250,000    11,018,750
&      8.875%, due 2/15/09                              41,565,000    43,383,469
    Owens-Illinois, Inc.
       7.80%, due 5/15/18                               10,530,000    10,635,300
       8.10%, due 5/15/07                       (c)     24,865,000    25,362,300
                                                                     -----------
                                                                      96,456,619
                                                                     -----------
    PIPELINES (3.3%)
    ANR Pipeline Co.
       7.375%, due 2/15/24                               1,785,000     1,893,358
       9.625%, due 11/1/21                              20,721,000    26,073,711

    Dynegy Holdings, Inc.
       9.875%, due 7/15/10                      (a)     20,715,000    22,682,925
       10.125%, due 7/15/13                     (a)      2,440,000     2,754,150
       11.10%, due 7/15/08                      (a)(g)   6,905,000     7,241,619
    El Paso Corp.
       6.95%, due 12/15/07                      (c)      1,870,000     1,902,725
    El Paso Natural Gas Co.
       7.50%, due 11/15/26                               1,910,000     2,023,007
       7.625%, due 8/1/10                                8,175,000     8,609,591
       8.375%, due 6/15/32                              11,060,000    12,897,785
&   El Paso Production Holding Co.
       7.75%, due 6/1/13                                47,560,000    50,294,700
    Pacific Energy Partners, L.P.
       7.125%, due 6/15/14                               5,940,000     6,177,600
    Southern Natural Gas Co.
       7.35%, due 2/15/31                                1,665,000     1,766,858
                                                                     -----------
                                                                     144,318,029
                                                                     -----------
    REAL ESTATE (3.1%)
    CB Richard Ellis Services, Inc.
       9.75%, due 5/15/10                                7,982,000     8,660,470
       11.25%, due 6/15/11                              25,215,000    27,106,125
    Chukchansi Economic Development Authority
       8.00%, due 11/15/13                      (a)      6,480,000     6,674,400
    Crescent Real Estate Equities, L.P.
&      7.50%, due 9/15/07                               41,047,000    41,560,088
       9.25%, due 4/15/09                                   25,000        26,063
    Omega Healthcare Investors, Inc.
       7.00%, due 4/1/14                                 9,105,000     9,241,575
       7.00%, due 4/1/14                        (a)     17,340,000    17,600,100
    Trustreet Properties, Inc.
       7.50%, due 4/1/15                                23,615,000    23,733,075
                                                                     -----------
                                                                     134,601,896
                                                                     -----------
    RETAIL (2.4%)
    Duane Reade, Inc.
       8.991%, due 12/15/10                     (c)(g)   4,265,000     4,115,725
    Harry & David Holdings, Inc.
       9.00%, due 3/1/13                                 8,975,000     9,109,625
    Star Gas Partners, L.P./Star Gas
       Finance Co.
       10.25%, due 2/15/13                              36,060,000    35,879,700
    Toys "R" Us, Inc.
       7.625%, due 8/1/11                               39,121,000    32,470,430
       8.75%, due 9/1/21                                24,101,000    22,654,940
                                                                     -----------
                                                                     104,230,420
                                                                     -----------
    SEMICONDUCTORS (0.5%)
    Amkor Technology, Inc.
       7.125%, due 3/15/11                      (c)        520,000       460,200
    MagnaChip Semiconductor S.A.
       7.741%, due 12/15/11                     (g)      8,975,000     9,042,313
       8.00%, due 12/15/14                      (c)     12,360,000    11,958,300
                                                                     -----------
                                                                      21,460,813
                                                                     -----------
    SOFTWARE (0.3%)
    SS&C Technologies, Inc.
       11.75%, due 12/1/13                      (a)     14,170,000    14,807,650
                                                                     -----------
    TELECOMMUNICATIONS (4.4%)
    American Tower Escrow Corp.
       (zero coupon), due 8/1/08                         5,250,000     4,140,938
    Dobson Cellular Systems
       8.375%, due 11/1/11                               3,775,000     4,020,375
       9.00%, due 11/1/11                       (g)      8,070,000     8,392,800
       9.875%, due 11/1/12                               6,635,000     7,298,500
    Lucent Technologies, Inc.
       5.50%, due 11/15/08                      (c)      8,959,000     8,779,820
       6.45%, due 3/15/29                               18,340,000    15,405,600
       6.50%, due 1/15/28                                5,485,000     4,525,125
       7.25%, due 7/15/06                                6,450,000     6,490,313

    PanAmSat Corp.
       9.00%, due 8/15/14                              8,833,000       9,285,691
    Qwest Capital Funding, Inc.
       7.75%, due 8/15/06                              8,555,000       8,619,163
    Qwest Communications International, Inc.
       7.25%, due 2/15/11                             26,385,000      26,516,925
       Series B
       7.50%, due 11/1/08                              2,208,000       2,219,040
       7.50%, due 2/15/14                      (c)     4,100,000       4,141,000
       7.50%, due 2/15/14                      (a)(c) 35,145,000      35,496,450
    Qwest Corp.
       5.625%, due 11/15/08                            1,420,000       1,398,700
       7.20%, due 11/10/26                             6,685,000       6,434,313
       7.50%, due 6/15/23                                335,000         328,719
       8.875%, due 3/15/12                            13,755,000      15,233,663
       8.875%, due 6/1/31                             10,218,000      10,677,810
    Triton PCS, Inc.
       8.50%, due 6/1/13                       (c)    14,559,000      13,758,255
                                                                   -------------
                                                                     193,163,200
                                                                   -------------
    TEXTILES (0.6%)
    Invista
       9.25%, due 5/1/12                       (a)    25,585,000      27,248,025
                                                                   -------------
    TRUCKING & LEASING (0.2%)
    Interpool, Inc.
       Series A
       6.00%, due 9/1/14                              10,595,000       9,694,425
                                                                   -------------
    Total Corporate Bonds
       (Cost $2,721,938,933)                                       2,725,177,552
                                                                   -------------
    FOREIGN BONDS (6.3%)
    BUILDING MATERIALS (0.1%)
    Ainsworth Lumber Co., Ltd.
       7.25%, due 10/1/12                              6,735,000       6,128,850
                                                                     -----------
    CHEMICALS (0.2%)
    Nova Chemicals Corp.
       7.561%, due 11/15/13                    (a)(g)  9,020,000       9,132,750
                                                                     -----------
    FOREST PRODUCTS & PAPER (0.3%)
    Abitibi-Consolidated, Inc.
       8.85%, due 8/1/30                               8,217,000       7,025,535
    Tembec Industries, Inc.
       7.75%, due 3/15/12                             11,635,000       5,090,313
       8.50%, due 2/1/11                       (c)     6,355,000       2,859,750
                                                                     -----------
                                                                      14,975,598
                                                                     -----------
    INDUSTRIAL CONGLOMERATES (0.2%)
    Stena AB
       9.625%, due 12/1/12                            10,205,000      11,123,450
                                                                     -----------
    INSURANCE (0.1%)
    Lindsey Morden Group, Inc.
       Series B
       7.00%, due 6/16/08                              2,965,000       2,472,894
                                                                     -----------
    MEDIA (2.2%)
&   CanWest Media, Inc.
       8.00%, due 9/15/12                             41,430,459      41,948,340
    Hollinger, Inc.
       11.875%, due 3/1/11                     (a)     3,610,000       3,610,000
       12.875%, due 3/1/11                     (a)     6,793,000       7,149,633
    Ono Finance
       10.50%, due 5/15/14                     (a)     7,115,000       9,640,058
    Quebecor Media, Inc.

       7.75%, due 3/15/16                      (a)       11,185,000   11,408,700
    Shaw Communications, Inc.
       7.50%, due 11/20/13                               22,825,000   21,716,864
    Sun Media Corp.
       7.625%, due 2/15/13                                   40,000       41,300
                                                                     -----------
                                                                      95,514,895
                                                                     -----------
    RETAIL (0.3%)
    Jafra Cosmetics International,
       Inc./Distribuidora Comerical Jafra
       S.A. de C.V.
       10.75%, due 5/15/11                               11,873,000   12,941,570
                                                                     -----------
    TELECOMMUNICATIONS (2.2%)
    Inmarsat Finance PLC
       (zero coupon), due 11/15/12                       22,335,000   18,621,806
       10.375, beginning 11/15/08
    Intelsat Bermuda, Ltd.
       8.25%, due 1/15/13                      (a)       12,700,000   12,668,250
       9.614%, due 1/15/12                     (a)(g)    18,910,000   19,240,925
    Millicom International Cellular S.A.
       10.00%, due 12/1/13                               26,360,000   28,996,000
    MobiFon Holdings BV
       12.50%, due 7/31/10                               13,425,000   15,539,438
                                                                     -----------
                                                                      95,066,419
                                                                     -----------
    TRANSPORTATION (0.7%)
    Grupo Transportacion Ferroviaria
       Mexicana S.A. de C.V.
       12.50%, due 6/15/12                               16,270,000   18,466,450
    Navigator Gas Transport PLC
       10.50%, due 6/30/07                     (a)(b)(i) 10,425,000   12,001,781
                                                                     -----------
                                                                      30,468,231
                                                                     -----------
    Total Foreign Bonds
       (Cost $265,783,211)                                           277,824,657
                                                                     -----------
    LOAN ASSIGNMENTS & PARTICIPATIONS (3.5%)   (j)
    AUTO PARTS & EQUIPMENT (0.5%)
    Goodyear Tire & Rubber Co. (The)
       7.06%, due 4/30/10                      (g)       20,350,000   20,540,781
                                                                      ----------
    CONSTRUCTION & ENGINEERING (0.0%)           @
    Foster Wheeler, Ltd.
       8.50%, due 3/18/10                      (k)          257,025      256,382
                                                                      ----------
    CONTAINERS & PACKAGING (0.0%)               @
    Graham Packaging Holdings Co.
       8.25%, due 10/7/12                                 1,000,000    1,020,417
                                                                      ----------
    MEDIA (0.4%)
    Fidelity National Information Solutions,
       Inc.
       Series B
       5.685%, due 3/9/13                                17,362,400   17,456,452
                                                                      ----------
    PHARMACEUTICALS (0.3%)
    Warner Chilcott Corp.
       (zero coupon), due 6/30/06                         1,545,741    1,544,968
       Series D
       6.77%, due 1/18/12                                12,054,022   12,093,571
                                                                      ----------
                                                                      13,638,539
                                                                      ----------
    REAL ESTATE (0.9%)
    LNR Property Corp.
       Series B
       6.71%, due 2/3/08                       (g)       22,764,703   22,903,431
    Riley Mezzainine Corp.
       8.39%, due 2/3/08                                  7,000,000    7,043,750
       Series 2

       8.96%, due 2/3/08                               9,000,000       9,095,625
                                                                   -------------
                                                                      39,042,806
                                                                   -------------
    RETAIL (0.3%)
    Neiman Marcus Group, Inc. (The)
       6.475%, due 3/31/06                            14,145,570      14,284,309
                                                                   -------------
    SOFTWARE (0.6%)
    SunGard Data Systems, Inc.
       Series B
       6.28%, due 12/13/12                            24,486,950      24,721,608
                                                                   -------------
    TELECOMMUNICATIONS (0.4%)
    Qwest Corp.
       Series B
       6.95%, due 6/30/10                             18,000,000      18,217,494
                                                                   -------------
    TEXTILES, APPAREL & LUXURY
       GOODS (0.1%)
    Jostens IH Corp.
       Series B
       5.94%, due 10/4/11                              3,754,023       3,800,948
                                                                   -------------
    Total Loan Assignments &
       Participations
       (Cost $151,200,392)                                           152,979,736
                                                                   -------------
    YANKEE BONDS (0.9%)                   (m)

    ENVIRONMENTAL CONTROL (0.1%)
    Marsulex, Inc.
       9.625%, due 7/1/08                              6,355,000       6,370,888
                                                                   -------------
    FOREST PRODUCTS & PAPER (0.1%)
    Smurfit Capital Funding PLC
       7.50%, due 11/20/25                             3,475,000       3,110,125
    Tembec Industries, Inc.
       8.625%, due 6/30/09                (c)          7,155,000       3,344,963
                                                                   -------------
                                                                       6,455,088
                                                                   -------------
    INSURANCE (0.5%)
    Fairfax Financial Holdings,
       Ltd.
       7.375%, due 4/15/18                (c)          4,697,000       3,904,489
       7.75%, due 4/26/12                 (c)          2,965,000       2,801,925
       7.75%, due 7/15/37                              4,810,000       3,846,942
       8.25%, due 10/1/15                              8,125,000       7,405,019
       8.30%, due 4/15/26                 (c)          3,000,000       2,534,073
                                                                   -------------
                                                                      20,492,448
                                                                   -------------
    TELECOMMUNICATIONS (0.2%)
    Nortel Networks Corp.
       6.875%, due 9/1/23                              3,000,000       2,685,000
    Rogers Wireless, Inc.
       9.75%, due 6/1/16                               3,660,000       4,446,900
                                                                   -------------
                                                                       7,131,900
                                                                   -------------
    Total Yankee Bonds
       (Cost $40,209,409)                                             40,450,324
                                                                   -------------
    U.S. GOVERNMENT (3.5%)
&   United States Treasury Note
       4.25%, due 11/30/07                (c)        152,000,000     151,251,856
                                                                   -------------
    Total U.S. Government
       (Cost $151,549,521)                                           151,251,856
                                                                   -------------
    Total Long-Term Bonds
       (Cost $3,565,802,850)                                       3,580,403,947
                                                                   -------------


                                                        SHARES         VALUE
                                                     -----------   -------------
    COMMON STOCKS (0.9%)
    BUILDING MATERIALS (0.1%)
    Ainsworth Lumber Co., Ltd.            (d)            165,000       3,367,650
                                                                   -------------
    HOLDING COMPANIES - DIVERSIFIED
       (0.0%)                              @
    TLC Beatrice International
       Holdings                           (d)(f)          25,000          25,000
                                                                   -------------
    INTERNET (0.1%)
    Globix Corp.                          (d)(f)(i)(l)
                                                       5,331,771       6,344,807
                                                                   -------------
    MACHINERY - DIVERSIFIED (0.0%)         @
    MMH Holdings, Inc.                    (d)(f)(i)(l)
                                                           6,924         366,951
                                                                   -------------
    MEDIA (0.0%)                           @
    Digital On-Demand                     (f)          1,095,395          10,954
                                                                   -------------
    METAL FABRICATE & HARDWARE
       (0.2%)
    ACP Holding Co.                       (a)(d)(i)    3,998,756       6,797,885
                                                                   -------------
    SOFTWARE (0.0%)                        @
    QuadraMed Corp.                       (d)          1,538,375       2,307,562
                                                                   -------------
    TELECOMMUNICATIONS (0.5%)
    ICO Global Communications
       Holdings, Ltd.                     (d)(i)              82             451
    Loral Space & Communications,
       Ltd.                               (b)(d)         785,764      20,885,607
    Remote Dynamics, Inc.                 (d)            358,615          96,826
                                                                   -------------
                                                                      20,982,884
                                                                   -------------
    TOBACCO (0.0%)                         @
    North Atlantic Trading Co.,
       Inc.                               (d)(f)(i)        2,156              22
                                                                   -------------
    Total Common Stocks
       (Cost $56,729,488)                                             40,203,715
                                                                   -------------
    CONVERTIBLE PREFERRED STOCK
       (0.6%)

    AUTO MANUFACTURERS (0.0%)              @
    General Motors Corp. Series C
       6.25%                                              43,500         791,265
                                                                   -------------
    INSURANCE (0.3%)
    Conseco, Inc.
       5.501%                                            420,050      12,336,869
                                                                    -----------
    INTERNET (0.0%)                        @
    Globix Corp.
       6.00%                              (d)(f)(i)      572,843         730,375
                                                                   -------------
    SOFTWARE (0.3%)
    QuadraMed Corp.
       5.50%                              (a)(d)         814,000      14,855,500
                                                                   -------------
    Total Convertible Preferred
       Stock
       (Cost $33,551,030)                                             28,714,009
                                                                   -------------
    PREFERRED STOCKS (2.0%)

    COMMERCIAL SERVICES & SUPPLIES
       (0.0%)                              @
    Colorado Prime Corp.
         (zero coupon)                    (f)(i)           7,232              72
                                                                   -------------
    MEDIA (0.6%)
    Haights Cross Communications,
       Inc.
       16.00%                             (i)            369,962      17,758,176

    Paxson Communications Corp.
       14.25%                             (h)(i)             742       6,381,200
    Ziff Davis Holdings, Inc.
       10.00%                             (d)(i)           4,240       1,908,000
                                                                   -------------
                                                                      26,047,376
                                                                   -------------
    REAL ESTATE (1.2%)
&   Sovereign Real Estate
       Investment Corp.
       12.00%                             (a)             34,813      50,914,013
                                                                   -------------
    TELECOMMUNICATIONS (0.2%)
    Loral Skynet Corp.
       12.00%                             (c)(d)          49,586       9,272,582
                                                                   -------------
    Total Preferred Stocks
       (Cost $89,318,833)                                             86,234,043
                                                                   -------------

                                                      NUMBER OF
                                                       WARRANTS
                                                     -----------
    WARRANTS (0.2%)

    HAND & MACHINE TOOLS (0.0%)            @
    Thermadyne Holdings Class B
       Strike Price $20.78
       Expire 5/23/06                     (d)(i)           2,198              13
                                                                   -------------
    MEDIA (0.0%)                           @
    Haights Cross Communications,
       Inc.
       Strike price $0.001
       Expire 12/10/11                    (d)(f)(i)(l)       388               4
    Haights Cross Communications,
       Inc.
       Strike price $0.001
       Expire 12/10/11                    (d)(f)(i)(l)   374,921           3,749
    Ziff Davis Holdings, Inc.
       Strike price $0.001
       Expire 8/12/12                     (d)            777,370          77,737
                                                                   -------------
                                                                          81,490
                                                                   -------------
    METAL FABRICATE & HARDWARE
       (0.2%)
    ACP Holding Co.
       Strike price $0.01
       Expire 10/7/13                     (a)(d(i)     3,938,309       6,695,125
                                                                   -------------
    SEMICONDUCTORS (0.0%)                  @
    ASAT Finance LLC
       Strike price $18.60
       Expire 11/1/06                     (a)(d)(f)        8,680              87
                                                                   -------------
    TELECOMMUNICATIONS (0.0%)              @
    UbiquiTel, Inc.
       Strike price $22.74
       Expire 4/15/10                     (a)(d)(i)       14,230             142
                                                                   -------------
    Total Warrants
       (Total Cost $2,913,484)                                         6,776,857
                                                                   -------------

                                                      PRINCIPAL
                                                        AMOUNT
                                                     -----------
    SHORT-TERM INVESTMENTS (22.7%)

    CERTIFICATE OF DEPOSIT (0.3%)
    Skandinaviska Enskilda Banken
       AB
       4.52%, due 2/22/06                 (g)(n)      $11,620,029     11,620,029
                                                                   -------------
    Total Certificate of Deposit
       (Cost $11,620,029)                                             11,620,029
                                                                   -------------
    COMMERCIAL PAPER (10.9%)
    American Express Credit Corp.
       4.40%, due 2/22/06                             34,320,000      34,231,912
       4.42%, due 3/13/06                             29,900,000      29,753,158

    American General Finance Corp.
       4.26%, due 2/1/06                             30,000,000       30,000,000
       4.51%, due 3/1/06                             40,000,000       39,859,689
    Compass Securitization
       4.517%, due 2/22/06                   (n)      8,300,021        8,300,021
    Den Danske Bank
       4.409%, due 2/6/06                    (n)     12,381,049       12,381,049
    Dexia Delaware LLC
       4.45%, due 2/8/06                             11,375,000       11,365,157
    Fairway Finance
       4.449%, due 2/21/06                   (n)     11,550,577       11,550,577
    Falcon Asset Securitization Corp.
       4.441%, due 3/9/06                    (n)      7,432,136        7,432,136
    General Electric Capital Corp.
       4.24%, due 2/1/06                             56,580,000       56,580,000
       4.34%, due 2/9/06                             35,000,000       34,966,244
       4.49%, due 2/16/06                            24,880,000       24,833,454
    Goldman Sachs Group, Inc.
       4.35%, due 2/3/06                             31,330,000       31,322,429
       4.43%, due 2/1/06                             15,000,000       15,000,000
    Greyhawk Funding
       4.397%, due 2/13/06                   (n)      6,640,017        6,640,017
    Liberty Street
       4.527%, due 3/15/06                   (n)      4,980,012        4,980,012
    Park Avenue Receivables Corp.
       4.506%, due 2/23/06                   (n)      9,960,025        9,960,025
    Prefco Enterprises, Inc.
       4.518%, due 2/27/06                   (n)      5,810,015        5,810,015
    Ranger Funding LLC
       4.523%, due 3/7/06                    (n)      5,893,015        5,893,015
    Toyota Motor Credit Corp.
       4.22%, due 2/1/06                             31,820,000       31,820,000
       4.35%, due 2/7/06                             50,000,000       49,963,750
    Yorktown Capital LLC
       4.358%, due 2/2/06                    (n)     16,567,949       16,567,949
                                                                  --------------
    Total Commercial Paper
       (Cost $479,210,609)                                           479,210,609
                                                                  --------------
    FEDERAL AGENCY (0.8%)
    Federal Home Loan Mortgage
       Corporation 4.20%, due 2/1/06                 35,000,000       35,000,000
                                                                  --------------
    Total Federal Agency
       (Cost $35,000,000)                                             35,000,000
                                                                  --------------

                                                       SHARES
                                                    -----------
    INVESTMENT COMPANIES (6.0%)
    BGI Institutional Money Market Fund      (n)     68,735,546       68,735,546
    Merrill Lynch Funds - Premier
       Institutional Money Market Fund              195,625,000      195,625,000
                                                                  --------------
    Total Investment Companies
       (Cost $264,360,546)                                           264,360,546
                                                                  --------------

                                                     PRINCIPAL
                                                       AMOUNT
                                                    -----------
    REPURCHASE AGREEMENT (0.1%)
    Morgan Stanley & Co.
       4.605% dated 1/31/06 due 2/1/06
       Proceeds at Maturity $4,980,649
       (Collateralized by various bonds with a
       Principal Amount of $5,106,116
       and Market Value of $5,112,206)        (n)    $4,980,012        4,980,012
                                                                  --------------
    Total Repurchase Agreement
       (Cost $4,980,012)                                               4,980,012
                                                                  --------------
    TIME DEPOSITS (4.6%)
    Abbey National PLC
       4.40%, due 3/1/06                      (n)    18,260,046       18,260,046

    Bank of America
       4.52%, due 3/27/06                   (g)(n)   16,600,042       16,600,042
    Bank of Nova Scotia
       4.50%, due 3/24/06                   (n)      13,280,033       13,280,033
    Barclays
       4.425%, due 3/6/06                   (n)      16,600,042       16,600,042
    Credit Suisse First Boston Corp.
       4.50%, due 3/24/06                   (n)      11,620,029       11,620,029
    Deutsche Bank
       4.29%, due 2/1/06                    (n)      14,940,038       14,940,038
    Dexia Group
       4.52%, due 3/27/06                   (n)      13,280,033       13,280,033
    First Tennessee National Corp.
       4.39%, due 2/13/06                   (n)      16,600,042       16,600,042
    Fortis Bank
       4.35%, due 2/8/06                    (n)      16,600,042       16,600,042
       4.50%, due 2/28/06                   (n)      16,600,042       16,600,042
    National Australia Bank
       4.46%, due 2/1/06                    (n)      16,600,042       16,600,042
    Societe Generale
       4.50%, due 2/6/06                    (n)      18,260,046       18,260,046
    Wells Fargo & Co.
       4.50%, due 3/20/06                   (n)      14,940,038       14,940,038
                                                                  --------------
    Total Time Deposits
       (Cost $204,180,515)                                           204,180,515
                                                                  --------------
    Total Short-Term Investments
       (Cost $999,351,711)                                           999,351,711
                                                                  --------------
    Total Investments
       (Cost $4,747,667,396)                (o)           107.9%   4,741,684,282(p)
    Liabilities in Excess of
       Cash and Other Assets                               (7.9)    (348,724,950)
                                                    -----------   --------------
    Net Assets                                            100.0%  $4,392,959,332
                                                    ===========   ==============

+    Percentages indicated are based on Fund net assets.

@    Less than one tenth of a percent.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  May be sold to institutional investors only.

(b)  Issue in default.

(c)  Represents security, or a portion thereof, which is out on loan.

(d)  Non-income producing security.

(e)  Issuer in bankruptcy.

(f) Fair valued security. The total market value of these securities at January 31, 2006 is $19,935,680, which reflects 0.5% of the Fund's net assets.

(g)  Floating rate. Rate shown is the rate in effect at January 31, 2006.

(h) PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.

(i)  Illiquid security.

(j) Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at January 31, 2006. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(k)  This security has additional commitments and contingencies.

(l)  Restricted security.

(m) Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.

(n) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)  The cost for federal income tax purposes is $4,839,997,095.

(p) At January 31, 2006 net unrealized depreciation was $98,312,813, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized depreciation for all investments on which there was an excess of market value over cost of $146,075,381 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $244,388,194.

Foreign currency forward contracts open at January 31, 2006

                                                                  CONTRACT
                                                                   AMOUNT      UNREALIZED
FOREIGN CURRENCY SALE CONTRACTS          CONTRACT AMOUNT SOLD    PURCHASED    DEPRECIATION
-------------------------------          --------------------   -----------   ------------
Euro vs. U.S. Dollar, expiring 4/6/06         E25,592,041       $31,185,437     ($27,025)
                                                                                --------
Unrealized depreciation on foreign
   currency forward contracts                                                   ($27,025)
                                                                                ========

Restricted securities held at January 31, 2006


                                        DATE(S) OF                                1/31/2006   PERCENTAGE OF
SECURITY                                ACQUISITION       SHARES       COST         VALUE       NET ASSETS
--------                             ----------------   ---------   ----------   ----------   -------------
Globix Corp.
Common Stock                         10/4/01-10/27/05   5,331,771   $3,428,134   $6,344,807       0.1%
                                     ----------------   ---------   ----------   ----------       ---
Haights Cross Communications, Inc.
   Warrants                              1/22/04          374,921        3,749        3,749       0.0(a)
   Warrants                              1/22/04              388            4            4       0.0(a)
                                     ----------------   ---------   ----------   ----------       ---
MMH Holdings, Inc.
Common Stock                             8/19/99            6,924       36,341      366,951       0.0(a)
                                     ----------------   ---------   ----------   ----------       ---
                                                                    $3,468,228   $6,715,511       0.1%
                                                                    ----------   ----------       ---

(a)  Less than one tenth of a percent.

MAINSTAY INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS                            January 31, 2006 (unaudited)

                                                           SHARES       VALUE
                                                          --------   -----------
     COMMON STOCKS (86.5%)                          +
     AUSTRALIA (0.5%)
     Australian Gas Light Co., Ltd.
       (multi-utilities)                                   155,892   $ 2,127,692
                                                                     -----------
     BELGIUM (0.5%)
     Belgacom S.A. (diversified
        telecommunication services)                         28,000       862,513
     UCB S.A. (pharmaceuticals)                             25,200     1,244,469
                                                                     -----------
                                                                       2,106,982
                                                                     -----------
     CANADA (3.3%)
     Bank of Montreal (commercial banks)           (a)      24,700     1,481,068
 &   Loblaw Cos., Ltd. (food & staples retailing)          263,100    12,727,106
                                                                     -----------
                                                                      14,208,174
                                                                     -----------
     DENMARK (0.2%)
     Danske Bank A/S (commercial banks)                     26,705       937,982
                                                                     -----------
     FINLAND (1.0%)
     Nokian Renkaat Oyj (auto components)          (a)     281,800     4,355,700
                                                                     -----------
     FRANCE (5.8%)
     Air Liquide S.A. (chemicals)                  (a)      19,968     4,105,488
     BNP Paribas S.A. (commercial banks)                   122,880    10,959,914
     Sanofi-Aventis, ADR (pharmaceuticals)         (b)      16,600       763,600
     Societe Generale (commercial banks)                     5,000       660,434
     Total S.A. Class B (oil, gas & consumable
       fuels)                                               31,100     8,586,153
                                                                     -----------
                                                                      25,075,589
                                                                     -----------
     GERMANY (8.8%)
     Allianz AG (insurance)                                 19,300     3,110,960
     Altana AG (pharmaceuticals)                            15,900       888,181
 &   Bayerische Motoren Werke AG (automobiles)             256,438    11,601,264
     Beiersdorf AG (personal products)                       7,700       987,127
     Deutsche Boerse AG (diversified
       financial services)                                  55,878     7,068,406
     Hannover Rueckversicherung AG (insurance)     (a)     233,212     8,807,685
     Henkel KGaA (household products)                        7,100       795,116
     Muenchener Rueckversicherungs -
        Gesellschaft AG Registered (insurance)              27,709     3,762,015
     Siemens AG (industrial conglomerates)         (a)       9,100       830,003
                                                                     -----------
                                                                      37,850,757
                                                                     -----------
     HONG KONG (0.5%)
     HongKong Electric Holdings, Ltd.
       (electric utilities)                                471,100     2,265,094
                                                                     -----------
     INDIA (0.3%)
     State Bank of India, GDR (commercial banks)   (c)      30,762     1,420,282
                                                                     -----------
     IRELAND (1.8%)

     Bank of Ireland (commercial banks)                     457,003    7,874,540
                                                                      ----------
     ITALY (9.8%)
     Assicurazioni Generali S.p.A. (insurance)  (a)          78,400    2,710,368
     Banco Popolare di Verona e Novara Scrl
       (commercial banks)                                   230,700    5,298,334
     Enel S.p.A. (electric utilities)           (a)         962,700    8,147,830
     ENI S.p.A. (oil, gas & consumable fuels)   (a)         182,900    5,529,603
     ENI S.p.A., Sponsored ADR (oil, gas &
       consumable fuels)                        (b)           7,500      454,875
     Mediaset S.p.A. (media)                                910,068   10,649,520
     Snam Rete Gas S.p.A. (gas utilities)       (a)       2,003,781    8,686,486
     Terna S.p.A. (construction & engineering)              320,100      824,615
                                                                      ----------
                                                                      42,301,631
                                                                      ----------
     JAPAN (8.0%)
     Acom Co., Ltd. (consumer finance)                       45,100    2,583,624
     Canon, Inc. (office electronics)                       106,000    6,397,681
     Canon, Inc., Sponsored ADR (office
       electronics)                             (b)          57,423    3,458,013
     OBIC Co., Ltd. (it services)                            26,350    6,152,564
     RICOH Co., Ltd. (office electronics)                   268,400    4,610,426
 &   Takeda Pharmaceutical Co., Ltd.
       (pharmaceuticals)                                    196,400   11,117,139
                                                                      ----------
                                                                      34,319,447
                                                                      ----------
     NETHERLANDS (6.0%)
 &   Reed Elsevier N.V. (media)                             901,070   12,668,400
 &   TNT N.V. (air freight & logistics)                     404,646   13,285,885
                                                                      ----------
                                                                      25,954,285
                                                                      ----------
     RUSSIA (0.2%)
     Pyaterochka Holding NV, GDR (food &
       staples retailing)                       (a)(c)(d)    63,000      989,100
                                                                      ----------
     SINGAPORE (0.9%)
     DBS Group Holdings, Ltd. (commercial
       banks)                                               390,000    3,943,037
                                                                      ----------
     SOUTH KOREA (0.0%)                          @
     Lotte Shopping Co., GDR (food & staples
       retailing)                               (c)(d)(e)     6,000      124,020
                                                                      ----------
     SPAIN (3.9%)
 &   Banco Popular Espanol S.A. (commercial
       banks)                                             1,018,670   12,749,720
     Iberdrola S.A. (electric utilities)                     78,848    2,244,879
     Telefonica S.A. (diversified
       telecommunication services)                          127,916    1,952,290
                                                                      ----------
                                                                      16,946,889
                                                                      ----------
     SWEDEN (0.7%)
     Hennes & Mauritz AB Class B (specialty
       retail)                                               58,500    2,153,086
     Svenska Handelsbanken Class A
       (commercial banks)                                    40,000      984,975
                                                                      ----------
                                                                       3,138,061
                                                                      ----------
     SWITZERLAND (12.5%)
     Adecco S.A. (commercial services &
       supplies)                                              8,969      500,909
     Logitech International S.A., ADR
       (computers & peripherals)                (a)(b)(d)    49,300    2,095,250
 &   Nestle S.A. Registered (food products)                  49,410   14,493,136

     Novartis AG Registered (pharmaceuticals)   (a)         77,348     4,247,198
     Novartis AG, ADR (pharmaceuticals)         (b)         92,600     5,107,816
     Roche Holding AG Genusscheine
       (pharmaceuticals)                                    53,800     8,500,606
     Swiss Reinsurance (insurance)                         105,000     7,806,524
     UBS AG Registered (capital markets)        (f)         83,494     9,077,919
     UBS AG Registered (capital markets)                    18,608     2,024,550
                                                                     -----------
                                                                      53,853,908
                                                                     -----------
     UNITED KINGDOM (21.1%)
     Admiral Group PLC (insurance)                         176,300     1,616,802
     BP PLC, Sponsored ADR (oil, gas &
       consumable fuels)                        (b)         99,133     7,168,307
     Cadbury Schweppes PLC ADR (food products)  (b)         50,600     2,015,398
 &   Diageo PLC (beverages)                                815,361    12,133,660
 &   Diageo PLC, Sponsored ADR (beverages)      (b)         51,240     3,075,425
     GlaxoSmithKline PLC, ADR
       (pharmaceuticals)                        (a)(b)      97,900     5,016,396
     HSBC Holdings PLC, Sponsored ADR
       (commercial banks)                       (b)         39,400     3,277,292
     ICAP PLC (capital markets)                             32,700       256,399
     Lloyds TSB Group PLC (commercial banks)               595,200     5,394,896
     Lloyds TSB Group PLC, Sponsored ADR
       (commercial banks)                       (a)(b)       9,910       364,688
 &   Man Group PLC (capital markets)                       432,610    15,730,894
     Provident Financial PLC (consumer
       finance)                                            441,216     4,199,340
     Royal Bank of Scotland Group PLC
       (commercial banks)                                   87,700     2,714,718
     Scottish & Southern Energy PLC (electric
       utilities)                                          187,930     3,573,961
     Smith & Nephew PLC (health care
       equipment & supplies)                               258,041     2,561,527
 &   Tesco PLC (food & staples retailing)                3,344,173    18,918,722
     Vodafone Group PLC, Sponsored ADR
       (wireless telecommunication services)    (b)        153,500     3,240,385
                                                                     -----------
                                                                      91,258,810
                                                                     -----------
     UNITED STATES (0.7%)
     AFLAC, Inc. (insurance)                                59,900     2,812,305
                                                                     -----------
     Total Common Stocks
        (Cost $322,107,071)                                          373,864,285
                                                                     -----------

                                                             SHARES
                                                            -------
     INVESTMENT COMPANIES (2.8%)
     UNITED STATES (2.8%)
     iShares MSCI EAFE Index Fund (capital markets)  (g)(h)  63,100    3,964,573
     iShares MSCI Pacific Ex-Japan Index Fund
       (capital markets)                             (g)      4,200      444,360
     iShares MSCI United Kingdom Index Fund
       (capital markets)                             (a)(g) 200,400    3,941,868
     iShares S&P Europe 350 Index Fund (capital
       markets)                                      (a)(g)  46,000    3,933,460
                                                                     -----------
     Total Investment Companies
        (Cost $11,416,677)                                            12,284,261
                                                                      ----------

                                                          NUMBER OF
                                                          WARRANTS
                                                          ---------
    WARRANT (2.8%)
    IRELAND (2.8%)
    Ryanair Holdings PLC
       Strike price E0.000001
       Expire 3/21/08 (airlines)                (d)(e)(i) 1,271,383   12,177,068
                                                                      ----------

    Total Warrant
       (Total Cost $9,010,158)                                        12,177,068
                                                                      ----------

                                                          PRINCIPAL
                                                           AMOUNT
                                                         ----------
    SHORT-TERM INVESTMENTS (12.2%)
    CERTIFICATES OF DEPOSITS (0.3%)
    UNITED STATES (0.3%)
    Skandinaviska Enskilda Banken AB
       4.52%, due 2/22/06 (capital markets)     (j)(k)   $1,131,572    1,131,572
                                                                      ----------
    Total Certificate of Deposit
       (Cost $1,131,572)                                               1,131,572
                                                                      ----------
    COMMERCIAL PAPER (2.2%)
    UNITED STATES (2.2%)
    Compass Securitization
       4.517%, due 2/22/06 (capital markets)    (j)         808,266      808,266
    Den Danske Bank
       4.409%, due 2/6/06 (capital markets)     (j)       1,205,681    1,205,681
    Fairway Finance
       4.449%, due 2/21/06 (capital markets)    (j)       1,124,809    1,124,809
    Falcon Asset Securitization Corp.
       4.441%, due 3/9/06 (capital markets)     (j)         723,750      723,750
    Goldman Sachs Group, Inc.
       4.34%, due 2/10/06 (capital markets)                 620,000      619,327
    Greyhawk Funding
       4.397%, due 2/13/06 (capital markets)    (j)         646,613      646,613
    Liberty Street
       4.527%, due 3/15/06 (capital markets)    (j)         484,959      484,959
    Park Avenue Receivables Corp.
       4.506%, due 2/23/06 (capital markets)    (j)         969,919      969,919
    Prefco Enterprises, Inc.
       4.518%, due 2/27/06 (capital markets)    (j)         565,786      565,786
    Ranger Funding LLC
       4.523%, due 3/7/06 (capital markets)     (j)         573,869      573,869
    Yorktown Capital LLC
       4.358%, due 2/2/06 (capital markets)     (j)       1,613,406    1,613,406
                                                                      ----------
    Total Commercial Paper
       (Cost $9,336,385)                                               9,336,385
                                                                      ----------

    FEDERAL AGENCY (3.5%)
    UNITED STATES (3.5%)
    Federal Home Loan Mortgage Corporation
       (Discount Note)
       4.35%, due 2/1/06 (u.s. federal
       agencies)                                         14,975,000   14,975,000
                                                                      ----------
    Total Federal AGENCY

       (Cost $14,975,000)                                             14,975,000
                                                                      ----------

                                                           SHARES
                                                         ----------
    INVESTMENT COMPANY (1.5%)
    UNITED STATES (1.5%)
    BGI Institutional Money Market Fund
       (investment companies)                     (j)     6,693,547    6,693,547
                                                                      ----------
    Total Investment Company
       (Cost $6,693,547)                                               6,693,547
                                                                      ----------

                                                         PRINCIPAL
                                                          AMOUNT
                                                         ----------
    REPURCHASE AGREEMENT (0.1%)
    UNITED STATES (0.1%)
    Morgan Stanley & Co.
       4.605% dated 1/31/06
       due 2/1/06 Proceeds at Maturity $485,021
       (Collateralized by various bonds with a
       Principal Amount of $497,240 and
       Market Value of $497,833) (capital markets)(j)    $  484,959      484,959
                                                                      ----------

    Total Repurchase Agreement
       (Cost $484,959)                                                   484,959
                                                                      ----------

    TIME DEPOSITS (4.6%)
    UNITED STATES (4.6%)
    Abbey National PLC
       4.40%, due 3/1/06 (capital markets)        (j)     1,778,185   1,778,185
    Bank of America
       4.52%, due 3/27/06 (capital markets)       (j)(k)  1,616,531   1,616,531
    Bank of Nova Scotia
       4.50%, due 3/24/06 (capital markets)       (j)     1,293,225   1,293,225
    Barclays
       4.425%, due 3/6/06 (capital markets)       (j)     1,616,531   1,616,531
    Credit Suisse First Boston Corp.
       4.50%, due 3/24/06 (capital markets)       (j)     1,131,572   1,131,572
    Deutsche Bank
       4.29%, due 2/1/06 (capital markets)        (j)     1,454,878   1,454,878
    Dexia Group
       4.52%, due 3/27/06 (capital markets)       (j)     1,293,225   1,293,225
    First Tennessee National Corp.
       4.39%, due 2/13/06 (capital markets)       (j)     1,616,531   1,616,531
    Fortis Bank
       4.35%, due 2/8/06 (capital markets)        (j)     1,616,532   1,616,532
       4.50%, due 2/28/06 (capital markets)       (j)     1,616,532   1,616,532
    National Australia Bank
       4.46%, due 2/1/06 (capital markets)        (j)     1,616,531   1,616,531
    Societe Generale
       4.50%, due 2/6/06 (capital markets)        (j)     1,778,185   1,778,185
    Wells Fargo & Co.
       4.50%, due 3/20/06 (capital markets)       (j)     1,454,878   1,454,878
                                                                    -----------
    Total Time Deposits
       (Cost $19,883,336)                                            19,883,336
                                                                    -----------

    Total Short-Term Investments
       (Cost $52,504,799)                                          52,504,799
                                                                 ------------
    Total Investments
       (Cost $395,038,705)                    (l)        104.3%   450,830,413 (m)
    Liabilities in Excess of
       Cash and Other Assets                              (4.3)   (18,525,597)
                                                    ----------   ------------
    Net Assets                                           100.0%  $432,304,816
                                                    ==========   ============

+    Percentages indicated are based on Fund net assets.

@    Less than one tenth of a percent.

& Among the Fund's 10 largest holdings, excluding short-term investments. One of the 10 largest holdings, may be a security traded on more than one exchange. May be subject to change daily.

(a)  Represents security, or a portion thereof, which is out on loan.

(b)  ADR - American Depositary Receipt.

(c)  GDR - Global Depositary Receipt.

(d)  Non-income producing security.

(e)  May be sold to institutional investors only.

(f)  Security primarily trades on New York Stock Exchange.

(g) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(h) The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE) is an unmanaged index that is considered to be representative of the international stock market.

(i)  The following abbreviation is used in the above portfolio: (euro)--Euro.

(j) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)  Floating rate. Rate shown is the rate in effect at January 31, 2006.

(l)  The cost for federal income tax purposes is $395,145,112.

(m) At January 31, 2006 net unrealized appreciation for securities was $55,685,301, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $58,977,150 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $3,291,849.


                                                                                           Contract         Unrealized
                                                                       Contract             Amount         Appreciation/
Foreign currency forward contracts open at January 31, 2006          Amount Sold          Purchased        (Depreciation)

Foreign Currency Sale Contracts

Canadian Dollar vs. Australian Dollar, expiring 2/14/06                C$2,010000         A$2,326,389          ($1,879)

Canadian Dollar vs. Swedish Krona, expiring 5/30/06                   C$6,115,000        SK41,951,924          185,534

Swiss Francs vs. Japanese Yen, expiring 6/6/06                       CF16,050,000   Yen 1,472,330,700           43,363
------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on foreign currency forward
  contracts:                                                                                                  $227,018
------------------------------------------------------------------------------------------------------------------------
Foreign currency held at January 31, 2006                             Currency               Cost             Value

Australian Dollar                                                     A$1,968,144          $1,468,383       $1,492,345

Euro                                                               Euro 1,773,867           2,149,745        2,155,515

Japanese Yen                                                    Yen 2,018,534,915          17,323,066       17,207,578

Pound Sterling                                                      Pound 358,375             637,943          637,549
------------------------------------------------------------------------------------------------------------------------
                                                                                          $21,579,137      $21,492,987
------------------------------------------------------------------------------------------------------------------------

MAINSTAY LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS                            January 31, 2006 (unaudited)

                                                            SHARES      VALUE
                                                           -------   -----------
    COMMON STOCKS (95.8%)                            +
    AEROSPACE & DEFENSE (1.0%)
    United Technologies Corp.                               72,500   $ 4,231,825
                                                                     -----------
    BIOTECHNOLOGY (3.8%)
    Amgen, Inc.                                      (a)    73,400     5,350,126
    Genentech, Inc.                                  (a)    63,400     5,447,328
    Gilead Sciences, Inc.                            (a)    75,900     4,620,033
                                                                     -----------
                                                                      15,417,487
                                                                     -----------
    CAPITAL MARKETS (5.8%)
    Franklin Resources, Inc.                                86,300     8,500,550
    Goldman Sachs Group, Inc. (The)                         76,600    10,819,750
    Merrill Lynch & Co., Inc.                               58,000     4,354,060
                                                                     -----------
                                                                      23,674,360
                                                                     -----------
    CHEMICALS (2.2%)
    Ecolab, Inc.                                           101,300     3,627,553
    Monsanto Co.                                            65,500     5,541,955
                                                                     -----------
                                                                       9,169,508
                                                                     -----------
    COMMERCIAL SERVICES & SUPPLIES (0.8%)
    Robert Half International, Inc.                  (b)    94,900     3,466,697
                                                                     -----------
    COMMUNICATIONS EQUIPMENT (7.5%)
    Comverse Technology, Inc.                        (a)   159,700     4,374,183
    Corning, Inc.                                    (a)   194,200     4,728,770
    Motorola, Inc.                                         184,600     4,192,266
&   QUALCOMM, Inc.                                         280,200    13,438,392
    Research In Motion, Ltd.                         (a)    59,000     3,982,500
                                                                     -----------
                                                                      30,716,111
                                                                     -----------
    COMPUTERS & PERIPHERALS (2.3%)
    Apple Computer, Inc.                             (a)    53,800     4,062,438
    Network Appliance, Inc.                          (a)   168,100     5,244,720
                                                                     -----------
                                                                       9,307,158
                                                                     -----------
    CONSUMER FINANCE (3.8%)
    American Express Co.                                    78,700     4,127,815
&   SLM Corp.                                              204,200    11,427,032
                                                                     -----------
                                                                      15,554,847
                                                                     -----------
    ENERGY EQUIPMENT & SERVICES (7.4%)
    Baker Hughes, Inc.                                     111,300     8,619,072
    Cooper Cameron Corp.                             (a)    92,000     4,451,880
    Halliburton Co.                                  (b)   103,400     8,225,470
    Schlumberger, Ltd.                               (b)    72,600     9,252,870
                                                                     -----------
                                                                      30,549,292
                                                                     -----------

    FOOD & STAPLES RETAILING (2.2%)
    CVS Corp.                                              149,900     4,161,224
    Walgreen Co.                                           109,500     4,739,160
                                                                     -----------
                                                                       8,900,384
                                                                     -----------
    HEALTH CARE EQUIPMENT & SUPPLIES (7.0%)
    Alcon, Inc.                                             29,400     3,760,848
&   Fisher Scientific International, Inc.           (a)(b) 165,200    11,046,924
    Medtronic, Inc.                                         78,900     4,455,483
    St. Jude Medical, Inc.                          (a)    114,500     5,625,385
    Zimmer Holdings, Inc.                           (a)     57,200     3,943,940
                                                                     -----------
                                                                      28,832,580
                                                                     -----------
    HEALTH CARE PROVIDERS & SERVICES (8.3%)
&   Caremark Rx, Inc.                               (a)    290,700    14,331,510
&   UnitedHealth Group, Inc.                               232,100    13,791,382
    WellPoint, Inc.                                 (a)     77,300     5,936,640
                                                                     -----------
                                                                      34,059,532
                                                                     -----------
    HOTELS, RESTAURANTS & LEISURE (1.4%)
    Carnival Corp.                                  (b)    114,000     5,900,640
                                                                     -----------
    HOUSEHOLD PRODUCTS (2.9%)
&   Procter & Gamble Co. (The)                             200,600    11,881,538
                                                                     -----------
    INDUSTRIAL CONGLOMERATES (2.9%)
&   General Electric Co.                                   365,300    11,963,575
                                                                     -----------
    INTERNET & CATALOG RETAIL (1.5%)
    eBay, Inc.                                      (a)    138,100     5,952,110
                                                                     -----------
    INTERNET SOFTWARE & SERVICES (5.4%)
&   Google, Inc. Class A                            (a)     37,900    16,420,175
    Yahoo!, Inc.                                    (a)    170,900     5,868,706
                                                                     -----------
                                                                      22,288,881
                                                                     -----------
    IT SERVICES (0.9%)
    Paychex, Inc.                                          104,100     3,784,035
                                                                     -----------
    MACHINERY (3.0%)
    Caterpillar, Inc.                                       66,000     4,481,400
    Danaher Corp.                                          138,600     7,850,304
                                                                     -----------
                                                                      12,331,704
                                                                     -----------
    MULTILINE RETAIL (2.1%)
    Kohl's Corp.                                    (a)     89,000     3,950,710
    Target Corp.                                            85,700     4,692,075
                                                                     -----------
                                                                       8,642,785
                                                                     -----------
    OIL, GAS & CONSUMABLE FUELS (1.1%)
    Valero Energy Corp.                                     74,400     4,644,792
                                                                     -----------
    PHARMACEUTICALS (1.1%)
    Allergan, Inc.                                  (b)     38,600     4,493,040
                                                                     -----------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (6.6%)
&   Broadcom Corp. Class A                          (a)    169,000    11,525,800

    Linear Technology Corp.                      (b)       106,500     3,962,865
    Maxim Integrated Products, Inc.                        161,600     6,632,064
    Silicon Laboratories, Inc.                   (a)       105,900     5,213,457
                                                                     -----------
                                                                      27,334,186
                                                                     -----------
    SOFTWARE (4.0%)
&   Microsoft Corp.                                        438,500    12,343,775
    SAP AG, Sponsored ADR                        (b)(c)     83,100     4,268,847
                                                                     -----------
                                                                      16,612,622
                                                                     -----------
    SPECIALTY RETAIL (3.4%)
    Advance Auto Parts, Inc.                     (a)       143,850     6,267,545
    Lowe's Cos., Inc.                                      119,100     7,568,805
                                                                     -----------
                                                                      13,836,350
                                                                     -----------
    TEXTILES, APPAREL & LUXURY GOODS (1.1%)
    Coach, Inc.                                  (a)       125,500     4,511,725
                                                                     -----------
    THRIFTS & MORTGAGE FINANCE (1.6%)
    Golden West Financial Corp.                             92,700     6,546,474
                                                                     -----------
    TRADING COMPANIES & DISTRIBUTORS (1.7%)
    Fastenal Co.                                 (b)       183,800     7,011,970
                                                                     -----------
    WIRELESS TELECOMMUNICATION SERVICES (3.0%)
    America Movil S.A. de C.V. Class L, ADR      (c)       273,200     9,215,036
    NII Holdings, Inc.                           (a)        66,800     3,303,928
                                                                     -----------
                                                                      12,518,964
                                                                     -----------
    Total Common Stocks
       (Cost $333,027,338)                                           394,135,172
                                                                     -----------

                                                         PRINCIPAL
                                                          AMOUNT
                                                        ----------
    SHORT-TERM INVESTMENTS (8.6%)
    CERTIFICATE OF DEPOSIT (0.3%)
    Skandinaviska Enskilda Banken AB
       4.52%, due 2/22/06                        (d)(e) $1,085,370     1,085,370
                                                                      ----------
    Total Certificate of Deposit
       (Cost $1,085,370)                                               1,085,370
                                                                      ----------
    COMMERCIAL PAPER (2.0%)
    Compass Securitization
       4.517%, due 2/22/06                       (d)       775,265       775,265
    Den Danske Bank
       4.409%, due 2/6/06                        (d)     1,156,454     1,156,454
    Fairway Finance
       4.449%, due 2/21/06                       (d)     1,078,883     1,078,883
    Falcon Asset Securitization Corp.
       4.441%, due 3/9/06                        (d)       694,200       694,200
    Greyhawk Funding
       4.397%, due 2/13/06                       (d)       620,212       620,212
    Liberty Street
       4.527%, due 3/15/06                       (d)       465,159       465,159
    Park Avenue Receivables Corp.

       4.506%, due 2/23/06                     (d)       930,318         930,318
    Prefco Enterprises, Inc.
       4.518%, due 2/27/06                     (d)       542,685         542,685
    Ranger Funding
       4.523%, due 3/7/06                      (d)       550,438         550,438
    Yorktown Capital LLC
       4.358%, due 2/2/06                      (d)     1,547,531       1,547,531
                                                                      ----------
    Total Commercial Paper
       (Cost $8,361,145)                                              8,361,145
                                                                      ----------

                                                        SHARES
                                                      ----------
    INVESTMENT COMPANY (1.6%)
    BGI Institutional Money Market Fund        (d)     6,420,253       6,420,253
                                                                      ----------
    Total Investment Company
       (Cost $6,420,253)                                               6,420,253
                                                                      ----------

                                                       PRINCIPAL
                                                        AMOUNT
                                                      ----------
    REPURCHASE AGREEMENT (0.1%)
    Morgan Stanley & Co.
       4.605% dated 1/31/06
       due 2/1/06 Proceeds at Maturity $465,219
       (Collateralized by various bonds with a
       Principal Amount of $476,937
       and Market Value of $477,506)           (d)    $  465,159        465,159
                                                                   ------------
    Total Repurchase Agreement
       (Cost $465,159)                                                  465,159
                                                                   ------------
    TIME DEPOSITS (4.6%)
    Abbey National PLC
       4.40%, due 3/1/06                       (d)     1,705,582      1,705,582
    Bank of America
       4.52%, due 3/27/06                      (d)(e)  1,550,529      1,550,529
    Bank of Nova Scotia
       4.50%, due 3/24/06                      (d)     1,240,423      1,240,423
    Barclays
       4.425%, due 3/6/06                      (d)     1,550,529      1,550,529
    Credit Suisse First Boston Corp.
       4.50%, due 3/24/06                      (d)     1,085,370      1,085,370
    Deutsche Bank
       4.29%, due 2/1/06                       (d)     1,395,476      1,395,476
    Dexia Group
       4.52%, due 3/27/06                      (d)     1,240,423      1,240,423
    First Tennessee National Corp.
       4.39%, due 2/13/06                      (d)     1,550,529      1,550,529
    Fortis Bank
       4.35%, due 2/8/06                       (d)     1,550,529      1,550,529
       4.50%, due 2/28/06                      (d)     1,550,529      1,550,529
    National Australia Bank
       4.46%, due 2/1/06                       (d)     1,550,529      1,550,529
    Societe Generale
       4.50%, due 2/6/06                       (d)     1,705,582      1,705,582
    Wells Fargo & Co.
       4.50%, due 3/20/06                      (d)     1,395,476      1,395,476
                                                                   ------------
    Total Time Deposits

       (Cost $19,071,506)                                           19,071,506
                                                                   ------------
    Total Short-Term Investments
       (Cost $35,403,433)                                            35,403,433
                                                                   ------------
    Total Investments
       (Cost $368,430,771)                      (f)        104.4%   429,538,605(g)
    Liabilities in Excess of
       Cash and Other Assets                                (4.4)   (18,103,701)
                                                      ----------   ------------
    Net Assets                                             100.0%  $411,434,904
                                                      ==========   ============

+    Percentages indicated are based on Fund net assets.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents security, or a portion thereof, which is out on loan.

(c)  ADR - American Depositary Receipt.

(d) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  Floating rate. Rate shown is the rate in effect at January 31, 2006.

(f)  The cost for federal income tax purposes is $369,617,441.

(g) At January 31, 2006 net unrealized appreciation was $59,921,164, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $62,440,975 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,519,811.

MAINSTAY MAP FUND
PORTFOLIO OF INVESTMENTS                            January 31, 2006 (unaudited)

                                                           SHARES       VALUE
                                                         ---------   -----------
    COMMON STOCKS (94.8%)                        +
    AEROSPACE & DEFENSE (2.9%)
    Boeing Co. (The)                                        45,100   $ 3,080,781
    Empresa Brasileira de Aeronautica S.A., ADR  (a)(b)     69,900     2,841,435
    GenCorp, Inc.                                (b)(c)     27,000       540,810
    Honeywell International, Inc.                          233,100     8,955,702
    Lockheed Martin Corp.                                   25,300     1,711,545
    Northrop Grumman Corp.                                 194,328    12,073,599
    Orbital Sciences Corp.                       (b)(c)    119,800     1,545,420
    Raytheon Co.                                           173,600     7,112,392
    Teledyne Technologies, Inc.                  (c)        96,150     3,142,182
                                                                     -----------
                                                                      41,003,866
                                                                     -----------
    AIRLINES (0.4%)
    Southwest Airlines Co.                                 349,100     5,746,186
                                                                     -----------
    AUTO COMPONENTS (0.1%)
    Goodyear Tire & Rubber Co. (The)             (b)(c)     95,650     1,495,966
                                                                     -----------
    BEVERAGES (0.2%)
    Coca-Cola Co. (The)                                     31,700     1,311,746
    PepsiCo, Inc.                                           29,341     1,677,718
                                                                     -----------
                                                                       2,989,464
                                                                     -----------
    BIOTECHNOLOGY (4.3%)
    Amgen, Inc.                                  (c)       188,800    13,761,632
    Amylin Pharmaceuticals, Inc.                 (b)(c)     36,598     1,551,755
    Chiron Corp.                                 (c)        80,000     3,648,000
    Cubist Pharmaceuticals, Inc.                 (c)        43,806       947,962
    Enzo Biochem, Inc.                           (c)        14,430       188,167
&   Genentech, Inc.                              (c)       258,700    22,227,504
    ImClone Systems, Inc.                        (b)(c)    303,700    10,942,311
    MedImmune, Inc.                              (c)       130,500     4,452,660
    Millennium Pharmaceuticals, Inc.             (c)        61,600       636,944
    OSI Pharmaceuticals, Inc.                    (b)(c)     64,820     1,825,331
                                                                     -----------
                                                                      60,182,266
                                                                     -----------
    CAPITAL MARKETS (6.0%)
    Ameriprise Financial, Inc.                              73,560     2,993,156
    Bank of New York Co., Inc. (The)             (b)       176,300     5,608,103
    Charles Schwab Corp. (The)                             811,900    12,008,001
    Jefferies Group, Inc.                                   66,300     3,611,361
    Knight Capital Group, Inc. Class A           (c)        24,432       278,280

    Lazard, Ltd. Class A                         (b)       251,500     9,018,790
    Merrill Lynch & Co., Inc.                              158,600    11,906,102
&   Morgan Stanley                                         321,400    19,750,030
    Northern Trust Corp.                                    22,055     1,151,492
    Nuveen Investments, Inc. Class A             (b)       254,400    11,542,128
    State Street Corp.                                      65,500     3,960,130
    Waddell & Reed Financial, Inc. Class A                  90,300     2,011,884
                                                                     -----------
                                                                      83,839,457
                                                                     -----------
    CHEMICALS (5.5%)
&   E.I. du Pont de Nemours & Co.                          690,000    27,013,500
    Eastman Chemical Co.                                    13,250       638,782
    Huntsman Corp.                               (c)       319,900     6,916,238
&   Monsanto Co.                                           301,707    25,527,429
    Mosaic Co. (The)                             (b)(c)     13,250       204,845
    Nalco Holding Co.                            (c)       542,800    10,014,660
    Rockwood Holdings, Inc.                      (c)       326,300     6,927,349
                                                                     -----------
                                                                      77,242,803
                                                                     -----------
    COMMERCIAL BANKS (1.7%)
    Bank of America Corp.                                   13,724       607,013
    Popular, Inc.                                (b)       430,398     8,741,383
    Royal Bank of Scotland Group PLC                       313,003     9,688,883
    Wachovia Corp.                                          74,400     4,079,352
                                                                     -----------
                                                                      23,116,631
                                                                     -----------
    COMMERCIAL SERVICES & SUPPLIES (3.4%)
    Adesa, Inc.                                             39,800     1,018,880
    Allied Waste Industries, Inc.                (b)(c)  1,035,600     9,413,604
    Aramark Corp. Class B                        (b)       366,000     9,753,900
    Cendant Corp.                                          125,400     2,099,196
    Coinstar, Inc.                               (b)(c)     26,887       669,486
    Hewitt Associates, Inc. Class A              (b)(c)    102,200     2,728,740
    Korn/Ferry International                     (c)        24,600       486,096
    Manpower, Inc.                                         289,000    15,556,870
    Navigant Consulting, Inc.                    (c)       172,200     3,912,384
    On Assignment, Inc.                          (c)        19,300       239,899
    PHH Corp.                                    (c)        44,220     1,273,978
    Waste Management, Inc.                                  38,000     1,200,040
                                                                     -----------
                                                                      48,353,073
                                                                     -----------
    COMMUNICATIONS EQUIPMENT (3.0%)
    ADC Telecommunications, Inc.                 (b)(c)     53,968     1,368,628
    CommScope, Inc.                              (c)        40,659       898,970
    Enterasys Networks, Inc.                     (c)        12,406       169,466
    Finisar Corp.                                (c)       421,389     1,137,750
&   Harris Corp.                                           455,000    21,125,650
    NETGEAR, Inc.                                (c)        13,868       251,288
    NMS Communications Corp.                     (c)       167,936       589,455
    Nokia Oyj, ADR                               (a)       744,200    13,678,396
    Nortel Networks Corp.                        (c)         5,472        16,416
    Polycom, Inc.                                (c)        71,998     1,395,321

    Stratex Networks, Inc.                           (c)    163,297      677,683
                                                                      ----------
                                                                      41,309,023
                                                                      ----------
    COMPUTERS & PERIPHERALS (0.3%)
    ActivCard Corp.                                  (c)     52,567      186,613
    Advanced Digital Information Corp.               (c)     17,464      174,815
    Avid Technology, Inc.                            (c)      6,557      325,686
    Innovex, Inc., MN                                (c)     31,000      128,340
    Lexmark International, Inc. Class A              (c)     13,800      670,266
    McData Corp. Class A                             (c)     65,100      277,977
    Sun Microsystems, Inc.                           (c)    561,797    2,528,086
                                                                      ----------
                                                                       4,291,783
                                                                      ----------
    CONSTRUCTION & ENGINEERING (0.4%)
    Chicago Bridge & Iron Co. NV                             42,000    1,295,700
    Foster Wheeler, Ltd.                             (c)     32,836    1,617,173
    Jacobs Engineering Group, Inc.                   (c)     30,400    2,534,448
                                                                      ----------
                                                                       5,447,321
                                                                      ----------
    CONSTRUCTION MATERIALS (0.3%)
    Vulcan Materials Co.                                     53,389    3,837,601
                                                                      ----------
    CONSUMER FINANCE (1.4%)
&   American Express Co.                                    367,800   19,291,110
    Rewards Network, Inc.                            (c)     11,700       80,730
                                                                      ----------
                                                                      19,371,840
                                                                      ----------
    CONTAINERS & PACKAGING (0.4%)
    Smurfit-Stone Container Corp.                    (c)      8,050      102,959
    Temple-Inland, Inc.                                     107,300    5,032,370
                                                                      ----------
                                                                       5,135,329
                                                                      ----------
    DIVERSIFIED CONSUMER SERVICES (0.9%)
    DeVry, Inc.                                      (c)    272,000    6,253,280
    Education Management Corp.                       (c)    204,000    6,246,480
    Vertrue, Inc.                                    (b)(c)   5,800      250,908
                                                                      ----------
                                                                      12,750,668
                                                                      ----------
    DIVERSIFIED FINANCIAL SERVICES (1.8%)
    Capitalsource, Inc.                              (b)     27,877      612,187
    CIT Group, Inc.                                          26,600    1,418,844
    Citigroup, Inc.                                         256,300   11,938,454
    JPMorgan Chase & Co.                                    269,780   10,723,755
                                                                      ----------
                                                                      24,693,240
                                                                      ----------
    DIVERSIFIED TELECOMMUNICATION SERVICES (1.3%)
    AT&T, Inc.                                               15,500      402,225
    Cincinnati Bell, Inc.                            (c)    236,350      827,225
    Citizens Communications Co.                             738,300    9,058,941
    Global Crossing, Ltd.                            (b)(c)  38,365      650,287
    IDT Corp. Class B                                (b)(c) 546,200    6,745,570
                                                                      ----------

                                                                      17,684,248
                                                                      ----------
    ELECTRIC UTILITIES (0.5%)
    ALLETE, Inc.                                              8,200      363,178
    American Electric Power Co., Inc.                        60,000    2,239,200
    Duquesne Light Holdings, Inc.                   (b)      61,800    1,111,164
    Westar Energy, Inc.                                     131,700    2,713,020
                                                                      ----------
                                                                       6,426,562
                                                                      ----------
    ELECTRICAL EQUIPMENT (0.1%)
    Rockwell Automation, Inc.                                25,800    1,704,606
                                                                      ----------
    ELECTRONIC EQUIPMENT & INSTRUMENTS (0.8%)
    Agilent Technologies, Inc.                      (c)     135,570    4,597,179
    Itron, Inc.                                     (c)       4,346      208,043
    Sanmina-SCI Corp.                               (c)     384,039    1,616,804
    Solectron Corp.                                 (c)     186,100      710,902
    Symbol Technologies, Inc.                               286,556    3,538,967
                                                                      ----------
                                                                      10,671,895
                                                                      ----------
    ENERGY EQUIPMENT & SERVICES (3.4%)
    BJ Services Co.                                         191,500    7,753,835
    ENSCO International, Inc.                                11,600      592,992
    Key Energy Services, Inc.                       (c)      70,200    1,109,160
    Newpark Resources, Inc.                         (c)     159,750    1,452,127
    Parker Drilling Co.                             (c)      71,600      857,768
    Rowan Cos., Inc.                                        198,500    8,898,755
    Schlumberger, Ltd.                              (b)     109,325   13,933,471
    Tidewater, Inc.                                 (b)      68,600    4,007,612
    Weatherford International, Ltd.                 (b)(c)  215,600    9,654,568
                                                                      ----------
                                                                      48,260,288
                                                                      ----------
    FOOD & STAPLES RETAILING (3.4%)
    Cadbury Schweppes PLC ADR                               975,800    9,582,434
    CVS Corp.                                               152,276    4,227,182
    Kroger Co. (The)                                (c)     702,900   12,933,360
    Longs Drug Stores Corp.                                  21,200      741,788
    Pathmark Stores, Inc.                           (c)      92,017      999,305
    Performance Food Group Co.                      (b)(c)  433,500   11,951,595
    Rite Aid Corp.                                  (c)      83,850      301,021
    Wal-Mart Stores, Inc.                                   149,100    6,875,001
                                                                      ----------
                                                                      47,611,686
                                                                      ----------
    FOOD PRODUCTS (0.8%)
    Archer-Daniels-Midland Co.                              233,340    7,350,210
    Bunge, Ltd.                                     (b)      41,000    2,417,360
    Hormel Foods Corp.                                       30,300    1,015,959
                                                                      ----------
                                                                      10,783,529
                                                                      ----------
    GAS UTILITIES (0.2%)
    Nicor, Inc.                                     (b)      21,050      860,945
    Peoples Energy Corp.                                     49,200    1,831,224
                                                                      ----------

                                                                       2,692,169
                                                                      ----------
    HEALTH CARE EQUIPMENT & SUPPLIES (1.0%)
    ArthroCare Corp.                               (b)(c)    19,110      855,937
    Baxter International, Inc.                               30,000    1,105,500
    Boston Scientific Corp.                        (b)(c)   440,350    9,630,455
    Gen-Probe, Inc.                                (c)       25,068    1,264,179
    Hospira, Inc.                                  (c)       25,500    1,141,125
    SurModics, Inc.                                (b)(c)    13,792      508,649
                                                                      ----------
                                                                      14,505,845
                                                                      ----------
    HEALTH CARE PROVIDERS & SERVICES (2.0%)
    Cerner Corp.                                   (b)(c)   252,884   11,379,780
    Community Health Systems, Inc.                 (c)      184,600    6,717,594
    Emdeon Corp.                                   (b)(c)    91,346      853,172
    Humana, Inc.                                   (c)       29,200    1,628,484
    IMS Health, Inc.                                         11,215      275,889
    Medco Health Solutions, Inc.                   (c)      119,300    6,454,130
    SunLink Health Systems, Inc.                   (c)       42,025      420,250
    Universal Health Services, Inc.
    Class B                                        (b)        3,000      142,530
                                                                      ----------
                                                                      27,871,829
                                                                      ----------
    HOTELS, RESTAURANTS & LEISURE (1.5%)
    Alliance Gaming Corp.                          (b)(c)   335,100    5,096,871
    Hilton Hotels Corp.                                     133,300    3,323,169
    McDonald's Corp.                                        139,000    4,866,390
    Pinnacle Entertainment, Inc.                   (b)(c)   272,800    7,862,096
                                                                      ----------
                                                                      21,148,526
                                                                      ----------
    HOUSEHOLD DURABLES (0.0%)                       @
    Newell Rubbermaid, Inc.                                   9,500      224,580
                                                                      ----------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
       (3.0%)
    AES Corp. (The)                                (c)      174,357    2,971,043
    Black Hills Corp.                                        14,150      503,740
&   Duke Energy Corp.                              (b)    1,047,600   29,699,460
    Dynegy, Inc. Class A                           (b)(c)   220,500    1,212,750
    TXU Corp.                                               146,000    7,393,440
                                                                      ----------
                                                                      41,780,433
                                                                      ----------
    INDUSTRIAL CONGLOMERATES (1.3%)
    3M Co.                                                   16,390    1,192,373
    Tyco International, Ltd.                                650,758   16,952,246
                                                                      ----------
                                                                      18,144,619
                                                                      ----------
    INSURANCE (6.7%)
    Allstate Corp. (The)                                    123,400    6,422,970
    American International Group, Inc.                      231,000   15,121,260
    Axis Capital Holdings, Ltd.                             388,400   11,613,160
    Benfield Group, Ltd.                                    930,000    5,964,364
    Covanta Holding Corp.                          (c)      261,073    4,516,563

    Genworth Financial, Inc. Class A                         21,800      714,168
    Marsh & McLennan Cos., Inc.                              14,700      446,733
&   MetLife, Inc.                                           402,400   20,184,384
    Montpelier Re Holdings, Ltd.                  (b)       379,400    7,322,420
    Ohio Casualty Corp.                                     120,173    3,622,014
    Phoenix Cos., Inc. (The)                      (b)        11,700      176,553
    Principal Financial Group, Inc.                          63,000    2,971,080
    St. Paul Travelers Cos., Inc. (The)                      98,110    4,452,232
    UnumProvident Corp.                                     223,200    4,537,656
    USI Holdings Corp.                            (c)        48,271      679,656
    W.R. Berkley Corp.                                      111,700    5,517,980
                                                                      ----------
                                                                      94,263,193
                                                                      ----------
    INTERNET & CATALOG RETAIL (1.6%)
    Expedia, Inc.                                 (b)(c)    284,550    7,403,991
    IAC/InterActiveCorp.                          (b)(c)    380,050   11,029,051
    Priceline.com, Inc.                           (b)(c)    126,352    2,786,062
    Stamps.com, Inc.                              (c)        37,674    1,074,086
                                                                      ----------
                                                                      22,293,190
                                                                      ----------
    INTERNET SOFTWARE & SERVICES (0.5%)
    Blue Coat Systems, Inc.                       (b)(c)     30,163    1,236,381
    Internet Capital Group, Inc.                  (c)        18,400      166,704
    S1 Corp.                                      (c)       330,066    1,376,375
    Vignette Corp.                                (c)        24,210      410,117
    Yahoo!, Inc.                                  (c)       131,554    4,517,564
                                                                      ----------
                                                                       7,707,141
                                                                      ----------
    IT SERVICES (0.7%)
    BISYS Group, Inc. (The)                       (c)        17,400      252,126
    CheckFree Corp.                               (c)         9,300      481,926
    Computer Sciences Corp.                       (c)        32,100    1,627,470
    eFunds Corp.                                  (c)       275,694    6,500,865
    Electronic Data Systems Corp.                            38,000      957,220
    First Data Corp.                                          8,226      370,993
                                                                      ----------
                                                                      10,190,600
                                                                      ----------
    MACHINERY (1.2%)
    Dover Corp.                                             298,300   13,700,919
    Navistar International Corp.                  (c)        89,800    2,442,560
                                                                      ----------
                                                                      16,143,479
                                                                      ----------
    MARINE (0.9%)
    American Commercial Lines, Inc.               (c)       360,593   12,025,782
                                                                      ----------
    MEDIA (5.6%)
    Cablevision Systems Corp. New York Group
    Class A                                       (c)        78,200    1,923,720
    Comcast Corp. Class A                         (c)        64,800    1,802,736
    DIRECTV Group, Inc. (The)                     (c)        46,800      647,244
    Discovery Holding Co. Class A                 (b)(c)    633,130    9,598,251
    Dow Jones & Co., Inc.                                     5,500      209,055

    Gemstar-TV Guide International, Inc.       (c)        2,812,386    9,280,874
    Liberty Global, Inc. Class A               (b)(c)        55,178    1,180,809
    Liberty Global, Inc. Class C               (c)           55,178    1,115,699
    Liberty Media Corp. Class A                (c)          641,300    5,361,268
    Pearson PLC, Sponsored ADR                 (a)        1,048,900   13,635,700
    PRIMEDIA, Inc.                             (c)          122,378      245,980
    Radio One, Inc. Class D                    (c)        1,012,200   11,093,712
    Time Warner, Inc.                          (b)          108,500    1,902,005
    Viacom, Inc. Class B                       (c)          267,558   11,098,306
    VNU N.V.                                                232,500    7,789,142
    Westwood One, Inc.                                      137,500    2,061,125
                                                                      ----------
                                                                      78,945,626
                                                                      ----------
    METALS & MINING (1.5%)
    Alcoa, Inc.                                             230,400    7,257,600
    Alpha Natural Resources, Inc.              (c)          165,700    3,898,921
    Harmony Gold Mining Co., Ltd., Sponsored
       ADR                                     (a)(b)(c)    397,300    7,401,699
    United States Steel Corp.                                37,600    2,246,600
                                                                      ----------
                                                                      20,804,820
                                                                      ----------
    MULTILINE RETAIL (0.1%)
    Big Lots, Inc.                             (c)           97,400    1,302,238
                                                                      ----------
    MULTI-UTILITIES (1.5%)
    Aquila, Inc.                               (c)          977,000    3,566,050
    CMS Energy Corp.                           (b)(c)       104,600    1,513,562
    DTE Energy Co.                                           52,300    2,207,060
    Sempra Energy                                           274,500   13,189,725
                                                                      ----------
                                                                      20,476,397
                                                                      ----------
    OFFICE ELECTRONICS (0.0%)                  @
    Xerox Corp.                                (b)(c)        25,100      359,181
                                                                      ----------
    OIL, GAS & CONSUMABLE FUELS (6.0%)
    Amerada Hess Corp.                                       16,500    2,554,200
    Anadarko Petroleum Corp.                                 75,900    8,183,538
    Chesapeake Energy Corp.                    (b)           70,500    2,470,320
    Chevron Corp.                                            97,362    5,781,356
    ConocoPhillips                                           30,278    1,958,987
&   Devon Energy Corp.                         (b)          269,742   18,399,102
    ExxonMobil Corp.                                        111,500    6,996,625
    Foundation Coal Holdings, Inc.                           12,900      573,534
    International Coal Group, Inc.             (c)          126,800    1,283,216
    James River Coal Co.                       (b)(c)        13,574      577,574
    Kerr-McGee Corp.                                         10,975    1,211,530
    Kinder Morgan, Inc.                                      54,450    5,240,813
    Marathon Oil Corp.                                       43,400    3,336,158
    Massey Energy Co.                                         7,550      311,438
    Murphy Oil Corp.                                         38,400    2,188,800
    Noble Energy, Inc.                                       68,100    3,151,668
    Occidental Petroleum Corp.                               81,700    7,982,907
    Pogo Producing Co.                                      163,500    9,808,365

    Williams Cos., Inc. (The)                                68,800    1,640,192
                                                                      ----------
                                                                      83,650,323
                                                                      ----------
    PAPER & FOREST PRODUCTS (1.1%)
    International Paper Co.                                  87,400    2,851,862
    MeadWestvaco Corp.                                      378,049   10,090,128
    Weyerhaeuser Co.                                         38,600    2,692,736
                                                                      ----------
                                                                      15,634,726
                                                                      ----------
    PHARMACEUTICALS (4.7%)
    Abbott Laboratories                                     273,200   11,788,580
    Andrx Corp.                                    (c)      387,700    6,804,135
    Eli Lilly & Co.                                          14,400      815,328
    IVAX Corp.                                     (b)(c)   378,875   11,764,069
    Pfizer, Inc.                                            494,700   12,703,896
    Sanofi-Aventis, ADR                            (a)      219,900   10,115,400
    Watson Pharmaceuticals, Inc.                   (c)      339,700   11,240,673
                                                                      ----------
                                                                      65,232,081
                                                                      ----------
    REAL ESTATE (1.0%)
    Boykin Lodging Co.                             (c)      103,400    1,344,200
    Crescent Real Estate Equities Co.                        20,100      425,919
    Friedman, Billings, Ramsey Group, Inc.
       Class A                                     (b)       23,100      267,498
    Health Care Property Investors, Inc.           (b)      145,746    4,044,452
    Mills Corp. (The)                                        16,600      688,070
    St. Joe Co. (The)                              (b)       36,500    2,315,925
    Trizec Properties, Inc.                                  30,200      703,358
    United Dominion Realty Trust, Inc.             (b)      169,270    4,301,151
                                                                      ----------
                                                                      14,090,573
                                                                      ----------
    ROAD & RAIL (3.1%)
    Celadon Group, Inc.                            (c)       69,626    2,158,406
    CSX Corp.                                               301,700   16,150,001
    Norfolk Southern Corp.                                   46,550    2,320,052
    Swift Transportation Co., Inc.                 (c)       80,163    1,894,252
&   Union Pacific Corp.                                     230,000   20,345,800
    Werner Enterprises, Inc.                                 39,895      859,737
                                                                      ----------
                                                                      43,728,248
                                                                      ----------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.5%)
    Applied Micro Circuits Corp.                   (c)      317,050    1,043,095
    Intel Corp.                                             416,900    8,867,463
    Maxim Integrated Products, Inc.                         123,300    5,060,232
    NVIDIA Corp.                                   (c)       64,365    2,893,850
    ON Semiconductor Corp.                         (b)(c)    49,489      371,662
    Skyworks Solutions, Inc.                       (c)       83,278      439,708
    Three-Five Systems, Inc.                       (c)       91,500       25,163
    Vitesse Semiconductor Corp.                    (c)      626,552    1,629,035
    Zoran Corp.                                    (c)       15,200      298,072
                                                                      ----------
                                                                      20,628,280
                                                                      ----------

    SOFTWARE (4.0%)
    BEA Systems, Inc.                           (c)      900,100       9,334,037
    Blackboard, Inc.                            (c)       25,339         652,479
    Computer Associates International, Inc.     (b)      296,900       8,105,370
    Compuware Corp.                             (c)      374,872       3,088,945
    i2 Technologies, Inc.                       (b)(c)    36,300         602,580
    Manhattan Associates, Inc.                  (c)      421,100       9,163,136
    Microsoft Corp.                                      545,000      15,341,750
    MSC.Software Corp.                          (b)(c)    41,800         775,390
    NetIQ Corp.                                 (c)      215,181       2,827,478
    Novell, Inc.                                (c)      183,046       1,782,868
    TIBCO Software, Inc.                        (c)      481,400       3,846,386
    WatchGuard Technologies, Inc.               (c)       49,750         201,488
    Wind River Systems, Inc.                    (c)       45,199         604,763
                                                                   -------------
                                                                      56,326,670
                                                                   -------------
    SPECIALTY RETAIL (0.4%)
    Blockbuster, Inc. Class A                   (b)    1,068,400       4,412,492
    Circuit City Stores, Inc.                             15,900         400,839
    Restoration Hardware, Inc.                  (c)       55,174         288,560
                                                                   -------------
                                                                       5,101,891
                                                                   -------------
    THRIFTS & MORTGAGE FINANCE (0.2%)
    New York Community Bancorp, Inc.            (b)       12,900         220,074
    Washington Mutual, Inc.                               51,225       2,167,842
                                                                   -------------
                                                                       2,387,916
                                                                   -------------
    WIRELESS TELECOMMUNICATION SERVICES (0.2%)
    Sprint Nextel Corp.                                  145,708       3,335,256
                                                                   -------------
    Total Common Stocks
       (Cost $1,048,906,921)                                       1,324,944,943
                                                                   -------------
    CONVERTIBLE PREFERRED STOCK (0.0%)           @
    HOTELS, RESTAURANTS & LEISURE (0.0%)         @
    Six Flags, Inc.
       7.25%                                              23,200         539,400
                                                                   -------------
    Total Convertible Preferred Stock
       (Cost $531,896)                                                   539,400
                                                                   -------------

                                                       NUMBER OF
                                                        WARRANTS
                                                       ---------
    WARRANT (0.1%)
    MARINE (0.1%)
    American Commercial Lines, Inc.
       Strike price $12.00
       Expire 1/12/09                           (c)        6,765         821,271
                                                                   -------------
    Total Warrant
       (Total Cost $3,173,826)                                           821,271
                                                                   -------------

                                                           PRINCIPAL
                                                            AMOUNT
                                                          ----------
    LONG-TERM BONDS (0.1%)
    CONVERTIBLE BONDS (0.1%)
    COMMERCIAL SERVICES (0.1%)
    Rewards Network, Inc.
       3.25%, due 10/15/23                                $1,100,000     880,000
                                                                       ---------
    INTERNET (0.0%)                              @
    i2 Technologies, Inc.
       5.25%, due 12/15/06                                    98,000      97,265
                                                                       ---------
    PHARMACEUTICALS (0.0%)                       @
    NPS Pharmaceuticals, Inc.
      3.00%, due 6/15/08                                     583,000     518,870
                                                                       ---------
    Total Convertible Bonds
       (Cost $1,506,273)                                               1,496,135
                                                                       ---------
    CORPORATE BOND (0.0%)                        @
    MARINE (0.0%)                                @
    American Commercial Lines LLC
       11.25%, due 1/1/08                       (d)(e)     5,511,870      50,000
                                                                       ---------
    Total Corporate Bond
       (Cost $260)                                                        50,000
                                                                       ---------
    Total Long-Term Bonds
       (Cost $1,506,533)                                               1,546,135
                                                                       ---------
    SHORT-TERM INVESTMENTS (19.6%)
    CERTIFICATE OF DEPOSIT (0.5%)
    Skandinaviska Enskilda Banken AB
       4.52%, due 2/22/06                       (f)(g)     6,217,186   6,217,186
                                                                      ----------
    Total Certificate of Deposit
       (Cost $6,217,186)                                               6,217,186
                                                                      ----------
    COMMERCIAL PAPER (8.5%)
    Citigroup Funding, Inc.
       4.421%, due 2/1/06                                 26,906,000  26,906,000
    Compass Securitization
       4.517%, due 2/22/06                      (f)        4,440,847   4,440,847
    Den Danske Bank

       4.409%, due 2/6/06                        (f)     6,624,362     6,624,362
    Fairway Finance
       4.449%, due 2/21/06                       (f)     6,180,026     6,180,026
    Falcon Asset Securitization Corp.
       4.441%, due 3/9/06                        (f)     3,976,494     3,976,494
    Greyhawk Funding
       4.397%, due 2/13/06                       (f)     3,552,678     3,552,678
    Investors Bank & Trust Depository Receipt
       3.05%, due 2/1/06                                44,504,673    44,504,673
    Liberty Street
       4.527%, due 3/15/06                       (f)     2,664,508     2,664,508
    Park Avenue Receivables Corp.
       4.506%, due 2/23/06                       (f)     5,329,017     5,329,017
    Prefco Enterprises, Inc.
       4.518%, due 2/27/06                       (f)     3,108,593     3,108,593
    Ranger Funding LLC
       4.523%, due 3/7/06                        (f)     3,153,002     3,153,002
    Yorktown Capital LLC
       4.358%, due 2/2/06                        (f)     8,864,523     8,864,523
                                                                     -----------
    Total Commercial Paper
       (Cost $119,304,723)                                           119,304,723
                                                                     -----------

                                                           SHARES
                                                        ----------
    INVESTMENT COMPANY (2.6%)
    BGI Institutional Money Market Fund          (f)    36,776,300    36,776,300
                                                                      ----------
    Total Investment Company
       (Cost $36,776,300)                                             36,776,300
                                                                      ----------


                                                         PRINCIPAL
                                                          AMOUNT
                                                        ----------
    REPURCHASE AGREEMENT (0.2%)
    Morgan Stanley & Co.
       4.605% dated 1/31/06
       due 2/1/06 Proceeds at Maturity $2,664,849
       (Collateralized by various bonds with a
       Principal Amount of $2,731,979
       and Market Value of $2,735,237)
                                                 (f)    $2,664,508     2,664,508
                                                                      ----------
    Total Repurchase Agreement
       (Cost $2,664,508)                                               2,664,508
                                                                      ----------
    TIME DEPOSITS (7.8%)
    Abbey National PLC
       4.40%, due 3/1/06                         (f)     9,769,864     9,769,864
    Bank of America
       4.52%, due 3/27/06                        (f)(g)  8,881,694     8,881,694
    Bank of Nova Scotia
       4.50%, due 3/24/06                        (f)     7,105,356     7,105,356
    Barclays
       4.425%, due 3/6/06                        (f)     8,881,694     8,881,694

    Credit Suisse First Boston Corp.
       4.50%, due 3/24/06                      (f)    6,217,186        6,217,186
    Deutsche Bank
       4.29%, due 2/1/06                       (f)    7,993,525        7,993,525
    Dexia Group
       4.52%, due 3/27/06                      (f)    7,105,356        7,105,356
    First Tennessee National Corp.
       4.39%, due 2/13/06                      (f)    8,881,695        8,881,695
    Fortis Bank
       4.35%, due 2/8/06                       (f)    8,881,695        8,881,695
       4.50%, due 2/28/06                      (f)    8,881,695        8,881,695
    National Australia Bank
       4.46%, due 2/1/06                       (f)    8,881,694        8,881,694
    Societe Generale
       4.50%, due 2/6/06                       (f)    9,769,864        9,769,864
    Wells Fargo & Co.
       4.50%, due 3/20/06                      (f)    7,993,525        7,993,525
                                                                  --------------
    Total Time Deposits
       (Cost $109,244,843)                                           109,244,843
                                                                  --------------
    Total Short-Term Investments
       (Cost $274,207,560)                                           274,207,560
                                                                  --------------
    Total Investments
       (Cost $1,328,326,736)                   (g)        114.6%   1,602,059,309(h)
    Liabilities in Excess of
       Cash and Other Assets                              (14.6)    (204,463,496)
                                                     ----------   --------------
    Net Assets                                            100.0%  $1,397,595,813
                                                     ==========   ==============

 +   Percentages indicated are based on Fund net assets.

 @   Less than one tenth of a percent.

 & Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  ADR - American Depositary Receipt.

(b)  Represents security, or a portion thereof, which is out on loan.

(c)  Non-income producing security.

(d) Fair valued security. The total market value of these securities at January 31, 2006 is $50,000, which reflects 0.0% of the Fund's net assets.

(e)  Escrow reserve-reserve account for disputed claims.

(f) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)  Floating rate. Rate shown is the rate in effect at January 31, 2006.

(g)  The cost for federal income tax purposes is $1,332,018,684.

(h)  At January 31, 2006 net unrealized appreciation was

     $270,040,625, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $308,360,609 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $38,319,984.

MAINSTAY MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS                            January 31, 2006 (unaudited)

                                                            SHARES      VALUE
                                                           -------   -----------
    COMMON STOCKS (98.6%)                          +
    AEROSPACE & DEFENSE (2.3%)
    Alliant Techsystems, Inc.                      (a)      32,950   $ 2,553,625
    L-3 Communications Holdings, Inc.                       22,600     1,831,052
                                                                     -----------
                                                                       4,384,677
                                                                     -----------
    AUTOMOBILES (0.5%)
    Winnebago Industries, Inc.                     (b)      31,800       995,658
                                                                     -----------
    BIOTECHNOLOGY (3.2%)
    Cephalon, Inc.                                 (a)(b)   27,100     1,921,119
    Invitrogen Corp.                               (a)      28,100     1,935,528
    MannKind Corp.                                 (a)(b)  117,700     2,130,370
                                                                     -----------
                                                                       5,987,017
                                                                     -----------
    BUILDING PRODUCTS (2.1%)
    Lennox International, Inc.                              60,000     1,917,000
    Simpson Manufacturing Co., Inc.                         54,800     2,120,212
                                                                     -----------
                                                                       4,037,212
                                                                     -----------
    CAPITAL MARKETS (1.6%)
    Affiliated Managers Group, Inc.                (a)(b)   32,000     2,969,600
                                                                     -----------
    CHEMICALS (1.3%)
    Scotts Miracle-Gro Co. (The) Class A                    49,300     2,440,350
                                                                     -----------
    COMMERCIAL BANKS (0.9%)
    UCBH Holdings, Inc.                                      1,400        24,290
    Westcorp                                                24,300     1,681,317
                                                                     -----------
                                                                       1,705,607
                                                                     -----------
    COMMUNICATIONS EQUIPMENT (0.4%)
    Avocent Corp.                                  (a)      22,000       731,940
                                                                     -----------
    COMPUTERS & PERIPHERALS (1.0%)
    QLogic Corp.                                   (a)      50,400     1,999,368
                                                                     -----------
    CONSTRUCTION & ENGINEERING (1.4%)
    Fluor Corp.                                    (b)      29,900     2,629,705
                                                                     -----------
    CONSTRUCTION MATERIALS (2.2%)
&   Eagle Materials, Inc.                          (b)      26,229     4,272,442
                                                                     -----------
    CONSUMER FINANCE (0.9%)
    Capital One Financial Corp.                             21,500     1,790,950
                                                                     -----------
    ELECTRONIC EQUIPMENT & INSTRUMENTS (1.5%)
    Amphenol Corp. Class A                                  36,400     1,850,212

    CDW Corp.                                               17,600       985,600
    Symbol Technologies, Inc.                                1,447        17,870
                                                                     -----------
                                                                       2,853,682
                                                                     -----------
    ENERGY EQUIPMENT & SERVICES (5.0%)
    Atwood Oceanics, Inc.                          (a)      28,100     2,729,353
    ENSCO International, Inc.                               54,500     2,786,040
&   National-Oilwell Varco, Inc.                   (a)      52,100     3,963,247
                                                                     -----------
                                                                       9,478,640
                                                                     -----------
    HEALTH CARE EQUIPMENT & SUPPLIES (5.2%)
    Cooper Cos., Inc. (The)                        (b)      28,700     1,590,841
    Cytyc Corp.                                    (a)      72,900     2,194,290
    Fisher Scientific International, Inc.          (a)      22,100     1,477,827
    Hospira, Inc.                                  (a)      40,100     1,794,475
    Varian Medical Systems, Inc.                   (a)(b)   45,300     2,727,513
                                                                     -----------
                                                                       9,784,946
                                                                     -----------
    HEALTH CARE PROVIDERS & SERVICES (10.4%)
    Caremark Rx, Inc.                              (a)      38,400     1,893,120
&   Coventry Health Care, Inc.                     (a)      67,750     4,035,868
    Health Net, Inc.                               (a)      47,000     2,320,390
    Henry Schein, Inc.                             (a)(b)   42,000     1,958,880
    Omnicare, Inc.                                          54,100     2,688,770
    Pharmaceutical Product Development, Inc.                31,700     2,193,006
    Quest Diagnostics, Inc.                                 33,000     1,631,190
    Sierra Health Services, Inc.                   (a)      74,600     2,955,652
                                                                     -----------
                                                                      19,676,876
                                                                     -----------
    HOTELS, RESTAURANTS & LEISURE (3.7%)
    Boyd Gaming Corp.                                       51,000     2,305,200
    Las Vegas Sands Corp.                          (a)(b)   49,300     2,531,555
    Penn National Gaming, Inc.                     (a)      67,000     2,150,700
                                                                     -----------
                                                                       6,987,455
                                                                     -----------
    HOUSEHOLD DURABLES (13.6%)
    Centex Corp.                                            33,300     2,377,287
&   D.R. Horton, Inc.                                      100,166     3,738,195
    Garmin, Ltd.                                   (b)      36,400     2,264,444
    Harman International Industries, Inc.          (b)      17,000     1,870,000
    Hovnanian Enterprises, Inc. Class A            (a)(b)   40,300     1,951,326
&   KB HOME                                                 46,600     3,550,920
    Lennar Corp. Class A                           (b)      35,200     2,202,112
    M.D.C. Holdings, Inc.                                   31,708     2,011,873
    Mohawk Industries, Inc.                        (a)      23,000     1,955,920
    Ryland Group, Inc.                                      29,700     2,149,092
    Stanley Works (The)                                     35,600     1,745,824
                                                                     -----------
                                                                      25,816,993
                                                                     -----------
    INSURANCE (2.5%)
    LandAmerica Financial Group, Inc.              (b)      30,600     2,018,988
    W.R. Berkley Corp.                                      53,700     2,652,780
                                                                     -----------
                                                                       4,671,768
                                                                     -----------
    INTERNET SOFTWARE & SERVICES (1.0%)
    VeriSign, Inc.                                 (a)      81,000     1,923,750
                                                                     -----------

    IT SERVICES (1.0%)
    Affiliated Computer Services, Inc. Class A      (a)     31,500     1,971,900
                                                                     -----------
    MACHINERY (4.9%)
    Joy Global, Inc.                                        30,000     1,621,200
    Oshkosh Truck Corp.                                     50,600     2,495,086
    Terex Corp.                                     (a)     41,000     2,890,500
    Toro Co. (The)                                          53,100     2,347,551
                                                                     -----------
                                                                       9,354,337
                                                                     -----------
    METALS & MINING (3.5%)
&   Allegheny Technologies, Inc.                            66,800     3,463,580
    Commercial Metals Co.                                   65,600     3,104,848
                                                                     -----------
                                                                       6,568,428
                                                                     -----------
    OIL, GAS & CONSUMABLE FUELS (12.8%)
&   Arch Coal, Inc.                                 (b)     58,700     5,090,464
    Bois d'Arc Energy, Inc.                         (a)(b)  74,100     1,394,562
    Holly Corp.                                             36,500     2,686,400
    Massey Energy Co.                               (b)     60,400     2,491,500
&   Newfield Exploration Co.                        (a)     67,300     3,526,520
&   Peabody Energy Corp.                                    53,600     5,333,736
&   Tesoro Corp.                                            51,800     3,753,946
                                                                     -----------
                                                                      24,277,128
                                                                     -----------
    PHARMACEUTICALS (1.2%)
    Endo Pharmaceuticals Holdings, Inc.             (a)     79,900     2,293,130
                                                                     -----------
    REAL ESTATE (1.3%)
    St. Joe Co. (The)                               (b)     38,400     2,436,480
                                                                     -----------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.6%)
    Altera Corp.                                    (a)     58,200     1,123,842
                                                                     -----------
    SOFTWARE (4.1%)
    Activision, Inc.                                (a)    132,721     1,903,219
    Amdocs, Ltd.                                    (a)     29,100       937,020
    Autodesk, Inc.                                          57,200     2,321,748
    FactSet Research Systems, Inc.                          66,000     2,632,080
                                                                     -----------
                                                                       7,794,067
                                                                     -----------
    SPECIALTY RETAIL (5.3%)
    American Eagle Outfitters, Inc.                         85,000     2,293,300
    Chico's FAS, Inc.                               (a)     77,600     3,380,256
    Michaels Stores, Inc.                                   57,100     1,920,273
    Sherwin-Williams Co. (The)                              44,900     2,375,210
                                                                     -----------
                                                                       9,969,039
                                                                     -----------
    TEXTILES, APPAREL & LUXURY GOODS (1.6%)
    Coach, Inc.                                     (a)     83,200     2,991,040
                                                                     -----------
    THRIFTS & MORTGAGE FINANCE (1.6%)
    Fremont General Corp.                           (b)     24,300       595,350
    IndyMac Bancorp, Inc.                           (b)     60,800     2,484,288
                                                                     -----------
                                                                       3,079,638
                                                                     -----------

    Total Common Stocks
       (Cost $137,035,638)                                           186,997,665
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT
                                                       ----------
    SHORT-TERM INVESTMENTS (23.3%)
    CERTIFICATE OF DEPOSIT (0.6%)
    Skandinaviska Enskilda Banken AB
       4.52%, due 2/22/06                       (c)(d) $1,065,000      1,065,000
                                                                    ------------
    Total Certificate of Deposit
       (Cost $1,065,000)                                               1,065,000
                                                                    ------------
    COMMERCIAL PAPER (8.0%)
    Compass Securitization
       4.517%, due 2/22/06                      (c)       760,714        760,714
    Fairway Finance
       4.449%, due 2/21/06                      (c)     1,058,634      1,058,634
    Falcon Asset Securitization Corp.
       4.441%, due 3/9/06                       (c)       681,171        681,171
    Greyhawk Funding
       4.397%, due 2/13/06                      (c)       608,571        608,571
    Park Avenue Receivables Corp.
       4.506%, due 2/23/06                      (c)       912,857        912,857
    UBS Finance Delaware LLC
       4.47%, due 2/1/06                                7,045,000      7,045,000
    Yorktown Capital LLC
       4.358%, due 2/2/06                       (c)     1,518,487      1,518,487
    Den Danske Bank
       4.409%, due 2/6/06                       (c)     1,134,749      1,134,749
    Liberty Street
       4.527%, due 3/15/06                      (c)       456,428        456,428
    Prefco Enterprises, Inc.
       4.518%, due 2/27/06                      (c)       532,500        532,500
    Ranger Funding LLC
       4.523%, due 3/7/06                       (c)       540,107        540,107
                                                                    ------------
    Total Commercial Paper
       (Cost $15,249,218)                                             15,249,218
                                                                    ------------

                                                         SHARES
                                                       ----------
    INVESTMENT COMPANIES (4.6%)
    BGI Institutional Money Market Fund         (c)     6,299,755      6,299,755
    Merrill Lynch Funds - Premier
       Institutional Money Market Fund                  2,395,000      2,395,000
                                                                    ------------
    Total Investment Companies
       (Cost $8,694,755)                                               8,694,755
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT
                                                       ----------
    REPURCHASE AGREEMENT (0.2%)
    Morgan Stanley & Co.
      4.605%, dated 1/31/06
      due 2/1/06 Proceeds at Maturity $456,486
      (Collateralized by various bonds

       with a Principal Amount of $467,986
       and Market Value of $468,544)            (c)    $  456,428        456,428
                                                                    ------------
    Total Repurchase Agreement
       (Cost $456,428)                                                   456,428
                                                                    ------------
    TIME DEPOSITS (9.9%)
    Abbey National PLC
       4.40%, due 3/1/06                        (c)     1,673,571      1,673,571
    Bank of America
       4.52%, due 3/27/06                       (c)(d)  1,521,428      1,521,428
    Bank of Nova Scotia
       4.50%, due 3/24/06                       (c)     1,217,143      1,217,143
    Barclays
       4.425%, due 3/6/06                       (c)     1,521,428      1,521,428
    Credit Suisse First Boston Corp.
       4.50%, due 3/24/06                       (c)     1,065,000      1,065,000
    Deutsche Bank
       4.29%, due 2/1/06                        (c)     1,369,285      1,369,285
    Dexia Group
       4.52%, due 3/27/06                       (c)     1,217,143      1,217,143
    First Tennessee National Corp.
       4.39%, due 2/13/06                       (c)     1,521,428      1,521,428
    Fortis Bank
       4.35%, due 2/8/06                        (c)     1,521,428      1,521,428
       4.50%, due 2/28/06                       (c)     1,521,428      1,521,428
    National Australia Bank
       4.46%, due 2/1/06                        (c)     1,521,428      1,521,428
    Societe Generale
       4.50%, due 2/6/06                        (c)     1,673,571      1,673,571
    Wells Fargo & Co.
       4.50%, due 3/20/06                       (c)     1,369,285      1,369,285
                                                                    ------------
    Total Time Deposits
       (Cost $18,713,566)                                             18,713,566
                                                                    ------------
    Total Short-Term Investments
       (Cost $44,178,967)                                             44,178,967
                                                                    ------------
    Total Investments
       (Cost $181,214,605)                      (e)         121.9%   231,176,632 (f)
    Liabilities in Excess of
       Cash and Other Assets                                (21.9)   (41,487,346)
                                                       ----------   ------------
    Net Assets                                              100.0%  $189,689,286
                                                       ==========   ============

+    Percentages indicated are based on Fund net assets.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents security, or a portion thereof, which is out on loan.

(c) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)  Floating rate. Rate shown is the rate in effect at January 31, 2006.

(e)  The cost for federal income tax purposes is $181,426,468.

(f) At January 31, 2006 net unrealized appreciation was $49,750,164, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $50,137,760 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $387,596.

MainStay Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS                            January 31, 2006 (unaudited)

                                                         SHARES         VALUE
                                                       ----------   ------------
    COMMON STOCKS (88.9%)                        +
    AEROSPACE & DEFENSE (1.4%)
    Raytheon Co.                                          139,842   $  5,729,327
                                                                    ------------
    AUTO COMPONENTS (1.6%)
    TRW Automotive Holdings Corp.               (a)       255,500      6,566,350
                                                                    ------------
    BUILDING PRODUCTS (1.6%)
    American Standard Cos., Inc.                          175,100      6,303,600
                                                                    ------------
    CHEMICALS (4.6%)
    Arch Chemicals, Inc.                                  222,282      6,890,742
    Chemtura Corp.                                        481,100      6,047,427
    Olin Corp.                                            266,525      5,463,763
                                                                    ------------
                                                                      18,401,932
                                                                    ------------
    COMMERCIAL BANKS (7.0%)
    Bank of America Corp.                                  91,163      4,032,140
    Compass Bancshares, Inc.                              163,114      7,946,914
    KeyCorp                                     (b)       146,300      5,177,557
    Marshall & Ilsley Corp.                     (b)       133,343      5,592,405
    North Fork Bancorporation, Inc.                       217,400      5,591,528
                                                                    ------------
                                                                      28,340,544
                                                                    ------------
    COMMERCIAL SERVICES & SUPPLIES (1.8%)
    Pitney Bowes, Inc.                                    166,911      7,133,776
                                                                    ------------
    COMMUNICATIONS EQUIPMENT (1.6%)
    Lucent Technologies, Inc.                   (a)(b)  2,386,700      6,300,888
                                                                    ------------
    CONSUMER FINANCE (0.5%)
    Capital One Financial Corp.                            25,334      2,110,322
                                                                    ------------
    CONTAINERS & PACKAGING (3.0%)
    Owens-Illinois, Inc.                        (a)       306,700      6,744,333
    Temple-Inland, Inc.                         (b)       110,900      5,201,210
                                                                    ------------
                                                                      11,945,543
                                                                    ------------
    DIVERSIFIED CONSUMER SERVICES (1.5%)
    H&R Block, Inc.                             (b)       241,500      5,907,090
                                                                    ------------
    ELECTRIC UTILITIES (4.4%)
    Entergy Corp.                                          76,287      5,302,709
    FirstEnergy Corp.                                      81,488      4,082,549
    PPL Corp.                                   (b)       270,800      8,159,204
                                                                    ------------
                                                                      17,544,462
                                                                    ------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS (3.2%)

&   Molex, Inc. Class A                         (b)       468,300     12,939,129
                                                                    ------------
    ENERGY EQUIPMENT & SERVICES (14.8%)
    Diamond Offshore Drilling, Inc.             (b)        76,600      6,501,042
&   ENSCO International, Inc.                             225,522     11,528,685
    GlobalSantaFe Corp.                                   154,756      9,447,854
    Pride International, Inc.                   (a)       262,900      9,282,999
    Rowan Cos., Inc.                                      209,000      9,369,470
&   Transocean, Inc.                            (a)       164,000     13,308,600
                                                                    ------------
                                                                      59,438,650
                                                                    ------------
    FOOD & STAPLES RETAILING (2.7%)
&   Kroger Co. (The)                            (a)       602,200     11,080,480
                                                                    ------------
    FOOD PRODUCTS (4.0%)
&   Cadbury Schweppes PLC ADR                   (c)       296,300     11,801,629
    General Mills, Inc.                                    84,500      4,107,545
                                                                    ------------
                                                                      15,909,174
                                                                    ------------
    HEALTH CARE PROVIDERS & SERVICES (2.2%)

    Apria Healthcare Group, Inc.                (a)       111,400      2,714,818
    Universal Health Services, Inc.
       Class B                                  (b)       127,000      6,033,770
                                                                    ------------
                                                                       8,748,588
                                                                    ------------
    INSURANCE (3.4%)
    Hartford Financial Services Group,
&      Inc.(The)                                (b)       120,547      9,912,580
    PartnerRe, Ltd.                             (b)        62,900      3,885,962
                                                                    ------------
                                                                      13,798,542
                                                                    ------------
    IT SERVICES (1.7%)
    Computer Sciences Corp.                     (a)       135,352      6,862,346
                                                                    ------------
    LEISURE EQUIPMENT & PRODUCTS (1.0%)
    Mattel, Inc.                                          247,100      4,077,150
                                                                    ------------
    MACHINERY (1.5%)
    Navistar International Corp.                (a)        66,902      1,819,734
    Timken Co. (The)                                      115,400      4,174,018
                                                                    ------------
                                                                       5,993,752
                                                                    ------------
    MEDIA (3.1%)
    Gannett Co., Inc.                                      88,800      5,487,840
    Regal Entertainment Group Class A           (b)        97,400      1,802,874
    Tribune Co.                                           176,500      5,120,265
                                                                    ------------
                                                                      12,410,979
                                                                    ------------
    METALS & MINING (1.7%)
    Inco, Ltd.                                  (a)(b)    135,900      6,968,952
                                                                    ------------
    MULTI-UTILITIES (3.0%)
    PG&E Corp.                                            129,625      4,836,309
    Public Service Enterprise Group, Inc.                 105,000      7,310,100
                                                                    ------------
                                                                      12,146,409
                                                                    ------------
    PAPER & FOREST PRODUCTS (3.5%)
&   Abitibi-Consolidated, Inc.                  (b)     3,641,200     14,127,856
                                                                    ------------

    PHARMACEUTICALS (1.4%)
    Forest Laboratories, Inc.                   (a)(b)    125,100      5,789,628
                                                                    ------------
    REAL ESTATE (1.8%)
    General Growth Properties, Inc.                        60,448      3,119,117
    Highwoods Properties, Inc.                            130,763      4,124,265
                                                                    ------------
                                                                       7,243,382
                                                                    ------------
    ROAD & RAIL (2.2%)
    Burlington Northern Santa Fe Corp.                     52,995      4,245,959
    CSX Corp.                                              83,661      4,478,373
                                                                    ------------
                                                                       8,724,332
                                                                    ------------
    SOFTWARE (0.4%)
    BMC Software, Inc.                          (a)        72,900      1,611,090
                                                                    ------------
    SPECIALTY RETAIL (0.7%)
    Gap, Inc. (The)                                       161,400      2,919,726
                                                                    ------------
    THRIFTS & MORTGAGE FINANCE (6.7%)
&   PMI Group, Inc. (The)                                 398,500     17,227,155
&   Sovereign Bancorp, Inc.                               439,621      9,583,738
                                                                    ------------
                                                                      26,810,893
                                                                    ------------
    WIRELESS TELECOMMUNICATION SERVICES (0.9%)
    ALLTEL Corp.                                           57,413      3,446,502
                                                                    ------------
    Total Common Stocks
       (Cost $291,422,762)                                           357,331,394
                                                                    ------------
    INVESTMENT COMPANY (3.5%)
&   iShares Russell Midcap Value Index
       Fund                                     (b)(d)   110,000      14,261,500
                                                                    ------------
    Total Investment Company
       (Cost $13,208,327)                                             14,261,500
                                                                    ------------

                                                        NUMBER OF
                                                        CONTRACTS
                                                           (g)
                                                       ----------
    PURCHASED PUT OPTION (0.1%)
    CONTAINERS & PACKAGING (0.1%)
    Owens-Illinois, Inc.
       Strike price $25.00
       Expire 2/18/06                           (a)           872        226,720
                                                                    ------------
    Total Purchased Put Option
       (Premium $138,306)                                                226,720
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT
                                                       ----------
    SHORT-TERM INVESTMENTS (17.7%)
    CERTIFICATE OF DEPOSIT (0.4%)
    Skandinaviska Enskilda Banken AB
       4.52%, due 2/22/06                       (e)(f) $1,464,242      1,464,242
                                                                    ------------
    Total Certificate of Deposit

       (Cost $1,464,242)                                              1,464,242
                                                                   ------------

    COMMERCIAL PAPER (7.6%)
    Compass Securitization
       4.517%, due 2/22/06                    (e)      1,045,887      1,045,887
    Den Danske Bank
       4.409%, due 2/6/06                     (e)      1,560,138      1,560,138
    Fairway Finance
       4.449%, due 2/21/06                    (e)      1,455,490      1,455,490
    Falcon Asset Securitization Corp.
       4.441%, due 3/9/06                     (e)        936,525        936,525
    Goldman Sachs Group, Inc.
       4.34%, due 2/10/06                              8,090,000      8,081,223
       4.35%, due 2/3/06                               5,775,000      5,773,604
       4.43%, due 2/1/06                               4,000,000      4,000,000
    Greyhawk Funding
       4.397%, due 2/13/06                    (e)        836,710        836,710
    Liberty Street
       4.527%, due 3/15/06                    (e)        627,532        627,532
    Park Avenue Receivables Corp.
       4.506%, due 2/23/06                    (e)      1,255,064      1,255,064
    Prefco Enterprises, Inc.
       4.518%, due 2/27/06                    (e)        732,121        732,121
    Ranger Funding LLC
       4.523%, due 3/7/06                     (e)        742,580        742,580
    UBS Finance Delaware LLC
       4.47%, due 2/1/06                               1,535,000      1,535,000
    Yorktown Capital LLC
       4.358%, due 2/2/06                     (e)      2,087,730      2,087,730
                                                                   ------------
    Total Commercial Paper
       (Cost $30,669,604)                                            30,669,604
                                                                   ------------
    FEDERAL AGENCY (0.9%)
    Federal Home Loan Bank
       (Discount Note)
       4.26%, due 2/10/06                              3,835,000      3,830,916
                                                                   ------------
    Total Federal Agency
       (Cost $3,830,916)                                              3,830,916
                                                                   ------------

                                                        SHARES
                                                     -----------
    INVESTMENT COMPANY (2.2%)
    BGI Institutional Money Market Fund       (e)      8,661,378      8,661,378
                                                                   ------------
    Total Investment Company
       (Cost $8,661,378)                                              8,661,378
                                                                   ------------

                                                      PRINCIPAL
                                                        AMOUNT
                                                     -----------
    REPURCHASE AGREEMENT (0.2%)
    Morgan Stanley & Co.
       4.605%, dated 1/31/06
       due 2/1/06 Proceeds at Maturity $627,612
      (Collateralized  by various bonds with a
       Principal Amount of $643,423 and
       Market Value of $644,190)                 (e)  $  627,532      627,532
                                                                   ----------
    Total Repurchase Agreement
       (Cost $627,532)                                                627,532
                                                                   ----------

    TIME DEPOSITS (6.4%)
    Abbey National PLC
       4.40%, due 3/1/06                      (e)      2,300,952      2,300,952
    Bank of America
       4.52%, due 3/27/06                     (e)(f)   2,091,774      2,091,774
    Bank of Nova Scotia
       4.50%, due 3/24/06                     (e)      1,673,419      1,673,419
    Barclays
       4.425%, due 3/6/06                     (e)      2,091,774      2,091,774
    Credit Suisse First Boston Corp.
       4.50%, due 3/24/06                     (e)      1,464,242      1,464,242
    Deutsche Bank
       4.29%, due 2/1/06                      (e)      1,882,597      1,882,597
    Dexia Group
       4.52%, due 3/27/06                     (e)      1,673,419      1,673,419
    First Tennessee National Corp.
       4.39%, due 2/13/06                     (e)      2,091,774      2,091,774
    Fortis Bank
       4.35%, due 2/8/06                      (e)      2,091,774      2,091,774
       4.50%, due 2/28/06                     (e)      2,091,774      2,091,774
    National Australia Bank
       4.46%, due 2/1/06                      (e)      2,091,774      2,091,774
    Societe Generale
       4.50%, due 2/6/06                      (e)      2,300,951      2,300,951
    Wells Fargo & Co.
       4.50%, due 3/20/06                     (e)      1,882,597      1,882,597
                                                                   ------------
    Total Time Deposits
       (Cost $25,728,821)                                            25,728,821
                                                                   ------------

    Total Short-Term Investments
      (Cost $70,982,493)                                             70,982,493
                                                                   ------------

    Total Investments
       (Cost $375,751,888)                    (h)          110.2%   442,802,107  (i)

    Liabilities in Excess of
       Cash and Other Assets                               (10.2)   (40,748,232)
                                                      ----------   ------------

    Net Assets                                             100.0%  $402,053,875
                                                      ==========   ============

                                                      NUMBER OF
                                                     CONTRACTS (g)     VALUE
                                                     -----------   ------------
    WRITTEN CALL OPTION (0.0%)                 @
    ENERGY EQUIPMENT & SERVICES (0.0%)         @
&   Transocean, Inc.
       Strike price $80.00
       Expire 2/18/06                                       (509)     ($183,240)
                                                                   ------------

    Total Written Call Option
       (Premium Received $157,475)                                    ($183,240)
                                                                   ============

+    Percentages indicated are based on Fund net assets.

@    Less than one tenth of a percent.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents security, or a portion thereof, which is out on loan.

(c)  ADR - American Depositary Receipt.

(d) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(e) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(f)  Floating rate. Rate shown is the rate in effect at January 31, 2006.

(g)  One contract relates to 100 shares.

(h)  The cost for federal income tax purposes is $375,604,513.

(i) At January 31, 2006 net unrealized appreciation was $67,197,594, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $74,930,867 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $7,733,273.

MainStay Money Market Fund
PORTFOLIO OF INVESTMENTS                            January 31, 2006 (unaudited)

                                                         PRINCIPAL    AMORTIZED
                                                          AMOUNT         COST
                                                        ----------   -----------
    SHORT-TERM INVESTMENTS (100.3%)               +
    ASSET-BACKED SECURITIES (1.7%)
    USAA Auto Owner Trust
       Series 2005-3, Class A1
       4.17%, due 11/9/06                               $3,579,137    $3,579,137
    Wachovia Auto Owner Trust
       Series 2005-8, Class A1
       4.481%, due 12/20/06                              3,900,906     3,900,906
                                                                     -----------
                                                                       7,480,043
                                                                     -----------
    CERTIFICATE OF DEPOSIT (1.1%)
    Deutsche Bank AG
       4.175%, due 4/3/06                                5,000,000     4,999,149
                                                                     -----------
    COMMERCIAL PAPER (47.9%)
    Abbey National North America LLC
       4.15%, due 2/2/06                                 5,000,000     4,999,424
       4.40%, due 4/21/06                                5,300,000     5,248,826
    ABN-AMRO N.A. Finance, Inc.
       4.34%, due 2/13/06                                5,000,000     4,992,767
    Allianz Finance Corp.
       4.175%, due 2/3/06                        (a)     5,000,000     4,998,840
    American Express Credit Corp.
       4.43%, due 4/10/06                                3,875,000     3,842,575
    American General Finance Corp.
       4.51%, due 3/30/06                                5,850,000     5,808,226
    ANZ Delaware, Inc.
       4.37%, due 4/18/06                                4,500,000     4,458,485
       4.38%, due 3/6/06                                 4,500,000     4,481,932
    Barclays U.S. Funding Corp.
       4.26%, due 2/27/06                                5,000,000     4,984,617
       4.43%, due 2/28/06                                3,300,000     3,289,085
    Dexia Delaware LLC
       4.41%, due 3/10/06                                3,000,000     2,986,402
    European Investment Bank
       4.21%, due 2/21/06                                5,000,000     4,988,305
       4.44%, due 3/15/06                                5,000,000     4,974,100
    General Electric Capital Corp.
       4.34%, due 2/10/06                                3,700,000     3,695,986
    Goldman Sachs Group, Inc. (The)
       4.26%, due 2/23/06                                5,000,000     4,986,984
       4.41%, due 5/15/06                                5,000,000     4,936,912
    HBOS Treasury Services PLC
       4.25%, due 2/15/06                                4,500,000     4,492,562
       4.33%, due 3/28/06                                2,400,000     2,384,124
    ING U.S. Funding LLC
       4.275%, due 2/28/06                               3,600,000     3,588,457
       4.42%, due 3/17/06                                4,000,000     3,978,391
       4.52%, due 3/29/06                                3,200,000     3,177,500
    KfW International Finance, Inc.
       3.83%, due 2/14/06                       (a)      5,000,000     4,993,084
       4.35%, due 5/5/06                                 5,500,000     5,438,193

    Lloyds Bank PLC
       4.26%, due 2/3/06                                 5,000,000     4,998,817
       4.37%, due 2/9/06                                 3,000,000     2,997,087
    MetLife Funding, Inc.
       4.24%, due 2/21/06                                4,000,000     3,990,578
       4.44%, due 3/24/06                                4,500,000     4,471,695
    Nationwide Building Society
       4.48%, due 4/12/06                        (a)     4,000,000     3,965,156
    Nestle Capital Corp.
       4.34%, due 2/16/06                        (a)     4,000,000     3,992,767
       4.43%, due 2/8/06                         (a)     4,500,000     4,496,124
    Private Export Funding Corp.
       4.18%, due 3/23/06                        (a)    5,000,000     4,970,973
       4.25%, due 4/18/06                        (a)     4,700,000     4,657,830
    Prudential Funding LLC
       4.37%, due 2/17/06                                3,825,000     3,817,571
    Rabobank USA Financial Corp.
       4.42%, due 5/15/06                                5,000,000     4,936,769
       4.43%, due 2/14/06                                2,100,000     2,096,641
    Ranger Funding Co. LLC
       4.40%, due 2/15/06                         (a)    4,000,000     3,993,156
    San Paolo IMI U.S. Financial Co.
       4.30%, due 2/24/06                                3,400,000     3,390,659
       4.37%, due 3/2/06                                 5,625,000     5,605,375
    Shell International Finance B.V.
       4.37%, due 3/13/06                                4,125,000     4,104,971
       4.46%, due 3/23/06                                4,500,000     4,472,125
    Societe Generale North America, Inc.
       4.41%, due 3/6/06                                 4,000,000     3,983,830
       4.55%, due 4/20/06                                4,500,000     4,455,637
    Svenska Handelsbanken AB
       4.50%, due 6/15/06                                2,300,000     2,261,475
    Svenska Handelsbanken, Inc. AB
       4.42%, due 4/5/06                                 5,000,000     4,961,325
    Swiss Re Financial Products
       3.86%, due 2/1/06                          (a)    5,000,000     5,000,000
    Toyota Motor Credit Corp.
       4.38%, due 3/22/06                                5,000,000     4,970,191
    UBS Finance Delaware LLC
       4.28%, due 3/2/06                                 3,125,000     3,114,226
       4.34%, due 2/6/06                                 4,000,000     3,997,589
       4.52%, due 4/17/06                                1,525,000     1,510,640
    Unilever Capital Corp.
       4.41%, due 2/21/06                         (a)    4,625,000     4,613,669
                                                                     -----------
                                                                     211,552,653
                                                                     -----------
    CORPORATE BONDS (17.1%)
    Abbott Laboratories
       6.40%, due 12/1/06                                5,375,000     5,445,743
    Bank of America Corp.
       7.125%, due 9/15/06                               5,000,000     5,080,470
    Bank One Corp.
       6.50%, due 2/1/06                                 5,800,000     5,800,000
    BP Capital Markets PLC
       2.75%, due 12/29/06                               4,500,000     4,420,530
    Citigroup, Inc.
       4.495%, due 5/19/06                        (b)    5,000,000     5,002,210
       4.625%, due 3/20/06                        (b)    4,500,000     4,500,991

    FleetBoston Financial Corp.
       4.875%, due 12/1/06                             5,750,000      5,756,063
    International Business Machines Corp.
       4.875%, due 10/1/06                             4,800,000      4,805,642
    Morgan Stanley
       4.709%, due 1/12/07                        (b)  5,000,000      5,006,621
    Royal Bank of Canada, New York
       4.39%, due 3/16/06                         (b)  5,000,000      4,999,843
    SLM Corp. Series A
       4.691%, due 9/15/06                        (b)  5,000,000      5,006,129
    Wachovia Corp.
       4.95%, due 11/1/06                              5,000,000      5,015,714
    Wal-Mart Stores, Inc.
       4.351%, due 3/16/06                        (b)  5,000,000      4,999,387
    Wells Fargo & Co.
       4.54%, due 3/3/06                          (b)  4,500,000      4,500,523
       4.581%, due 9/15/06                        (b)  5,000,000      5,004,059
                                                                   ------------
                                                                     75,343,925
                                                                   ------------
    FOREIGN GOVERNMENT BOND (1.1%)
    Quebec Province
       5.50%, due 4/11/06                              5,000,000      5,011,148
                                                                   ------------
    MEDIUM - TERM NOTES (8.5%)
    American Express Credit Corp.
       Series B
       4.623%, due 9/19/06                        (b)  4,800,000      4,805,207
    Bank One Corp.
       Series C
       4.452%, due 8/11/06                        (b)  5,650,000      5,655,031
    General Electric Capital Corp.
       4.627%, due 9/18/06                        (b)  5,000,000      5,005,240
    HSBC Finance Corp.
       4.69%, due 10/27/06                        (b)  6,300,000      6,303,376
    Merrill Lynch & Co., Inc.
       4.697%, due 9/18/06                        (b)  5,000,000      5,007,070
       4.76%, due 3/7/06                          (b)  4,500,000      4,501,506
    Morgan Stanley Group, Inc.
       4.799%, due 3/27/06                        (b)  5,000,000      5,002,179
    Toyota Motor Credit Corp.
       4.51%, due 6/12/06                         (b)  1,450,000      1,450,205
                                                                   ------------
                                                                     37,729,814
                                                                   ------------
    FEDERAL AGENCIES (22.9%)
    Federal Home Loan Bank
       (Discount Note)
       4.275%, due 2/10/06                             5,670,000      5,663,940
    Federal Home Loan Mortgage Corp.
       (Discount Notes)
       4.19%, due 3/15/06                              3,775,000      3,756,547
       4.20%, due 3/21/06                              5,300,000      5,270,320
       4.22%, due 4/11/06                              5,000,000      4,959,558
       4.248%, due 2/22/06                             4,500,000      4,488,849
       4.25%, due 3/13/06                              7,025,000      6,991,826
       4.26%, due 2/7/06                               5,575,000      5,571,042
       4.32%, due 3/14/06                              4,500,000      4,477,860
       4.362%, due 4/13/06                             5,450,000      5,403,115
       4.40%, due 5/23/06                              3,975,000      3,921,072
       4.44%, due 5/30/06                              5,600,000      5,518,501

    Federal National Mortgage
       Association
       (Discount Notes)
       4.22%, due 2/8/06                               4,200,000      4,196,553
       4.24%, due 2/13/06                              3,250,000      3,245,407
       4.26%, due 3/15/06                              5,775,000      5,746,299
       4.28%, due 3/31/06                              2,400,000      2,383,450
       4.285%, due 3/8/06                              4,550,000      4,531,188
       4.30%, due 3/29/06                              4,500,000      4,469,900
       4.31%, due 4/26/06                              4,500,000      4,454,745
       4.32%, due 3/1/06                               7,875,000      7,848,707
       4.42%, due 5/17/06                              4,000,000      3,948,433
       4.42%, due 5/22/06                              2,037,000      2,009,489
       4.42%, due 5/26/06                              2,400,000      2,366,408
                                                                   ------------
                                                                    101,223,209
                                                                   ------------
    Total Short-Term Investments
       (Amortized Cost $443,339,941)              (c)      100.3%   443,339,941
    Liabilities in Excess of
       Cash and Other Assets                                (0.3)    (1,421,578)
                                                       ---------   ------------
    Net Assets                                             100.0%  $441,918,363
                                                       =========   ============

+    Percentages indicated are based on Fund net assets.

(a)  May be sold to institutional investors only.

(b)  Floating rate. Rate shown is the rate in effect at January 31, 2006.

(c) The cost stated also represents the aggregate cost for federal income tax purposes.

MAINSTAY SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS                            January 31, 2006 (unaudited)

                                                            SHARES      VALUE
                                                           -------   -----------
    COMMON STOCKS (99.0%)                         +
    AEROSPACE & DEFENSE (3.1%)
    Argon ST, Inc.                                (a)       35,000   $ 1,002,050
    Ceradyne, Inc.                                (a)(b)    71,250     4,078,350
    DRS Technologies, Inc.                        (b)       58,100     2,886,989
                                                                     -----------
                                                                       7,967,389
                                                                     -----------
    BIOTECHNOLOGY (1.3%)
    CV Therapeutics, Inc.                         (a)(b)    55,700     1,370,777
    Nektar Therapeutics                           (a)(b)   105,600     2,090,880
                                                                     -----------
                                                                       3,461,657
                                                                     -----------
    BUILDING PRODUCTS (1.3%)
    Builders FirstSource, Inc.                    (a)       75,000     1,878,000
    Simpson Manufacturing Co., Inc.                         35,900     1,388,971
                                                                     -----------
                                                                       3,266,971
                                                                     -----------
    CAPITAL MARKETS (3.7%)
&   Affiliated Managers Group, Inc.               (a)(b)    57,221     5,310,109
    Jefferies Group, Inc.                                   77,900     4,243,213
                                                                     -----------
                                                                       9,553,322
                                                                     -----------
    COMMERCIAL BANKS (4.0%)
    Hanmi Financial Corp.                                   84,400     1,602,756
    UCBH Holdings, Inc.                                    154,800     2,685,780
    Westcorp                                                42,100     2,912,899
    Wintrust Financial Corp.                                55,400     2,974,980
                                                                     -----------
                                                                      10,176,415
                                                                     -----------
    COMMERCIAL SERVICES & SUPPLIES (1.0%)
    CRA International, Inc.                       (a)       55,400     2,674,712
                                                                     -----------
    COMMUNICATIONS EQUIPMENT (2.2%)
    ARRIS Group, Inc.                             (a)      123,900     1,457,064
    Avocent Corp.                                 (a)       64,500     2,145,915
    Ixia                                          (a)      165,800     2,089,080
                                                                     -----------
                                                                       5,692,059
                                                                     -----------
    CONSTRUCTION MATERIALS (0.7%)
    Eagle Materials, Inc.                         (b)       11,100     1,808,079
                                                                     -----------
    ELECTRICAL EQUIPMENT (1.4%)
    Genlyte Group, Inc.                           (a)       60,400     3,493,536
                                                                     -----------
    ELECTRONIC EQUIPMENT & INSTRUMENTS (3.1%)
    FLIR Systems, Inc.                            (a)       78,600     1,862,820
    Global Imaging Systems, Inc.                  (a)(b)    70,000     2,475,200
    Trimble Navigation, Ltd.                      (a)       93,000     3,721,860

                                                                    -----------
                                                                      8,059,880
                                                                    -----------
    ENERGY EQUIPMENT & SERVICES (9.5%)
    Atwood Oceanics, Inc.                          (a)      44,100    4,283,433
    Bronco Drilling Co., Inc.                      (a)      85,100    2,691,713
&   Cal Dive International, Inc.                   (a)(b)   125,400   5,264,292
    Dresser-Rand Group, Inc.                       (a)      52,800    1,421,904
    Grant Prideco, Inc.                            (a)      66,700    3,341,003
    Grey Wolf, Inc.                                (a)(b)  252,700    2,223,760
&   TETRA Technologies, Inc.                       (a)     130,350    5,172,288
                                                                    -----------
                                                                     24,398,393
                                                                    -----------
    HEALTH CARE EQUIPMENT & SUPPLIES (5.6%)
    ArthroCare Corp.                               (a)(b)   67,200    3,009,888
    Dade Behring Holdings, Inc.                             96,000    3,756,480
    Gen-Probe, Inc.                                (a)      32,800    1,654,104
    Immucor, Inc.                                  (a)      85,100    2,557,255
    Integra LifeSciences Holdings Corp.            (a)(b)   57,500    2,242,500
    SurModics, Inc.                                (a)(b)   28,600    1,054,768
                                                                    -----------
                                                                     14,274,995
                                                                    -----------
    HEALTH CARE PROVIDERS & SERVICES (6.4%)
    American Healthways, Inc.                      (a)(b)   79,200    3,538,656
    Matria Healthcare, Inc.                        (a)      51,100    2,180,437
    PRA International                              (a)      48,600    1,266,516
&   Sierra Health Services, Inc.                   (a)     139,400    5,523,028
    Symbion, Inc.                                  (a)      46,700    1,078,770
    Ventiv Health, Inc.                            (a)      59,400    1,514,106
    WellCare Health Plans, Inc.                    (a)      33,200    1,342,276
                                                                    -----------
                                                                     16,443,789
                                                                    -----------
    HOTELS, RESTAURANTS & LEISURE (1.3%)
    Penn National Gaming, Inc.                     (a)     107,800    3,460,380
                                                                    -----------
    HOUSEHOLD DURABLES (10.0%)
&   Beazer Homes USA, Inc.                         (b)      61,700    4,494,228
    Hovnanian Enterprises, Inc. Class A            (a)      67,300    3,258,666
    Jarden Corp.                                   (a)(b)  121,150    2,985,136
    M.D.C. Holdings, Inc.                                   35,294    2,239,404
    M/I Homes, Inc.                                         36,000    1,434,960
    Meritage Homes Corp.                           (a)      50,900    3,079,450
    Ryland Group, Inc.                                      52,300    3,784,428
&   WCI Communities, Inc.                          (a)     156,000    4,296,240
                                                                     -----------
                                                                      25,572,512
                                                                     -----------
    INTERNET & CATALOG RETAIL (2.0%)
&   Coldwater Creek, Inc.                          (a)     250,012     5,100,245
                                                                     -----------
    INTERNET SOFTWARE & SERVICES (2.1%)
    Digitas, Inc.                                  (a)     260,900     3,415,181
    j2 Global Communications, Inc.                 (a)(b)   39,500     1,886,125
                                                                     -----------
                                                                       5,301,306
                                                                     -----------
    MACHINERY (7.7%)
    A.S.V., Inc.                                   (a)(b)  109,300     3,606,900
    Actuant Corp. Class A                                   56,700     3,246,075
    American Railcar Industries, Inc.              (a)       8,700       259,947

     CLARCOR, Inc.                                          80,900     2,757,072
 &   Terex Corp.                                 (a)        79,300     5,590,650
     Wabtec Corp.                                          133,000     4,198,810
                                                                     -----------
                                                                      19,659,454
                                                                     -----------
     MARINE (1.4%)
     Kirby Corp.                                 (a)        64,000     3,592,320
                                                                     -----------
     OIL, GAS & CONSUMABLE FUELS (9.3%)
     Arch Coal, Inc.                             (b)        37,800     3,278,016
     Bois d'Arc Energy, Inc.                     (a)(b)     76,500     1,439,730
     Foundation Coal Holdings, Inc.                         35,600     1,582,776
     Giant Industries, Inc.                      (a)        33,700     2,355,293
     Holly Corp.                                            30,200     2,222,720
     International Coal Group, Inc.              (a)       134,000     1,356,080
     InterOil Corp.                              (a)(b)     72,600     1,343,100
     James River Coal Co.                        (a)(b)     78,200     3,327,410
     Massey Energy Co.                           (b)        67,800     2,796,750
     Remington Oil & Gas Corp.                   (a)        92,100     4,126,080
                                                                     -----------
                                                                      23,827,955
                                                                     -----------
     PERSONAL PRODUCTS (1.4%)
     Chattem, Inc.                               (a)(b)     92,900     3,720,645
                                                                     -----------
     ROAD & RAIL (2.2%)
     Knight Transportation, Inc.                           109,750     2,232,315
     Old Dominion Freight Line, Inc.             (a)       116,100     3,313,494
                                                                     -----------
                                                                       5,545,809
                                                                     -----------
     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
       (3.1%)
     Diodes, Inc.                                (a)        89,250     3,305,820
     Microsemi Corp.                             (a)        64,300     1,957,292
     Tessera Technologies, Inc.                  (a)        84,600     2,730,888
                                                                     -----------
                                                                       7,994,000
                                                                     -----------
     SOFTWARE (4.4%)
     Epicor Software Corp.                       (a)       155,900     2,073,470
     FactSet Research Systems, Inc.                         70,000     2,791,600
     Hyperion Solutions Corp.                    (a)        57,900     1,992,339
     MICROS Systems, Inc.                        (a)        59,000     2,722,850
     Witness Systems, Inc.                       (a)        87,700     1,748,738
                                                                     -----------
                                                                      11,328,997
                                                                     -----------
     SPECIALTY RETAIL (7.5%)
     A.C. Moore Arts & Crafts, Inc.              (a)(b)     73,700     1,118,029
     Children's Place Retail Stores, Inc. (The)  (a)        79,400     3,476,926
     GameStop Corp. Class A                      (a)(b)     30,509     1,229,818
     Guitar Center, Inc.                         (a)        76,800     4,122,624
     Hibbett Sporting Goods, Inc.                (a)       112,725     3,455,021
 &   Jos. A. Bank Clothiers, Inc.                (a)(b)     91,900     4,711,713
     PETCO Animal Supplies, Inc.                 (a)        55,300     1,208,858
                                                                     -----------
                                                                      19,322,989
                                                                     -----------
     TRADING COMPANIES & DISTRIBUTORS (3.3%)
     Hughes Supply, Inc.                                    80,900     3,729,490
 &   MSC Industrial Direct Co. Class A                     108,600     4,879,398
                                                                     -----------

                                                                       8,608,888
                                                                     -----------
     Total Common Stocks
        (Cost $173,071,375)                                          254,306,697
                                                                     -----------

                                                         PRINCIPAL
                                                          AMOUNT
                                                        ----------
     SHORT-TERM INVESTMENTS (20.3%)
     CERTIFICATE OF DEPOSIT (0.6%)
     Skandinaviska Enskilda Banken AB
        4.52%, due 2/22/06                       (c)(d) $1,524,250    1,524,250
                                                                     ----------
     Total Certificate of Deposit
        (Cost $1,524,250)                                             1,524,250
                                                                     ----------
     COMMERCIAL PAPER (5.5%)
     Compass Securitization
        4.517%, due 2/22/06                      (c)     1,088,750    1,088,750
     Den Danske Bank
        4.409%, due 2/6/06                       (c)     1,624,076    1,624,076
     Fairway Finance
        4.449%, due 2/21/06                      (c)     1,515,140    1,515,140
     Falcon Asset Securitization Corp.
        4.441%, due 3/9/06                       (c)       974,906      974,906
     Greyhawk Funding
        4.397%, due 2/13/06                      (c)       871,000      871,000
     Liberty Street
        4.527%, due 3/15/06                      (c)       653,250      653,250
     Park Avenue Receivables Corp.
        4.506%, due 2/23/06                      (c)     1,306,500    1,306,500
     Prefco Enterprises, Inc.
        4.518%, due 2/27/06                      (c)       762,125      762,125
     Ranger Funding LLC
        4.523%, due 3/7/06                       (c)       773,013      773,013
     UBS Finance Delaware LLC
        4.47%, due 2/1/06                                2,425,000    2,425,000
     Yorktown Capital LLC
        4.358%, due 2/2/06                       (c)     2,173,290    2,173,290
                                                                     ----------
     Total Commercial Paper
        (Cost $14,167,050)                                           14,167,050
                                                                     ----------

                                                          SHARES
                                                        ---------
     INVESTMENT COMPANY (3.5%)
     BGI Institutional Money Market Fund         (c)    9,016,342    9,016,342
                                                                     ---------
     Total Investment Company
        (Cost $9,016,342)                                            9,016,342
                                                                     ---------

                                                        PRINCIPAL
                                                        AMOUNT
                                                        ---------
     REPURCHASE AGREEMENT (0.3%)
     Morgan Stanley & Co.
       4.605%, dated 1/31/06
       due 2/1/06 Proceeds at Maturity $653,334
       (Collateralized by various bonds
       with a Principal Amount of $669,792
       and Market Value of $670,590)             (c)    $653,250     653,250
                                                                     -------
     Total Repurchase Agreement

       (Cost $653,250)                                                  653,250
                                                                   ------------
    TIME DEPOSITS (10.4%)
    Abbey National PLC
       4.40%, due 3/1/06                       (c)     2,395,250      2,395,250
    Bank of America
       4.52%, due 3/27/06                      (c)(d)  2,177,500      2,177,500
    Bank of Nova Scotia
       4.50%, due 3/24/06                      (c)     1,742,000      1,742,000
    Barclays
       4.425%, due 3/6/06                      (c)     2,177,500      2,177,500
    Credit Suisse First Boston Corp.
       4.50%, due 3/24/06                      (c)     1,524,250      1,524,250
    Deutsche Bank
       4.29%, due 2/1/06                       (c)     1,959,750      1,959,750
    Dexia Group
       4.52%, due 3/27/06                      (c)     1,742,000      1,742,000
    First Tennessee National Corp.
       4.39%, due 2/13/06                      (c)     2,177,500      2,177,500
    Fortis Bank
       4.35%, due 2/8/06                       (c)     2,177,500      2,177,500
       4.50%, due 2/28/06                      (c)     2,177,500      2,177,500
    National Australia Bank
       4.46%, due 2/1/06                       (c)     2,177,500      2,177,500
    Societe Generale
       4.50%, due 2/6/06                       (c)     2,395,250      2,395,250
    Wells Fargo & Co.
       4.50%, due 3/20/06                      (c)     1,959,750      1,959,750
                                                                   ------------
    Total Time Deposits
       (Cost $26,783,250)                                            26,783,250
                                                                   ------------
    Total Short-Term Investments
       (Cost $52,144,142)                                            52,144,142
                                                                   ------------
    Total Investments
       (Cost $225,215,517)                     (e)           119.3%   306,450,839(f)
    Liabilities in Excess of
       Cash and Other Assets                               (19.3)   (49,634,876)
                                                       ---------   ------------
    Net Assets                                             100.0%  $256,815,963
                                                       =========   ============

+    Percentages indicated are based on Fund net assets.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents security, or a portion thereof, which is out on loan.

(c) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)  Floating rate. Rate shown is the rate in effect at January 31, 2006.

(e)  The cost for federal income tax purposes is $225,307,489.

(f)  At January 31, 2006 net unrealized appreciation was

     $81,143,350, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $83,786,669 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,643,319.

MainStay Small Cap Value Fund
PORTFOLIO OF INVESTMENTS                            January 31, 2006 (unaudited)

                                                            SHARES      VALUE
                                                           -------   -----------
    COMMON STOCKS (99.1%)                         +
    AEROSPACE & DEFENSE (1.6%)
    Hawk Corp. Class A                            (a)       37,000   $   561,660
    Herley Industries, Inc.                       (a)       109,400     1,911,218
                                                                     -----------
                                                                       2,472,878
                                                                     -----------
    AUTO COMPONENTS (1.5%)
    American Axle & Manufacturing Holdings,
    Inc.                                                   124,000     2,305,160
                                                                     -----------
    BIOTECHNOLOGY (2.0%)
    Angiotech Pharmaceuticals, Inc.               (a)       64,900       816,442
    Cambrex Corp.                                          104,801     2,317,150
                                                                     -----------
                                                                       3,133,592
                                                                     -----------
    BUILDING PRODUCTS (0.9%)
    Apogee Enterprises, Inc.                                75,535     1,394,376
                                                                     -----------
    CAPITAL MARKETS (1.5%)
    Waddell & Reed Financial, Inc. Class A                 104,900     2,337,172
                                                                     -----------
    CHEMICALS (2.7%)
&   Omnova Solutions, Inc.                        (a)      447,500     3,016,150
    Spartech Corp.                                          46,400     1,114,992
                                                                     -----------
                                                                       4,131,142
                                                                     -----------
    COMMERCIAL BANKS (7.8%)
    Central Pacific Financial Corp.                         21,200       780,160
    Chittenden Corp.                                        72,268     2,050,243
    Cullen/Frost Bankers, Inc.                              44,700     2,402,178
    Irwin Financial Corp.                                   79,400     1,700,748
    Mercantile Bank Corp.                                   53,720     2,105,824
    S&T Bancorp, Inc.                                       31,642     1,163,476
    Sandy Spring Bancorp, Inc.                              26,100       911,151
    Sterling Financial Corp.                                30,000       840,600
                                                                     -----------
                                                                      11,954,380
                                                                     -----------
    COMMERCIAL SERVICES & SUPPLIES (2.0%)
    Banta Corp.                                             46,500     2,377,080
    Learning Tree International, Inc.             (a)       55,255       675,769
                                                                     -----------
                                                                       3,052,849
                                                                     -----------
    COMMUNICATIONS EQUIPMENT (3.0%)
    Belden CDT, Inc.                                        55,300     1,498,630
    SafeNet, Inc.                                 (a)(b)    68,100     2,139,702
    Seachange International, Inc.                 (a)      108,700       904,384
                                                                     -----------
                                                                       4,542,716
                                                                     -----------
    COMPUTERS & PERIPHERALS (1.1%)
    Advanced Digital Information Corp.            (a)      170,200     1,703,702
                                                                     -----------

    CONSTRUCTION & ENGINEERING (0.6%)
    Insituform Technologies, Inc. Class A         (a)       37,521       953,409
                                                                     -----------
    CONTAINERS & PACKAGING (0.8%)
    Packaging Dynamics Corp.                                86,500     1,163,425
                                                                     -----------
    DIVERSIFIED CONSUMER SERVICES (1.0%)
    Stewart Enterprises, Inc. Class A                      287,500     1,592,750
                                                                     -----------
    DIVERSIFIED TELECOMMUNICATION SERVICES
    (2.3%)
    Iowa Telecommunications Services, Inc.                  37,200       627,936
&   Premiere Global Services, Inc.                (a)      325,400     2,925,346
                                                                     -----------
                                                                       3,553,282
                                                                     -----------
    ELECTRIC UTILITIES (2.2%)
    Cleco Corp.                                             70,300     1,541,679
    Sierra Pacific Resources                      (a)      137,000     1,808,400
                                                                     -----------
                                                                       3,350,079
                                                                     -----------
    ELECTRICAL EQUIPMENT (4.0%)
    Global Power Equipment Group, Inc.            (a)      446,900     2,118,306
&   GrafTech International, Ltd.                  (a)      532,643     3,978,843
                                                                     -----------
                                                                       6,097,149
                                                                     -----------
    ELECTRONIC EQUIPMENT & INSTRUMENTS (1.9%)
    Applied Films Corp.                           (a)       61,000     1,370,670
    Benchmark Electronics, Inc.                   (a)       44,000     1,607,320
                                                                     -----------
                                                                       2,977,990
                                                                     -----------
    ENERGY EQUIPMENT & SERVICES (3.4%)
    Global Industries, Ltd.                       (a)      170,534     2,387,476
&   Hanover Compressor Co.                        (a)(b)   165,814     2,745,880
                                                                     -----------
                                                                       5,133,356
                                                                     -----------
    FOOD & STAPLES RETAILING (1.9%)
    Ingles Markets, Inc. Class A                            32,600       524,534
    Performance Food Group Co.                    (a)(b)    34,900       962,193
    Smart & Final, Inc.                           (a)       60,000       816,000
    Spartan Stores, Inc.                          (a)       57,000       676,590
                                                                     -----------
                                                                       2,979,317
                                                                     -----------
    FOOD PRODUCTS (0.3%)
    Gold Kist, Inc.                               (a)       35,000       528,850
                                                                     -----------
    GAS UTILITIES (2.2%)
    SEMCO Energy, Inc.                            (a)      222,200     1,257,652
    UGI Corp.                                               96,000     2,061,120
                                                                     -----------
                                                                       3,318,772
                                                                     -----------
    HEALTH CARE EQUIPMENT & SUPPLIES (0.4%)
    HealthTronics, Inc.                           (a)       70,000       571,900
                                                                     -----------
    HEALTH CARE PROVIDERS & SERVICES (0.9%)
    Hooper Holmes, Inc.                                    386,475     1,352,662
                                                                     -----------

    HOTELS, RESTAURANTS & LEISURE (2.2%)
    Bob Evans Farms, Inc.                                   88,900     2,373,630
    Navigant International, Inc.                   (a)(b)   82,700       932,856
                                                                     -----------
                                                                       3,306,486
                                                                     -----------
    HOUSEHOLD DURABLES (1.8%)
&   La-Z-Boy, Inc.                                 (b)     168,148     2,747,538
                                                                     -----------
    HOUSEHOLD PRODUCTS (0.3%)
    Spectrum Brands, Inc.                          (a)      20,000       378,200
                                                                     -----------
    INSURANCE (4.3%)
    Direct General Corp.                           (b)     115,900     1,972,618
    Penn Treaty American Corp.                     (a)     108,200     1,167,478
    Reinsurance Group of America, Inc.             (b)      27,000     1,309,500
    Scottish Re Group, Ltd.                        (b)      88,100     2,169,022
                                                                     -----------
                                                                       6,618,618
                                                                     -----------
    IT SERVICES (2.2%)
    eFunds Corp.                                   (a)      81,363     1,918,539
    Keane, Inc.                                    (a)     126,572     1,370,775
                                                                     -----------
                                                                       3,289,314
                                                                     -----------
    LEISURE EQUIPMENT & PRODUCTS (2.3%)
    Arctic Cat, Inc.                                        99,800     2,327,336
    Callaway Golf Co.                                       73,374     1,121,155
                                                                     -----------
                                                                       3,448,491
                                                                     -----------
    MACHINERY (2.9%)
&   Kadant, Inc.                                   (a)     132,400     2,547,376
    Lydall, Inc.                                   (a)     204,700     1,842,300
                                                                     -----------
                                                                       4,389,676
                                                                     -----------
    MEDIA (6.1%)
    Carmike Cinemas, Inc.                          (b)     101,700     2,329,947
&   Journal Register Co.                                   190,400     2,705,584
    Navarre Corp.                                  (a)(b)  135,000       743,850
    Nexstar Broadcasting Group, Inc. Class A       (a)(b)  475,100     1,971,665
    ProQuest Co.                                   (a)      55,024     1,636,964
                                                                     -----------
                                                                       9,388,010
                                                                     -----------
    OIL, GAS & CONSUMABLE FUELS (1.8%)
    Cimarex Energy Co.                             (a)    28,925     1,317,823
    Houston Exploration Co.                        (a)(b) 23,018     1,429,188
                                                                     -----------
                                                                       2,747,011
                                                                     -----------
    PAPER & FOREST PRODUCTS (1.5%)
    Wausau Paper Corp.                                     183,067     2,334,104
                                                                     -----------
    PERSONAL PRODUCTS (0.4%)
    NBTY, Inc.                                     (a)      30,000       620,700
                                                                     -----------
    REAL ESTATE (5.9%)
    Aames Investment Corp.                         (b)     223,300     1,460,382
    Cedar Shopping Centers, Inc.                            53,600       792,744
    DiamondRock Hospitality Co.                             65,000       845,000
    Education Realty Trust, Inc.                            60,000       781,800

    Highland Hospitality Corp.                             107,000     1,290,420
    Parkway Properties, Inc.                                20,000       846,400
    Trammell Crow Co.                               (a)     81,800     2,323,938
    Windrose Medical Properties Trust                       50,000       735,000
                                                                     -----------
                                                                       9,075,684
                                                                     -----------
    ROAD & RAIL (2.4%)
&   Quality Distribution, Inc.                      (a)    290,400     2,607,792
    US Xpress Enterprises, Inc. Class A             (a)     67,000     1,105,500
                                                                     -----------
                                                                       3,713,292
                                                                     -----------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
    (6.3%)
&   Actel Corp.                                     (a)    178,921     2,716,021
    Catalyst Semiconductor, Inc.                    (a)    100,000       498,000
    Mattson Technology, Inc.                        (a)    145,000     1,885,000
    MKS Instruments, Inc.                           (a)     60,500     1,315,875
    Sigmatel, Inc.                                  (a)    163,000     2,083,140
    Zoran Corp.                                     (a)(b)  57,400     1,125,614
                                                                     -----------
                                                                       9,623,650
                                                                     -----------
    SOFTWARE (2.1%)
    Magma Design Automation, Inc.                   (a)    110,000     1,112,100
    Mentor Graphics Corp.                           (a)    197,700     2,174,700
                                                                     -----------
                                                                       3,286,800
                                                                     -----------
    SPECIALTY RETAIL (5.1%)
    Christopher & Banks Corp.                              124,663     2,467,081
&   Cost Plus, Inc.                                 (a)    153,800     3,006,790
    CSK Auto Corp.                                  (a)     67,473     1,093,063
    Jo-Ann Stores, Inc.                             (a)     99,500     1,306,435
                                                                     -----------
                                                                       7,873,369
                                                                     -----------
    TEXTILES, APPAREL & LUXURY GOODS (1.2%)
    Kellwood Co.                                            40,900       990,189
    Russell Corp.                                           56,628       865,276
                                                                     -----------
                                                                       1,855,465
                                                                     -----------
    THRIFTS & MORTGAGE FINANCE (4.3%)
    Brookline Bancorp, Inc.                                100,200     1,501,998
    Commercial Capital Bancorp, Inc.                        48,200       752,402
    First Niagara Financial Group, Inc.                     70,900       978,420
    Triad Guaranty, Inc.                            (a)     21,000       882,000
    W Holding Co., Inc.                             (b)    291,300     2,508,093
                                                                     -----------
                                                                       6,622,913
                                                                     -----------
    Total Common Stocks
       (Cost $135,277,386)                                           151,920,229
                                                                     -----------

                                                           PRINCIPAL
                                                             AMOUNT
                                                           ---------
    SHORT-TERM INVESTMENTS (13.9%)
    CERTIFICATE OF DEPOSIT (0.4%)
    Skandinaviska Enskilda Banken AB
       4.52%, due 2/22/06                           (c)(d)  $633,155     633,155
                                                                       ---------
    Total Certificate of Deposit

       (Cost $633,155)                                                   633,155
                                                                       ---------
    COMMERCIAL PAPER (3.6%)
    Compass Securitization
       4.517%, due 2/22/06                          (c)      452,254     452,254
    Den Danske Bank
       4.409%, due 2/6/06                           (c)      674,622     674,622
    Fairway Finance
       4.449%, due 2/21/06                          (c)      629,371     629,371
    Falcon Asset Securitization Corp.
       4.441%, due 3/9/06                           (c)      404,964     404,964
    Greyhawk Funding
       4.397%, due 2/13/06                          (c)      361,803     361,803
    Liberty Street
       4.527%, due 3/15/06                          (c)      271,352     271,352
    Park Avenue Receivables Corp.
       4.506%, due 2/23/06                          (c)      542,704     542,704
    Prefco Enterprises, Inc.
       4.518%, due 2/27/06                          (c)      316,578     316,578
    Ranger Funding LLC
       4.523%, due 3/7/06                           (c)      321,100     321,100
    UBS Finance Delaware LLC
       4.47%, due 2/1/06                                     640,000     640,000
    Yorktown Capital LLC
       4.358%, due 2/2/06                           (c)      902,759     902,759
                                                                       ---------
    Total Commercial Paper
       (Cost $5,517,507)                                               5,517,507
                                                                       ---------

                                                             SHARES
                                                           ---------
    INVESTMENT COMPANY (2.4%)
    BGI Institutional Money Market Fund             (c)    3,745,279   3,745,279
                                                                       ---------
    Total Investment Company
       (Cost $3,745,279)                                               3,745,279
                                                                       ---------

                                                             PRINCIPAL
                                                               AMOUNT
                                                             ---------
    REPURCHASE AGREEMENT (0.2%)
    Morgan Stanley & Co. 4.605% dated 1/31/06
      due 2/1/06 Proceeds at Maturity $271,387
      (Collateralized by various bonds with a
      Principal Amount of $278,223 and Market
      Value of $278,555)                            (c)     $271,352    271,352
                                                                       ---------
    Total Repurchase Agreement
       (Cost $271,352)                                                   271,352
                                                                       ---------
    TIME DEPOSITS (7.3%)
    Abbey National PLC
       4.40%, due 3/1/06                            (c)       994,958    994,958
    Bank of America
       4.52%, due 3/27/06                           (c)(d)    904,507    904,507
    Bank of Nova Scotia
       4.50%, due 3/24/06                           (c)       723,606    723,606
    Barclays
       4.425%, due 3/6/06                           (c)       904,507    904,507
    Credit Suisse First Boston Corp.
       4.50%, due 3/24/06                           (c)       633,155    633,155

    Deutsche Bank
       4.29%, due 2/1/06                         (c)    814,056         814,056
    Dexia Group
       4.52%, due 3/27/06                        (c)    723,606         723,606
    First Tennessee National Corp.
       4.39%, due 2/13/06                        (c)    904,507         904,507
    Fortis Bank
       4.35%, due 2/8/06                         (c)    904,507         904,507
       4.50%, due 2/28/06                        (c)    904,507         904,507
    National Australia Bank
       4.46%, due 2/1/06                         (c)    904,507         904,507
    Societe Generale
       4.50%, due 2/6/06                         (c)    994,958         994,958
    Wells Fargo & Co.
       4.50%, due 3/20/06                        (c)    814,056         814,056
                                                                   ------------
    Total Time Deposits
       (Cost $11,125,437)                                            11,125,437
                                                                   ------------
    Total Short-Term Investments
       (Cost $21,292,730)                                            21,292,730
                                                                   ------------
    Total Investments
       (Cost $156,570,116)                       (e)      113.0%    173,212,959 (f)
    Liabilities in Excess of
       Cash and Other Assets                              (13.0)    (19,984,208)
                                                       --------    ------------
    Net Assets                                            100.0%   $153,228,751
                                                       ========    ============

+    Percentages indicated are based on Fund net assets.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents security, or a portion thereof, which is out on loan.

(c) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)  Floating rate. Rate shown is the rate in effect at January 31, 2006.

(e)  The cost for federal income tax purposes is $157,276,933.

(f) At January 31, 2006 net unrealized appreciation was $15,936,026, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $22,431,588 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $6,495,562.

MAINSTAY TAX FREE BOND FUND
PORTFOLIO OF INVESTMENTS                            January 31, 2006 (unaudited)

                                                           PRINCIPAL
                                                             AMOUNT        VALUE
                                                          -----------   -----------
    LONG-TERM MUNICIPAL BONDS (94.3%)          +
    ALABAMA (4.4%)
    Huntsville Alabama Health Care
       Authority
       Series A, LOC: Regions Bank
       5.00%, due 6/1/34                       (a)        $ 1,000,000   $ 1,024,700
       Series A
       5.75%, due 6/1/31                                    2,500,000     2,633,075
    Jefferson County Alabama, Limited
       Obligation School Warrants
       Series A
       5.25%, due 1/1/14                                    1,345,000     1,454,281
    University of Alabama- Birmingham
       University Revenues, Insured: FGIC
       6.00%, due 10/1/16                      (b)(c)(d)    2,910,000     3,167,040
       6.00%, due 10/1/17                      (b)(c)(d)    3,085,000     3,357,498
                                                                        -----------
                                                                         11,636,594
                                                                        -----------
    ARIZONA (2.3%)
    Arizona State Agriculture Improvement &
       Power District Electric Systems
       Revenue, Salt River Project
       Series A
       5.00%, due 1/1/35                                    6,000,000     6,274,320
                                                                        -----------
    CALIFORNIA (8.9%)
    California State Economic Recovery
       Series A
       5.00%, due 7/1/17                                    2,000,000     2,144,260
    California State Various Purposes
       5.25%, due 4/1/34                                    2,040,000     2,165,664
&   Golden State Tobacco Securitization
       Corp.
       5.00%, due 6/1/45                                   10,000,000    10,129,600
    Los Angeles California Unified School
       District
       Series D, Insured: FGIC
       5.625%, due 7/1/17                      (b)(c)       2,000,000     2,184,000
       Series D, Insured: MBIA
&      5.75%, due 7/1/16                       (e)          6,000,000     6,995,700
                                                                        -----------
                                                                         23,619,224
                                                                        -----------
    DELAWARE (0.9%)
    Delaware State Economic Development
       Authority Revenue Pollution Control
       Delmarva Power
       Series C, Insured: AMBAC
       4.90%, due 5/1/26                       (f)          2,250,000     2,357,055
                                                                        -----------
    FLORIDA (5.0%)
    Capital Trust Agency Florida
       Multi-Family Revenue Housing Shadow
       Run Project
       Series A
       5.15%, due 11/1/30                                   2,190,000     2,282,243
    Highlands County Florida Health
       Facilities Authority Revenue Hospital
       Adventist Health Systems
       Series D

       5.375%, due 11/15/35                              5,000,000     5,196,150
    Meadow Pointe III Community Development
       District of Florida Capital
       Improvement Revenue
       Series B
       5.25%, due 11/1/07                                  460,000       462,194
    Miami-Dade County Florida Solid Waste
       System Revenue, Insured: MBIA
       5.00%, due 10/1/19                      (e)       1,735,000     1,857,786
    Oakstead Florida Community Development
       District Capital Improvement Revenue
       Series B
       5.90%, due 5/1/07                                   120,000       121,260
    Orange County Florida Health Facilities
       Authority Revenue Hospital Adventist
       Health Systems
       5.625%, due 11/15/32                              3,000,000     3,200,280
    Waterchase Community Development
       District of Florida Capital
       Improvement Revenue
       Series B
       5.90%, due 5/1/08                                   170,000       171,154
                                                                     -----------
                                                                      13,291,067
                                                                     -----------
    ILLINOIS (6.9%)
    Chicago Illinois Board of Education,
       Insured: FGIC
       5.875%, due 12/1/14                     (b)(c)    3,130,000     3,452,640
    Chicago Illinois Water Revenue, Insured:
       FGIC
       6.50%, due 11/1/15                      (c)       3,005,000     3,620,394
    Illinois Finance Authority Solid Waste
       Revenue Disposal Waste Management,
       Inc. Project
       Series A
       5.05%, due 8/1/29                       (g)       1,000,000       990,500
    Illinois Health Facilities Authority
       Revenue Lake Forest Hospital
       Series A
       5.75%, due 7/1/29                                 2,000,000     2,123,600
    Illinois State Sales Tax Revenue Second
       Series, Insured: FGIC
       5.50%, due 6/15/17                      (c)       4,000,000     4,530,440
    Kane McHenry Cook & De Kalb Counties,
       Illinois Unit School District No.
       300, Insured: XLCA
       5.00%, due 12/1/20                      (h)       3,500,000     3,719,100
                                                                     -----------
                                                                      18,436,674
                                                                     -----------
    KANSAS (0.9%)
    Geary County Kansas Unified School
       District No. 475, Insured: MBIA
       5.25%, due 9/1/22                       (e)       2,275,000     2,479,591
                                                                     -----------
    LOUISIANA (1.5%)
    State of Louisiana Offshore Terminal
       Authority Deepwater Port Revenue
       Series C
       5.25%, due 9/1/16                                 3,970,000     4,100,613
                                                                     -----------
    MASSACHUSETTS (1.0%)
    Massachusetts Bay Transportation
       Authority Revenue Assessment
       Series A
       5.75%, due 7/1/18                       (b)       2,290,000     2,502,512
       5.75%, due 7/1/18                                   210,000       227,653
                                                                     -----------
                                                                       2,730,165
                                                                     -----------

    NEBRASKA (0.2%)
    Nebraska Investment Finance Authority,
       Single Family Housing Revenue
       Series C
       6.30%, due 9/1/28                                   600,000       601,236
                                                                     -----------
    NEVADA (3.3%)
    Clark County Nevada Bond Bank
       5.50%, due 7/1/14                                 5,460,000     5,871,848
    Clark County Nevada Industrial
       Development, Southern Gas Co. Project
       Series A, Insured: AMBAC
       4.85%, due 10/1/35                      (f)       1,000,000       999,940
    Clark County Nevada Pollution Control
       Revenue Nevada Power Co. Project
       Series B, Insured: FGIC
       6.60%, due 6/1/19                       (c)       1,925,000     1,946,136
                                                                     -----------
                                                                       8,817,924
                                                                     -----------
    NEW JERSEY (4.8%)
&   New Jersey Economic Development
       Authority Revenue Transportation
       Project
       Series A, Insured: FSA
       5.875%, due 5/1/14                      (b)(d)(j) 8,000,000     8,605,120
    New Jersey State Trust Fund
       Transportation Authority System
       Series C, Insured: FSA
       5.50%, due 12/15/17                     (j)       3,810,000     4,321,035
                                                                     -----------
                                                                      12,926,155
                                                                     -----------
    NEW MEXICO (1.1%)
    New Mexico Finance Authority State
       Transportation Revenue Series Lien
       Series A, Insured: MBIA
       5.00%, due 6/15/22                      (e)       2,750,000     2,910,765
                                                                     -----------
    NEW YORK (20.7%)
    Liberty New York Development Corp.,
       Goldman Sachs Group, Inc.
       5.25%, due 10/1/35                                5,000,000     5,553,300
    Metropolitan Transportation Authority of
       New York Revenue
       Series A, Insured: FGIC
       5.00%, due 11/15/25                     (c)       1,500,000     1,579,575
       Series F
       5.00%, due 11/15/30                               4,000,000     4,124,360
    New York City General Obligation
       Series E
       5.875%, due 8/1/13                      (d)       5,300,000     5,443,577
&   New York Convention Center Development
       Corp. Revenue, Insured: AMBAC
       5.00%, due 11/15/44                     (f)       7,000,000     7,224,910
    New York State Dormitory Authority Lease
       Revenue Court Facilities City of
       New York
       7.375%, due 5/15/10                               4,720,000     5,096,420
       7.50%, due 5/15/11                                4,065,000     4,595,619
    New York State Dormitory Authority
       Revenue
       Series A, Insured: MBIA
       6.00%, due 7/1/19                       (e)       3,700,000     4,438,890
    New York State Environmental Facilities
       Corp. Pollution Control Revenue,
       State Water Revolving Fund
       Series B
       7.50%, due 3/15/11                                   30,000        30,106

       Series A
       7.50%, due 6/15/12                                    240,000      254,006
    New York State Thruway Authority Highway
       & Bridge Trust Fund
       Series B, Insured: AMBAC
       5.00%, due 4/1/21                         (f)       4,000,000    4,276,480
       Series B-1
       5.75%, due 4/1/16                         (b)         100,000      102,410
&   New York City New York
       Series C
       5.00%, due 8/1/26                                   8,500,000    8,835,580
    Triborough Bridge & Tunnel Authority
       New York Revenues, Insured: MBIA
       5.00%, due 11/15/32                       (e)       3,500,000    3,614,590
                                                                       ----------
                                                                       55,169,823
                                                                       ----------
    NORTH CAROLINA (5.6%)
    North Carolina Eastern Municipal Power
       Agency Systems Revenue
       Series A
       5.50%, due 1/1/12                                   2,000,000    2,162,620
       Series D
       6.75%, due 1/1/26                                   2,000,000    2,198,940
    North Carolina Housing Finance Agency
       Home Ownership
       Series 13-A
       4.25%, due 1/1/28                                   2,910,000    2,918,584
&   North Carolina Municipal Power Power
       Agency N1 Catawba Electric Revenue
       Series B
       6.50%, due 1/1/20                         (d)       7,000,000    7,673,610
                                                                       ----------
                                                                       14,953,754
                                                                       ----------
    OHIO (0.9%)
    Lorain County Ohio Hospital Revenue
       Catholic Healthcare
       5.375%, due 10/1/30                                 2,300,000    2,407,916
                                                                       ----------
    PENNSYLVANIA (7.6%)
    Allegheny County Pennsylvania Port
       Authority Special Revenue
       Transportation, Insured: MBIA
       6.25%, due 3/1/16                         (b)(d)(e) 3,750,000    4,094,925
       6.375%, due 3/1/15                        (b)(d)(e) 3,120,000    3,418,303
&   Allegheny County Pennsylvania Sanitary
       Authority Sewer Revenue
       Series A, Insured: MBIA
       5.00%, due 12/1/23                        (e)       7,000,000    7,409,290
    Catasauqua Pennsylvania Area School
       District, Insured: FSA
       5.00%, due 2/15/31                        (j)       1,000,000    1,046,180
    Pennsylvania Economic Development
       Financing Authority Solid Waste Disposal
       Revenue Waste Management, Inc. Project
       Series A
       5.10%, due 10/1/27                        (g)       1,000,000    1,003,860
    Philadelphia Pennsylvania
       School District
       Series A, Insured: FSA
       5.75%, due 2/1/11                         (j)       3,000,000    3,292,470
                                                                       ----------
                                                                       20,265,028
                                                                       ----------
    PUERTO RICO (5.5%)
    Puerto Rico Commonwealth Infrastructure
       Financing Special Authority
       Series A

       5.50%, due 10/1/17                                1,500,000     1,634,850
    Puerto Rico Electric Power
       Authority Revenue
       Series HH, Insured: FSA
       5.25%, due 7/1/29                       (j)       2,750,000     2,933,343
&   Puerto Rico Public Buildings Authority
       Revenue Guaranteed Government Facilities
       Series I
       5.00%, due 7/1/36                                10,000,000    10,150,600
                                                                     -----------
                                                                      14,718,793
                                                                     -----------
    SOUTH CAROLINA (2.8%)
    Charleston County, South Corolina
       Public Improvement
       6.125%, due 9/1/11                                2,425,000     2,656,224
    South Carolina Jobs Economic Development
       Authority Revenue Bon Secours Health
       Systems, Inc. Project
       5.625%, due 11/15/30                              4,500,000     4,735,215
                                                                     -----------
                                                                       7,391,439
                                                                     -----------
    TEXAS (5.8%)
    Dallas Fort Worth Texas International
       Airport Facilities Improvement Revenue
       Series A, Insured: FGIC
       6.00%, due 11/1/28                      (c)(g)    4,000,000     4,285,080
    Jefferson County Texas Health Facility
       Development Corp. Texas Baptist
       Hospitals, Insured: AMBAC
       5.20%, due 8/15/21                      (f)       1,095,000     1,150,308
    San Antonio Texas Electric & Gas
       Series 2000
       5.00%, due 2/1/17                       (d)       5,040,000     5,424,502
    Tarrant Regional Water District Texas
       Water Revenue, Insured: FSA
       5.25%, due 3/1/17                       (j)       2,500,000     2,698,225
    Texas State College Student Loan
       5.50%, due 8/1/10                       (g)       1,760,000     1,884,714
                                                                     -----------
                                                                      15,442,829
                                                                     -----------
    WASHINGTON (2.7%)
&   Seattle Washington Municipal Light
       & Power Revenue
       6.00%, due 10/1/15                      (b)(d)    6,500,000     7,131,540
                                                                     -----------
    WEST VIRGINIA (0.5%)
    Kanawha Mercer Nicholas Counties West
       Virginia Single Family Mortgage Revenue
       (zero coupon), due 2/1/15               (b)(k)    2,230,000     1,431,928
                                                                     -----------
    WISCONSIN (1.0%)
    State of Wisconsin Health & Education
       Facilities Authority Revenue Wheaton
       Franciscan Services
       5.75%, due 8/15/25                                2,500,000     2,677,900
                                                                     -----------
    Total Long-Term Municipal Bonds
       (Cost $239,802,000)                                           251,772,333
                                                                     -----------

                                                              NUMBER OF
                                                             CONTRACTS (m)
                                                             ------------
    PURCHASED CALL OPTION (0.0%)                @
    UNITED STATES (0.0%)                        @
    U.S. 10 Year Treasury Note Future
       Strike price $111.00
       Expire 2/24/06                                             600      9,375
                                                                           -----

    Total Purchased Call Option
       (Cost $144,375)                                                     9,375
                                                                           -----

                                                             SHARES
                                                           ---------
    CUMULATIVE PREFERRED STOCK (3.6%)
&   Charter Mac Equity Issuer Trust
       Series A-1
       7.10%, due 6/30/09                      (d)(l)      9,000,000   9,728,370
                                                                       ---------
    Total Cumulative Preferred Stock
       (Cost $9,014,772)                                               9,728,370
                                                                       ---------

                                                        PRINCIPAL
                                                         AMOUNT
                                                       ----------
    SHORT-TERM INVESTMENTS (1.8%)
    MASSACHUSETTS (0.1%)
    Massachusetts State Development Finance
       Agency Revenue
       Series R-2, Insured: XLCA
       2.93%, due 10/1/42                      (h)(i)  $  275,000        275,000
                                                                    ------------
    NEW YORK (0.6%)
    New York City New York Municipal Water
       Finance Authority Water & Sewer Systems
       Revenue
       Series F
       3.02%, due 6/15/35                      (i)      1,425,000      1,425,000
                                                                    ------------
    WYOMING (1.1%)
    Lincoln County Wyoming Pollution Control
       Revenue Exxon Project
       Series C
       2.97%, due 11/1/14                      (i)      3,000,000      3,000,000
                                                                    ------------
    Total Short-Term Investments
       (Cost $4,700,000)                                              4,700,000
                                                                    ------------
    Total Investments
       (Cost $253,661,147)                     (n)           99.7%   266,210,078 (o)
    Cash and Other Assets
       Less Liabilities                                       0.3        782,962
                                                       ----------   ------------
    Net Assets                                              100.0%  $266,993,040
                                                       ==========   ============

                                                       CONTRACTS      UNREALIZED
                                                          LONG     APPRECIATION (p)
                                                       ---------   ----------------
    FUTURE CONTRACTS (0.0%)                     @
    United States Treasury Note
       March 2006 (10 year)                               400            $ 4,760
                                                                         -------
    Total Future Contracts
       (Settlement Value $43,375,000)                                    $ 4,760
                                                                         =======

+    Percentages indicated are based on Fund net assets.

@    Less than one tenth of a percent.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  LOC - Letter of Credit

(b) Prerefunding Securities - issuer has or will issue new bonds and use the proceeds to purchase Treasury securities that mature at or near the same date as the original issue's call date.

(c)  FGIC - Financial Guaranty Insurance Co.

(d) Segregated, partially segregated or designated as collateral for futures contracts.

(e)  MBIA - MBIA Inusurance Corp.

(f)  AMBAC - Ambac Assurance Corp.

(g)  Interest on these securities is subject to alternative minimum tax.

(h)  XLCA - XL Capital Assurance, Inc.

(i) Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par.

(j)  FSA - Financial Security Assurance, Inc.

(k)  Non-income producing security.

(l)  May be sold to institutional investors only.

(m)  One contract relates to 100 shares.

(n) The cost stated also represents the aggregate cost for federal income tax purposes.

(o) At January 31, 2006 net unrealized appreciation for securities was $12,548,931, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $13,027,468 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $478,537.

(p) Represents the difference between the value of the contracts at the time they were opened and the value at January 31, 2006.

MAINSTAY TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS                            January 31, 2006 (unaudited)

                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
    LONG-TERM BONDS (27.3%)                         +
    ASSET-BACKED SECURITIES (0.9%)
    CONSUMER FINANCE (0.5%)
    Harley-Davidson Motorcycle Trust
       Series 2004-1, Class A2
       2.53%, due 11/15/11                              $ 2,675,000   $2,584,308
    Volkswagen Auto Loan Enhanced Trust
       Series 2003-2, Class A3
       2.27%, due 10/22/07                                1,141,064    1,132,897
                                                                      ----------
                                                                       3,717,205
                                                                      ----------
    CONSUMER LOANS (0.2%)
    Atlantic City Electric Transition Funding LLC
       Series 2002-1, Class A4
       5.55%, due 10/20/23                                1,600,000    1,651,761
                                                                      ----------
    DIVERSIFIED FINANCIAL SERVICES (0.1%)
    Capital One Master Trust
       Series 2001-5, Class A
       5.30%, due 6/15/09                                   910,000      911,463
                                                                      ----------
    ELECTRIC (0.1%)
    AES Eastern Energy, L.P.
       Series 1999-A
       9.00%, due 1/2/17                                    124,072      139,891
    Public Service New Hampshire Funding LLC Pass
       -Through Certificates
       Series 2002-1, Class A
       4.58%, due 2/1/10                                    877,887      874,571
                                                                      ----------
                                                                       1,014,462
                                                                      ----------
    THRIFTS & MORTGAGE FINANCE (0.0%)               @
    Vanderbilt Mortgage Finance
       Series 1999-B, Class 1A4
       6.545%, due 4/7/18                                    68,804       68,876
                                                                      ----------
    Total Asset-Backed Securities
       (Cost $7,437,155)                                               7,363,767
                                                                      ----------
    CONVERTIBLE BONDS (0.9%)
    BIOTECHNOLOGY (0.1%)
    Amgen, Inc.

       (zero coupon), due 3/1/32                           1,070,000     821,225
                                                                       ---------
    DISTRIBUTION & WHOLESALE (0.1%)
    Costco Wholesale Corp.
       (zero coupon), due 8/19/17                   (a)      725,000     824,687
                                                                       ---------
    DIVERSIFIED FINANCIAL SERVICES (0.2%)
    American Express Co.
       1.85%, due 12/1/33                                    765,000     826,200
       (zero coupon), beginning 12/1/06
    Merrill Lynch & Co., Inc.
       (zero coupon), due 3/13/32                            765,000     851,215
                                                                       ---------
                                                                       1,677,415
                                                                       ---------
    HEALTH CARE-SERVICES (0.0%)                      @
    Laboratory Corp. of America Holdings
       (zero coupon), due 9/11/21                            100,000      81,375
    Lincare Holdings, Inc.
       3.00%, due 6/15/33                           (b)       45,000      45,562
       3.00%, due 6/15/33                                    115,000     116,437
                                                                       ---------
                                                                         243,374
                                                                       ---------
    LODGING (0.1%)
    Hilton Hotels Corp.
       3.375%, due 4/15/23                                   680,000     840,650
                                                                       ---------
    MEDIA (0.1%)
    Liberty Media Corp.
       3.50%, due 1/15/31                           (c)      790,000     821,600
                                                                       ---------
    PHARMACEUTICALS (0.3%)
    ALZA Corp.
       (zero coupon), due 7/28/20                            970,000     771,150
    Teva Pharmaceutical Finance LLC
       Series C
       0.25%, due 2/1/26                                     600,000     615,000
    Wyeth
       4.239%, due 1/15/24                          (d)      795,000     824,017
                                                                       ---------
                                                                       2,210,167
                                                                       ---------
    Total Convertible Bonds
       (Cost $7,434,310)                                               7,439,118
                                                                       ---------
    CORPORATE BONDS (4.6%)
    AEROSPACE & DEFENSE (0.1%)
    Sequa Corp.
       8.875%, due 4/1/08                                     95,000     100,700
    United Technologies Corp.
       5.40%, due 5/1/35                                     655,000     642,436
                                                                       ---------
                                                                         743,136
                                                                       ---------

    AGRICULTURE (0.2%)
    Cargill, Inc.
       5.00%, due 11/15/13                           (b)   1,630,000   1,592,922
                                                                       ---------
    AIRLINES (0.1%)
    Delta Air Lines, Inc.
       8.30%, due 12/15/29                           (e)      40,000       9,650
       10.375%, due 12/15/22                         (e)     100,000      23,875
    Southwest Airlines Co.
       5.125%, due 3/1/17                                    800,000     748,056
                                                                       ---------
                                                                         781,581
                                                                       ---------
    AUTO MANUFACTURERS (0.2%)
    DaimlerChrysler N.A. Holding Corp.
       6.50%, due 11/15/13                                 1,170,000   1,214,653
                                                                       ---------
    AUTO PARTS & EQUIPMENT (0.0%)                     @
    Collins & Aikman Products Co.
       12.875%, due 8/15/12                          (b)(e)   90,000       5,850
    Goodyear Tire & Rubber Co. (The)
       11.25%, due 3/1/11                                     80,000      89,400
                                                                       ---------
                                                                          95,250
                                                                       ---------
    BANKS (0.1%)
    Wachovia Capital Trust III
       5.80%, due 3/15/49                            (d)     600,000     601,216
                                                                       ---------
    CHEMICALS (0.1%)
    Equistar Chemicals, L.P.
       7.55%, due 2/15/26                                     90,000      85,500
    Lyondell Chemical Co.
       9.50%, due 12/15/08                                   150,000     157,312
       10.50%, due 6/1/13                                    260,000     293,150
    Millennium America, Inc.
       7.625%, due 11/15/26                                  110,000     105,050
    Terra Capital, Inc.
       12.875%, due 10/15/08                                  60,000      69,000
                                                                       ---------
                                                                         710,012
                                                                       ---------
    COMPUTERS (0.0%)                                 @
    SunGard Data Systems, Inc.
       3.75%, due 1/15/09                                     55,000      50,325
       9.431%, due 8/15/13                           (b)(d)   10,000      10,375
       10.25%, due 8/15/15                           (b)      50,000      50,250
                                                                       ---------
                                                                         110,950
                                                                       ---------
    COSMETICS & PERSONAL CARE (0.1%)
    Estee Lauder Cos., Inc. (The)
       5.75%, due 10/15/33                                   963,000     968,234
                                                                       ---------
    DIVERSIFIED FINANCIAL SERVICES (1.0%)

    American Real Estate Partners, L.P.
       8.125%, due 6/1/12                                     95,000      99,275
    Bear Stearns Cos., Inc. (The)
       4.00%, due 1/31/08                                  1,080,000   1,060,367
    Citigroup, Inc.
       5.00%, due 9/15/14                                  1,765,000   1,724,525
    General Motors Acceptance Corp.
       5.625%, due 5/15/09                                    50,000      46,847
       6.75%, due 12/1/14                           (a)       30,000      28,432
       8.00%, due 11/1/31                           (a)      130,000     132,552
    Goldman Sachs Group, L.P.
       5.00%, due 10/1/14                                    790,000     766,719
    HSBC Finance Corp.
       4.125%, due 11/16/09                                1,165,000   1,122,029
       4.75%, due 4/15/10                                    760,000     746,446
    Morgan Stanley
       3.625%, due 4/1/08                                    740,000     719,617
    OMX Timber Finance Investments LLC
       Series 1
       5.42%, due 1/29/20                           (b)      350,000     347,676
    Rainbow National Services LLC
       8.75%, due 9/1/12                            (b)       75,000      80,344
    Residential Capital Corp.
       6.375%, due 6/30/10                                   740,000     758,551
                                                                       ---------
                                                                       7,633,380
                                                                       ---------
    ELECTRIC (0.4%)
    AES Corp. (The)
       9.00%, due 5/15/15                           (b)      255,000     279,225
    Calpine Corp.
       8.50%, due 7/15/10                           (b)(e)    63,000      56,306
    Kiowa Power Partners LLC
       Series B
       5.737%, due 3/30/21                          (b)      780,000     756,023
    NiSource Finance Corp.
       5.45%, due 9/15/20                                    420,000     401,981
    NRG Energy, Inc.
       7.25%, due 2/1/14                                      15,000      15,206
       7.375%, due 2/1/16                                     30,000      30,525
    PSE&G Power LLC
       6.875%, due 4/15/06                                   890,000     893,343
    Tenaska Virginia Partners, L.P.
       6.119%, due 3/30/24                          (b)      493,892     500,065
                                                                       ---------
                                                                       2,932,674
                                                                       ---------
    ELECTRONICS (0.0%)                               @
    Fisher Scientific International, Inc.
       6.75%, due 8/15/14                                    125,000     129,844
                                                                       ---------
    ENVIRONMENTAL CONTROL (0.0%)                     @
    Geo Sub Corp.
       11.00%, due 5/15/12                                    50,000      48,250
                                                                       ---------

    FOREST PRODUCTS & PAPER (0.0%)                   @
    Georgia-Pacific Corp.
       7.75%, due 11/15/29                                    15,000      14,062
       8.00%, due 1/15/24                                     20,000      19,500
       8.875%, due 5/15/31                                    30,000      30,900
    Pope & Talbot, Inc.
       8.375%, due 6/1/13                                     65,000      43,550
                                                                       ---------
                                                                         108,012
                                                                       ---------
    HEALTH CARE-SERVICES (0.1%)
    Ameripath, Inc.
       10.50%, due 4/1/13                                     50,000      52,750
    HCA, Inc.
       8.75%, due 9/1/10                                     135,000     148,843
    Quest Diagnostics, Inc.
       5.45%, due 11/1/15                           (b)      310,000     309,045
                                                                       ---------
                                                                         510,638
                                                                       ---------
    INSURANCE (0.2%)
    Ambac Financial Group, Inc.
       5.95%, due 12/5/35                                    515,000     519,270
    Crum & Forster Holdings Corp.
       10.375%, due 6/15/13                                   60,000      63,450
    Fund American Cos., Inc.
       5.875%, due 5/15/13                                   960,000     960,585
                                                                       ---------
                                                                       1,543,305
                                                                       ---------
    IRON & STEEL (0.0%)                              @
    United States Steel LLC
       9.75%, due 5/15/10                                    100,000     109,000
                                                                       ----------
    LODGING (0.0%)                                   @
    MGM Mirage, Inc.
       8.50%, due 9/15/10                                    115,000     124,775
    Starwood Hotel & Resorts
       7.375%, due 11/15/15                                   60,000      65,100
                                                                       ---------
                                                                         189,875
                                                                       ---------
    MEDIA (0.3%)
    Clear Channel Communications, Inc.
       5.50%, due 9/15/14                                    500,000     471,171
       5.50%, due 12/15/16                                   300,000     274,033
    Houghton Mifflin Co.
       7.20%, due 3/15/11                                     75,000      77,813
    Paxson Communications Corp.
       7.777%, due 1/15/12                          (b)(d)    40,000      39,800
    Reed Elsevier Capital, Inc.
       4.625%, due 6/15/12                                   540,000     513,046
    Time Warner Entertainment Co., L.P.
       8.375%, due 3/15/23                                    10,000      11,582
       10.15%, due 5/1/12                                    765,000     926,902

    Ziff Davis Media, Inc.
       10.68%, due 5/1/12                           (d)       70,000      62,300
                                                                       ---------
                                                                       2,376,647
                                                                       ---------
    OIL & GAS (0.3%)
    Chesapeake Energy Corp.
       6.875%, due 11/15/20                         (b)        5,000       5,100
    Enterprise Products Operating, L.P.
       Series B
       6.65%, due 10/15/34                                   720,000     742,459
    Gazprom International S.A.
       7.201%, due 2/1/20                           (b)      625,000     664,453
    Mission Resources Corp.
       9.875%, due 4/1/11                                     10,000      10,600
    Pemex Project Funding Master Trust
       6.625%, due 6/15/35                          (b)      630,000     630,630
    Pride International, Inc.
       7.375%, due 7/15/14                                    35,000      37,625
                                                                       ---------
                                                                       2,090,867
                                                                       ---------
    PACKAGING & CONTAINERS (0.0%)                    @
    Owens-Brockway Glass Container, Inc.
       7.75%, due 5/15/11                                     65,000      67,925
       8.75%, due 11/15/12                                     5,000       5,375
    Owens-Illinois, Inc.
       8.10%, due 5/15/07                                     60,000      61,200
                                                                       ---------
                                                                         134,500
                                                                       ---------
    PHARMACEUTICALS (0.3%)
    Eli Lilly & Co.
       6.77%, due 1/1/36                                     275,000     318,791
    Medco Health Solutions, Inc.
       7.25%, due 8/15/13                                  1,180,000   1,288,460
    Teva Pharmaceutical Finance LLC
       5.55%, due 2/1/16                                     540,000     538,810
                                                                       ---------
                                                                       2,146,061
                                                                       ---------
    PIPELINES (0.1%)
    ANR Pipeline Co.
       9.625%, due 11/1/21                                    55,000      69,208
    El Paso Production Holding Co.
       7.75%, due 6/1/13                                      75,000      79,313
    Energy Transfer Partners, L.P.
       5.95%, due 2/1/15                                     805,000     807,218
    Pacific Energy Partners, L.P.
       7.125%, due 6/15/14                                    50,000      52,000
    Williams Cos., Inc.
       7.875%, due 9/1/21                                     95,000     104,975
                                                                       ---------
                                                                       1,112,714
                                                                       ---------
    REAL ESTATE (0.0%)                               @
    CB Richard Ellis Services, Inc.

       9.75%, due 5/15/10                                   134,000      145,390
    iStar Financial, Inc.
       6.50%, due 12/15/13                                    5,000        5,115
    Omega Healthcare Investors, Inc.
       7.00%, due 4/1/14                                     75,000       76,125
                                                                      ----------
                                                                         226,630
                                                                      ----------
    RETAIL (0.5%)
    CVS Corp.
       5.789%, due 1/10/26                          (b)     328,102      330,520
    Dayton Hudson Co.
       8.60%, due 1/15/12                                   675,000      792,741
    Kohl's Corp.
       6.00%, due 1/15/33                                 1,690,000    1,626,694
    Star Gas Partners, L.P./Star Gas Finance Co.
       10.25%, due 2/15/13                                    5,000        4,975
    Toys "R" Us, Inc.
       7.625%, due 8/1/11                                    60,000       49,800
       8.75%, due 9/1/21                                      5,000        4,700
    Wal-Mart Stores, Inc.
       4.50%, due 7/1/15                                     50,000       47,638
       5.25%, due 9/1/35                                  1,095,000    1,044,427
                                                                      ----------
                                                                       3,901,495
                                                                      ----------
    SEMICONDUCTORS (0.1%)
    MagnaChip Semiconductor S.A.
       7.741%, due 12/15/11                         (d)     225,000      226,688
       8.00%, due 12/15/14                                  180,000      174,150
                                                                      ----------
                                                                         400,838
                                                                      ----------
    SOFTWARE (0.0%)                                  @
    Computer Associates International, Inc.
       5.25%, due 12/1/09                           (b)     225,000      219,484
                                                                      ----------
    TELECOMMUNICATIONS (0.3%)
    Ameritech Capital Funding Corp.
       6.25%, due 5/18/09                                   320,000      327,582
    Dobson Cellular Systems
       8.375%, due 11/1/11                                   35,000       37,275
       9.43%, due 11/1/11                           (d)      35,000       36,400
    PanAmSat Corp.
       9.00%, due 8/15/14                                    37,000       38,896
    Qwest Communications International, Inc.
       7.25%, due 2/15/11                                    70,000       70,350
    Qwest Corp.
       7.125%, due 11/15/43                                  20,000       18,450
       7.25%, due 9/15/25                                    45,000       44,213
       8.875%, due 3/15/12                                   30,000       33,225
    SBC Communications, Inc.
       4.125%, due 9/15/09                                  615,000      592,310
    Triton PCS, Inc.
       8.50%, due 6/1/13                            (a)      35,000       33,075

    Verizon Virginia, Inc.
       Series A
       4.625%, due 3/15/13                                1,130,000    1,051,597
                                                                      ----------
                                                                       2,283,373
                                                                      ----------
    TEXTILES (0.1%)
    Invista
       9.25%, due 5/1/12                            (b)      80,000       85,200
    Mohawk Industries, Inc.
       6.125%, due 1/15/16                                  525,000      527,895
                                                                      ----------
                                                                         613,095
                                                                      ----------
    TRANSPORTATION (0.0%)                            @
    Gulfmark Offshore, Inc.
       7.75%, due 7/15/14                                    50,000       52,250
                                                                      ----------
    Total Corporate Bonds
       (Cost $35,900,322)                                             35,580,886
                                                                      ----------
    FOREIGN BONDS (1.2%)
    BEVERAGES (0.1%)
    Coca-Cola HBC Finance BV
       5.125%, due 9/17/13                                  430,000      426,633
                                                                       ---------
    DIVERSIFIED FINANCIAL SERVICES (0.1%)
    Tengizchevroil Finance Co. S.A.R.L.
       6.124%, due 11/15/14                         (b)     350,000      352,625
                                                                       ---------
    ELECTRIC (0.1%)
    SP PowerAssets, Ltd.
       5.00%, due 10/22/13                          (b)     625,000      619,081
                                                                       ---------
    FOREIGN SOVEREIGN (0.1%)
    United Mexican States
       8.125%, due 12/30/19                                 495,000      603,900
                                                                       ---------
    HOUSEHOLD PRODUCTS & WARES (0.0%)                @
    Controladora Mabe S.A. de C.V.
       6.50%, due 12/15/15                          (b)     205,000      200,912
                                                                       ---------
    INSURANCE (0.0%)                                 @
    Lindsey Morden Group, Inc.
       Series B
       7.00%, due 6/16/08                                     5,000        4,170
    Nippon Life Insurance Co.
       4.875%, due 8/9/10                           (b)     340,000      334,072
                                                                       ---------
                                                                         338,242
                                                                       ---------
    MEDIA (0.2%)
    BSKYB Finance UK PLC

       5.625%, due 10/15/15                         (b)     755,000      742,541
       6.50%, due 10/15/35                          (b)     375,000      369,809
    CanWest Media, Inc.
       8.00%, due 9/15/12                                   105,000      106,313
    Grupo Televisa S.A.
       6.625%, due 3/18/25                                  615,000      617,259
    Quebecor Media, Inc.
       7.75%, due 3/15/16                           (b)      15,000       15,300
                                                                       ---------
                                                                       1,851,222
                                                                       ---------
    MINING (0.2%)
    Alcan, Inc.
       5.00%, due 6/1/15                                    670,000      645,758
    Corporacion Nacional del Cobre-Codelco, Inc.
       5.50%, due 10/15/13                          (b)   1,000,000    1,011,228
                                                                       ---------
                                                                       1,656,986
                                                                       ---------
    REGIONAL GOVERNMENT (0.2%)
    Province of Quebec
       5.00%, due 7/17/09                                 1,720,000    1,728,402
                                                                       ---------
    TELECOMMUNICATIONS (0.2%)
    Millicom International Cellular S.A.
       10.00%, due 12/1/13                                   65,000       71,500
    Telefonos de Mexico S.A. de C.V.
       4.50%, due 11/19/08                                  750,000      733,222
       5.50%, due 1/27/15                                   730,000      713,328
                                                                       ---------
                                                                       1,518,050
                                                                       ---------
    TRANSPORTATION (0.0%)                            @
    Stena AB
       9.625%, due 12/1/12                                   45,000       49,050
                                                                       ---------
    Total Foreign Bonds
       (Cost $9,360,558)                                               9,345,103
                                                                       ---------
    MORTGAGE-BACKED SECURITIES (1.5%)
    COMMERCIAL MORTGAGE LOANS
      (COLLATERALIZED MORTGAGE OBLIGATIONS) (1.5%)
    Banc of America Commercial Mortgage, Inc.
       Series 2001-PB1, Class A1
       4.907%, due 5/11/35                                   215,870     215,515
       Series 2005-5, Class A2
       5.001%, due 10/10/45                                1,175,000   1,165,215
    Citigroup Commercial Mortgage Trust
       Series 2004-C2, Class A5
       4.733%, due 10/15/41                                1,110,000   1,070,204
    Citigroup/Deutsche Bank Commercial
       Mortgage Trust
       Series 2005-CD1, Class A4

       5.225%, due 7/15/44                            (d)       890,000       892,174
    Fannie Mae Grantor Trust
       Series 1998-M6, Class A2
       6.32%, due 8/15/08                                       695,190       711,626
    LB-UBS Commercial Mortgage Trust
       Series 2004-C2, Class A2
       3.246%, due 3/15/29                                    1,555,000     1,478,407
       Series 2004-C7, Class A1
       3.625%, due 10/15/29                                   1,297,633     1,263,069
       Series 2005-C7, Class A4
       5.197%, due 11/15/30                           (d)       925,000       920,746
    Merrill Lynch Mortgage Trust
       Series 2004-MKB1, Class A1
       3.563%, due 2/12/42                                    1,171,041     1,139,323
       Series 2004-BPC1, Class A5
       4.855%, due 10/12/41                           (d)     2,240,000     2,174,644
    Morgan Stanley Capital I
       Series 2003-IQ5, Class A1
       3.02%, due 4/15/38                                       118,756       117,866
    Wachovia Bank Commercial Mortgage Trust
       Series 2004-C14, Class A1
       3.477%, due 8/15/41                                      452,778       440,484
                                                                          -----------
    Total Mortgage-Backed Securities
       (Cost $11,859,508)                                                  11,589,273
                                                                          -----------
    MUNICIPAL BOND (0.1%)
    UNITED STATES (0.1%)
    Harris County Texas Industrial
       Development Corp.
       Solid Waste Deer Park
       5.683%, due 3/1/23                             (d)       660,000       669,854
                                                                          -----------
    Total Municipal Bond
       (Cost $660,000)                                                        669,854
                                                                          -----------
    U.S. GOVERNMENT & FEDERAL AGENCIES (17.9%)
    FEDERAL HOME LOAN MORTGAGE CORPORATION
      (MORTGAGE PASS-THROUGH SECURITIES)(0.7%)
      3.00%, due 8/1/10                               (f)       654,262       618,370
      4.329%, due 3/1/35                              (d)(f)  1,929,368     1,895,626
      5.00%, due 8/1/33                               (f)     1,757,766     1,703,613
      5.50%, due 2/1/36                           TBA (g)     1,685,000     1,667,624
                                                                          -----------
                                                                            5,885,233
                                                                          -----------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (5.1%)

&     4.00%, due 9/2/08                             (a)     8,230,000     8,054,133
      4.625%, due 5/1/13                            (f)     5,715,000     5,534,949
      4.75%, due 1/2/07                             (f)     5,760,000     5,751,037
      5.125%, due 1/2/14                            (f)       810,000       808,661
      5.25%, due 8/1/12                             (f)     2,425,000     2,441,580
      5.50%, due 5/2/06                             (f)     5,945,000     5,956,985
      6.25%, due 2/1/11                             (f)     7,165,000     7,543,971
      6.625%, due 9/15/09                           (f)     3,845,000     4,075,823
                                                                        -----------
                                                                         40,167,139
                                                                        -----------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION
      (MORTGAGE PASS-THROUGH SECURITIES) (8.1%)
      4.50%, due 4/1/18                             (f)     1,460,257     1,421,524
      4.50%, due 7/1/18                             (f)     5,222,188     5,083,673
      4.50%, due 11/1/18                            (f)     6,592,241     6,417,386
      5.00%, due 2/1/36                         TBA (g)       130,000       125,572
&     5.50%, due 2/1/21                         TBA (g)    16,340,000    16,437,027
&     5.50%, due 6/1/33                             (f)    11,116,412    11,021,162
      5.50%, due 11/1/33                            (f)     2,017,395     2,000,109
      5.50%, due 12/1/33                            (f)     1,716,651     1,701,942
      6.00%, due 1/1/33                             (f)     1,321,554     1,336,800
      6.00%, due 3/1/33                             (f)     1,788,639     1,808,078
      6.00%, due 9/1/34                             (f)     1,465,948     1,481,151
      6.00%, due 9/1/35                             (f)     4,853,308     4,906,840
      6.00%, due 10/1/35                            (f)     3,260,882     3,294,070
      6.00%, due 2/1/36                         TBA (g)     2,780,000     2,806,933
      6.50%, due 6/1/31                             (f)       859,199       882,673
      6.50%, due 8/1/31                             (f)       646,412       664,073
      6.50%, due 10/1/31                            (f)       407,012       418,132
                                                                        -----------
                                                                         61,807,145
                                                                        -----------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
      (MORTGAGE PASS-THROUGH SECURITIES) (1.5%)
      5.00%, due 1/1/36                         TBA (g)     3,880,000     3,821,990
      5.00%, due 3/1/36                         TBA (g)     4,210,000     4,138,956
      6.00%, due 4/15/29                            (f)     1,664,864     1,709,513
      6.00%, due 8/15/32                            (f)     2,612,967     2,681,540
                                                                        -----------
                                                                         12,351,999
                                                                        -----------
    UNITED STATES TREASURY BONDS (1.7%)
      6.00%, due 2/15/26                            (f)     1,380,000     1,601,609
      6.25%, due 8/15/23                            (f)     2,465,000     2,901,768
      6.25%, due 5/15/30                            (f)     5,450,000     6,646,231
      7.50%, due 11/15/16                           (f)     1,570,000     1,949,805
      8.75%, due 8/15/20                            (f)         2,000         2,840
                                                                        -----------
                                                                         13,102,253
                                                                        -----------
    UNITED STATES TREASURY NOTES (0.8%)
      3.375%, due 2/15/08                           (a)     6,410,000     6,268,281
      4.375%, due 5/15/07                           (f)         1,000           998
                                                                        -----------
                                                                          6,269,279
                                                                        -----------
    Total U.S. Government & Federal Agencies
      (Cost $140,562,552)                                               139,583,048
                                                                        -----------

    LOAN ASSIGNMENTS & PARTICIPATIONS (0.2%)
    AUTO PARTS & EQUIPMENT (0.1%)
    Goodyear Tire & Rubber Co. (The)
      7.06%, due 4/30/10                      (d)          265,000       267,484
                                                                     -----------
    REAL ESTATE (0.1%)
    LNR Property Corp.
      Series B
      6.73%, due 2/3/08                       (d)          979,970       985,942
                                                                     -----------
    Total Loan Assignments & Participations
       (Cost $1,244,970)                                               1,253,426
                                                                     -----------

    YANKEE BONDS (0.0%)                       (h) @
    INSURANCE (0.0%)                              @
    Fairfax Financial Holdings, Ltd.
      7.375%, due 4/15/18                        (a)        25,000        20,782
      7.75%, due 4/26/12                         (a)        65,000        61,425
      8.30%, due 4/15/26                         (a)        25,000        21,117
                                                                     -----------
    Total Yankee Bonds
      (Cost $109,660)                                                    103,324
                                                                     -----------
    Total Long-Term Bonds
      (Cost $214,569,035)                                            212,927,799
                                                                     -----------

                                                          SHARES
                                                        ----------
    COMMON STOCKS (70.1%)
    ADVERTISING (0.5%)
    Omnicom Group, Inc.                       (a)           46,200     3,778,698
                                                                     -----------
    AEROSPACE & DEFENSE (2.1%)
    L-3 Communications Holdings, Inc.                       60,400     4,893,608
    Northrop Grumman Corp.                                  89,300     5,548,209
    United Technologies Corp.                               96,500     5,632,705
                                                                     -----------
                                                                      16,074,522
                                                                     -----------
    APPAREL (1.3%)
    Coach, Inc.                               (i)          165,900     5,964,105
    NIKE, Inc. Class B                                      56,600     4,581,770
                                                                     -----------
                                                                      10,545,875
                                                                     -----------
    BANKS (2.9%)
&   Bank of America Corp.                                  235,904    10,434,034
    PNC Financial Services Group, Inc.                      58,000     3,761,880
    U.S. Bancorp                                           109,500     3,275,145

    Wachovia Corp.                                           92,300    5,060,809
                                                                      ----------
                                                                      22,531,868
                                                                      ----------
    BEVERAGES (0.4%)
    PepsiCo, Inc.                                            53,900    3,082,002
                                                                      ----------
    BIOTECHNOLOGY (1.2%)
    Amgen, Inc.                                      (i)     69,800    5,087,722
    Genentech, Inc.                                  (i)     47,700    4,098,384
                                                                      ----------
                                                                       9,186,106
                                                                      ----------
    BUILDING MATERIALS (0.7%)
    American Standard Cos., Inc.                            158,000    5,688,000
                                                                      ----------
    CHEMICALS (1.4%)
    Air Products & Chemicals, Inc.                           16,500    1,017,885
    E.I. du Pont de Nemours & Co.                           111,600    4,369,140
    Praxair, Inc.                                           107,300    5,652,564
                                                                      ----------
                                                                      11,039,589
                                                                      ----------
    COAL (0.6%)
    Peabody Energy Corp.                                     51,100    5,084,961
                                                                      ----------
    COMPUTERS (3.0%)
    Apple Computer, Inc.                             (i)     75,000    5,663,250
    Computer Sciences Corp.                          (i)    117,800    5,972,460
    EMC Corp.                                        (i)    258,400    3,462,560
    International Business Machines Corp.                    90,700    7,373,910
    Research In Motion, Ltd.                         (i)     12,000      810,000
                                                                      ----------
                                                                      23,282,180
                                                                      ----------
    DIVERSIFIED FINANCIAL SERVICES (5.0%)
    American Express Co.                                     82,900    4,348,105
    Ameriprise Financial, Inc.                               16,620      676,268
    Capital One Financial Corp.                              54,500    4,539,850
&   Citigroup, Inc.                                         275,400   12,828,132
    Goldman Sachs Group, Inc. (The)                          31,600    4,463,500
    JPMorgan Chase & Co.                                    133,544    5,308,374
    Merrill Lynch & Co., Inc.                                61,200    4,594,284
    Morgan Stanley                                           43,700    2,685,365
                                                                      ----------
                                                                      39,443,878
                                                                      ----------
    ELECTRIC (0.2%)
    FirstEnergy Corp.                                        31,200    1,563,120
                                                                      ----------
    ELECTRONICS (0.6%)
    Fisher Scientific International, Inc.            (i)     74,000    4,948,380
                                                                      ----------
    FOOD (1.8%)
    Cadbury Schweppes PLC ADR                        (j)    104,400    4,158,252
    General Mills, Inc.                                     103,500    5,031,135
    Kroger Co. (The)                                 (i)    264,600    4,868,640
                                                                      ----------

                                                                      14,058,027
                                                                      ----------
    HEALTH CARE-PRODUCTS (0.6%)
    Johnson & Johnson                                        76,500    4,401,810
                                                                      ----------
    HEALTH CARE-SERVICES (3.1%)
    Coventry Health Care, Inc.                       (i)     50,650    3,017,220
    HCA, Inc.                                                42,900    2,105,532
    Quest Diagnostics, Inc.                                  87,800    4,339,954
    UnitedHealth Group, Inc.                                131,200    7,795,904
    WellPoint, Inc.                                  (i)     89,300    6,858,240
                                                                      ----------
                                                                      24,116,850
                                                                      ----------
    HOME BUILDERS (1.9%)
    Centex Corp.                                             57,500    4,104,925
    D.R. Horton, Inc.                                       148,333    5,535,788
    Lennar Corp. Class A                             (a)     84,300    5,273,808
                                                                      ----------
                                                                      14,914,521
                                                                      ----------
    HOME FURNISHINGS (0.5%)
    Harman International Industries, Inc.                    35,900    3,949,000
                                                                      ----------
    HOUSEHOLD PRODUCTS & WARES (0.5%)
    Kimberly-Clark Corp.                                     67,900    3,878,448
                                                                      ----------
    INSURANCE (2.8%)
    AFLAC, Inc.                                              75,200    3,530,640
    Allstate Corp. (The)                                     78,400    4,080,720
    Hartford Financial Services Group, Inc. (The)            56,800    4,670,664
    PMI Group, Inc. (The)                                   130,900    5,658,807
    Prudential Financial, Inc.                               53,200    4,008,088
                                                                      ----------
                                                                      21,948,919
                                                                      ----------
    INTERNET (0.5%)
    eBay, Inc.                                       (a)(i)  48,500    2,090,350
    Yahoo!, Inc.                                     (i)     46,200    1,586,508
                                                                      ----------
                                                                       3,676,858
                                                                      ----------
    LEISURE TIME (1.1%)
    Brunswick Corp.                                          50,600    1,902,054
    Carnival Corp.                                           34,200    1,770,192
    Harley-Davidson, Inc.                            (a)     85,800    4,592,874
                                                                      ----------
                                                                       8,265,120
                                                                      ----------
    MEDIA (2.1%)
    Comcast Corp. Class A                            (i)    189,200    5,263,544
    Gannett Co., Inc.                                        41,900    2,589,420
    Time Warner, Inc.                                       342,800    6,009,284
    Tribune Co.                                              75,600    2,193,156
                                                                      ----------
                                                                      16,055,404
                                                                      ----------
    MINING (1.9%)

    Alcoa, Inc.                               (a)          128,600     4,050,900
&   Inco, Ltd.                                (a)          204,200    10,471,376
                                                                     -----------
                                                                      14,522,276
                                                                     -----------
    MISCELLANEOUS - MANUFACTURING (2.3%)
    3M Co.                                                  49,200     3,579,300
    Danaher Corp.                                           83,900     4,752,096
    General Electric Co.                                   157,600     5,161,400
    Illinois Tool Works, Inc.                 (a)           51,200     4,315,648
                                                                     -----------
                                                                      17,808,444
                                                                     -----------
    OIL & GAS (6.2%)
    Apache Corp.                                            37,200     2,809,716
    ConocoPhillips                                          71,400     4,619,580
    ENSCO International, Inc.                              149,400     7,637,328
    ExxonMobil Corp.                                       110,000     6,902,500
    Kerr-McGee Corp.                                        29,595     3,266,992
    Pride International, Inc.                 (i)          126,500     4,466,715
    Rowan Cos., Inc.                                       141,000     6,321,030
&   Transocean, Inc.                          (i)          152,800    12,399,720
                                                                     -----------
                                                                      48,423,581
                                                                     -----------
    OIL & GAS SERVICES (2.5%)
    Baker Hughes, Inc.                                      86,200     6,675,328
    BJ Services Co.                                        151,600     6,138,284
    Weatherford International, Ltd.           (i)          154,700     6,927,466
                                                                     -----------
                                                                      19,741,078
                                                                     -----------
    PACKAGING & CONTAINERS (1.1%)
&   Owens-Illinois, Inc.                      (i)          375,400     8,255,046
                                                                     -----------
    PHARMACEUTICALS (4.3%)
    Abbott Laboratories                                    131,200     5,661,280
    Bristol-Myers Squibb Co.                                68,300     1,556,557
    Caremark Rx, Inc.                         (i)          111,500     5,496,950
    Gilead Sciences, Inc.                     (i)           86,600     5,271,342
    Omnicare, Inc.                                          45,200     2,246,440
&   Pfizer, Inc.                                           397,900    10,218,072
    Wyeth                                                   70,800     3,274,500
                                                                     -----------
                                                                      33,725,141
                                                                     -----------
    RETAIL (5.6%)
    Bed Bath & Beyond, Inc.                   (i)          107,000     4,002,870
    Best Buy Co., Inc.                                     103,050     5,220,513
    CVS Corp.                                              169,300     4,699,768
    Gap, Inc. (The)                                        164,700     2,979,423
    Home Depot, Inc. (The)                                  95,600     3,876,580
    Kohl's Corp.                              (i)           92,600     4,110,514
    Lowe's Cos., Inc.                                       78,000     4,956,900
    Target Corp.                                            86,600     4,741,350
    Walgreen Co.                                           103,900     4,496,792
    Wal-Mart Stores, Inc.                                  106,400     4,906,104
                                                                     -----------

                                                                      43,990,814
                                                                     -----------
    SAVINGS & LOANS (0.4%)
    Washington Mutual, Inc.                   (a)           73,200     3,097,824
                                                                     -----------
    SEMICONDUCTORS (2.0%)
    Intel Corp.                                            236,000     5,019,720
    Linear Technology Corp.                                 83,800     3,118,198
    Maxim Integrated Products, Inc.                         45,900     1,883,736
    National Semiconductor Corp.                           148,600     4,192,006
    Texas Instruments, Inc.                                 47,600     1,391,348
                                                                     -----------
                                                                      15,605,008
                                                                     -----------
    SOFTWARE (0.8%)
    BMC Software, Inc.                        (i)           74,300     1,642,030
    Microsoft Corp.                                         90,200     2,539,130
    Oracle Corp.                              (a)(i)       163,100     2,050,167
                                                                     -----------
                                                                       6,231,327
                                                                     -----------
    TELECOMMUNICATIONS (7.2%)
    ALLTEL Corp.                              (a)           77,800     4,670,334
    AT&T, Inc.                                             176,500     4,580,175
    BellSouth Corp.                           (a)           81,900     2,356,263
    Comverse Technology, Inc.                 (i)           38,400     1,051,776
    Corning, Inc.                             (i)          287,900     7,010,365
    Lucent Technologies, Inc.                 (a)(i)       986,300     2,603,832
    Motorola, Inc.                                         287,000     6,517,770
    Nokia Oyj ADR                             (j)          332,100     6,103,998
    QUALCOMM, Inc.                                          64,500     3,093,420
&   Sprint Nextel Corp.                                    449,000    10,277,610
    Verizon Communications, Inc.                           244,800     7,750,368
                                                                     -----------
                                                                      56,015,911
                                                                     -----------
    TRANSPORTATION (1.0%)
    FedEx Corp.                                             50,400     5,097,960
    Norfolk Southern Corp.                                  62,000     3,090,080
                                                                     -----------
                                                                       8,188,040
                                                                     -----------
    Total Common Stocks
       (Cost $449,450,595)                                           547,118,626
                                                                     -----------

    CONVERTIBLE PREFERRED STOCK (0.5%)
    PHARMACEUTICALS (0.4%)
    Goldman Sachs Group, Inc. (The)
       2.125% Series BSKT                     (k)           31,000     3,252,117
                                                                     -----------
    SOFTWARE (0.1%)
    QuadraMed Corp.
       5.50%                                  (b)(i)(l)     10,700       195,275
                                                                     -----------

    Total Convertible Preferred Stock
       (Cost $3,367,500)                                               3,447,392
                                                                     -----------

    PREFERRED STOCK (0.0%)                           @
    REAL ESTATE (0.0%)                               @
    Sovereign Real Estate Investment Corp.
       12.00%                                       (b)(i)     100       146,250
                                                                     -----------
    Total Preferred Stock
       (Cost $147,000)                                                   146,250
                                                                     -----------

                                                        NUMBER OF
                                                       CONTRACTS (l)
                                                       -----------
    PURCHASED PUT OPTION (0.0%)                @
    PHARMACEUTICALS (0.0%)                     @
    Pfizer, Inc.
       Strike price $20.00
       Expire 3/18/06                         (i)            3,751        93,775
                                                                     -----------
    Total Purchased Put Option
       (Premium $404,770)                                                 93,775
                                                                     -----------

                                                        PRINCIPAL
                                                          AMOUNT
                                                       -----------
    SHORT-TERM INVESTMENTS (11.6%)
    CERTIFICATE OF DEPOSIT (0.2%)
    Skandinaviska Enskilda Banken AB
       4.52%, due 2/22/06                     (d)(m)   $ 1,442,939     1,442,939
                                                                     -----------
    Total Certificate of Deposit
       (Cost $1,442,939)                                               1,442,939
                                                                     -----------
    COMMERCIAL PAPER (5.5%)
    Compass Securitization
       4.517%, due 2/22/06                    (m)        1,030,671     1,030,671
    Den Danske Bank
       4.409%, due 2/6/06                     (m)        1,537,440     1,537,440
    European Investment Bank
       (zero coupon), due 2/21/06                        5,000,000     4,987,555
    Fairway Finance
       4.449%, due 2/21/06                    (m)        1,434,314     1,434,314
    Falcon Asset Securitization Corp.
       4.441%, due 3/9/06                     (m)          922,899       922,899
    General Electric Capital Corp.
       4.49%, due 2/16/06                     (f)        6,855,000     6,842,175
    Goldman Sachs Group, Inc.
       4.34%, due 2/10/06                     (m)       11,930,000    11,917,056
    Greyhawk Funding
       4.397%, due 2/13/06                    (m)          824,536       824,536

    Liberty Street
       4.527%, due 3/15/06                      (m)       618,402        618,402
    Park Avenue Receivables Corp.
       4.506%, due 2/23/06                      (m)     1,236,805      1,236,805
    Prefco Enterprises, Inc.
       4.518%, due 2/27/06                      (m)       721,469        721,469
    Ranger Funding LLC
       4.523%, due 3/7/06                       (m)       731,776        731,776
    UBS Finance Delaware LLC
       4.47%, due 2/1/06                        (f)     5,130,000      5,130,000
    Wells Fargo & Co.
       4.46%, due 2/2/06                        (f)     3,330,000      3,329,588
    Yorktown Capital LLC
       4.358%, due 2/2/06                       (m)     2,057,356      2,057,356
                                                                    ------------
    Total Commercial Paper
       (Cost $43,322,792)                                             43,322,042
                                                                    ------------

                                                         SHARES
                                                       ----------
    INVESTMENT COMPANY (1.1%)
    BGI Institutional Money Market Fund         (m)    8,535,364      8,535,364
                                                                    ------------
    Total Investment Company
       (Cost $8,535,364)                                               8,535,364
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT
                                                       ----------
    REPURCHASE AGREEMENT (0.1%)
    Morgan Stanley & Co.
       4.605%, dated 1/31/06
       due 2/1/06 Proceeds at Maturity $618,481
       (Collateralized by various bonds
       with a Principal Amount of $634,061
       and Market Value of $634,818)            (m)    $  618,402        618,402
                                                                    ------------
    Total Repurchase Agreement
       (Cost $618,402)                                                   618,402
                                                                    ------------

    TIME DEPOSITS (3.2%)
    Abbey National PLC
       4.40%, due 3/1/06                        (m)     2,267,475      2,267,475
    Bank of America
       4.52%, due 3/27/06                       (d)(m)  2,061,341      2,061,341
    Bank of Nova Scotia
       4.50%, due 3/24/06                       (m)     1,649,073      1,649,073
    Barclays
       4.425%, due 3/6/06                       (m)     2,061,341      2,061,341
    Credit Suisse First Boston Corp.
       4.50%, due 3/24/06                       (m)     1,442,939      1,442,939
    Deutsche Bank
       4.29%, due 2/1/06                        (m)     1,855,207      1,855,207
    Dexia Group

       4.52%, due 3/27/06                       (m)    1,649,073      1,649,073
    First Tennessee National Corp.
       4.39%, due 2/13/06                       (m)    2,061,341      2,061,341
    Fortis Bank
       4.35%, due 2/8/06                        (m)    2,061,341      2,061,341
       4.50%, due 2/28/06                       (m)    2,061,341      2,061,341
    National Australia Bank
       4.46%, due 2/1/06                        (m)    2,061,341      2,061,341
    Societe Generale
       4.50%, due 2/6/06                        (m)    2,267,475      2,267,475
    Wells Fargo & Co.
       4.50%, due 3/20/06                       (m)    1,855,207      1,855,207
                                                                   ------------
    Total Time Deposits
       (Cost $25,354,495)                                            25,354,495
                                                                   ------------
    FEDERAL AGENCIES (1.5%)
    Federal Home Loan Bank
       (Discount Notes)
       4.13%, due 2/1/06                        (f)    2,775,000      2,775,000
       4.25%, due 2/2/06                        (f)    2,925,000      2,924,655
       4.27%, due 2/10/06                       (f)    4,000,000      3,995,730



    Federal Home Loan Mortgage Corporation
       (Discount Note)
       4.33%, due 2/21/06                       (f)    1,945,000      1,940,321
                                                                   ------------
    Total Federal Agencies
       (Cost $11,635,706)                                            11,635,706
                                                                   ------------
    Total Short-Term Investments
       (Cost $90,909,698)                                            90,908,948
                                                                   ------------
    Total Investments
       (Cost $758,848,598)                      (o)       109.5%    854,642,790(p)
    Liabilities in Excess of
       Cash and Other Assets                                (9.5)   (74,437,091)
                                                      ----------   ------------
    Net Assets                                             100.0%  $780,205,699
                                                      ==========   ============

                                                        NUMBER OF
                                                        CONTRACTS(n)
                                                                       VALUE
                                                       ----------   ------------
    WRITTEN CALL OPTION (0.0%)                   @

    ENERGY EQUIPMENT & SERVICES (0.0%)           @

    Transocean, Inc.
       Strike price $80.00
       Expire 2/18/06                                     (260)     $   (93,600)
                                                                    ------------
    Total Written Call Option
       (Premium $80,439)                                            $   (93,600)
                                                                    ------------

+    Percentages indicated are based on Fund net assets.

@    Less than one tenth of a percent.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Represents security, or a portion thereof, which is out on loan.

(b)  May be sold to institutional investors only.

(c) Synthetic Convertible - An equity-linked security issued by an entity other than the issuer of the underlying equity instrument. The underlying equity investment represents a basket of securities comprised of Motorola and freescale Semiconductor.

(d)  Floating rate. Rate shown is the rate in effect at January 31, 2006.

(e)  Issue in default.

(f)  Segregated as collateral for TBA's.

(g) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at January 31, 2006 is $28,998,102.

(h) Yanke Bond - dollar denominated bond issued in the United States by a foreign bank or corporation.

(i)  Non-income producing security.

(j)  ADR - American Depositary Receipt.

(k) Synthetic Convertible - An equity-linked security issued by an entity other than the issuer of the underlying equity instrument. The underlying equity investment represents a basket of securities comprised of Abbott Laboratories, Eli Lilly, Forest Laboratories, GlaxoSmithKline, IVAX, Johnson & Johnson and Schering-Plough.

(l)  Illiquid security.

(m) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(n)  One contract relates to 100 shares.

(o)  The cost for federal income tax purposes is $763,632,077.

(p) At January 31, 2006, net unrealized appreciation was $91,010,713 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $103,749,826 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $12,739,113.

MainStay Value Fund
PORTFOLIO OF INVESTMENTS                            January 31, 2006 (unaudited)

                                                           SHARES       VALUE
                                                         ---------   -----------
    COMMON STOCKS (94.3%)                          +
    AEROSPACE & DEFENSE (2.3%)
&   Northrop Grumman Corp.                                 270,900   $16,831,017
                                                                     -----------
    BUILDING PRODUCTS (1.6%)
    American Standard Cos., Inc.                           319,900    11,516,400
                                                                     -----------
    CAPITAL MARKETS (4.9%)
    Goldman Sachs Group, Inc. (The)                         76,700    10,833,875
    Merrill Lynch & Co., Inc.                              148,300    11,132,881
    Morgan Stanley                                         145,500     8,940,975
    State Street Corp.                                      87,300     5,278,158
                                                                     -----------
                                                                      36,185,889
                                                                     -----------
    CHEMICALS (1.5%)
    E.I. du Pont de Nemours & Co.                          270,800    10,601,820
                                                                     -----------
    COMMERCIAL BANKS (9.8%)
&   Bank of America Corp.                                  565,726    25,022,061
    PNC Financial Services Group, Inc.                     129,700     8,412,342
    U.S. Bancorp                                           442,300    13,229,193
    Wachovia Corp.                                         225,200    12,347,716
    Wells Fargo & Co.                                      208,000    12,970,880
                                                                     -----------
                                                                      71,982,192
                                                                     -----------
    COMMUNICATIONS EQUIPMENT (3.7%)
    Lucent Technologies, Inc.                     (a)(b) 2,156,500     5,693,160
    Motorola, Inc.                                         157,300     3,572,283
&   Nokia Oyj, ADR                                (c)      975,400    17,927,852
                                                                     -----------
                                                                      27,193,295
                                                                     -----------
    COMPUTERS & PERIPHERALS (1.7%)
    International Business Machines Corp.                  156,100    12,690,930
                                                                     -----------
    CONTAINERS & PACKAGING (0.6%)
    Owens-Illinois, Inc.                          (a)      213,200     4,688,268
                                                                     -----------
    DIVERSIFIED FINANCIAL SERVICES (6.3%)
&   Citigroup, Inc.                                        666,766    31,057,960
    JPMorgan Chase & Co.                                   378,692    15,053,007
                                                                     -----------
                                                                      46,110,967
                                                                     -----------
    DIVERSIFIED TELECOMMUNICATION SERVICES
       (4.9%)
    AT&T, Inc.                                             424,000    11,002,800
    BellSouth Corp.                                        198,700     5,716,599
&   Verizon Communications, Inc.                           596,000    18,869,360
                                                                     -----------
                                                                      35,588,759
                                                                     -----------

    ELECTRIC UTILITIES (0.5%)
    FirstEnergy Corp.                                       75,000     3,757,500
                                                                     -----------
    ENERGY EQUIPMENT & SERVICES (6.9%)
    ENSCO International, Inc.                              204,600    10,459,152
    Pride International, Inc.                      (a)     306,800    10,833,108
    Rowan Cos., Inc.                                       275,800    12,364,114
&   Transocean, Inc.                               (a)     205,800    16,700,670
                                                                     -----------
                                                                      50,357,044
                                                                     -----------
    FOOD & STAPLES RETAILING (4.6%)
    CVS Corp.                                      (b)     406,000    11,270,560
    Kroger Co. (The)                               (a)     584,800    10,760,320
    Wal-Mart Stores, Inc.                                  257,500    11,873,325
                                                                     -----------
                                                                      33,904,205
                                                                     -----------
    FOOD PRODUCTS (3.0%)
    Cadbury Schweppes PLC ADR                      (c)     253,000    10,076,990
    General Mills, Inc.                                    236,800    11,510,848
                                                                     -----------
                                                                      21,587,838
                                                                     -----------
    HEALTH CARE-SERVICES (0.7%)
    HCA, Inc.                                      (b)     103,400     5,074,872
                                                                     -----------
    HOUSEHOLD PRODUCTS (1.3%)
    Kimberly-Clark Corp.                                   164,700     9,407,664
                                                                     -----------
    INSURANCE (5.4%)
    AFLAC, Inc.                                            182,700     8,577,765
    Allstate Corp. (The)                                   189,600     9,868,680
    Hartford Financial Services Group, Inc.
       (The)                                       (b)     136,900    11,257,287
    Prudential Financial, Inc.                             133,000    10,020,220
                                                                     -----------
                                                                      39,723,952
                                                                     -----------
    IT SERVICES (1.6%)
    Computer Sciences Corp.                        (a)     232,200    11,772,540
                                                                     -----------
    MEDIA (4.6%)
    CBS Corp. Class B                                       20,900       546,117
    Comcast Corp. Class A                          (a)     459,100    12,772,162
    Time Warner, Inc.                              (b)     826,300    14,485,039
    Tribune Co.                                            181,500     5,265,315
    Viacom, Inc. Class B                           (a)      20,900       866,932
                                                                     -----------
                                                                      33,935,565
                                                                     -----------
    METALS & MINING (2.1%)
&   Inco, Ltd.                                     (a)(b)  298,400    15,301,952
                                                                     -----------
    OIL, GAS & CONSUMABLE FUELS (7.3%)
    Chevron Corp.                                          190,204    11,294,314
    ConocoPhillips                                         201,400    13,030,580
&   ExxonMobil Corp.                                       343,600    21,560,900
    Kerr-McGee Corp.                                        71,866     7,933,288
                                                                     -----------
                                                                      53,819,082
                                                                     -----------
    PHARMACEUTICALS (7.7%)
    Abbott Laboratories                                    318,300    13,734,645

    Bristol-Myers Squibb Co.                               165,600     3,774,024
&   Pfizer, Inc.                                           965,800    24,801,744
    Pharmaceutical HOLDRs Trust                 (b)(d)(e)   89,700     6,408,168
    Wyeth                                                  170,200     7,871,750
                                                                     -----------
                                                                      56,590,331
                                                                     -----------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
       (1.1%)
    Intel Corp.                                            216,500     4,604,955
    Texas Instruments, Inc.                                114,800     3,355,604
                                                                     -----------
                                                                       7,960,559
                                                                     -----------
    SOFTWARE (0.5%)
    BMC Software, Inc.                          (a)        179,900     3,975,790
                                                                     -----------
    SPECIALTY RETAIL (2.3%)
    Gap, Inc. (The)                                        396,200     7,167,258
    Home Depot, Inc. (The)                                 229,400     9,302,170
                                                                     -----------
                                                                      16,469,428
                                                                     -----------
    THRIFTS & MORTGAGE FINANCE (2.9%)
    PMI Group, Inc. (The)                       (b)        316,500    13,682,295
    Washington Mutual, Inc.                                186,750     7,903,260
                                                                     -----------
                                                                      21,585,555
                                                                     -----------
    WIRELESS TELECOMMUNICATION SERVICES (4.5%)
    ALLTEL Corp.                                (b)        188,800    11,333,664
&   Sprint Nextel Corp.                                    943,600    21,599,004
                                                                     -----------
                                                                      32,932,668
                                                                     -----------
    Total Common Stocks
       (Cost $574,508,417)                                           691,546,082
                                                                     -----------

    CONVERTIBLE PREFERRED STOCK (1.1%)
    PHARMACEUTICALS (1.1%)
    Goldman Sachs Group, Inc. (The)
       2.125% Series BSKT                       (f)           76,000   7,972,932
                                                                       ---------
    Total Convertible Preferred Stock
       (Cost $7,600,000)                                               7,972,932
                                                                       ---------

    INVESTMENT COMPANY (1.0%)
    Materials Select Sector SPDR Fund           (b)(d)       225,000   7,141,500
                                                                       ---------
    Total Investment Company
       (Cost $6,246,000)                                               7,141,500
                                                                       ---------

                                                             NUMBER OF
                                                            CONTRACTS (i)
                                                            -----------
    PURCHASED PUT OPTION (0.0%)                  @
    PHARMACEUTICALS (0.0%)                       @
    Pfizer, Inc.
       Strike Price $20.00

       Expire 3/18/06                         (a)          9,417        235,425
                                                                   ------------
    Total Purchased Put Option
       (Premium $1,016,189)                                             235,425
                                                                   ------------

                                                      PRINCIPAL
                                                        AMOUNT
                                                     -----------
    SHORT-TERM INVESTMENTS (9.0%)
    CERTIFICATE OF DEPOSIT (0.2%)
    Skandinaviska Enskilda Banken AB
       4.52%, due 2/22/06                     (g)(h) $ 1,276,859      1,276,859
                                                                   ------------
    Total Certificate of Deposit
       (Cost $1,276,859)                                              1,276,859
                                                                   ------------
    COMMERCIAL PAPER (3.2%)
    Compass Securitization
       4.517%, due 2/22/06                    (g)        912,042        912,042
    Den Danske Bank
       4.409%, due 2/6/06                     (g)      1,360,483      1,360,483
    Fairway Finance
       4.449%, due 2/21/06                    (g)      1,269,227      1,269,227
    Falcon Asset Securitization Corp.
       4.441%, due 3/9/06                     (g)        816,675        816,675
    General Electric Capital Corp.
       4.49%, due 2/16/06                             10,060,000     10,041,179
    Greyhawk Funding
       4.397%, due 2/13/06                    (g)        729,634        729,634
    Liberty Street
       4.527%, due 3/15/06                    (g)        547,225        547,225
    Park Avenue Receivables Corp.
       4.506%, due 2/23/06                    (g)      1,094,451      1,094,451
    Prefco Enterprises, Inc.
       4.518%, due 2/27/06                    (g)        638,430        638,430
    Ranger Funding LLC
       4.523%, due 3/7/06                     (g)        647,550        647,550
    UBS Finance Delaware LLC
       4.47%, due 2/1/06                               4,000,000      4,000,000
    Yorktown Capital LLC
       4.358%, due 2/2/06                     (g)      1,820,558      1,820,558
                                                                   ------------
    Total Commercial Paper
       (Cost $23,877,454)                                            23,877,454
                                                                   ------------
    FEDERAL AGENCY (0.3%)
    Federal Home Loan Bank (Discount Notes)
       4.25%, due 2/2/06                               2,580,000      2,579,695
                                                                   ------------
    Total Federal Agency
       (Cost $2,579,695)                                              2,579,695
                                                                   ------------

                                                        SHARES
                                                     -----------
    INVESTMENT COMPANIES (2.1%)
    BGI Institutional Money Market Fund       (g)      7,552,960      7,552,960
    Merrill Lynch Funds - Premier
       Institutional Money Market Fund                 7,570,000      7,570,000
                                                                   ------------
    Total Investment Companies

       (Cost $15,122,960)                                            15,122,960
                                                                   ------------

                                                      PRINCIPAL
                                                        AMOUNT
                                                     -----------
    REPURCHASE AGREEMENT (0.1%)
    Morgan Stanley & Co.
       4.605% dated 1/31/06
       due 2/1/06 Proceeds at Maturity $547,295
       (Collateralized by various bonds with a
       Principal Amount of $561,082
       and Market Value of $561,751)
                                              (g)       $547,225         547,225
                                                                   -------------
    Total Repurchase Agreement
       (Cost $547,225)                                                   547,225
                                                                   -------------
    TIME DEPOSITS (3.1%)
    Abbey National PLC
       4.40%, due 3/1/06                      (g)      2,006,493       2,006,493
    Bank of America
       4.52%, due 3/27/06                     (g)(h)   1,824,085       1,824,085
    Bank of Nova Scotia
       4.50%, due 3/24/06                     (g)      1,459,268       1,459,268
    Barclays
       4.425%, due 3/6/06                     (g)      1,824,084       1,824,084
    Credit Suisse First Boston Corp.
       4.50%, due 3/24/06                     (g)      1,276,859       1,276,859
    Deutsche Bank
       4.29%, due 2/1/06                      (g)      1,641,676       1,641,676
    Dexia Group
       4.52%, due 3/27/06                     (g)      1,459,268       1,459,268
    First Tennessee National Corp.
       4.39%, due 2/13/06                     (g)      1,824,085       1,824,085
    Fortis Bank
       4.35%, due 2/8/06                      (g)      1,824,085       1,824,085
       4.50%, due 2/28/06                     (g)      1,824,085       1,824,085
    National Australia Bank
       4.46%, due 2/1/06                      (g)      1,824,085       1,824,085
    Societe Generale
       4.50%, due 2/6/06                      (g)      2,006,493       2,006,493
    Wells Fargo & Co.
       4.50%, due 3/20/06                     (g)      1,641,676       1,641,676
                                                                   -------------
    Total Time Deposits
       (Cost $22,436,242)                                             22,436,242
                                                                   -------------
    Total Short-Term Investments
      (Cost $65,840,435)                                              65,840,435
                                                                   -------------
    Total Investments
       (Cost $655,211,041)                    (j)          105.4%    772,736,374 (k)
    Liabilities in Excess of
       Cash and Other Assets                                (5.4)    (39,227,959)
                                                      ----------   -------------
    Net Assets                                             100.0%   $733,508,415
                                                      ==========   =============

                                                        NUMBER OF
                                                       CONTRACTS(i)    VALUE
                                                       ------------  --------
    WRITTEN CALL OPTION (0.0%)                   @
    ENERGY EQUIPMENT & SERVICES (0.0%)           @
    Transocean, Inc.
       Strike price $80.00
       Expire 2/18/06                                      (623)      ($224,280)
                                                                     ----------
    Total Written Call Option
       (Premium Received $192,744)                                    ($224,280)
                                                                     ==========

+    Percentages indicated are based on Fund net assets.

@    Less than one tenth of a percent.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents security, or a portion thereof, which is out on loan.

(c)  ADR - American Depositary Receipt.

(d) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(e) HOLDRs - represents beneficial ownership in the common stock of a group of specified companies that are involved in various segments of the pharmaceutical industry.

(f) Synthetic Convertible - An equity-linked security issued by an entity other than the issuer of the underlying equity instrument. The underlying equity investment represents a basket of securities comprised of Abbott Laboratories, Eli Lilly, Forest Laboratories, GlaxoSmithKline, IVAX, Johnson & Johnson and Schering-Plough.

(g) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(h)  Floating rate. Rate shown is the rate in effect at January 31, 2006.

(i)  One contract relates to 100 shares.

(j)  The cost for federal income tax purposes is $657,801,263.

(k) At January 31, 2006 net unrealized appreciation was $114,935,111, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $123,190,681 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $8,255,570.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MAINSTAY FUNDS


By: /s/ Christopher O. Blunt
    ---------------------------------
    CHRISTOPHER O. BLUNT
    President

Date: March 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Christopher O. Blunt
    ---------------------------------
    CHRISTOPHER O. BLUNT
    President

Date: March 30, 2006


By: /s/ ARPHIELA ARIZMENDI
    ---------------------------------
    ARPHIELA ARIZMENDI
    Treasurer and Principal Financial
    and Accounting Officer

Date: March 30, 2006